UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 10 of its series, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund. Each series has a January 31 fiscal year end.

Date of reporting period: January 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

100% Treasury Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage 100% Treasury Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage 100% Treasury Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

The 12-month period that ended January 31, 2014, was characterized by a continuation of extremely low interest rates and an expectation that rates would remain low for an extended period of time. Although a number of factors contributed to keeping interest rates low, the primary factor was the Federal Reserve’s (Fed) commitment to maintaining an extremely accommodative monetary stance.

There was little change in the yield on 3-month Treasury bills (T-bills) from the prior fiscal year. Its yield declined from an average of 8 basis points (bps; 100 bps equals 1.00%) in the prior fiscal year to 5 bps in the 12-month period that ended January 31, 2014.

One of the reasons for downward pressure on interest rates was the end of the Fed’s Operation Twist, which had been in place the previous year and involved the Fed effectively lengthening the average maturity of its portfolio by purchasing U.S. Treasury securities with longer maturities while selling a like amount of similar securities with shorter maturities. Although the program was designed to stimulate the economy by keeping long-term interest rates low, it had the counterintuitive effect of increasing short-term rates. The mechanism for this effect was a buildup of U.S. Treasury security inventories on the balance sheets of primary government securities dealers—the primary purchasers of the Fed’s shorter-maturity securities. As the securities accumulated at the primary dealers, pending their eventual sale to investors, they added to the supply of collateral available in the repurchase agreement (repo) market, gradually pushing overnight repo rates higher in the prior fiscal year. When Operation Twist ended, the absence of its attendant excess repo collateral pushed repo rates back down in the current fiscal year. As measured by the Depository Trust & Clearing Corporation U.S. Treasury Repo Index1, repo rates averaged 9 bps in the fiscal year that ended January 31, 2012; rose to 21 bps in the fiscal year that ended January 31, 2013 (the year of Operation Twist); and fell again to 9 bps in the current fiscal year.

In addition, various domestic and international regulatory initiatives encouraged large banks to continue to reduce their leverage and left them with smaller portfolios to fund in the repo market. Shrinking supply in the repo market put further downward pressure on rates. Other regulatory changes added to the demand from banks and other financial market participants for low-risk assets, especially U.S. Treasury securities. This incremental demand helped keep T-bill yields low.

Our investment strategy remained consistent: We invested in T-bills and U.S. Treasury notes while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for money market funds and the money market industry. Regulators continue to discuss the potential for further changing the standards and practices for money market funds. From a market perspective, the Fed has been quite clear in its intent to keep interest rates low for an extended period that continues beyond the upcoming fiscal year. Eventually, however, we believe interest rates will begin to normalize, and after a number of years of near-zero rates, the adjustment process may not be smooth. In the face of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives.

1.	The Depository Trust & Clearing Corporation U.S. Treasury Repo Index tracks the average daily interest rate paid for the most-traded general collateral finance repurchase agreements (commonly referred to as “repo contracts”) for U.S. Treasury securities. You cannot invest directly in an index.

This page is intentionally left blank.

6	Wells Fargo Advantage 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.00	0.01	1.23	0.79	0.65
Administrator Class (WTRXX)	6-30-2010	0.00	0.01	1.30	0.52	0.30
Service Class (NWTXX)	12-3-1990	0.00	0.01	1.30	0.69	0.50
Sweep Class	6-30-2010	0.00	0.01	1.30	1.14	1.00

Fund yield summary[3] (%) as of January 31, 2014	Class A	Administrator Class	Service Class	Sweep Class
7-day current yield	0.00	0.00	0.00	0.00
7-day compound yield	0.00	0.00	0.00	0.00
30-day simple yield	0.00	0.00	0.00	0.00
30-day compound yield	0.00	0.00	0.00	0.00

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	7

Portfolio composition[4] as of January 31, 2014

Effective maturity distribution[5] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
50 days

Weighted average final maturity[7] as of January 31, 2014
50 days

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.72)%, (0.45)%, (0.62)%, and (1.07)% for Class A, Administrator Class, Service Class, and Sweep Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage 100% Treasury Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.01	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%
Administrator Class
Actual	$1,000.00	$1,000.01	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%
Service Class
Actual	$1,000.00	$1,000.01	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%
Sweep Class
Actual	$1,000.00	$1,000.01	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014	Wells Fargo Advantage 100% Treasury Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 95.62%
U.S. Treasury Bill (z)	0.04%	4-24-2014	$813,500,000	$813,424,303
U.S. Treasury Bill (z)	0.04	4-17-2014	361,900,000	361,867,330
U.S. Treasury Bill (z)	0.05	2-6-2014	691,120,000	691,117,244
U.S. Treasury Bill (z)	0.06	5-1-2014	700,000,000	699,904,844
U.S. Treasury Bill (z)	0.06	4-10-2014	850,000,000	849,903,750
U.S. Treasury Bill (z)	0.06	4-3-2014	802,660,000	802,575,191
U.S. Treasury Bill (z)	0.07	3-27-2014	923,625,000	923,537,586
U.S. Treasury Bill (z)	0.07	3-20-2014	856,110,000	856,034,978
U.S. Treasury Bill (z)	0.07	3-13-2014	800,000,000	799,939,809
U.S. Treasury Bill (z)	0.07	2-13-2014	850,000,000	849,982,777
U.S. Treasury Bill (z)	0.08	3-6-2014	800,000,000	799,944,867
U.S. Treasury Bill (z)	0.08	2-20-2014	800,000,000	799,969,589
U.S. Treasury Bill (z)	0.08	2-27-2014	700,000,000	699,961,500
U.S. Treasury Note	0.25	2-28-2014	100,000,000	100,012,679
U.S. Treasury Note	0.25	4-30-2014	35,000,000	35,014,003
U.S. Treasury Note	0.25	6-30-2014	10,000,000	10,004,785
U.S. Treasury Note	0.75	6-15-2014	60,000,000	60,133,562
U.S. Treasury Note	1.25	3-15-2014	150,000,000	150,196,801
U.S. Treasury Note	1.25	4-15-2014	150,000,000	150,344,896
U.S. Treasury Note	1.88	2-28-2014	34,000,000	34,042,120
U.S. Treasury Note	1.88	4-30-2014	135,000,000	135,570,442
U.S. Treasury Note	2.25	5-31-2014	140,000,000	140,970,605
U.S. Treasury Note	2.38	8-31-2014	10,000,000	10,125,758
U.S. Treasury Note	4.00	2-15-2014	250,000,000	250,318,888
U.S. Treasury Note	4.25	11-15-2014	10,000,000	10,318,495
U.S. Treasury Note	4.75	5-15-2014	10,000,000	10,128,584
U.S. Treasury Note	11.25	2-15-2015	15,000,000	16,714,357

Total Treasury Debt (Cost $11,062,059,743)				11,062,059,743

Total investments in securities (Cost $11,062,059,743) *	95.62%	11,062,059,743
Other assets and liabilities, net	4.38	507,247,947

Total net assets	100.00%	$11,569,307,690

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of assets and liabilities—January 31, 2014

Assets
Investments in unaffiliated securities, at amortized cost	$11,062,059,743
Cash	200,738,937
Receivable for investments sold	499,970,833
Receivable for Fund shares sold	697,414
Receivable for interest	8,761,410
Receivable from adviser	3,841,700
Prepaid expenses and other assets	40,405

Total assets	11,776,110,442

Liabilities
Payable for Fund shares redeemed	1,497,374
Payable for investments purchased	200,732,971
Distribution fees payable	128,602
Due to other related parties	1,891,250
Shareholder servicing fees payable	2,418,753
Accrued expenses and other liabilities	133,802

Total liabilities	206,802,752

Total net assets	$11,569,307,690

NET ASSETS CONSIST OF
Paid-in capital	$11,569,271,476
Overdistributed net investment income	(4,923)
Accumulated net realized gains on investments	41,137

Total net assets	$11,569,307,690

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$932,956,167
Shares outstanding – Class A	932,943,993
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$2,754,138,324
Shares outstanding – Administrator Class	2,754,016,602
Net asset value per share – Administrator Class	$1.00
Net assets – Service Class	$7,491,652,836
Shares outstanding – Service Class	7,491,261,610
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$390,560,363
Shares outstanding – Sweep Class	390,537,976
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—Year ended January 31, 2014	Wells Fargo Advantage 100% Treasury Money Market Fund	11

Investment income
Interest	$7,392,269

Expenses
Advisory fee	29,894,579
Administration fees
Fund level	4,914,582
Class A	1,744,266
Administrator Class	2,396,387
Service Class	9,296,522
Sweep Class	920,058
Shareholder servicing fees
Class A	1,980,885
Administrator Class	2,319,625
Service Class	19,111,392
Sweep Class	1,045,521
Distribution fees
Sweep Class	1,463,729
Custody and accounting fees	547,191
Professional fees	45,835
Registration fees	203,986
Shareholder report expenses	41,643
Trustees’ fees and expenses	12,955
Other fees and expenses	189,023

Total expenses	76,128,179
Less: Fee waivers and/or expense reimbursements	(68,768,427)

Net expenses	7,359,752

Net investment income	32,517

Net realized gains on investments	94,213

Net increase in net assets resulting from operations	$126,730

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$32,517		$0
Net realized gains on investments		94,213		206,698

Net increase in net assets resulting from operations		126,730		206,698

Distributions to shareholders from
Net investment income
Class A		(203)		0
Administrator Class		(695)		(767)
Service Class		(2,298)		(2,821)
Sweep Class		(127)		(148)
Net realized gains
Class A		(9,753)		(3,103)
Administrator Class		(32,213)		(29,875)
Service Class		(76,659)		(121,675)
Sweep Class		(4,351)		(7,047)

Total distributions to shareholders		(126,299)		(165,436)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,658,281,217	2,658,281,217	382,080,878	382,080,878
Administrator Class	9,437,306,081	9,437,306,081	5,307,450,223	5,307,450,223
Service Class	30,117,783,990	30,117,783,990	28,575,507,445	28,575,507,445
Sweep Class	3,652,815,921	3,652,815,921	3,870,316,236	3,870,316,236

		45,866,187,209		38,135,354,782

Reinvestment of distributions
Class A	9,956	9,956	3,103	3,103
Administrator Class	11,856	11,856	17,108	17,108
Service Class	33,231	33,231	43,595	43,595
Sweep Class	4,478	4,478	7,195	7,195

		59,521		71,001

Payment for shares redeemed
Class A	(2,016,076,170)	(2,016,076,170)	(321,925,336)	(321,925,336)
Administrator Class	(9,315,247,924)	(9,315,247,924)	(4,312,303,113)	(4,312,303,113)
Service Class	(30,428,639,509)	(30,428,639,509)	(29,275,694,412)	(29,275,694,412)
Sweep Class	(3,709,494,193)	(3,709,494,193)	(3,732,388,110)	(3,732,388,110)

		(45,469,457,796)		(37,642,310,971)

Net increase in net assets resulting from capital share transactions		396,788,934		493,114,812

Total increase in net assets		396,789,365		493,156,074

Net assets
Beginning of period		11,172,518,325		10,679,362,251

End of period		$11,569,307,690		$11,172,518,325

Overdistributed net investment income		$(4,923)		$(6,106)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
CLASS A	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.02%	0.01%	0.03%	0.74%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.77%	0.69%	0.75%	0.80%	0.83%
Net expenses	0.06%	0.09%	0.05%	0.14%	0.18%	0.58%
Net investment income	0.00%	0.00%	0.01%	0.01%	0.01%	0.68%
Supplemental data
Net assets, end of period (000s omitted)	$932,956	$290,743	$230,582	$225,499	$272,399	$306,451

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.52%	0.51%	0.52%
Net expenses	0.06%	0.09%	0.04%	0.14%
Net investment income	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,754,138	$2,632,074	$1,636,769	$662,873

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SERVICE CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.02%	0.01%	0.03%	0.86%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.69%	0.68%	0.70%	0.73%	0.73%
Net expenses	0.07%	0.09%	0.05%	0.14%	0.17%	0.46%
Net investment income	0.00%	0.00%	0.01%	0.01%	0.01%	0.74%
Supplemental data
Net assets, end of period (000s omitted)	$7,491,653	$7,802,468	$8,502,741	$8,435,170	$8,161,612	$7,641,351

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.14%
Net expenses	0.06%	0.09%	0.04%	0.14%
Net investment income	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$390,560	$447,234	$309,270	$112,648

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage 100% Treasury Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

18	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to financial statements

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2014, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized gains on investments
$(28,011)	$28,011

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements	Wells Fargo Advantage 100% Treasury Money Market Fund	19

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.26% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $126,299 and $165,436 of ordinary income for the years ended January 31, 2014 and January 31, 2013, respectively.

As of January 31, 2014, distributable earnings on a tax basis consisted of $41,137 in undistributed ordinary income.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo Advantage 100% Treasury Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and each of the years in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage 100% Treasury Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	21

TAX INFORMATION

For the fiscal year ended January 31, 2014, $127,102 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For California income tax purposes, the Fund designates 100% of its distributions paid from net investment income during the fiscal year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage 100% Treasury Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222975 03-14 A300/AR300 1-14

Wells Fargo Advantage

California Municipal Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage California Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage California Municipal Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yield—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the

Letter to shareholders (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	3

future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage California Municipal Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

During the 12-month period that ended January 31, 2014, the municipal money market space continued to experience the effect of the Federal Reserve’s (Fed’s) accommodative interest-rate policy, which has kept yields at depressed levels for the past few years. Supply constraints were a challenge because many issuers continued to adjust their debt profiles in favor of longer-term securities at the expense of the types of short-term variable-rate structures preferred by money market investors. Many issuers have also remained reluctant to add new debt despite slowly improving economic conditions, and municipalities have generally maintained a fiscally conservative approach in restoring spending on social services, education, and infrastructure projects in the postrecession environment. The continuation of these fiscal austerity policies resulted in less net supply in the municipal sector overall and particularly in municipal money market eligible securities, such as variable-rate demand notes (VRDNs), commercial paper, and notes. Additionally, uncertainty surrounding the implementation of regulatory policies, such as the Volcker Rule and the Basel III liquidity coverage ratio, continued to weigh on the municipal money market sector during the period.

While new issue supply remained light, demand for overnight and weekly puttable securities, such as VRDNs and tender option bonds (TOBs), remained consistently strong. VRDNs and TOBs were attractive to both traditional and nontraditional municipal money market investors for their liquidity features despite the persistent low rates throughout the period. Yields in the municipal money markets remained under pressure, and taxable-equivalent yields also were stubbornly low. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1, an index of seven-day VRDNs, averaged 0.09% during the 12-month period, down from an average of 0.17% the previous period. Rates on these securities tracked the typical seasonal demand pattern, beginning the period at 0.10% and peaking at 0.23% on April 17, 2013. When tax-season-related outflows abated, the SIFMA index began a slow and steady drop to the low single digits for the greater part of the period, setting a record low of 0.03% on January 8, 2014.

In the fixed-rate space, yields on commercial paper with maturities between 30 and 90 days tracked a few basis points lower on average throughout the period in sympathy with rates on daily and weekly floaters. Yields on 30-day and 60-day high-grade commercial paper joined variable rates in the single-digit yields, dropping to the 0.08% to 0.09% range by the end of the 12-month period from the 0.11% to 0.12% range the previous period. Because of the significant improvement in state and municipal balance sheets during the period, the level of cash flow note borrowing during the period dropped roughly 13% to $53 billion from $61 billion the previous period. The large drop in issuance was mostly due to large reductions in note sizes from traditional borrowers such as California and Texas, whose cash-flow needs dropped 45% and 27%, respectively, from the previous period. While this is welcome news from a credit perspective, it resulted in less supply for municipal money market investors. Accordingly, yields on one-year high-grade notes dropped from roughly 0.20% at the beginning of the period to 0.17% by the end of the period.

During the period, we maintained an emphasis on overall portfolio liquidity and principal stability in our portfolios in recognition of the persistently low absolute-yield environment. As such, we relied on VRDNs and TOBs with daily and weekly tenders in an attempt to maintain a lower-than-peer weighted average maturity. Despite the growing popularity of longer-dated structures, such as callable commercial paper and floating-rate notes, we preferred traditional high-grade fixed-rate notes, commercial paper, and pre-refunded bonds as a means for strategically extending the maturity profiles of our funds.

Strategic outlook

Based on forward guidance provided by the Fed, we anticipate that yields in the money market space will remain extraordinarily low for the near future despite the expected tapering of the Fed’s asset-purchase program throughout the year. Additionally, we believe uncertainty surrounding regulatory and fiscal policy will continue to weigh on the markets, thereby affecting the absolute level of interest rates and supply. We continue to believe that our portfolio strategy, with its emphasis on capital preservation and portfolio liquidity, will provide the necessary flexibility to meet the Fund’s objectives.

1.	The SIFMA Municipal Swap Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

This page is intentionally left blank.

6	Wells Fargo Advantage California Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

David D. Sylvester

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (SGCXX)	1-1-1992	0.01	0.02	0.96	0.64	0.64
Administrator Class (WCMXX)	6-30-2010	0.01	0.07	1.11	0.37	0.30
Institutional Class (WCTXX)	3-31-2008	0.01	0.08	1.12	0.25	0.20
Service Class (WFCXX)	11-8-1999	0.01	0.03	1.07	0.54	0.45
Sweep Class	6-30-2010	0.01	0.03	1.07	0.99	0.99

Fund yield summary[3] (%) as of January 31, 2014	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	7

Revenue source distribution[4] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
18 days

Weighted average final maturity[7] as of January 31, 2014
18 days

Effective maturity distribution[5] as of January 31, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.54)%, (0.26)%, (0.15)%, (0.44)%, and (0.89)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Revenue source distribution is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage California Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.08	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%
Administrator Class
Actual	$1,000.00	$1,000.08	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%
Institutional Class
Actual	$1,000.00	$1,000.08	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%
Service Class
Actual	$1,000.00	$1,000.08	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%
Sweep Class
Actual	$1,000.00	$1,000.08	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014	Wells Fargo Advantage California Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 101.29%

California: 98.93%

Other Municipal Debt: 21.96%
California RAN Series 2013 A-1 (Miscellaneous Revenue)	2.00%	5-28-2014	$24,300,000	$24,438,162
California RAN Series 2013 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	15,000,000	15,101,626
California Series 2011 A-2 (GO)	0.10	3-6-2014	5,000,000	5,000,000
California State University Institute Series A (Education Revenue)	0.08	4-3-2014	9,500,000	9,500,000
California State University Institute Series A (Education Revenue)	0.10	3-4-2014	12,765,000	12,765,000
City of Los Angeles CA Series B (GO)	4.00	9-1-2014	5,000,000	5,110,888
Foothill CA Eastern Transportation Corridor Agency Toll Road Revenue Bonds Series 1999 (Transportation Revenue)§	5.75	1-15-2040	39,000,000	39,000,000
Los Angeles County CA Schools Pooled Financing Program TRAN Series A-2 (Miscellaneous Revenue)	2.00	2-28-2014	9,700,000	9,712,011
Los Angeles County CA Series B (Miscellaneous Revenue)	0.08	2-5-2014	10,000,000	10,000,000
Los Angeles County CA TRAN Series A (Miscellaneous Revenue)	2.00	2-28-2014	18,750,000	18,773,496
Los Angeles County CA TRAN Series B (Miscellaneous Revenue)	2.00	6-30-2014	12,495,000	12,587,672
Los Angeles County Capital Asset Leasing Corporation Series B (Miscellaneous Revenue)	0.09	3-6-2014	15,000,000	15,000,000
Municipal Improvement Corporation of Los Angeles Series A-4 (Miscellaneous Revenue)	0.08	2-5-2014	11,978,000	11,978,000
Municipal Improvement Corporation of Los Angeles Series A-4 (Miscellaneous Revenue)	0.09	3-6-2014	11,000,000	11,000,000
San Diego CA Water Authority Series 7 (Water & Sewer Revenue)	0.11	3-5-2014	6,250,000	6,250,000
San Diego CA Water Authority Series 7 (Water & Sewer Revenue)	0.12	2-13-2014	10,000,000	10,000,000
San Francisco CA Airport Commission Series A-3 (Airport Revenue)	0.15	6-18-2014	2,200,000	2,200,000
Santa Clara County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	1.25	6-30-2014	25,000,000	25,107,915
State of California Department of Water Resources Series 1 (Water & Sewer Revenue)	0.07	3-14-2014	37,383,000	37,383,000
State of California Series 11A-4 (Miscellaneous Revenue)	0.09	2-4-2014	9,700,000	9,700,000
State of California Series A2 (Miscellaneous Revenue)	0.10	3-5-2014	15,000,000	15,000,000

				305,607,770

Variable Rate Demand Notes ø: 76.97%
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.03	7-1-2038	11,250,000	11,250,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center Orange Project (Miscellaneous Revenue, Bank of America NA LOC)	0.08	6-1-2029	4,425,000	4,425,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.03	9-1-2033	2,800,000	2,800,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-15-2035	8,100,000	8,100,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.03	4-1-2035	2,185,000	2,185,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.03	4-1-2036	6,480,000	6,480,000
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.03	5-15-2035	1,535,000	1,535,000
Bakersfield CA PFOTER PT-4669 Series A (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.15	9-15-2032	7,975,000	7,975,000
Bay Area Toll Authority California Toll Bridge Series 2007-C2 (Transportation Revenue, Union Bank NA LOC)	0.03	4-1-2047	8,710,000	8,710,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.08	10-1-2020	25,330,000	25,330,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-1-2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC LIQ)	0.06	11-1-2036	9,500,000	9,500,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.06	9-1-2040	$3,555,000	$3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.04	11-1-2040	22,100,000	22,100,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.09	11-1-2031	6,775,000	6,775,000
California CDA Livermore Valley Performing Arts Center Project Series 2006 (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.04	12-1-2036	3,600,000	3,600,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.04	8-1-2045	7,000,000	7,000,000
California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	4-15-2035	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LIQ)	0.05	11-1-2040	10,620,000	10,620,000
California CDA MFHR Seasons at Lakewood Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2037	3,200,000	3,200,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.05	3-1-2031	15,385,000	15,385,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	8-1-2031	14,340,000	14,340,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured) 144A	0.04	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series B (Health Revenue, Credit Suisse LIQ) 144A	0.04	11-15-2048	24,446,525	24,446,525
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.05	8-15-2032	2,625,000	2,625,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.07	6-1-2036	1,040,000	1,040,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.06	11-1-2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2035	3,605,000	3,605,000
California Educational Facilities Authority Stanford University Series L (Education Revenue)	0.03	10-1-2022	2,000,000	2,000,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)	0.05	11-1-2033	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.04	8-1-2039	13,460,000	13,460,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.03	3-1-2047	6,725,000	6,725,000
California HFFA Scripps Health Series C (Health Revenue)	0.03	10-1-2042	18,500,000	18,500,000
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project Series 2006 (Education Revenue, U.S. Bank NA LOC)	0.04	9-1-2036	5,800,000	5,800,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue)	0.03	12-1-2035	1,310,000	1,310,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.04	11-1-2026	3,065,000	3,065,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.06	7-1-2030	9,900,000	9,900,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage California Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC)	0.03%	12-1-2040	$14,940,000	$14,940,000
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.07	1-1-2037	2,075,000	2,075,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacific Capital Bank NA LOC)	0.03	6-1-2025	6,195,000	6,195,000
California Kindergarten Series B-1 (GO, Citibank NA LOC)	0.03	5-1-2034	3,750,000	3,750,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.07	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series 2007-A (Housing Revenue, California Bank & Trust LOC)	0.04	8-1-2037	15,610,000	15,610,000
California Municipal Finance Authority San Francisco Planning Project Series 2008A (IDR, Pacific Capital Bank NA LOC)	0.03	12-1-2042	4,500,000	4,500,000
California PCFA Exempt Facilities Revenue Exxon Mobil Project (IDR)	0.02	12-1-2029	2,800,000	2,800,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.08	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.08	11-1-2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.10	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.11	11-1-2032	8,000,000	8,000,000
California Public Improvements Series A Sub Series A-1-2 Refunding Notes (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.03	5-1-2040	15,450,000	15,450,000
California Series 2004-B3 (GO, Citibank NA LOC)	0.04	5-1-2034	3,300,000	3,300,000
California State Health Facilities Financing Authority Series A (Health Revenue)	0.03	10-1-2043	10,000,000	10,000,000
California State Kindergarten Series B-2 (GO, Citibank NA LOC)	0.04	5-1-2034	4,550,000	4,550,000
California Statewide CDA Sweep Loan Program Series A (Health Revenue, U.S. Bank NA LOC)	0.03	8-1-2035	9,300,000	9,300,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.05	6-1-2028	8,700,000	8,700,000
California Statewide Communities Development Authority (Housing Revenue, Citibank NA LOC)	0.12	1-1-2038	2,870,000	2,870,000
California University Revenue Class A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.05	11-1-2035	4,000,000	4,000,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ)	0.12	5-1-2015	6,210,000	6,210,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured) 144A	0.19	11-1-2033	3,000,000	3,000,000
California University Revenue Systemwide Series C (Education Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	0.12	11-1-2014	10,000,000	10,000,000
Clipper Tax Exempt Certificate Trust Series 2013-4A (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.05	11-1-2043	4,130,000	4,130,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	2-1-2023	11,000,000	11,000,000
Deutsche Bank Spears/Lifers Trust Series DBE-1188 (GO) 144A	0.06	8-1-2047	10,230,000	10,230,000
Deutsche Bank Spears/Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured) 144A	0.12	12-1-2030	2,265,000	2,265,000
Deutsche Bank Spears/Lifers Trust Series DBE-296 (GO, AGM Insured) 144A	0.11	8-1-2031	4,105,000	4,105,000
Deutsche Bank Spears/Lifers Trust Series DBE-362 (GO, Ambac Insured) 144A	0.12	6-1-2022	3,570,000	3,570,000
Deutsche Bank Spears/Lifers Trust Series DBE-455 (Tax Revenue) 144A	0.12	9-1-2036	2,110,000	2,110,000
Deutsche Bank Spears/Lifers Trust Series DBE-659 (Tax Revenue) 144A	0.06	8-1-2031	11,383,000	11,383,000
East Bay CA Municipal Wastewater Systems Series 2008-C (Water & Sewer Revenue, Bank of New York Mellon SPA)	0.03	6-1-2027	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine University (Education Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.04%	6-1-2015	$2,160,000	$2,160,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Vacaville United School District (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.04	8-1-2032	10,120,000	10,120,000
Golden State Tobacco Securitization Corporation California Class A (Tobacco Revenue, BHAC/FGIC Insured, Citibank NA LIQ) 144A	0.14	6-1-2038	9,900,000	9,900,000
Golden State Tobacco Securitization Corporation California Series 2040 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.17	6-1-2045	12,900,000	12,900,000
Golden State Tobacco Securitization Corporation California Series 2215 (Tobacco Revenue, Morgan Stanley Bank LIQ)	0.26	6-1-2045	25,500,000	25,500,000
Golden State Tobacco Securitization Corporation California Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.17	6-1-2045	21,290,000	21,290,000
Hartnell CA Community College District PUTTER Series 2966 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.10	6-1-2014	4,800,000	4,800,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.05	3-1-2028	6,620,000	6,620,000
JPMorgan Chase PUTTER/DRIVER Trust Semitropic Improvement Series 3584 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	6-1-2017	9,590,000	9,590,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3459 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.09	11-15-2025	8,000,000	8,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO, JPMorgan Chase & Company LIQ) 144A	0.07	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.07	8-1-2015	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4002Z (GO, JPMorgan Chase & Company LIQ) 144A	0.07	8-1-2018	5,010,000	5,010,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	5-15-2021	5,000,000	5,000,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2031	5,810,000	5,810,000
Las Virgenes CA Unified School District Series A (GO, AGM Insured, Bank of America NA LIQ) 144A	0.09	8-1-2031	6,665,000	6,665,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.04	8-1-2033	5,000,000	5,000,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2034	6,290,000	6,290,000
Los Angeles CA COP Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.04	8-1-2038	7,150,000	7,150,000
Los Angeles CA DW&P Sub Series A-3 (Utilities Revenue)	0.03	7-1-2035	18,775,000	18,775,000
Los Angeles CA DW&P Sub Series B-5 (Utilities Revenue, Royal Bank of Canada SPA)	0.02	7-1-2034	4,000,000	4,000,000
Los Angeles CA IDA Megatoys Project (IDR, East West Bank LOC)	0.06	7-1-2031	3,000,000	3,000,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.06	7-1-2027	3,540,000	3,540,000
Los Angeles CA Water & Power Revenue Subseries B6 (Utilities Revenue, Royal Bank of Canada SPA)	0.05	7-1-2034	3,900,000	3,900,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.05	8-15-2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.04	10-1-2042	10,235,000	10,235,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.04	1-1-2031	27,305,000	27,305,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage California Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
Metropolitan Water District of Southern California (Water & Sewer Revenue)	0.06%	7-1-2030	$10,000,000	$10,000,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2024	1,350,000	1,350,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.06	7-1-2033	14,780,000	14,780,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.03	3-1-2049	2,350,000	2,350,000
Orange County CA Improvement Bond Act of 1915 Irvine Coast Assessment District #88 (Miscellaneous Revenue, Sumitomo Mitsui Banking LOC)	0.04	9-2-2018	17,165,000	17,165,000
Pasadena CA COP Series 2008-A (Miscellaneous Revenue, Bank of America NA LOC)	0.04	2-1-2035	9,250,000	9,250,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.06	4-1-2026	500,000	500,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2034	5,000,000	5,000,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LIQ)	0.06	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2033	1,500,000	1,500,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC LIQ)	0.05	8-1-2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.06	12-1-2022	18,400,000	18,400,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2036	5,205,000	5,205,000
Sacramento County CA Sanitation District Royal Bank of Canada Municipal Products Incorporated Series E-44 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	10-1-2015	12,500,000	12,500,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	2-15-2027	1,500,000	1,500,000
San Bernardino County CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-1-2026	7,000,000	7,000,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.04	8-1-2019	11,000,000	11,000,000
San Diego County CA Regional Transportation Community Limited Tax Series 2008-A (Tax Revenue, JPMorgan Chase & Company SPA)	0.04	4-1-2038	2,400,000	2,400,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.05	11-1-2036	16,260,000	16,260,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.06	11-1-2039	6,500,000	6,500,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.06	8-1-2032	2,840,000	2,840,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.04	8-1-2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B-1 (Housing Revenue, FHLMC LIQ)	0.05	12-1-2017	37,500,000	37,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	1,325,000	1,325,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø(continued)
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.07%	11-1-2033	$7,225,000	$7,225,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.05	2-1-2038	10,600,000	10,600,000
San Jose CA MFHR Villa Monterey Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	7-15-2035	8,000,000	8,000,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.05	6-1-2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2032	1,120,000	1,120,000
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A	0.09	8-1-2031	5,000,000	5,000,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.04	7-1-2033	2,345,000	2,345,000
Tustin CA Unified School District Special Tax Community Facilities District # 07-1 (Tax Revenue, Bank of America NA LOC)	0.04	9-1-2050	37,350,000	37,350,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.04	12-1-2038	4,805,000	4,805,000

				1,071,309,525

Other: 0.82%

Variable Rate Demand Notes ø: 0.82%
FHLMC Multi-Family Certificates (Housing Revenue)	0.10	11-15-2034	9,850,370	9,850,370
FHLMC Multi-Family Certificates (Housing Revenue)	0.10	8-15-2045	1,629,503	1,629,503

				11,479,873

Puerto Rico: 1.54%

Variable Rate Demand Notes ø: 1.54%
Puerto Rico Sales Tax Financing Corporation Deutsche Bank Spears Lifers Trust Series DBE-1194 (Tax Revenue) 144A	0.29	8-1-2057	13,400,000	13,400,000
Puerto Rico Sales Tax Financing Corporation Deutsche Bank Spears Lifers Trust Series DBE-1195 (Tax Revenue) 144A	0.24	8-1-2057	1,900,000	1,900,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1196 (Tax Revenue) 144A	0.24	8-1-2057	3,000,000	3,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1222 (Tax Revenue) 144A	0.24	8-1-2057	1,200,000	1,200,000
Puerto Rico Sales Tax Financing Corporation Series 2009C Deutsche Bank Spears Lifers Trust Series DBE-1223 (Tax Revenue) 144A	0.24	8-1-2057	1,000,000	1,000,000
Puerto Rico Sales Tax Financing Corporation Series 2009C Deutsche Bank Spears Lifers Trust Series DBE-1224 (Tax Revenue) 144A	0.24	8-1-2057	900,000	900,000

				21,400,000

Total Municipal Obligations (Cost $1,409,797,168)				1,409,797,168

Other: 0.57%
Nuveen California Quality Income Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1-1581 (Citibank NA LIQ) ±§144A	0.11	8-1-2040	4,000,000	4,000,000
Nuveen California Select Quality Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1-1589 (Citibank NA LIQ) ±§144A	0.11	8-1-2040	4,000,000	4,000,000

Total Other (Cost $8,000,000)				8,000,000

Total investments in securities (Cost $1,417,797,168) *	101.86%	1,417,797,168
Other assets and liabilities, net	(1.86)	(25,943,270)

Total net assets	100.00%	$1,391,853,898

§	Security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014	Wells Fargo Advantage California Municipal Money Market Fund	15

Assets
Investments in unaffiliated securities, at amortized cost	$1,417,797,168
Cash	28,234
Receivable for investments sold	10,015,022
Receivable for Fund shares sold	133
Receivable for interest	1,310,489
Receivable from adviser	388,678
Prepaid expenses and other assets	8,094

Total assets	1,429,547,818

Liabilities
Dividends payable	7,669
Payable for investments purchased	37,075,225
Payable for Fund shares redeemed	4,961
Distribution fees payable	18,993
Due to other related parties	271,447
Accrued expenses and other liabilities	315,625

Total liabilities	37,693,920

Total net assets	$1,391,853,898

NET ASSETS CONSIST OF
Paid-in capital	$1,391,847,881
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	6,169

Total net assets	$1,391,853,898

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$649,144,029
Shares outstanding – Class A	649,138,109
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$100,063
Shares outstanding – Administrator Class	100,062
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$613,100,965
Shares outstanding – Institutional Class	613,091,287
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$69,934,910
Shares outstanding – Service Class	69,934,074
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$59,573,931
Shares outstanding – Sweep Class	59,572,880
Net asset value per share – Sweep Class	$1.00

1	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Municipal Money Market Fund	Statement of operations—year ended January 31, 2014

Investment income
Interest	$1,698,903

Expenses
Advisory fee	1,509,304
Administration fees
Fund level	754,652
Class A	1,412,743
Administrator Class	99
Institutional Class	586,178
Service Class	80,840
Sweep Class	147,308
Shareholder servicing fees
Class A	1,605,139
Administrator Class	99
Service Class	164,777
Sweep Class	167,396
Distribution fees
Sweep Class	234,354
Custody and accounting fees	57,982
Professional fees	28,395
Registration fees	27,132
Shareholder report expenses	29,573
Trustees’ fees and expenses	7,285
Other fees and expenses	38,462

Total expenses	6,851,718
Less: Fee waivers and/or expense reimbursements	(5,308,647)

Net expenses	1,543,071

Net investment income	155,832

Net realized gains on investments	51,191

Net increase in net assets resulting from operations	$207,023

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage California Municipal Money Market Fund	17

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$155,832		$215,229
Net realized gains on investments		51,191		83,162

Net increase in net assets resulting from operations		207,023		298,391

Distributions to shareholders from
Net investment income
Class A		(64,214)		(89,467)
Administrator Class		(11)		(10)
Institutional Class		(78,175)		(106,964)
Service Class		(6,736)		(9,265)
Sweep Class		(6,696)		(9,523)
Net realized gains
Class A		(20,469)		(38,169)
Administrator Class		(3)		(5)
Institutional Class		(22,377)		(38,088)
Service Class		(2,035)		(3,889)
Sweep Class		(1,908)		(4,043)

Total distributions to shareholders		(202,624)		(299,423)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,509,755,813	1,509,755,813	1,535,128,493	1,535,128,493
Administrator Class	0	0	24,028	24,028
Institutional Class	1,889,091,688	1,889,091,688	1,923,231,073	1,923,231,073
Service Class	78,815,661	78,815,661	111,081,003	111,081,003
Sweep Class	1,047,205	1,047,205	1,566,899	1,566,899

		3,478,710,367		3,571,031,496

Reinvestment of distributions
Class A	79,009	79,009	118,849	118,849
Administrator Class	14	14	15	15
Institutional Class	11,189	11,189	17,544	17,544
Service Class	5,379	5,379	8,125	8,125
Sweep Class	8,571	8,571	13,566	13,566

		104,162		158,099

Payment for shares redeemed
Class A	(1,484,589,690)	(1,484,589,690)	(2,039,679,039)	(2,039,679,039)
Administrator Class	0	0	(24,028)	(24,028)
Institutional Class	(2,056,073,623)	(2,056,073,623)	(2,027,965,866)	(2,027,965,866)
Service Class	(76,610,383)	(76,610,383)	(149,597,158)	(149,597,158)
Sweep Class	(17,509,909)	(17,509,909)	(46,455,639)	(46,455,639)

		(3,634,783,605)		(4,263,721,730)

Net decrease in net assets resulting from capital share transactions		(155,969,076)		(692,532,135)

Total decrease in net assets		(155,964,677)		(692,533,167)

Net assets
Beginning of period		1,547,818,575		2,240,351,742

End of period		$1,391,853,898		$1,547,818,575

Overdistributed net investment income		$(152)		$(152)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
CLASS A	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.02%	0.01%	0.02%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.64%	0.63%	0.69%	0.87%	0.85%
Net expenses	0.10%	0.17%	0.16%	0.32%	0.44%	0.66%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	1.19%
Supplemental data
Net assets, end of period (000s omitted)	$649,144	$623,898	$1,128,321	$1,486,876	$1,948,313	$3,291,922

1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2	Amount is less than $0.005.

3	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.37%
Net expenses	0.10%	0.17%	0.15%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$100

1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2	Amount is less than $0.005.

3	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS	2014	2013	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.02%	0.03%	0.12%	0.20%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.25%	0.24%	0.28%	0.48%	0.46%
Net expenses	0.10%	0.16%	0.14%	0.20%	0.24%	0.22%
Net investment income	0.01%	0.01%	0.02%	0.12%	0.23%	1.59%
Supplemental data
Net assets, end of period (000s omitted)	$613,101	$780,069	$884,793	$831,108	$236,353	$370,572

1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009

3	Amount is less than $0.005.

4	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SERVICE CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.02%	0.01%	0.06%	1.42%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.62%	0.77%	0.75%
Net expenses	0.10%	0.17%	0.15%	0.32%	0.38%	0.47%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.07%	1.43%
Supplemental data
Net assets, end of period (000s omitted)	$69,935	$67,724	$106,229	$101,301	$397,508	$709,029

1	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.
2	Amount is less than $0.005.
3	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.99%	0.98%	0.98%
Net expenses	0.10%	0.17%	0.17%	0.29%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$59,574	$76,028	$120,909	$402,840

1	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2	Amount is less than $0.005.

3	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage California Municipal Money Market Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

24	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Notes to financial statements	Wells Fargo Advantage California Municipal Money Market Fund	25

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2014 and January 31, 2013 were as follows:

	Year ended January 31
	2014	2013
Ordinary income	$34,128	$67,430
Tax-exempt income	155,832	215,229
Long-term capital gain	12,664	16,764

As of January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain
$4,061	$13,256	$2,108

26	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements

6. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S., therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage California Municipal Money Market Fund	27

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and each of the years or periods in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage California Municipal Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

28	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $12,664 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2014.

For the fiscal year ended January 31, 2014, $34,128 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For federal and California income tax purposes, the Fund designates 100% of its distributions paid from net investment income during the fiscal year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

30	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the

Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage California Municipal Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222976 03-14 A301/AR301 1-14

Wells Fargo Advantage

Cash Investment Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Cash Investment Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields-repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Cash Investment Money Market Fund	Money Market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

The 12-month period that ended January 31, 2014, seemed like a case of déjà vu all over again. As with the prior fiscal year, the immediate focus was on the crisis management efforts of the European Union, the European Central Bank (ECB), and the International Monetary Fund. This time, they bailed out Cyprus to support its economy and its banking system, which had been weakened, in part, by default-related impairment of their sizeable investments in Greece and Greek sovereign debt. The resolution of this crisis, however, sent shivers through the worldwide financial community because the terms of the ECB bailout required uninsured, meaning large, depositors to take a haircut, or loss, on their deposits of 47.5%. Unlike previous eurozone shocks, Cyprus’ relatively small size meant the effects of its crisis on prime money market instruments were limited, both in terms of market volatility and duration of the turmoil. However, the implications of the depositors’ haircut for future financial investments spurred a multinational debate about the appropriate breadth and limits of central bank powers.

At midyear, the Federal Reserve (Fed) gave the market a bit of a jolt when it announced it was “prepared to increase or reduce the pace of its asset purchases to maintain appropriate policy accommodation as the outlook for the labor market or inflation changes.” While the Fed reiterated its commitment to monetary accommodation by pledging to keep short-term rates very low for a very long time, the investment community interpreted the Fed’s statement as indicating that the Fed was going to start reducing its securities purchases, and it was simply a question of when. The Fed answered in December 2013, announcing it would reduce its securities purchases in January 2014 by $10 billion per month.

Though the Fed was still pumping money into the system, many participants incorrectly interpreted this as the beginning of the tightening cycle and longer-term rates rose and became more volatile. Short-term rates, however, remained anchored at their lows. In the face of dwindling supply and steady demand, the benchmark 3-month London Interbank Offered Rate (LIBOR) declined from 0.30% at the beginning of the period to 0.24% at the end of the period. In addition, credit spreads continued to grind tighter as market fears about the state of the world’s economies eased.

On the regulatory front, the U.S. Securities and Exchange Commission (SEC) released its long-anticipated proposal to revise regulations governing money market funds in early June 2013. Clocking in at more than 239,000 words—longer than the entire book Moby Dick—this 698-page proposal contained 476 pages of discussion, outlined many issues needing clarification, and represented a thoughtful approach to understanding the effects of any revisions. Though the comment period on the proposal officially ended September 16, 2013, comments have continued to pour in. By the end of January 2014, the SEC had received 227 letters from concerned individuals, corporations, professional associations, and government officials at both the federal and state levels; received form letters from 1,227 individuals or entities; and participated in 64 meetings with industry professionals and associations. This proposal had little noticeable effect on the markets or fund investors, with participants waiting to see the final rule, the types of funds it would affect, and the implementation schedule.

And finally, turning to the government, we again faced a debt ceiling debate in Congress that occupied the markets during the last quarter of the year. An eleventh-hour agreement between the U.S. House of Representatives and the U.S. Senate averted government funding difficulties and avoided a default on U.S. debt. The level of political rancor and market volatility, however, far exceeded the amount we faced in previous years’ episodes. During the reporting period, we were mindful of the upcoming expiration on February 7, 2014, of the temporary suspension of the debt ceiling, which had the potential to create some dislocation in the government markets. One important outcome of the December 2013 agreement was the divorce between the budget, which the Congress passed in January 2014, and the debt ceiling; because they are now delinked, we were hopeful the budget’s removal as a bargaining chip would help resolve the situation more smoothly and peacefully than the last round. Since the reporting period ended, the debt ceiling limit has been suspended until March 2015.

Strategic outlook

The upcoming fiscal year contains many uncertainties for money market funds and the money market industry. The SEC’s proposal to amend Rule 2a-7 will likely garner a lot of attention. We also believe the Fed is likely to continue tapering its asset-purchase program. In our opinion, we feel that this will have little effect on short-term rates in the short run. If history is our guide, we believe it is likely that long-term rates will rise before short-term rates do. The Fed appears committed to keeping short-term rates low for a longer period of time than either economic measures would indicate or market participants may expect; we believe any tendency for rates to increase will likely be offset by downward pressure on yields from an increase in demand for money market instruments amid a decreasing supply of money market investments. In light of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives. Our aim is to continue to assess the possibilities and developments in the markets, analyze their risks and rewards, and construct money market fund portfolios that will be resilient in the face of these challenges.

Performance highlights (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	5

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFAXX)	7-31-2003	0.01	0.07	1.68	0.35	0.35
Institutional Class (WFIXX)	10-14-1987	0.03	0.15	1.80	0.23	0.20
Select Class (WFQXX)	6-29-2007	0.10	0.22	1.84	0.19	0.13
Service Class (NWIXX)	10-14-1987	0.01	0.05	1.59	0.52	0.50

Fund yield summary[3] (%) as of January 31, 2014	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.01	0.07	0.01
7-day compound yield	0.01	0.01	0.07	0.01
30-day simple yield	0.01	0.01	0.07	0.01
30-day compound yield	0.01	0.01	0.07	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website—wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 6.

6	Wells Fargo Advantage Cash Investment Money Market Fund	Performance highlights (unaudited)

Portfolio composition[4] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
30 days

Weighted average final maturity[7] as of January 31, 2014
48 days

Effective maturity distribution[5] as of January 31, 2014

1.	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.15)%, (0.03%), 0.01% and (0.32)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

Fund expenses (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	7

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Institutional Class
Actual	$1,000.00	$1,000.06	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Select Class
Actual	$1,000.00	$1,000.40	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 33.08%
Abbey National Treasury Services plc	0.10%	2-3-2014	$229,000,000	$229,000,000
Abbey National Treasury Services plc +§%%	0.31	3-4-2015	90,000,000	90,000,000
Banco Del Estado De Chile	0.21	3-10-2014	50,000,000	50,000,000
Banco Del Estado De Chile ±	0.21	4-7-2014	20,000,000	20,000,000
Bank of Montreal	0.14	3-10-2014	20,000,000	19,999,806
Bank of Montreal	0.17	2-10-2014	10,000,000	10,000,039
Bank of Montreal	0.17	3-3-2014	100,000,000	100,000,000
Bank of Montreal	0.17	3-5-2014	60,000,000	60,000,000
Bank of Montreal	0.17	4-2-2014	50,000,000	50,000,000
Bank of Montreal	0.18	3-11-2014	30,000,000	30,000,000
Bank of Nova Scotia	0.16	3-31-2014	40,000,000	39,999,377
Bank of Nova Scotia	0.19	2-20-2014	40,000,000	40,000,000
Bank of Nova Scotia	0.19	5-6-2014	45,000,000	45,000,000
Bank of Nova Scotia	0.20	4-17-2014	50,000,000	50,000,000
Bank of Nova Scotia ±%%	0.25	3-4-2015	55,000,000	55,000,000
Bank of Tokyo-Mitsubishi LLC	0.11	2-5-2014	70,000,000	70,000,000
Bank of Tokyo-Mitsubishi LLC	0.20	3-5-2014	12,000,000	12,000,299
Bank of Tokyo-Mitsubishi LLC ±	0.92	2-10-2014	6,000,000	6,000,874
BNP Paribas SA	0.22	2-5-2014	55,000,000	55,000,000
China Construction Bank Corporation	0.25	2-4-2014	90,000,000	90,000,000
China Construction Bank Corporation ±§	0.41	3-25-2015	91,000,000	91,000,000
Credit Agricole Corporate and Investment Banking	0.10	2-3-2014	247,000,000	247,000,000
Credit Industriel & Commercial (New York)	0.10	2-3-2014	180,000,000	180,000,000
Credit Industriel & Commercial (New York)	0.14	2-7-2014	110,000,000	110,000,000
Credit Suisse New York	0.20	3-6-2014	30,000,000	30,001,032
Credit Suisse New York	0.27	2-7-2014	137,000,000	137,001,063
DBS Bank Limited	0.16	2-3-2014	235,000,000	235,000,000
DG Bank New York	0.16	3-6-2014	40,000,000	40,000,000
DG Bank New York	0.18	3-7-2014	40,000,000	40,000,000
DNB Nor Bank ASA	0.07	2-3-2014	269,000,000	269,000,000
JPMorgan Chase Bank NA ±	0.24	6-11-2014	7,000,000	7,000,113
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-29-2014	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	2-12-2014	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-16-2014	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-21-2014	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	4-2-2014	57,000,000	57,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.22	2-14-2014	85,000,000	85,000,000
Mizuho Bank Limited	0.22	2-18-2014	120,000,000	120,002,996
National Bank of Kuwait	0.13	2-3-2014	94,000,000	94,000,000
Natixis Corporation	0.10	2-3-2014	80,000,000	80,000,000
Nordea Bank plc	0.18	3-24-2014	30,000,000	30,000,000
Norinchukin Bank	0.22	2-28-2014	29,000,000	29,000,000
Norinchukin Bank	0.15	2-10-2014	45,000,000	45,000,175
Norinchukin Bank	0.21	2-10-2014	60,000,000	60,000,000
Norinchukin Bank	0.21	3-11-2014	53,000,000	53,000,000
Norinchukin Bank	0.21	4-8-2014	25,000,000	24,999,778
Norinchukin Bank	0.21	4-10-2014	40,000,000	40,000,000
Norinchukin Bank	0.21	5-2-2014	35,000,000	35,000,000
Norinchukin Bank	0.22	3-6-2014	45,000,000	45,000,000
Oversea-Chinese Banking Corporation	0.16	2-3-2014	170,000,000	170,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Royal Bank of Canada ±	0.26%	10-17-2014	$55,000,000	$55,000,000
Royal Bank of Canada ±	0.27	6-24-2014	35,000,000	35,000,000
Skandinaviska Enskilda Banken AG ±	0.61	4-10-2014	20,000,000	20,014,025
Societe Generale	0.11	2-3-2014	135,000,000	135,000,000
Societe Generale ±	0.28	10-31-2014	50,000,000	50,000,000
Societe Generale ±	0.36	5-14-2014	50,000,000	50,000,000
Societe Generale ±	0.37	9-12-2014	49,000,000	49,000,000
Standard Chartered Bank	0.22	5-28-2014	45,000,000	45,000,000
Standard Chartered Bank	0.23	6-3-2014	40,000,000	40,000,000
Standard Chartered Bank	0.23	6-10-2014	40,000,000	40,000,000
Standard Chartered Bank	0.23	6-18-2014	60,000,000	60,000,000
Sumitomo Mitsui Banking Corporation ±	0.21	3-19-2014	48,000,000	48,000,000
Sumitomo Mitsui Banking Corporation	0.21	2-3-2014	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.21	2-19-2014	58,000,000	58,000,000
Sumitomo Mitsui Banking Corporation	0.21	3-4-2014	55,000,000	55,000,000
Sumitomo Mitsui Banking Corporation	0.21	4-16-2014	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation	0.22	3-12-2014	7,000,000	7,000,000
Sumitomo Mitsui Banking Corporation	0.23	2-10-2014	20,000,000	20,000,233
Sumitomo Mitsui Banking Corporation	0.26	3-3-2014	30,000,000	30,001,862
Swedbank ±	0.31	3-5-2014	21,800,000	21,801,566
Toronto-Dominion Bank	0.15	4-1-2014	35,000,000	35,000,000
Toronto-Dominion Bank	0.17	2-6-2014	30,000,000	30,000,000
Toronto-Dominion Bank	0.17	2-12-2014	47,000,000	47,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	50,000,000	50,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	30,000,000	30,000,000
Toronto-Dominion Bank	0.22	2-24-2014	45,000,000	45,000,000
Toronto-Dominion Bank	0.23	3-6-2014	52,000,000	52,000,000
Westpac Banking Corporation ±	0.25	4-2-2014	6,000,000	5,999,840
Westpac Banking Corporation ±	0.27	2-18-2015	45,000,000	45,000,000

Total Certificates of Deposit (Cost $4,869,823,078)				4,869,823,078

Commercial Paper: 48.82%

Asset-Backed Commercial Paper: 21.81%
Albion Capital Corporation 144A(z)	0.15	2-7-2014	20,000,000	19,999,667
Alpine Securitization Corporation 144A(z)	0.14	2-18-2014	50,000,000	49,997,083
Anglesea Funding LLC ±144A	0.31	3-21-2014	25,000,000	25,000,000
Anglesea Funding LLC ±144A	0.31	5-12-2014	40,000,000	40,000,000
Antalis US Funding Corporation 144A(z)	0.19	2-3-2014	14,000,000	14,000,000
Antalis US Funding Corporation 144A(z)	0.24	2-25-2014	18,000,000	17,997,360
Antalis US Funding Corporation 144A(z)	0.25	2-5-2014	5,000,000	4,999,931
Antalis US Funding Corporation 144A(z)	0.25	3-6-2014	7,000,000	6,998,493
Antalis US Funding Corporation 144A(z)	0.25	3-10-2014	4,000,000	3,999,028
Antalis US Funding Corporation 144A(z)	0.26	2-4-2014	15,000,000	14,999,892
Bedford Row Funding Corporation ±144A	0.26	1-9-2015	17,000,000	17,000,000
Bennington Stark Capital Company LLC ±144A	0.37	5-9-2014	50,000,000	49,998,100
Cedar Springs Capital Company 144A(z)	0.28	2-28-2014	50,000,000	49,990,278
Concord Minutemen Capital Company 144A(z)	0.21	3-3-2014	20,000,000	19,996,733
Concord Minutemen Capital Company 144A(z)	0.21	3-4-2014	15,000,000	14,997,463
Concord Minutemen Capital Company 144A(z)	0.21	3-14-2014	20,000,000	19,995,450

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Concord Minutemen Capital Company 144A(z)	0.21%	3-21-2014	$20,000,000	$19,994,633
Concord Minutemen Capital Company 144A(z)	0.22	2-4-2014	5,000,000	4,999,969
Concord Minutemen Capital Company 144A(z)	0.22	2-11-2014	10,000,000	9,999,511
Concord Minutemen Capital Company 144A(z)	0.23	3-6-2014	11,000,000	10,997,821
Concord Minutemen Capital Company 144A(z)	0.23	4-21-2014	15,000,000	14,992,621
Crown Point Capital Company 144A(z)	0.10	2-3-2014	17,000,000	17,000,000
Crown Point Capital Company 144A(z)	0.21	3-11-2014	10,000,000	9,997,900
Crown Point Capital Company 144A(z)	0.21	3-13-2014	34,000,000	33,992,463
Crown Point Capital Company 144A(z)	0.21	3-14-2014	20,000,000	19,995,450
Crown Point Capital Company 144A(z)	0.21	3-17-2014	43,000,000	42,989,465
Crown Point Capital Company 144A(z)	0.21	3-21-2014	20,000,000	19,994,633
Crown Point Capital Company 144A(z)	0.22	2-11-2014	10,000,000	9,999,511
Crown Point Capital Company 144A(z)	0.23	3-6-2014	11,000,000	10,997,821
Crown Point Capital Company 144A(z)	0.23	4-21-2014	15,000,000	14,992,621
Gemini Securitization Corporation LLC 144A(z)	0.09	2-3-2014	11,000,000	11,000,000
Gotham Funding Corporation 144A(z)	0.18	3-12-2014	10,000,000	9,998,150
Gotham Funding Corporation 144A(z)	0.18	3-17-2014	10,000,000	9,997,900
Gotham Funding Corporation 144A(z)	0.18	3-19-2014	50,000,000	49,989,000
Gotham Funding Corporation 144A(z)	0.19	2-18-2014	5,000,000	4,999,604
Gotham Funding Corporation 144A(z)	0.18	2-3-2014	48,000,000	48,000,000
Gotham Funding Corporation 144A(z)	0.18	2-6-2014	3,000,000	2,999,955
Gotham Funding Corporation 144A(z)	0.18	2-10-2014	25,565,000	25,564,094
Gotham Funding Corporation 144A(z)	0.18	2-11-2014	15,000,000	14,999,400
Gotham Funding Corporation 144A(z)	0.18	3-24-2014	60,000,000	59,985,300
Gotham Funding Corporation 144A(z)	0.18	4-1-2014	8,000,000	7,997,720
Gotham Funding Corporation 144A(z)	0.19	3-3-2014	25,000,000	24,996,655
Gotham Funding Corporation 144A(z)	0.20	2-19-2014	15,000,000	14,998,667
Gotham Funding Corporation 144A(z)	0.20	2-25-2014	22,000,000	21,997,311
Govco LLC 144A(z)	0.19	3-5-2014	15,000,000	14,997,625
Govco LLC 144A(z)	0.19	3-26-2014	7,000,000	6,998,116
Govco LLC 144A(z)	0.20	3-7-2014	20,000,000	19,996,444
Hannover Funding Company LLC 144A(z)	0.23	2-18-2014	38,000,000	37,997,030
Hannover Funding Company LLC 144A(z)	0.23	2-19-2014	29,000,000	28,997,316
Hannover Funding Company LLC 144A(z)	0.23	2-24-2014	7,000,000	6,999,061
Hannover Funding Company LLC 144A(z)	0.23	2-26-2014	5,000,000	4,999,265
Institutional Secured Funding LLC 144A(z)	0.35	2-7-2014	20,000,000	19,999,222
Institutional Secured Funding LLC 144A(z)	0.35	2-11-2014	40,000,000	39,996,889
Institutional Secured Funding LLC 144A(z)	0.35	2-21-2014	4,000,000	3,999,300
Institutional Secured Funding LLC 144A(z)	0.35	2-27-2014	20,000,000	19,995,333
Institutional Secured Funding LLC 144A(z)	0.35	3-4-2014	20,000,000	19,994,361
Institutional Secured Funding LLC 144A(z)	0.40	4-8-2014	15,000,000	14,989,333
Kells Funding LLC ±144A	0.19	2-18-2014	20,000,000	19,999,883
Kells Funding LLC ±144A	0.22	12-11-2014	25,000,000	25,000,000
Kells Funding LLC ±144A	0.22	12-12-2014	46,000,000	46,000,000
Kells Funding LLC ±144A	0.24	10-10-2014	50,000,000	50,000,000
Kells Funding LLC ±144A	0.24	10-28-2014	51,000,000	50,995,666
Kells Funding LLC ±144A	0.24	10-8-2014	45,000,000	44,996,900
Kells Funding LLC ±144A	0.24	10-20-2014	42,000,000	42,000,000
Lexington Parker Capital Company LLC 144A(z)	0.21	3-4-2014	55,000,000	54,990,696
Lexington Parker Capital Company LLC 144A(z)	0.21	3-11-2014	5,000,000	4,998,950

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Lexington Parker Capital Company LLC 144A(z)	0.21%	3-13-2014	$8,000,000	$7,998,227
Lexington Parker Capital Company LLC 144A(z)	0.21	3-17-2014	30,000,000	29,992,650
Lexington Parker Capital Company LLC 144A(z)	0.21	3-18-2014	30,000,000	29,992,475
Lexington Parker Capital Company LLC 144A(z)	0.22	2-20-2014	15,000,000	14,998,442
Lexington Parker Capital Company LLC 144A(z)	0.23	3-6-2014	10,000,000	9,998,019
Liberty Street Funding LLC 144A(z)	0.14	2-20-2014	10,000,000	9,999,339
Liberty Street Funding LLC 144A(z)	0.17	2-27-2014	20,000,000	19,997,733
Liberty Street Funding LLC 144A(z)	0.17	3-3-2014	6,000,000	5,999,207
Liberty Street Funding LLC 144A(z)	0.17	3-17-2014	10,000,000	9,998,017
Liberty Street Funding LLC 144A(z)	0.17	4-1-2014	8,000,000	7,997,847
Liberty Street Funding LLC 144A(z)	0.19	2-14-2014	5,000,000	4,999,710
Liberty Street Funding LLC 144A(z)	0.19	2-21-2014	7,000,000	6,999,335
Liberty Street Funding LLC 144A(z)	0.19	2-24-2014	30,000,000	29,996,675
Liberty Street Funding LLC 144A(z)	0.19	3-6-2014	20,000,000	19,996,728
Liberty Street Funding LLC 144A(z)	0.19	3-11-2014	15,000,000	14,997,150
Liberty Street Funding LLC 144A(z)	0.19	4-28-2014	22,000,000	21,990,247
Liberty Street Funding LLC 144A(z)	0.19	5-1-2014	25,000,000	24,988,521
LMA Americas LLC 144A(z)	0.22	2-19-2014	6,000,000	5,999,413
LMA Americas LLC 144A(z)	0.22	2-20-2014	4,000,000	3,999,584
LMA Americas LLC 144A(z)	0.24	2-14-2014	25,000,000	24,998,167
LMA Americas LLC 144A(z)	0.25	3-10-2014	8,000,000	7,998,056
LMA Americas LLC 144A(z)	0.27	4-2-2014	54,000,000	53,977,219
LMA Americas LLC 144A(z)	0.27	4-7-2014	50,000,000	49,976,375
Manhattan Asset Funding Company LLC 144A(z)	0.18	3-20-2014	50,000,000	49,988,750
Manhattan Asset Funding Company LLC 144A(z)	0.18	3-24-2014	40,000,000	39,990,200
Manhattan Asset Funding Company LLC 144A(z)	0.18	3-26-2014	14,000,000	13,996,430
Manhattan Asset Funding Company LLC 144A(z)	0.21	2-11-2014	20,000,000	19,999,067
Manhattan Asset Funding Company LLC 144A(z)	0.21	2-13-2014	13,000,000	12,999,242
Manhattan Asset Funding Company LLC 144A(z)	0.21	2-20-2014	15,000,000	14,998,513
Manhattan Asset Funding Company LLC 144A(z)	0.21	2-25-2014	6,000,000	5,999,230
Matchpoint Master Trust 144A(z)	0.23	2-18-2014	45,000,000	44,995,688
Matchpoint Master Trust 144A(z)	0.23	2-21-2014	25,000,000	24,997,125
Matchpoint Master Trust 144A(z)	0.23	2-27-2014	13,000,000	12,998,007
Mountcliff Funding LLC ±144A	0.33	6-27-2014	28,000,000	27,997,342
Newport Funding Corporation 144A(z)	0.22	2-5-2014	8,000,000	7,999,902
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	2-3-2014	20,000,000	20,000,000
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	2-4-2014	45,000,000	44,999,750
Northern Pines Funding LLC 144A(z)	0.20	2-27-2014	9,000,000	8,998,800
Old Line Funding LLC 144A(z)	0.23	2-20-2014	12,000,000	11,998,697
Regency Markets No.1 LLC 144A(z)	0.13	2-7-2014	10,000,000	9,999,856
Regency Markets No.1 LLC 144A(z)	0.14	2-14-2014	40,000,000	39,998,289
Regency Markets No.1 LLC 144A(z)	0.14	2-18-2014	15,000,000	14,999,125
Regency Markets No.1 LLC 144A(z)	0.14	2-19-2014	15,000,000	14,999,067
Regency Markets No.1 LLC 144A(z)	0.14	2-20-2014	120,000,000	119,992,067
Rhein-Main Securitization Limited 144A(z)	0.03	2-4-2014	34,000,000	33,999,868
Rhein-Main Securitization Limited 144A(z)	0.14	2-3-2014	19,000,000	19,000,000
Ridgefield Funding Company LLC 144A(z)	0.19	2-4-2014	11,000,000	10,999,942
Ridgefield Funding Company LLC 144A(z)	0.20	2-3-2014	24,000,000	24,000,000
Ridgefield Funding Company LLC 144A(z)	0.25	2-10-2014	60,000,000	59,997,083
Ridgefield Funding Company LLC 144A(z)	0.25	2-19-2014	15,000,000	14,998,333

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Ridgefield Funding Company LLC 144A(z)	0.25%	2-12-2014	$10,000,000	$9,999,375
Ridgefield Funding Company LLC ±144A	0.25	5-9-2014	34,000,000	33,999,239
Scaldis Capital LLC 144A(z)	0.25	3-5-2014	4,000,000	3,999,167
Scaldis Capital LLC 144A(z)	0.18	2-18-2014	30,000,000	29,997,750
Scaldis Capital LLC 144A(z)	0.21	2-5-2014	25,000,000	24,999,708
Scaldis Capital LLC 144A(z)	0.24	3-3-2014	10,000,000	9,998,133
Sydney Capital Corporation 144A(z)	0.22	3-12-2014	15,000,000	14,996,608
Sydney Capital Corporation 144A(z)	0.22	3-14-2014	10,000,000	9,997,617
Thunder Bay Funding LLC 144A(z)	0.24	3-5-2014	30,000,000	29,994,000
Thunder Bay Funding LLC 144A(z)	0.23	2-20-2014	7,000,000	6,999,240
Victory Receivables 144A(z)	0.16	2-5-2014	15,000,000	14,999,867
Victory Receivables 144A(z)	0.16	2-12-2014	15,000,000	14,999,400
Victory Receivables 144A(z)	0.16	2-19-2014	25,000,000	24,998,222
Victory Receivables 144A(z)	0.18	2-6-2014	26,000,000	25,999,610
Victory Receivables 144A(z)	0.18	2-7-2014	20,000,000	19,999,600
Victory Receivables 144A(z)	0.18	3-3-2014	17,000,000	16,997,542
Victory Receivables 144A(z)	0.18	3-10-2014	44,000,000	43,992,300
Victory Receivables 144A(z)	0.18	3-14-2014	20,000,000	19,996,100
Victory Receivables 144A(z)	0.18	3-17-2014	10,000,000	9,997,900
Victory Receivables 144A(z)	0.18	3-18-2014	15,000,000	14,996,775
Victory Receivables 144A(z)	0.18	3-19-2014	12,000,000	11,997,360
Victory Receivables 144A(z)	0.18	3-24-2014	25,000,000	24,993,875
Victory Receivables 144A(z)	0.18	3-25-2014	50,000,000	49,987,500
White Point Funding Incorporated 144A(z)	0.30	4-1-2014	8,000,000	7,996,200
Working Capital Management Company 144A(z)	0.18	2-7-2014	10,000,000	9,999,800
Working Capital Management Company 144A(z)	0.17	2-4-2014	20,000,000	19,999,906
Working Capital Management Company 144A(z)	0.17	2-18-2014	40,000,000	39,997,167
Working Capital Management Company 144A(z)	0.18	2-5-2014	22,000,000	21,999,776

				3,210,138,289

Financial Company Commercial Paper: 22.03%
ABN AMRO Funding LLC 144A(z)	0.20	2-4-2014	45,000,000	44,999,750
ANZ New Zealand International Limited ±144A	0.24	9-16-2014	42,000,000	42,001,763
Australia & New Zealand Banking Group ±144A	0.16	5-27-2014	40,000,000	39,997,639
Australia & New Zealand Banking Group ±144A	0.24	11-18-2014	28,000,000	28,000,000
Banco de Credito e Inversiones 144A(z)	0.45	4-28-2014	70,000,000	69,926,500
Banco Santander Chile 144A(z)	0.35	2-4-2014	8,000,000	7,999,922
Banco Santander Chile 144A(z)	0.35	2-5-2014	8,000,000	7,999,844
Banco Santander Chile 144A(z)	0.35	2-20-2014	20,000,000	19,996,694
Banco Santander Chile 144A(z)	0.35	2-25-2014	10,000,000	9,997,861
Banco Santander Chile 144A(z)	0.35	2-27-2014	10,000,000	9,997,667
Banco Santander Chile 144A(z)	0.35	3-11-2014	5,000,000	4,998,250
Banco Santander Chile 144A(z)	0.35	3-12-2014	11,000,000	10,996,043
Banque et Caisse d’Epargne de l’Etat (z)	0.17	4-15-2014	20,000,000	19,993,294
Barclays Bank plc 144A(z)	0.17	3-10-2014	18,000,000	17,997,025
Barclays Bank plc (z)	0.25	3-18-2014	75,000,000	74,977,604
BPCE 144A(z)	0.20	3-6-2014	50,000,000	49,991,389
BPCE 144A(z)	0.26	2-4-2014	55,000,000	54,999,603
Caisse Centrale Desjardins du Quebec 144A(z)	0.15	3-5-2014	45,000,000	44,994,375
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	2-25-2014	15,000,000	14,998,533

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Cash Investment Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Caisse Centrale Desjardins du Quebec 144A(z)	0.18%	3-12-2014	$53,000,000	$52,990,195
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-10-2014	10,000,000	9,996,700
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-11-2014	15,000,000	14,994,975
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-22-2014	60,000,000	59,976,600
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-23-2014	8,000,000	7,996,840
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	4-17-2014	34,000,000	33,986,901
Caisse Centrale Desjardins du Quebec ±144A	0.26	10-23-2014	61,000,000	61,000,518
CDP Financial Incorporated 144A(z)	0.15	3-10-2014	12,000,000	11,998,250
CDP Financial Incorporated 144A(z)	0.15	3-3-2014	9,000,000	8,998,950
CPPIB Capital Incorporated 144A(z)	0.14	3-6-2014	20,000,000	19,997,589
CPPIB Capital Incorporated 144A(z)	0.14	3-7-2014	10,000,000	9,998,756
Dexia Credit Local SA (z)	0.47	2-21-2014	50,000,000	49,988,250
Dexia Credit Local SA (z)	0.47	2-26-2014	40,000,000	39,987,989
Fortis Funding LLC 144A(z)	0.10	2-3-2014	65,000,000	65,000,000
Fortis Funding LLC 144A(z)	0.10	2-10-2014	45,000,000	44,999,125
Fortis Funding LLC 144A(z)	0.22	2-13-2014	45,000,000	44,997,250
HSBC Bank plc ±144A	0.26	10-2-2014	50,000,000	50,000,000
ING (U.S.) Funding LLC (z)	0.19	3-14-2014	14,000,000	13,997,118
JPMorgan Securities Incorporated ±144A	0.34	9-10-2014	49,000,000	49,000,000
Lloyds Bank plc (z)	0.06	2-3-2014	202,000,000	202,000,000
Macquarie Bank Limited 144A(z)	0.19	3-27-2014	30,000,000	29,991,767
Macquarie Bank Limited 144A(z)	0.19	3-28-2014	30,000,000	29,991,608
Macquarie Bank Limited 144A(z)	0.20	2-4-2014	29,000,000	28,999,839
Macquarie Bank Limited 144A(z)	0.20	2-6-2014	55,000,000	54,999,083
Macquarie Bank Limited 144A(z)	0.20	2-10-2014	35,000,000	34,998,639
Macquarie Bank Limited 144A(z)	0.20	2-11-2014	44,000,000	43,998,045
Macquarie Bank Limited 144A(z)	0.20	2-12-2014	30,000,000	29,998,500
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	2-7-2014	8,000,000	7,999,849
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-13-2014	8,000,000	7,998,564
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-19-2014	10,000,000	9,997,922
Natexis Banques Populaire (z)	0.25	2-5-2014	75,000,000	74,998,958
Nederlandse Waterschapsbank NV ±144A	0.20	6-23-2014	62,000,000	62,001,029
Nederlandse Waterschapsbank NV ±144A	0.23	2-18-2014	15,000,000	15,000,183
Nederlandse Waterschapsbank NV ±144A	0.24	10-29-2014	47,000,000	47,000,000
Nordea Bank AB 144A(z)	0.18	3-27-2014	14,000,000	13,996,360
Nordea Bank AB 144A(z)	0.18	4-1-2014	41,000,000	40,988,513
Nordea Bank AB 144A(z)	0.18	4-4-2014	60,000,000	59,982,000
Nordea Bank AB 144A(z)	0.19	3-25-2014	5,000,000	4,998,681
Nordea Bank AB 144A(z)	0.20	4-17-2014	37,000,000	36,984,994
Nordea Bank AB 144A(z)	0.26	2-3-2014	56,000,000	56,000,000
NRW Bank 144A(z)	0.13	2-25-2014	58,000,000	57,995,392
NRW Bank 144A(z)	0.13	2-27-2014	75,000,000	74,993,500
NV Bank Nederlandse Gemeenten 144A(z)	0.22	2-3-2014	35,000,000	35,000,000
NV Bank Nederlandse Gemeenten 144A(z)	0.17	3-17-2014	65,000,000	64,987,108
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	70,000,000	69,986,661
PSP Capital Incorporated 144A(z)	0.15	3-24-2014	4,000,000	3,999,183
PSP Capital Incorporated 144A(z)	0.20	6-17-2014	7,000,000	6,994,789
Rabobank USA Financial Corporation (z)	0.18	3-17-2014	41,000,000	40,991,390
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	3-4-2014	55,000,000	54,990,696
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-5-2014	48,000,000	47,999,627

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Sumitomo Trust & Banking Corporation 144A(z)	0.14%	2-27-2014	$61,000,000	$60,994,307
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-28-2014	55,000,000	54,994,653
Suncorp Group Limited 144A(z)	0.27	3-11-2014	13,000,000	12,996,490
Suncorp Group Limited 144A(z)	0.27	3-12-2014	10,000,000	9,997,225
Suncorp Group Limited 144A(z)	0.27	3-18-2014	21,000,000	20,993,228
Suncorp Group Limited 144A(z)	0.28	2-6-2014	10,000,000	9,999,767
Suncorp Group Limited 144A(z)	0.28	2-12-2014	10,000,000	9,999,300
Suncorp Group Limited 144A(z)	0.28	3-5-2014	10,000,000	9,997,667
Suncorp Group Limited 144A(z)	0.32	4-14-2014	13,000,000	12,991,911
Suncorp Group Limited 144A(z)	0.35	3-4-2014	5,000,000	4,998,590
Toyota Credit Canada Incorporated (z)	0.25	2-12-2014	6,000,000	5,999,625
United Overseas Bank Limited 144A(z)	0.18	2-13-2014	19,000,000	18,999,050
United Overseas Bank Limited 144A(z)	0.18	4-8-2014	30,000,000	29,990,400
United Overseas Bank Limited 144A(z)	0.18	4-15-2014	20,000,000	19,992,900
United Overseas Bank Limited 144A(z)	0.18	4-17-2014	46,000,000	45,983,210
United Overseas Bank Limited 144A(z)	0.18	4-21-2014	20,000,000	19,992,300
United Overseas Bank Limited 144A(z)	0.19	3-12-2014	40,000,000	39,992,189
United Overseas Bank Limited 144A(z)	0.20	4-3-2014	60,000,000	59,980,334
United Overseas Bank Limited 144A(z)	0.20	5-20-2014	20,000,000	19,988,222
United Overseas Bank Limited 144A(z)	0.21	4-11-2014	18,000,000	17,992,965
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	25,000,000	24,974,000
United Overseas Bank Limited 144A(z)	0.24	7-10-2014	15,000,000	14,984,300
Westpac Banking Corporation ±144A	0.24	8-1-2014	65,000,000	65,002,991
Westpac Securities NZ Limited 144A(z)	0.20	3-12-2014	20,000,000	19,995,989
Westpac Securities NZ Limited ±144A	0.24	8-20-2014	23,000,000	23,000,000
Westpac Securities NZ Limited ±144A	0.24	9-4-2014	32,000,000	32,000,000

				3,242,464,255

Other Commercial Paper: 4.98%
Caisse Des Depots et Consignations 144A(z)	0.17	3-4-2014	42,000,000	41,994,248
Caisse Des Depots et Consignations 144A(z)	0.17	4-16-2014	40,000,000	39,986,400
Caisse Des Depots et Consignations 144A(z)	0.17	4-28-2014	70,000,000	69,972,000
Caisse Des Depots et Consignations 144A(z)	0.18	3-10-2014	70,000,000	69,988,090
China International Marine Containers Company Limited (z)	0.35	2-12-2014	7,000,000	6,999,388
China International Marine Containers Company Limited (z)	0.37	2-10-2014	5,000,000	4,999,640
China International Marine Containers Company Limited (z)	0.37	2-7-2014	40,000,000	39,998,433
China Shipping Container Lines Company Limited (z)	0.35	2-7-2014	25,000,000	24,999,028
China Shipping Container Lines Company Limited (z)	0.35	2-10-2014	25,000,000	24,998,299
China Shipping Container Lines Company Limited (z)	0.35	2-11-2014	30,000,000	29,997,622
China Shipping Container Lines Company Limited (z)	0.37	2-12-2014	35,000,000	34,996,788
CNPC Finance 144A(z)	0.34	2-12-2014	10,000,000	9,999,150
CNPC Finance 144A(z)	0.34	2-20-2014	15,000,000	14,997,592
CNPC Finance 144A(z)	0.35	2-10-2014	35,000,000	34,997,618
CNPC Finance 144A(z)	0.37	2-18-2014	14,000,000	13,997,841
CNPC Finance 144A(z)	0.37	2-21-2014	10,000,000	9,998,150
CNPC Finance 144A(z)	0.37	2-24-2014	30,000,000	29,993,525
CNPC Finance 144A(z)	0.37	3-3-2014	24,000,000	23,993,093
CNPC Finance 144A(z)	0.38	2-7-2014	10,000,000	9,999,578
COFCO Capital Corporation (z)	0.16	2-11-2014	10,000,000	9,999,644
COFCO Capital Corporation (z)	0.16	2-18-2014	20,000,000	19,998,667

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Cash Investment Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
Sinochem Company Limited (z)	0.15%	3-4-2014	$60,000,000	$59,992,750
Sinochem Company Limited (z)	0.16	2-10-2014	22,000,000	21,999,316
Toyota Credit de Puerto Rico (z)	0.17	3-21-2014	7,000,000	6,998,479
Toyota Credit de Puerto Rico (z)	0.26	2-18-2014	7,000,000	6,999,242
Toyota Motor Credit Corporation ±	0.20	6-9-2014	51,000,000	51,000,000
Toyota Motor Credit Corporation ±	0.21	2-28-2014	19,000,000	19,000,919

				732,895,500

Total Commercial Paper (Cost $7,185,498,044)				7,185,498,044

Government Agency Debt: 0.24%
Overseas Private Investment Corporation ±§(i)	0.12	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations: 6.27%

Alabama: 0.09%

Variable Rate Demand Note ø: 0.09%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.06	11-15-2046	12,625,000	12,625,000

California: 0.43%

Other Municipal Debt: 0.22%
California Series 11B5 (GO)	0.14	2-19-2014	15,000,000	15,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	3-10-2014	5,000,000	5,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	3-18-2014	5,000,000	5,000,000
San Francisco CA Public Utilities Commission Series A1T (GO)	0.18	4-8-2014	7,000,000	7,000,000

				32,000,000

Variable Rate Demand Notes ø: 0.21%
San Francisco CA City & County COP Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.20	11-1-2041	2,000,000	2,000,000
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.06	8-1-2032	14,000,000	14,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	7,850,000	7,850,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured) 144A	0.12	9-1-2036	7,000,000	7,000,000

				30,850,000

Colorado: 0.46%

Variable Rate Demand Notes ø: 0.46%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.05	11-1-2026	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.05	5-1-2038	18,000,000	18,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.08	5-1-2050	33,815,000	33,815,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.07	11-15-2025	10,000,000	10,000,000

				67,815,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 0.15%

Variable Rate Demand Note ø: 0.15%
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.23%	2-1-2026	$21,800,000	$21,800,000

Delaware: 0.72%

Variable Rate Demand Note ø: 0.72%
Puttable Floating Option Taxable Notes Series TNP-1007 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.38	7-15-2014	106,390,000	106,390,000

Georgia: 0.14%

Other Municipal Debt: 0.03%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.15	2-21-2014	5,000,000	5,000,000

Variable Rate Demand Notes ø: 0.11%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.41	10-1-2039	12,670,000	12,670,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project (IDR, Bank of America NA LOC)	0.08	5-1-2020	3,000,000	3,000,000

				15,670,000

Illinois: 0.24%

Variable Rate Demand Notes ø: 0.24%
Cook County IL Various Projects Series D (Tax Revenue)	0.13	11-1-2030	31,000,000	31,000,000
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds Sub Series A-3 (Housing Revenue, FHLB SPA)	0.05	8-1-2035	4,000,000	4,000,000

				35,000,000

Iowa: 0.15%

Variable Rate Demand Note ø: 0.15%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.06	6-1-2039	21,885,000	21,885,000

Maryland: 0.63%

Variable Rate Demand Notes ø: 0.63%
Maryland CDA Department of Housing & Community Development (Housing Revenue, TD Bank NA SPA)	0.05	9-1-2043	8,400,000	8,400,000
Maryland CDA Housing & Community Residential Series B (Housing Revenue)	0.11	9-1-2033	42,000,000	42,000,000
Maryland CDA Series E (Housing Revenue, Royal Bank of Canada SPA)	0.10	7-1-2045	21,795,000	21,795,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.06	9-1-2040	13,700,000	13,700,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.07	1-1-2029	6,155,000	6,155,000

				92,050,000

Michigan: 0.83%

Variable Rate Demand Notes ø: 0.83%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.08	9-1-2033	37,000,000	37,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Cash Investment Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.08%	9-1-2032	$27,000,000	$27,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	10-1-2046	58,180,000	58,180,000

				122,180,000

Nevada: 0.08%

Variable Rate Demand Note ø: 0.08%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.07	10-1-2035	12,160,000	12,160,000

New York: 0.40%

Variable Rate Demand Notes ø: 0.40%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.12	10-1-2031	3,515,000	3,515,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.14	6-15-2044	8,000,000	8,000,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	11-1-2039	37,935,000	37,935,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.41	7-27-2014	10,100,000	10,100,000

				59,550,000

North Carolina: 0.05%

Variable Rate Demand Note ø: 0.05%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.22	7-1-2027	7,675,000	7,675,000

Ohio: 0.82%

Variable Rate Demand Notes ø: 0.82%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.13	9-1-2039	22,152,000	22,152,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.06	9-1-2038	33,000,000	33,000,000
Ohio HFA Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.05	9-1-2036	19,505,000	19,505,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.06	9-1-2038	38,745,000	38,745,000
Ohio Housing Finance Agency Residential Mortgage Backed Series F (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.06	3-1-2037	8,050,000	8,050,000

				121,452,000

South Carolina: 0.17%

Other Municipal Debt: 0.07%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	3-3-2014	4,000,000	4,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	3-3-2014	6,000,000	6,000,000

				10,000,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Note ø: 0.10%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144A	0.14%	1-1-2050	$15,000,000	$15,000,000

Tennessee: 0.02%

Variable Rate Demand Note ø: 0.02%
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.07	12-1-2041	3,000,000	3,000,000

Texas: 0.69%

Variable Rate Demand Notes ø: 0.69%
Bexar County TX Health Facilities El Centro del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.06	12-1-2032	2,280,000	2,280,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.07	9-1-2041	7,200,000	7,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking LOC) 144A	0.07	9-1-2031	10,000,000	10,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.07	4-1-2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.21	2-1-2035	33,095,000	33,095,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.05	3-1-2042	10,000,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Gas Utilities, Morgan Stanley Bank LIQ) 144A	0.34	12-15-2026	14,266,296	14,266,296
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.06	6-1-2045	13,500,000	13,500,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.05	12-1-2033	5,000,000	5,000,000

				101,341,296

Utah: 0.03%

Variable Rate Demand Note ø: 0.03%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.05	11-1-2045	4,427,000	4,427,000

Washington: 0.03%

Other Municipal Debt: 0.03%
Port of Seattle WA Series D1 (Airport Revenue)	0.20	2-6-2014	5,000,000	5,000,000

West Virginia: 0.14%

Variable Rate Demand Notes ø: 0.14%
Fayette County WV Solid Waste Disposal Facility Commission Georgia-Pacific Corporation Project (IDR, U.S. Bank NA LOC)	0.05	5-1-2018	11,100,000	11,100,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.07	4-1-2027	9,000,000	9,000,000

				20,100,000

Total Municipal Obligations (Cost $922,970,296)				922,970,296

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Cash Investment Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Other Instruments: 2.00%
Bank of America NA	0.21%	2-13-2014	$105,000,000	$105,000,000
BPCE ±144A	1.99	2-7-2014	8,000,000	8,001,432
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank, Pooled Bank Deposit Product	0.21	2-3-2014	124,000,605	124,000,605
Dexia Credit Local SA ±144A	0.72	4-29-2014	16,000,000	16,010,774
GBG LLC Custody Receipts ±144A§	0.06	9-1-2027	10,947,000	10,947,000
Oakland-Alameda County Series A1 Municipal Commercial Paper	0.20	3-28-2014	2,000,000	2,000,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.15	2-3-2014	11,000,000	11,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	11,080,000	11,080,000
Societe Generale ±144A	1.29	4-11-2014	6,000,000	6,010,488

Total Other Instruments (Cost $294,050,299)				294,050,299

Other Notes: 1.39%

Corporate Bonds and Notes: 1.39%
ACTS Retirement Life Communities Incorporated ±§	0.10	11-15-2029	11,286,000	11,286,000
Bank of Nova Scotia ±	0.25	12-17-2014	59,000,000	59,000,000
LTF Real Estate LLC ±144A§	0.22	6-1-2033	14,890,000	14,890,000
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	44,000,000	44,010,164
Providence Health & Services ±§	0.12	10-1-2042	11,900,000	11,900,000
Racetrac Capital LLC ±§	0.14	9-1-2020	12,000,000	12,000,000
Toyota Motor Credit Corporation ±	0.24	2-24-2014	44,000,000	44,000,000
Toyota Motor Credit Corporation ±	0.28	2-19-2014	7,000,000	7,000,398

Total Other Notes (Cost $204,086,562)				204,086,562

Repurchase Agreements ^^: 6.84%
Bank of America Corporation, dated 1-31-2014, maturity value $147,732,761 (1)	0.03	2-3-2014	147,732,392	147,732,392
Barclays Capital Incorporated, dated 1-31-2014, maturity value $256,100,640 (2)	0.03	2-3-2014	256,100,000	256,100,000
Credit Agricole, dated 1-31-2014, maturity value $109,000,363 (3)	0.04	2-3-2014	109,000,000	109,000,000
Deutsche Bank Securities, dated 1-31-2014, maturity value $25,000 (4)	0.03	2-3-2014	25,000	25,000
Goldman Sachs & Company, dated 1-2-2014, maturity value $195,049,563 (5) ±§¢(i)	0.15	3-4-2014	195,000,000	195,000,000
GX Clarke & Company, dated 1-31-2014, maturity value $58,000,725 (6)	0.15	2-3-2014	58,000,000	58,000,000
JPMorgan Securities, dated 1-2-2014, maturity value $19,002,196 (7) ±§¢	0.13	2-3-2014	19,000,000	19,000,000
JPMorgan Securities, dated 1-31-2014, maturity value $29,000,121 (8)	0.05	2-3-2014	29,000,000	29,000,000
JPMorgan Securities, dated 1-2-2014, maturity value $193,098,919 (9) ±§¢(i)	0.29	3-7-2014	193,000,000	193,000,000

Total Repurchase Agreements (Cost $1,006,857,392)				1,006,857,392

Treasury Debt: 2.53%
U.S. Treasury Note	0.25	3-31-2014	39,000,000	39,008,649
U.S. Treasury Note	0.25	6-30-2014	17,000,000	17,008,135
U.S. Treasury Note	0.75	6-15-2014	16,000,000	16,035,701
U.S. Treasury Note	1.00	5-15-2014	6,000,000	6,013,591
U.S. Treasury Note	1.25	3-15-2014	20,000,000	20,025,231
U.S. Treasury Note	1.25	4-15-2014	40,000,000	40,089,232
U.S. Treasury Note	1.88	4-30-2014	20,000,000	20,084,261
U.S. Treasury Note	2.38	8-31-2014	47,000,000	47,591,064
U.S. Treasury Note	2.63	6-30-2014	19,000,000	19,190,564

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note ##	4.75%	5-15-2014	$146,000,000	$147,853,659

Total Treasury Debt (Cost $372,900,087)				372,900,087

Total investments in securities (Cost $14,891,185,758) *	101.17%	14,891,185,758
Other assets and liabilities, net	(1.17)	(171,541,920)

Total net assets	100.00%	$14,719,643,838

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

§	Security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

##	All or a portion of this security has been segregated for when-issued securities.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 4.50%, 4-20-2041 to 6-20-2042, fair value including accrued interest is $152,164,364.

(2)	U.S. government securities, 0.00% to 1.50%, 8-15-2014 to 11-15-2023, fair value including accrued interest is $261,222,004.

(3)	U.S. government securities, 0.25% to 1.75%, 12-15-2014 to 5-15-2022, fair value including accrued interest is $111,180,000.

(4)	U.S. government securities, 0.25% to 6.50%, 12-31-2015 to 12-1-2043, fair value including accrued interest is $25,722.

(5)	U.S. government securities, 0.00% to 0.28%, 2-3-2014 to 1-6-2015, fair value including accrued interest is $198,900,000.

(6)	U.S. government securities, 0.00% to 11.25%, 2-15-2014 to 11-15-2043, fair value including accrued interest is $59,160,020.

(7)	U.S. government securities, 0.00%, 2-26-2014 to 4-3-2014, fair value is $19,380,641.

(8)	U.S. government securities, 0.63% to 2.25%, 7-15-2014 to 11-30-2017, fair value including accrued interest is $29,580,522.

(9)	U.S. government securities, 0.00% to 5.00%, 2-3-2014 to 8-1-2043, fair value including accrued interest is $197,696,575.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014	Wells Fargo Advantage Cash Investment Money Market Fund	21

Assets
Investments in unaffiliated securities, at amortized cost	$14,891,185,758
Cash	35,634
Receivable for investments sold	4,050,007
Receivable for Fund shares sold	2,925,536
Receivable for interest	4,316,586
Prepaid expenses and other assets	11,035

Total assets	14,902,524,556

Liabilities
Dividends payable	138,288
Payable for investments purchased	178,999,868
Payable for Fund shares redeemed	1,571,304
Advisory fee payable	249,720
Due to other related parties	1,362,340
Accrued expenses and other liabilities	559,198

Total liabilities	182,880,718

Total net assets	$14,719,643,838

NET ASSETS CONSIST OF
Paid-in capital	$14,721,962,924
Undistributed net investment income	137
Accumulated net realized losses on investments	(2,319,223)

Total net assets	$14,719,643,838

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$493,086,840
Shares outstanding – Administrator Class	493,055,974
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$5,127,034,042
Shares outstanding – Institutional Class	5,126,664,701
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$7,650,810,271
Shares outstanding – Select Class	7,650,394,750
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,448,712,685
Shares outstanding – Service Class	1,448,619,934
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of operations—year ended January 31, 2014

Investment income
Interest	$32,900,525

Expenses
Advisory fee	14,480,634
Administration fees
Fund level	5,852,410
Administrator Class	478,670
Institutional Class	4,420,413
Select Class	2,811,669
Service Class	1,736,733
Shareholder servicing fees
Administrator Class	477,394
Service Class	3,611,817
Custody and accounting fees	675,015
Professional fees	35,654
Registration fees	56,331
Shareholder report expenses	27,338
Trustees’ fees and expenses	9,032
Other fees and expenses	182,885

Total expenses	34,855,995
Less: Fee waivers and/or expense reimbursements	(10,583,803)

Net expenses	24,272,192

Net investment income	8,628,333

Net realized gains on investments	660,403

Net increase in net assets resulting from operations	$9,288,736

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Cash Investment Money Market Fund	23

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$8,628,333		$12,565,914
Net realized gains on investments		660,403		808,860

Net increase in net assets resulting from operations		9,288,736		13,374,774

Distributions to shareholders from
Net investment income
Administrator Class		(47,865)		(54,838)
Institutional Class		(1,710,648)		(4,143,365)
Select Class		(6,723,088)		(8,178,059)
Service Class		(144,718)		(185,054)

Total distributions to shareholders		(8,626,319)		(12,561,316)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Administrator Class	828,519,012	828,519,012	1,265,644,977	1,265,644,977
Institutional Class	24,065,826,071	24,065,826,071	34,003,109,986	34,003,109,986
Select Class	77,569,835,098	77,569,835,098	49,834,781,149	49,834,781,149
Service Class	6,031,732,798	6,031,732,798	8,375,698,266	8,375,698,266

		108,495,912,979		93,479,234,378

Reinvestment of distributions
Administrator Class	33,164	33,164	39,177	39,177
Institutional Class	750,986	750,986	1,961,293	1,961,293
Select Class	5,237,985	5,237,985	6,987,451	6,987,451
Service Class	69,519	69,519	83,328	83,328

		6,091,654		9,071,249

Payment for shares redeemed
Administrator Class	(885,231,879)	(885,231,879)	(1,316,696,867)	(1,316,696,867)
Institutional Class	(26,126,427,077)	(26,126,427,077)	(33,064,978,536)	(33,064,978,536)
Select Class	(76,331,615,814)	(76,331,615,814)	(48,760,737,607)	(48,760,737,607)
Service Class	(6,177,546,107)	(6,177,546,107)	(8,781,769,218)	(8,781,769,218)

		(109,520,820,877)		(91,924,182,228)

Net increase (decrease) in net assets resulting from capital share transactions		(1,018,816,244)		1,564,123,399

Total increase (decrease) in net assets		(1,018,153,827)		1,564,936,857

Net assets
Beginning of period		15,737,797,665		14,172,860,808

End of period		$14,719,643,838		$15,737,797,665

Undistributed (overdistributed) net investment income		$137		$(1,877)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.03%	0.24%	2.19%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.35%	0.35%	0.38%	0.38%
Net expenses	0.22%	0.26%	0.25%	0.32%	0.34%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.04%	0.25%	2.23%
Supplemental data
Net assets, end of period (000s omitted)	$493,087	$549,744	$600,737	$764,595	$1,013,058	$1,415,264

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.03%	0.07%	0.06%	0.15%	0.36%	2.32%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.26%	0.26%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.22%	0.21%
Net investment income	0.03%	0.07%	0.06%	0.16%	0.37%	2.28%
Supplemental data
Net assets, end of period (000s omitted)	$5,127,034	$7,186,632	$6,246,114	$8,268,232	$8,887,844	$10,132,093

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SELECT CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.10%	0.14%	0.13%	0.21%	0.43%	2.40%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.22%	0.23%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.15%	0.15%
Net investment income	0.10%	0.14%	0.13%	0.22%	0.41%	2.29%
Supplemental data
Net assets, end of period (000s omitted)	$7,650,810	$6,407,032	$5,325,713	$7,593,851	$4,897,725	$3,733,381

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	27

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SERVICE CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.14%	2.02%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.56%	0.56%
Net expenses	0.22%	0.26%	0.25%	0.35%	0.46%	0.52%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.16%	1.99%
Supplemental data
Net assets, end of period (000s omitted)	$1,448,713	$1,594,389	$2,000,296	$2,284,605	$4,015,237	$6,358,514

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements	Wells Fargo Advantage Cash Investment Money Market Fund	29

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had capital loss carryforwards, which are available to offset future net realized capital gains in the amount of $2,318,914 expiring in 2018.

As of January 31, 2014, the Fund had $309 of current year deferred post-October capital losses, which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

30	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $8,626,319 and $12,561,316 of ordinary income for the years ended January 31, 2014 and January 31, 2013, respectively.

As of January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Post-October capital losses deferred	Capital loss carryforward
$138,429	$(309)	$(2,318,914)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage Cash Investment Money Market Fund	31

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, the period from March 1, 2010 to January 31, 2011, and each of the years in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Cash Investment Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

32	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2014, $5,389,793 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2014, 2.06% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

34	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Cash Investment Money Market Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222977 03-14 A302/AR302 1-14

Wells Fargo Advantage

Government Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Government Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Government Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Government Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

The 12-month period that ended January 31, 2014, was characterized by a continuation of extremely low interest rates and an expectation that rates would remain low for an extended period of time. Although a number of factors contributed to keeping interest rates low, the primary factor was the Federal Reserve’s (Fed) commitment to maintaining an extremely accommodative monetary stance.

There was little change in the yield on 3-month Treasury bills (T-bills) from the prior fiscal year. Its yield declined from an average of 8 basis points (bps; 100 bps equals 1.00%) in the prior fiscal year to 5 bps in the 12-month period that ended January 31, 2014.

One of the reasons for downward pressure on interest rates was the end of the Fed’s Operation Twist, which had been in place the previous year and involved the Fed effectively lengthening the average maturity of its portfolio by purchasing U.S. Treasury securities with longer maturities while selling a like amount of similar securities with shorter maturities. Although the program was designed to stimulate the economy by keeping long-term interest rates low, it had the counterintuitive effect of increasing short-term rates. The mechanism for this effect was a buildup of U.S. Treasury security inventories on the balance sheets of primary government securities dealers, the purchasers of the Fed’s shorter-maturity securities. As the securities accumulated at the primary dealers, pending their eventual sale to investors, they added to the supply of collateral available in the repurchase agreement (repo) market, gradually pushing overnight repo rates higher in the prior fiscal year. When Operation Twist ended, the absence of its attendant excess repo collateral pushed repo rates back down in the current fiscal year. As measured by the Depository Trust & Clearing Corporation U.S. Treasury Repo Index1, repo rates averaged 9 bps in the fiscal year that ended January 31, 2012; rose to 21 bps in the fiscal year that ended January 31, 2013 (the year of Operation Twist); and fell again to 9 bps in the current fiscal year.

The decline in repo yields encouraged investors to move to other markets, thereby increasing the demand for T-bills and U.S. government-sponsored enterprise (GSE) discount notes. More demand for these types of securities caused their yields to decline as well. GSE discount note yields for 3-, 6-, and 12-month tenors declined from averages of 10 bps, 13 bps, and 17 bps, respectively, in the prior fiscal year to 6 bps, 9 bps, and 14 bps, respectively, in the most recent fiscal year.

In addition, various domestic and international regulatory initiatives have encouraged large banks to continue to reduce their leverage and left them with smaller portfolios to fund in the repo market. Shrinking supply in the repo market put further downward pressure on rates. Other regulatory changes added to the demand for low-risk assets, especially U.S. Treasury securities, by banks and other financial market participants. This incremental demand helped keep T-bill yields low.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for money market funds and the money market industry. Regulators such as the U.S. Securities and Exchange Commission will discuss the potential for revising regulations that govern money market funds. From a market perspective, the Fed has been quite clear in its intent to keep interest rates low for an extended period that continues beyond the upcoming fiscal year. Eventually, however, we believe interest rates will begin to normalize, and after a number of years of near-zero rates, the adjustment process may not be smooth. Finally, housing finance reform looms on the horizon, and the future of the housing agencies Freddie Mac and Fannie Mae remains unclear. In the face of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives.

1.	The Depository Trust & Clearing Corporation U.S. Treasury Repo Index tracks the average daily interest rate paid for the most-traded general collateral finance repurchase agreements (commonly referred to as “repo contracts”) for U.S. Treasury securities. You cannot invest directly in an index.

This page is intentionally left blank.

6	Wells Fargo Advantage Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.01	0.01	1.41	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.01	0.02	1.56	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.01	0.03	1.64	0.22	0.20
Service Class (NWGXX)	11-16-1987	0.01	0.01	1.48	0.51	0.50
Sweep Class	6-30-2010	0.01	0.01	1.48	0.96	0.96

Fund yield summary[3] (%) as of January 31, 2014	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Government Money Market Fund	7

Portfolio composition[4] as of January 31, 2014

Effective maturity distribution[5] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
40 days

Weighted average final maturity[7] as of January 31, 2014
76 days

1.	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.53)%, (0.26)%, (0.14)%, (0.43)%, and (0.88)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage Government Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36	0.07%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36	0.07%
Service Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.80	$0.41	0.08%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 55.71%
FFCB (z)	0.03%	2-7-2014	$50,000,000	$49,999,667
FFCB (z)	0.05	2-7-2014	52,000,000	51,999,523
FFCB (z)	0.07	2-11-2014	40,000,000	39,999,200
FFCB (z)	0.07	2-14-2014	100,000,000	99,997,326
FFCB (z)	0.07	3-11-2014	100,000,000	99,992,000
FFCB (z)	0.07	3-20-2014	100,000,000	99,991,250
FFCB (z)	0.08	3-4-2014	10,000,000	9,999,275
FFCB (z)	0.08	3-13-2014	100,000,000	99,991,556
FFCB ±	0.09	5-1-2014	175,000,000	174,996,773
FFCB (z)	0.09	6-26-2014	50,000,000	49,982,125
FFCB ±	0.09	5-13-2014	125,000,000	124,996,908
FFCB ±	0.09	4-11-2014	35,000,000	34,999,034
FFCB ±	0.10	4-2-2015	50,000,000	49,991,610
FFCB (z)	0.10	3-19-2014	75,000,000	74,990,375
FFCB (z)	0.10	4-25-2014	25,000,000	24,994,375
FFCB ±	0.10	10-9-2014	50,000,000	49,992,526
FFCB (z)	0.11	2-12-2014	45,000,000	44,998,313
FFCB (z)	0.11	5-5-2014	20,000,000	19,994,439
FFCB (z)	0.11	5-6-2014	50,000,000	49,985,944
FFCB (z)	0.11	5-22-2014	50,000,000	49,983,500
FFCB (z)	0.11	5-30-2014	10,000,000	9,996,456
FFCB (z)	0.11	7-14-2014	25,000,000	24,987,701
FFCB (z)	0.12	6-10-2014	50,000,000	49,978,833
FFCB (z)	0.12	7-8-2014	25,000,000	24,987,083
FFCB ±	0.13	4-2-2014	150,000,000	149,998,794
FFCB ±	0.13	4-16-2014	50,000,000	50,003,077
FFCB (z)	0.13	7-16-2014	50,000,000	49,970,570
FFCB ±	0.13	12-11-2014	50,000,000	49,994,093
FFCB ±	0.15	1-13-2015	250,000,000	249,952,458
FFCB ±	0.15	1-28-2015	71,000,000	71,014,322
FFCB ±	0.16	2-27-2015	40,000,000	40,002,079
FFCB ±	0.16	7-23-2015	155,000,000	154,994,530
FFCB ±	0.16	2-26-2016	100,000,000	99,999,735
FFCB ±	0.16	11-5-2014	17,000,000	17,004,466
FFCB ±	0.17	2-27-2015	85,000,000	85,000,000
FFCB ±	0.17	5-4-2015	70,500,000	70,522,495
FFCB ±	0.18	2-24-2014	142,000,000	142,004,188
FFCB ±	0.18	3-20-2015	132,500,000	132,583,882
FFCB	0.19	7-15-2014	83,068,000	83,074,648
FFCB	0.20	5-13-2014	50,000,000	50,017,169
FFCB	1.38	2-10-2014	10,000,000	10,002,457
FFCB	2.63	4-17-2014	98,954,000	99,451,710
FFCB	2.80	11-5-2014	5,650,000	5,761,851
FFCB	3.00	9-22-2014	70,325,000	71,590,931
FFCB	4.48	11-20-2014	3,000,000	3,102,202
FFCB	7.01	10-20-2014	1,882,000	1,973,601
FHLB (z)	0.05	3-26-2014	50,000,000	49,996,458
FHLB ±	0.05	2-3-2014	35,500,000	35,500,000
FHLB ±	0.06	6-20-2014	96,750,000	96,736,580
FHLB ±	0.06	2-20-2014	200,000,000	199,996,123

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB	0.06%	4-2-2014	$250,000,000	$249,989,654
FHLB	0.06	4-3-2014	100,000,000	99,995,796
FHLB ±	0.06	2-3-2014	7,200,000	7,200,000
FHLB ±	0.06	6-12-2014	150,000,000	150,000,000
FHLB	0.07	3-18-2014	100,000,000	99,998,163
FHLB	0.08	3-10-2014	93,000,000	92,998,822
FHLB ±	0.09	8-22-2014	100,000,000	99,994,432
FHLB ±	0.09	2-12-2014	150,000,000	149,999,628
FHLB	0.09	2-26-2014	80,000,000	80,001,943
FHLB	0.09	3-5-2014	250,000,000	249,996,685
FHLB	0.09	3-10-2014	150,000,000	149,997,741
FHLB ±	0.10	11-18-2014	100,000,000	99,996,007
FHLB ±	0.10	5-1-2014	200,000,000	200,000,000
FHLB	0.10	4-10-2014	200,000,000	199,983,109
FHLB ±	0.10	8-20-2014	200,000,000	200,000,000
FHLB ±	0.10	5-8-2014	250,000,000	249,996,659
FHLB ±	0.11	5-7-2014	250,000,000	249,996,695
FHLB	0.11	7-17-2014	50,000,000	49,997,585
FHLB ±	0.12	2-25-2014	27,000,000	27,000,792
FHLB ±	0.12	12-3-2014	250,000,000	249,978,989
FHLB	0.12	5-27-2014	41,200,000	41,197,325
FHLB	0.12	5-27-2014	27,000,000	26,999,058
FHLB	0.12	6-9-2014	50,000,000	49,997,148
FHLB ±	0.12	12-9-2014	100,000,000	100,000,000
FHLB	0.13	4-30-2014	26,000,000	25,999,290
FHLB ±	0.14	11-18-2014	190,000,000	189,995,412
FHLB ±	0.14	12-9-2014	50,000,000	50,010,081
FHLB	0.15	4-23-2014	54,200,000	54,204,042
FHLB	0.17	3-21-2014	180,000,000	180,008,776
FHLB	0.17	4-17-2014	8,000,000	8,001,540
FHLB	0.17	4-29-2014	22,800,000	22,801,467
FHLB	0.17	8-1-2014	50,000,000	50,013,175
FHLB	0.21	1-20-2015	100,000,000	100,000,000
FHLB	0.22	9-24-2014	150,000,000	150,000,000
FHLB	0.25	2-14-2014	103,840,000	103,845,866
FHLB	2.38	3-14-2014	39,000,000	39,097,445
FHLB	2.50	6-13-2014	17,900,000	18,048,959
FHLB	2.75	12-12-2014	30,480,000	31,154,110
FHLB	3.25	9-12-2014	5,395,000	5,496,004
FHLB	4.50	11-14-2014	44,715,000	46,215,220
FHLB	4.75	11-14-2014	5,880,000	6,089,047
FHLB	5.25	6-18-2014	39,190,000	39,927,267
FHLB	5.25	9-12-2014	5,135,000	5,293,234
FHLMC (z)	0.08	2-3-2014	210,219,000	210,219,000
FHLMC (z)	0.08	2-10-2014	157,000,000	156,997,489
FHLMC (z)	0.08	2-21-2014	17,000,000	16,999,363
FHLMC (z)	0.08	2-24-2014	109,475,000	109,469,713
FHLMC (z)	0.08	3-10-2014	43,919,000	43,915,585
FHLMC (z)	0.08	3-13-2014	23,000,000	22,998,179
FHLMC (z)	0.07	3-17-2014	136,050,000	136,038,473

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLMC (z)	0.08%	3-24-2014	$100,000,000	$99,989,792
FHLMC (z)	0.10	2-18-2014	150,000,000	149,993,750
FHLMC (z)	0.09	3-3-2014	140,101,000	140,091,193
FHLMC (z)	0.09	3-12-2014	100,000,000	99,991,264
FHLMC (z)	0.09	3-19-2014	50,000,000	49,994,806
FHLMC (z)	0.08	3-25-2014	136,693,000	136,676,141
FHLMC (z)	0.09	3-26-2014	31,000,000	30,996,048
FHLMC (z)	0.10	4-3-2014	59,300,000	59,290,281
FHLMC (z)	0.10	4-4-2014	50,000,000	49,991,667
FHLMC (z)	0.09	4-8-2014	92,000,000	91,985,511
FHLMC (z)	0.10	4-16-2014	11,958,000	11,955,608
FHLMC (z)	0.11	4-21-2014	29,400,000	29,393,221
FHLMC (z)	0.10	4-22-2014	30,000,000	29,993,500
FHLMC (z)	0.11	5-2-2014	13,935,000	13,931,253
FHLMC (z)	0.11	5-12-2014	32,000,000	31,990,418
FHLMC (z)	0.12	5-20-2014	125,000,000	124,954,729
FHLMC (z)	0.12	5-27-2014	49,399,000	49,380,393
FHLMC	0.13	2-7-2014	100,755,000	100,755,517
FHLMC (z)	0.13	6-6-2014	53,737,000	53,713,132
FHLMC (z)	0.13	6-10-2014	4,000,000	3,998,166
FHLMC (z)	0.13	6-16-2014	142,000,000	141,931,800
FHLMC (z)	0.14	6-25-2014	10,000,000	9,994,675
FHLMC (z)	0.16	4-15-2014	50,000,000	49,984,222
FHLMC (z)	0.15	7-22-2014	20,000,000	19,985,917
FHLMC ±	0.17	12-5-2014	84,000,000	84,036,286
FHLMC	0.30	3-21-2014	14,790,000	14,793,872
FHLMC	0.38	2-27-2014	170,676,000	170,704,694
FHLMC	0.38	4-28-2014	46,605,000	46,634,263
FHLMC	1.00	7-30-2014	25,000,000	25,103,215
FHLMC	1.35	4-29-2014	19,900,000	19,958,423
FHLMC	1.38	2-25-2014	36,286,000	36,313,750
FHLMC	2.50	4-23-2014	227,370,000	228,554,314
FHLMC	2.88	2-9-2015	4,380,000	4,499,326
FHLMC	3.00	7-28-2014	72,466,000	73,459,600
FHLMC	4.50	1-15-2015	8,998,000	9,366,438
FHLMC	5.00	7-15-2014	19,913,000	20,339,953
FHLMC	5.00	11-13-2014	12,462,000	12,927,171
FHLMC	5.05	1-26-2015	3,375,000	3,535,660
FNMA (z)	0.09	2-3-2014	49,131,000	49,131,000
FNMA (z)	0.09	2-12-2014	111,900,000	111,897,496
FNMA (z)	0.09	2-19-2014	240,000,000	239,990,553
FNMA (z)	0.08	3-5-2014	150,000,000	149,990,209
FNMA (z)	0.10	2-18-2014	85,000,000	84,996,458
FNMA (z)	0.09	2-26-2014	156,463,000	156,454,125
FNMA (z)	0.08	3-12-2014	75,000,000	74,993,705
FNMA (z)	0.10	3-19-2014	45,000,000	44,994,658
FNMA (z)	0.10	4-23-2014	16,700,000	16,696,340
FNMA (z)	0.12	5-21-2014	36,860,000	36,847,401
FNMA (z)	0.12	5-12-2014	125,000,000	124,959,167
FNMA (z)	0.12	5-28-2014	128,133,000	128,084,309

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FNMA (z)	0.12%	6-4-2014	$90,000,000	$89,963,532
FNMA (z)	0.13	6-11-2014	100,000,000	99,953,778
FNMA (z)	0.13	6-18-2014	83,930,000	83,889,272
FNMA ±	0.14	6-20-2014	325,000,000	324,980,588
FNMA ±	0.14	8-5-2015	150,000,000	149,954,226
FNMA	1.13	6-27-2014	50,000,000	50,205,714
FNMA	1.25	3-14-2014	118,700,000	118,850,154
FNMA	1.50	9-8-2014	39,450,000	39,761,485
FNMA	2.50	5-15-2014	49,353,000	49,679,078
FNMA	2.63	11-20-2014	289,811,000	295,447,559
FNMA	2.75	2-5-2014	215,672,000	215,704,155
FNMA	2.75	3-13-2014	118,891,000	119,235,695
FNMA	3.00	9-16-2014	118,764,000	120,849,548
FNMA	4.13	4-15-2014	250,360,000	252,336,004
FNMA	4.63	10-15-2014	217,973,000	224,764,453
FNMA Series 11	1.25	2-27-2014	79,774,000	79,833,403
Overseas Private Investment Corporation ±§(i)	0.12	10-15-2027	95,000,000	95,000,000
Overseas Private Investment Corporation ±§(i)	0.12	9-30-2031	5,000,000	5,000,000
Overseas Private Investment Corporation ±§(i)	0.12	9-30-2031	12,700,000	12,700,000

Total Government Agency Debt (Cost $14,458,563,213)				14,458,563,213

Municipal Obligations: 1.93%

Arizona: 0.09%

Variable Rate Demand Notes ø: 0.09%
Maricopa County AZ IDA Grand Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured)	0.04	4-15-2030	13,035,000	13,035,000
Maricopa County AZ IDA Villas Solanas Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2032	6,600,000	6,600,000
Phoenix AZ IDA Copper Palms Apartments Project (Housing Revenue, FHLMC LIQ)	0.06	2-1-2030	4,650,000	4,650,000

				24,285,000

California: 0.08%

Variable Rate Demand Notes ø: 0.08%
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-15-2030	2,545,000	2,545,000
Association of Bay Area Governments California Finance Authority for Nonprofit Various Housing Reardon Heights (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2038	3,000,000	3,000,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	5-15-2036	4,000,000	4,000,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996-C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2029	4,710,000	4,710,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2029	6,150,000	6,150,000

				20,405,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Government Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Florida: 0.18%

Variable Rate Demand Notes ø: 0.18%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06%	6-15-2034	$7,095,000	$7,095,000
Brevard County FL HFA Wickham Club Apartments Series A (Housing Revenue, FNMA LIQ)	0.06	8-15-2037	2,560,000	2,560,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured, FNMA LIQ)	0.06	4-15-2039	6,295,000	6,295,000
Florida Housing Finance Corporation Various Refunding Island Club Series A (Housing Revenue, FHLMC LIQ)	0.04	7-1-2031	8,140,000	8,140,000
Manatee County FL HFA Centre Court Apartments Project Series A (Housing Revenue, SunTrust Bank LOC)	0.06	5-1-2032	4,975,000	4,975,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.07	8-15-2035	7,060,000	7,060,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.07	5-15-2038	6,730,000	6,730,000
Pinellas County FL HFA (Housing Revenue, FHLMC LOC)	0.04	10-1-2048	2,945,000	2,945,000

				45,800,000

Georgia: 0.03%

Variable Rate Demand Notes ø: 0.03%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	12-15-2039	3,325,000	3,325,000
Roswell GA Housing Authority Various Refunding Azalea Park Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2025	5,500,000	5,500,000

				8,825,000

Hawaii: 0.03%

Variable Rate Demand Note ø: 0.03%
Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC LIQ)	0.05	12-1-2041	6,300,000	6,300,000

Illinois: 0.02%

Variable Rate Demand Note ø: 0.02%
Chicago IL MFHR Housing Barbara Jean Wright Apartments (Housing Revenue, FHLMC LIQ)	0.05	7-1-2029	5,755,000	5,755,000

Indiana : 0.03%

Variable Rate Demand Note ø: 0.03%
Indianapolis IN Industrial MFHR Washington Pointe Project Series 2009-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	4-15-2039	8,170,000	8,170,000

Iowa : 0.01%

Variable Rate Demand Note ø: 0.01%
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.05	1-1-2039	3,285,000	3,285,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Maryland : 0.02%

Variable Rate Demand Note ø: 0.02%
Maryland Community Development Administration Housing & Community Center (Housing Revenue, FHLMC LIQ)	0.04%	12-1-2037	$4,750,000	$4,750,000

Minnesota : 0.22%

Variable Rate Demand Notes ø: 0.22%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	1-15-2038	16,865,000	16,865,000
Minneapolis MN Housing Development Symphony Place Project Series 1988 (Housing Revenue, FHLMC LIQ)	0.04	12-1-2014	9,410,000	9,410,000
Pine City MN Senior Housing Agency Lakeview Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	4-15-2036	5,600,000	5,600,000
Richfield MN MFHR Various Refunding Village Shores Apartments Project (Housing Revenue, FHLMC LIQ)	0.04	3-1-2034	6,610,000	6,610,000
Roseville MN Senior Housing Various Refunding Eaglecrest Project (Housing Revenue, FHLMC LOC)	0.04	7-1-2039	6,310,000	6,310,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.04	8-1-2034	7,292,000	7,292,000
St. Paul MN Housing & RDA Highland Ridge Project Series 2003 (Housing Revenue, FHLMC LIQ)	0.04	10-1-2033	5,350,000	5,350,000

				57,437,000

Missouri : 0.07%

Variable Rate Demand Note ø: 0.07%
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	3-15-2034	18,000,000	18,000,000

New Hampshire : 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	4-15-2016	2,700,000	2,700,000

New York : 0.89%

Variable Rate Demand Notes ø: 0.89%
New York City Housing Development Coporation 89 Murray Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	6-15-2039	30,000,000	30,000,000
New York HFA 10 Barclay Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	11-15-2037	8,100,000	8,100,000
New York HFA 150 East 44th Street Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2032	4,500,000	4,500,000
New York HFA 20 River Terrace Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2034	32,600,000	32,600,000
New York HFA 316 11th Avenue Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2041	2,325,000	2,325,000
New York HFA 38th Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.09	5-15-2033	7,700,000	7,700,000
New York HFA 600 West 42nd Street Series 2009-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2041	28,400,000	28,400,000
New York HFA East 39th Street Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	11-15-2031	15,000,000	15,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Government Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York HFA Kew Gardens Hills Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04%	5-15-2036	$5,200,000	$5,200,000
New York HFA North End Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2036	2,500,000	2,500,000
New York HFA Rip Van Winkle House Series A (Housing Revenue, FHLMC LIQ)	0.06	11-1-2034	10,700,000	10,700,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	5-15-2033	13,800,000	13,800,000
New York HFA Tower 31 Housing Series A (Housing Revenue, FHLMC LIQ)	0.08	11-1-2036	1,700,000	1,700,000
New York HFA Tribeca Park Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2029	2,100,000	2,100,000
New York HFA Tribeca Park Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2029	2,000,000	2,000,000
New York HFA Victory Housing Project Series A (Housing Revenue, FHLMC LIQ)	0.03	11-1-2033	14,500,000	14,500,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2038	21,100,000	21,100,000
New York HFA West 33rd Street Housing Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2036	3,300,000	3,300,000
New York NY Housing Development Corporation (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2039	4,435,000	4,435,000
New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2037	6,700,000	6,700,000
New York NY Housing Development Corporation MFHR Ogden Avenue Apartments II Series A (Housing Revenue, FHLMC LOC)	0.04	3-1-2038	2,500,000	2,500,000
New York NY Housing Development Corporation Nagle Courtyard Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	1-15-2038	4,200,000	4,200,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	11-15-2031	2,000,000	2,000,000
New York NY Housing Development Corporation Westport Development Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-15-2034	4,400,000	4,400,000

				229,760,000

Other : 0.12%

Variable Rate Demand Notes ø: 0.12%
FHLMC Series MO27 Class A (Housing Revenue)	0.05	10-15-2029	16,275,000	16,275,000
FHLMC Series MO28 Class A (Housing Revenue)	0.06	9-15-2024	14,960,000	14,960,000

				31,235,000

Washington : 0.13%

Variable Rate Demand Notes ø: 0.13%
Washington Housing Finance Commission Ballinger Court Aparments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	9-15-2037	2,400,000	2,400,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	8-15-2039	3,365,000	3,365,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	12-15-2036	2,995,000	2,995,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	6-15-2037	6,125,000	6,125,000
Washington Housing Finance Commission Seasons Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2040	14,660,000	14,660,000
Washington Housing Finance Commission Vintage Silverdale Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	9-15-2039	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Washington Housing Finance Commission Wandering Creek Project (Housing Revenue, FHLMC LIQ)	0.09%	1-1-2026	$2,200,000	$2,200,000

				34,745,000

Total Municipal Obligations (Cost $501,452,000)				501,452,000

Repurchase Agreements ^^: 39.77%
Bank of America Corporation, dated 1-31-2014, maturity value $520,001,300 (1)	0.03	2-3-2014	520,000,000	520,000,000
Bank of Nova Scotia, dated 1-31-2014, maturity value $1,065,002,663 (2)	0.03	2-3-2014	1,065,000,000	1,065,000,000
Barclays Capital Incorporated, dated 1-31-2014, maturity value $426,276,066 (3)	0.03	2-3-2014	426,275,000	426,275,000
BNP Paribas Securities Corporation, dated 1-31-2014, maturity value $200,000,667 (4)	0.04	2-3-2014	200,000,000	200,000,000
Citibank NA, dated 1-31-2014, maturity value $250,000,833 (5)	0.04	2-3-2014	250,000,000	250,000,000
Citibank NA, dated 1-30-2014, maturity value $250,001,944 (6)	0.04	2-6-2014	250,000,000	250,000,000
Citigroup Global Markets, dated 1-31-2014, maturity value $750,002,500 (7)	0.04	2-3-2014	750,000,000	750,000,000
Citigroup Global Markets, dated 1-28-2014, maturity value $250,001,944 (8)	0.04	2-4-2014	250,000,000	250,000,000
Credit Agricole SA, dated 1-31-2014, maturity value $1,660,005,533 (9)	0.04	2-3-2014	1,660,000,000	1,660,000,000
Credit Agricole SA, dated 1-31-2014, maturity value $800,002,000 (10)	0.03	2-3-2014	800,000,000	800,000,000
Deutsche Bank Securities AG, dated 1-31-2014, maturity value $400,001,000 (11)	0.03	2-3-2014	400,000,000	400,000,000
Deutsche Bank Securities AG, dated 1-31-2014, maturity value $500,001,667 (12)	0.04	2-3-2014	500,000,000	500,000,000
Deutsche Bank Securities AG, dated 1-31-2014, maturity value $700,001,750 (13)	0.03	2-3-2014	700,000,000	700,000,000
Goldman Sachs & Company, dated 1-31-2014, maturity value $250,001,944 (14)	0.04	2-7-2014	250,000,000	250,000,000
Goldman Sachs & Company, dated 1-31-2014, maturity value $300,000,750 (15)	0.03	2-3-2014	300,000,000	300,000,000
RBC Capital Markets, dated 1-31-2014, maturity value $1,000,002,500 (16)	0.03	2-3-2014	1,000,000,000	1,000,000,000
Societe Generale NY, dated 1-31-2014, maturity value $500,001,250 (17)	0.03	2-3-2014	500,000,000	500,000,000
Societe Generale NY, dated 1-31-2014, maturity value $500,001,667 (18)	0.04	2-3-2014	500,000,000	500,000,000

Total Repurchase Agreements (Cost $10,321,275,000)				10,321,275,000

Treasury Debt: 3.64%
U.S. Treasury Note	1.25	3-15-2014	115,000,000	115,145,380
U.S. Treasury Note	1.25	4-15-2014	150,000,000	150,334,969
U.S. Treasury Note	1.88	4-30-2014	100,000,000	100,422,489
U.S. Treasury Note	2.38	8-31-2014	235,000,000	237,971,476
U.S. Treasury Note	4.00	2-15-2014	300,000,000	300,385,035
U.S. Treasury Note	4.25	11-15-2014	40,000,000	41,273,981

Total Treasury Debt (Cost $945,533,330)				945,533,330

Total investments in securities
(Cost $26,226,823,543) *	101.05%	26,226,823,543
Other assets and liabilities, net	(1.05)	(272,573,374)

Total net assets	100.00%	$25,954,250,169

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Government Money Market Fund	17

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

¤	Security issued in zero coupon form with no periodic interest payments.

§	Security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 4.50%, 4-20-2041 to 6-20-2042, fair value including accrued interest is $535,600,000.

(2)	U.S. government securities, 0.38% to 4.50%, 1-31-2016 to 11-1-2043, fair value including accrued interest is $1,096,662,593.

(3)	U.S. government securities, 0.00% to 1.50%, 8-15-2014 to 11-15-2023, fair value including accrued interest is $434,800,507.

(4)	U.S. government securities, 2.12% to 4.50%, 1-1-2024 to 11-20-2043, fair value including accrued interest is $206,000,000.

(5)	U.S. government securities, 1.82% to 7.00%, 6-1-2014 to 11-1-2043, fair value including accrued interest is $257,837,005.

(6)	U.S. government securities, 2.00% to 6.00%, 1-1-2019 to 12-15-2048, fair value including accrued interest is $257,500,000.

(7)	U.S. government securities, 0.00% to 7.00%, 6-1-2014 to 2-1-2044, fair value including accrued interest is $772,500,000.

(8)	U.S. government securities, 0.00% to 8.00%, 6-1-2015 to 1-20-2044, fair value including accrued interest is $257,500,000.

(9)	U.S. government securities, 0.25% to 1.75%, 12-15-2014 to 5-15-2022, fair value including accrued interest is $1,693,200,007.

(10)	U.S. government securities, 0.25% to 3.38%, 11-30-2015 to 2-15-2043, fair value including accrued interest is $816,000,025.

(11)	U.S. government securities, 0.25% to 1.00%, 5-15-2014 to 7-31-2015, fair value including accrued interest is $408,040,283.

(12)	U.S. government securities, 0.00% to 3.00%, 2-5-2014 to 10-24-2022, fair value including accrued interest is $510,000,001.

(13)	U.S. government securities, 3.50% to 4.00%, 10-20-2041 to 12-20-2042, fair value including accrued interest is $721,000,001.

(14)	U.S. government securities, 2.27% to 5.50%, 3-1-2033 to 2-1-2044, fair value including accrued interest is $257,500,000.

(15)	U.S. government securities, 3.50% to 4.50%, 9-1-2026 to 3-20-2043, fair value including accrued interest is $309,000,000.

(16)	U.S. government securities, 1.63% to 5.50%, 10-1-2026 to 2-1-2044, fair value including accrued interest is $1,030,000,001.

(17)	U.S. government securities, 0.00% to 5.50%, 9-22-2014 to 4-1-2056, fair value including accrued interest is $510,000,041.

(18)	U.S. government securities, 2.50% to 4.50%, 8-1-2027 to 5-1-2042, fair value including accrued interest is $515,000,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Money Market Fund	Statement of assets and liabilities —January 31, 2014

Assets
Investments
In unaffiliated securities, at amortized cost	$15,905,548,543
In repurchase agreements, at amortized cost	10,321,275,000

Total investments, at amortized cost	26,226,823,543
Cash	14,688
Receivable for investments sold	100,000
Receivable for Fund shares sold	1,599,761
Receivable for interest	32,176,105
Receivable from adviser	2,603,833
Prepaid expenses and other assets	6,400

Total assets	26,263,324,330

Liabilities
Dividends payable	150,982
Payable for investments purchased	303,426,021
Payable for Fund shares redeemed	824,677
Distribution fees payable	5,932
Due to other related parties	3,042,421
Accrued expenses and other liabilities	1,624,128

Total liabilities	309,074,161

Total net assets	$25,954,250,169

NET ASSETS CONSIST OF
Paid-in capital	$25,954,279,939
Overdistributed net investment income	(32,091)
Accumulated net realized gains on investments	2,321

Total net assets	$25,954,250,169

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$406,488,584
Shares outstanding – Class A	406,490,359
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$596,021,681
Shares outstanding – Administrator Class	596,023,083
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$20,793,076,920
Shares outstanding – Institutional Class	20,793,145,956
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$4,140,418,884
Shares outstanding – Service Class	4,140,438,274
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$18,244,100
Shares outstanding – Sweep Class	18,244,171
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations —year ended January 31, 2014	Wells Fargo Advantage Government Money Market Fund	19

Investment income
Interest	$31,095,197

Expenses
Advisory fee	29,363,887
Administration fees
Fund level	10,317,385
Class A	992,270
Administrator Class	535,931
Institutional Class	18,591,286
Service Class	6,134,656
Sweep Class	56,326
Shareholder servicing fees
Class A	1,127,304
Administrator Class	533,117
Service Class	12,751,927
Sweep Class	64,007
Distribution fees
Sweep Class	89,609
Custody and accounting fees	1,409,434
Professional fees	47,622
Registration fees	136,399
Shareholder report expenses	178,927
Trustees’ fees and expenses	14,111
Other fees and expenses	467,135

Total expenses	82,811,333
Less: Fee waivers and/or expense reimbursements	(54,652,535)

Net expenses	28,158,798

Net investment income	2,936,399

Net realized gains on investments	12,285

Net increase in net assets resulting from operations	$2,948,684

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$2,936,399		$3,082,674
Net realized gains on investments		12,285		0

Net increase in net assets resulting from operations		2,948,684		3,082,674

Distributions to shareholders from
Net investment income
Class A		(45,104)		(67,798)
Administrator Class		(53,593)		(52,036)
Institutional Class		(2,323,919)		(2,386,806)
Service Class		(511,223)		(572,932)
Sweep Class		(2,560)		(3,102)
Net realized gains
Class A		(151)		0
Administrator Class		(199)		0
Institutional Class		(7,936)		0
Service Class		(1,671)		0
Sweep Class		(7)		0

Total distributions to shareholders		(2,946,363)		(3,082,674)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	809,034,920	809,034,920	1,709,289,262	1,709,289,262
Administrator Class	4,612,739,680	4,612,739,680	3,338,492,206	3,338,492,206
Institutional Class	204,743,170,569	204,743,170,569	157,730,470,093	157,730,470,093
Service Class	39,152,391,706	39,152,391,706	41,998,294,119	41,998,294,119
Sweep Class	121,308,028	121,308,028	103,647,746	103,647,746

		249,438,644,903		204,880,193,426

Reinvestment of distributions
Class A	42,338	42,338	64,709	64,709
Administrator Class	29,458	29,458	24,508	24,508
Institutional Class	1,104,944	1,104,944	1,137,817	1,137,817
Service Class	40,931	40,931	50,492	50,492
Sweep Class	2,558	2,558	3,102	3,102

		1,220,229		1,280,628

Payment for shares redeemed
Class A	(967,264,663)	(967,264,663)	(2,081,855,065)	(2,081,855,065)
Administrator Class	(4,425,158,038)	(4,425,158,038)	(3,539,053,850)	(3,539,053,850)
Institutional Class	(206,713,689,714)	(206,713,689,714)	(161,381,744,033)	(161,381,744,033)
Service Class	(41,452,574,024)	(41,452,574,024)	(40,814,540,147)	(40,814,540,147)
Sweep Class	(126,064,197)	(126,064,197)	(182,563,056)	(182,563,056)

		(253,684,750,636)		(207,999,756,151)

Net decrease in net assets resulting from capital share transactions		(4,244,885,504)		(3,118,282,097)

Total decrease in net assets		(4,244,883,183)		(3,118,282,097)

Net assets
Beginning of period		30,199,133,352		33,317,415,449

End of period		$25,954,250,169		$30,199,133,352

Overdistributed net investment income		$(32,091)		$(32,091)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
CLASS A	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	1.22%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.60%	0.58%	0.65%	0.64%
Net expenses	0.10%	0.17%	0.12%	0.22%	0.28%	0.64%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	1.29%
Supplemental data
Net assets, end of period (000s omitted)	$406,489	$564,676	$937,172	$1,078,873	$777,462	$1,101,904

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.02%	1.50%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.35%	0.39%	0.37%
Net expenses	0.09%	0.17%	0.12%	0.21%	0.28%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%	1.42%
Supplemental data
Net assets, end of period (000s omitted)	$596,022	$408,411	$608,948	$547,278	$788,478	$1,780,294

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.03%	0.08%	1.65%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.23%	0.27%	0.26%
Net expenses	0.10%	0.17%	0.12%	0.20%	0.21%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.03%	0.10%	1.42%
Supplemental data
Net assets, end of period (000s omitted)	$20,793,077	$22,762,489	$26,412,568	$19,760,296	$20,661,470	$42,393,921

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SERVICE CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains (losses) on investments	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.56%	0.54%
Net expenses	0.10%	0.17%	0.12%	0.22%	0.28%	0.51%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	1.31%
Supplemental data
Net assets, end of period (000s omitted)	$4,140,419	$6,440,560	$5,256,816	$5,820,697	$4,595,307	$6,342,777

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	25
(For	a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.96%	0.94%
Net expenses	0.10%	0.17%	0.12%	0.22%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$18,244	$22,998	$101,911	$127,791

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Notes to financial statements	Wells Fargo Advantage Government Money Market Fund	27

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

28	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $2,946,363 and $3,082,674 of ordinary income for the years ended January 31, 2014 and July 31, 2013, respectively.

As of January 31, 2014, distributable earnings on a tax basis consisted of $185,714 in undistributed ordinary income.

Notes to financial statements	Wells Fargo Advantage Government Money Market Fund	29

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Advantage Government Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Government Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and each of the years in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Government Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	31

TAX INFORMATION

For the fiscal year ended January 31, 2014, $2,942,390 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2014, $9,964 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2014, 34.75% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage Government Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222978 03-14 A303/AR303 1-14

Wells Fargo Advantage

Heritage Money Market FundSM

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Heritage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Heritage Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Heritage Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

The 12-month period that ended January 31, 2014, seemed like a case of déjà vu all over again. As with the prior fiscal year, the immediate focus was on the crisis management efforts of the European Union, the European Central Bank (ECB), and the International Monetary Fund. This time, they bailed out Cyprus to support its economy and its banking system, which had been weakened, in part, by default-related impairment of their sizeable investments in Greece and Greek sovereign debt. The resolution of this crisis, however, sent shivers through the worldwide financial community because the terms of the ECB bailout required uninsured, meaning large, depositors to take a haircut, or loss, on their deposits of 47.5%. Unlike previous eurozone shocks, Cyprus’ relatively small size meant the effects of its crisis on prime money market instruments were limited, both in terms of market volatility and duration of the turmoil. However, the implications of the depositors’ haircut for future financial investments spurred a multinational debate about the appropriate breadth and limits of central bank powers.

At midyear, the Federal Reserve (Fed) gave the market a bit of a jolt when it announced it was “prepared to increase or reduce the pace of its asset purchases to maintain appropriate policy accommodation as the outlook for the labor market or inflation changes.” While the Fed reiterated its commitment to monetary accommodation and pledged to keep short-term rates very low for a very long time, the investment community interpreted the Fed’s statement as indicating that the Fed was going to start reducing its securities purchases, and it was simply a question of when. The Fed answered in December 2013, announcing it would reduce its securities purchases in January 2014 by $10 billion per month.

Though the Fed was still pumping money into the system, many participants incorrectly interpreted this as the beginning of the tightening cycle and longer-term rates rose and became more volatile. Short-term rates, however, remained anchored at their lows. In the face of dwindling supply and steady demand, the benchmark 3-month London Interbank Offered Rate (LIBOR) declined from 0.30% at the beginning of the period to 0.24% at the end of the period. In addition, credit spreads continued to grind tighter as market fears about the state of the world’s economies eased.

On the regulatory front, the U.S. Securities and Exchange Commission (SEC) released its long-anticipated proposal to revise regulations governing money market funds in early June. Clocking in at more than 239,000 words—longer than the entire book Moby Dick—this 698-page proposal contained 476 pages of discussion, outlined many issues needing clarification, and represented a thoughtful approach to understanding the effects of any revisions. Though the comment period on the proposal officially ended September 16, 2013, comments have continued to pour in. By the end of January 2014, the SEC had received 227 letters from concerned individuals, corporations, professional associations, and government officials at both the federal and state levels; received form letters from 1,227 individuals or entities; and participated in 64 meetings with industry professionals and associations. This proposal had little noticeable effect on the markets or fund investors, with participants waiting to see the final rule, the types of funds it would affect, and the implementation schedule.

And finally, turning to the government, we again faced a debt ceiling debate in Congress that occupied the markets during the last quarter of the year. An eleventh-hour agreement between the U.S. House of Representatives and the U.S. Senate averted government funding difficulties and avoided a default on U.S. debt. The level of political rancor and market volatility, however, far exceeded the amount we faced in previous years’ episodes. During the reporting period, we were mindful of the upcoming expiration on February 7, 2014, of the temporary suspension of the debt ceiling, which had the potential to create some dislocation in the government markets. One important outcome of the December agreement was the divorce between the budget, which the Congress passed in January, and the debt ceiling; because they are now delinked, we were hopeful the budget’s removal as a bargaining chip would help resolve the situation more smoothly and peacefully than the last round. Since the reporting period ended, the debt ceiling limit has been suspended until March 2015.

Strategic outlook

The upcoming fiscal year contains many uncertainties for money market funds and the money market industry. The SEC’s proposal to amend Rule 2a-7 will likely garner a lot of attention. We also believe the Fed is likely to continue tapering its asset-purchase program. In our opinion, we feel that this will have little effect on short-term rates in the short run. If history is our guide, we believe it is likely that long-term rates will rise before short-term rates do. The Fed appears committed to keeping short-term rates low for a longer period of time than either economic measures would indicate or market participants may expect; we believe any tendency for rates to increase will likely be offset by downward pressure on yields from an increase in demand for money market instruments amid a decreasing supply of money market investments. In light of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives. Our aim is to continue to assess the possibilities and developments in the markets, analyze their risks and rewards, and construct money market fund portfolios that will be resilient in the face of these challenges.

This page is intentionally left blank.

6	Wells Fargo Advantage Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	0.01	0.07	1.66	0.34	0.34
Institutional Class (SHIXX)	3-31-2000	0.02	0.13	1.79	0.22	0.20
Select Class (WFJXX)	6-29-2007	0.09	0.20	1.83	0.18	0.13
Service Class (WHTXX)	6-30-2010	0.01	0.06	1.66	0.51	0.43

Fund yield summary[3] (%) as of January 31, 2014	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.01	0.06	0.01
7-day compound yield	0.01	0.01	0.06	0.01
30-day simple yield	0.01	0.01	0.06	0.01
30-day compound yield	0.01	0.01	0.06	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	7

Portfolio composition[4] as of January 31, 2014

Effective maturity distribution[5] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
28 days

Weighted average final maturity[7] as of January 31, 2014
46 days

1.	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.15)%, (0.03)%, 0.01% and (0.32)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage Heritage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%
Select Class
Actual	$1,000.00	$1,000.35	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$0.96	0.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 36.50%
Abbey National Treasury Services plc ±%%§	0.31%	3-4-2015	$306,000,000	$306,000,000
Abbey National Treasury Services plc	0.10	2-3-2014	877,000,000	877,000,000
Banco Del Estado De Chile	0.21	3-10-2014	168,000,000	168,000,000
Banco Del Estado De Chile ±	0.21	4-7-2014	115,000,000	115,000,000
Bank of Montreal	0.14	3-10-2014	106,000,000	105,998,970
Bank of Montreal	0.17	2-10-2014	30,000,000	30,000,117
Bank of Montreal	0.17	3-3-2014	319,000,000	319,000,000
Bank of Montreal	0.17	3-5-2014	167,000,000	167,000,000
Bank of Montreal	0.17	4-2-2014	134,000,000	134,000,000
Bank of Montreal	0.18	3-11-2014	126,000,000	126,000,000
Bank of Nova Scotia ±%%	0.25	3-4-2015	134,000,000	134,000,000
Bank of Nova Scotia	0.16	3-31-2014	188,000,000	187,997,073
Bank of Nova Scotia	0.19	2-20-2014	116,000,000	116,000,000
Bank of Nova Scotia	0.19	5-6-2014	142,000,000	142,000,000
Bank of Nova Scotia	0.20	4-17-2014	131,000,000	131,000,000
Bank of Tokyo-Mitsubishi LLC	0.11	2-5-2014	235,000,000	235,000,000
Bank of Tokyo-Mitsubishi LLC	0.20	3-5-2014	46,000,000	46,001,146
Bank of Tokyo-Mitsubishi LLC ±	0.92	2-10-2014	16,000,000	16,002,330
BNP Paribas SA	0.22	2-5-2014	128,000,000	128,000,000
China Construction Bank Corporation	0.25	2-4-2014	283,000,000	283,000,000
China Construction Bank Corporation ±§	0.41	3-25-2015	245,000,000	245,000,000
Credit Agricole Corporate and Investment Banking	0.10	2-3-2014	944,000,000	944,000,000
Credit Industriel & Commercial (New York)	0.10	2-3-2014	687,000,000	687,000,000
Credit Industriel & Commercial (New York)	0.14	2-7-2014	540,000,000	540,000,000
Credit Suisse (New York)	0.20	3-6-2014	155,000,000	155,005,333
Credit Suisse (New York)	0.27	2-7-2014	305,000,000	305,002,366
DBS Bank Limited	0.16	2-3-2014	705,000,000	705,000,000
DG Bank (New York)	0.16	3-6-2014	140,000,000	140,000,000
DG Bank (New York)	0.18	3-7-2014	163,000,000	163,000,000
DNB Nor Bank ASA	0.07	2-3-2014	1,031,000,000	1,031,000,000
JPMorgan Chase Bank NA ±	0.24	6-11-2014	52,900,000	52,900,852
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-29-2014	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	2-12-2014	78,000,000	78,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-16-2014	121,000,000	121,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-21-2014	78,000,000	78,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	4-2-2014	128,000,000	128,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.22	2-14-2014	300,000,000	300,000,000
Mizuho Bank Limited	0.22	2-18-2014	266,000,000	266,006,640
National Bank of Kuwait	0.13	2-3-2014	361,000,000	361,000,000
Natixis Corporation	0.10	2-3-2014	120,800,000	120,800,000
Nordea Bank plc	0.18	3-24-2014	77,000,000	76,999,999
Norinchukin Bank	0.22	2-28-2014	100,000,000	100,000,000
Norinchukin Bank	0.15	2-10-2014	91,500,000	91,500,356
Norinchukin Bank	0.21	2-10-2014	162,000,000	162,000,000
Norinchukin Bank	0.21	2-14-2014	155,000,000	155,000,000
Norinchukin Bank	0.21	3-11-2014	133,000,000	133,000,000
Norinchukin Bank	0.21	4-8-2014	90,000,000	89,999,202
Norinchukin Bank	0.21	4-10-2014	71,000,000	71,000,000
Norinchukin Bank	0.21	5-2-2014	119,000,000	119,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Norinchukin Bank	0.22%	3-6-2014	$105,000,000	$105,000,000
Oversea-Chinese Banking Corporation	0.16	2-3-2014	530,000,000	530,000,000
Royal Bank of Canada ±	0.26	10-17-2014	115,000,000	115,000,000
Royal Bank of Canada ±	0.27	6-24-2014	112,000,000	112,000,000
Skandinaviska Enskilda Banken AG ±	0.61	4-10-2014	31,500,000	31,522,089
Societe Generale	0.11	2-3-2014	516,000,000	516,000,000
Societe Generale ±	0.28	10-31-2014	140,000,000	140,000,000
Societe Generale ±	0.36	5-14-2014	132,000,000	132,000,000
Societe Generale ±	0.37	9-12-2014	134,000,000	134,000,000
Standard Chartered Bank	0.22	5-28-2014	101,000,000	101,000,000
Standard Chartered Bank	0.23	6-3-2014	109,000,000	109,000,000
Standard Chartered Bank	0.23	6-10-2014	108,000,000	108,000,000
Standard Chartered Bank	0.23	6-18-2014	166,000,000	166,000,000
Sumitomo Mitsui Banking Corporation ±	0.21	3-19-2014	133,000,000	133,000,000
Sumitomo Mitsui Banking Corporation	0.21	2-3-2014	35,000,000	35,000,000
Sumitomo Mitsui Banking Corporation	0.21	2-7-2014	126,000,000	126,000,699
Sumitomo Mitsui Banking Corporation	0.21	2-19-2014	124,000,000	124,000,000
Sumitomo Mitsui Banking Corporation	0.21	3-4-2014	135,000,000	135,000,000
Sumitomo Mitsui Banking Corporation	0.21	4-16-2014	88,000,000	88,000,000
Sumitomo Mitsui Banking Corporation	0.22	3-12-2014	70,500,000	70,499,996
Sumitomo Mitsui Banking Corporation	0.23	2-10-2014	74,200,000	74,200,864
Sumitomo Mitsui Banking Corporation	0.26	3-3-2014	126,000,000	126,007,820
Swedbank ±	0.31	3-5-2014	15,000,000	15,001,079
Toronto-Dominion Bank	0.15	4-1-2014	129,000,000	129,000,000
Toronto-Dominion Bank	0.17	2-6-2014	150,000,000	150,000,000
Toronto-Dominion Bank	0.17	2-12-2014	149,000,000	149,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	161,000,000	161,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	51,000,000	51,000,000
Toronto-Dominion Bank	0.22	2-24-2014	101,000,000	101,000,000
Toronto-Dominion Bank	0.23	3-6-2014	123,000,000	123,000,000
Westpac Banking Corporation ±	0.25	4-2-2014	10,000,000	9,999,734
Westpac Banking Corporation ±	0.27	2-18-2015	140,000,000	140,000,000

Total Certificates of Deposit (Cost $15,476,446,665)				15,476,446,665

Commercial Paper: 48.21%

Asset-Backed Commercial Paper: 21.13%
Albion Capital Corporation 144A(z)	0.15	2-7-2014	105,470,000	105,468,242
Alpine Securitization Corporation 144A(z)	0.14	2-18-2014	166,277,000	166,267,301
Anglesea Funding LLC 144A±	0.31	3-21-2014	144,000,000	144,000,000
Anglesea Funding LLC 144A±	0.31	5-12-2014	13,000,000	13,000,000
Anglesea Funding LLC 144A±	0.31	5-12-2014	118,000,000	118,000,000
Antalis US Funding Corporation 144A(z)	0.19	2-3-2014	35,000,000	35,000,000
Antalis US Funding Corporation 144A(z)	0.24	2-25-2014	7,050,000	7,048,966
Antalis US Funding Corporation 144A(z)	0.25	2-5-2014	51,030,000	51,029,291
Antalis US Funding Corporation 144A(z)	0.25	3-6-2014	26,000,000	25,994,403
Antalis US Funding Corporation 144A(z)	0.25	3-10-2014	7,880,000	7,878,085
Antalis US Funding Corporation 144A(z)	0.26	2-4-2014	64,000,000	63,999,538
Bedford Row Funding Corporation 144A±	0.26	1-9-2015	60,000,000	60,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Bennington Stark Capital Company LLC 144A±	0.37%	5-9-2014	$59,000,000	$58,997,758
Cedar Springs Capital Company 144A(z)	0.28	2-28-2014	66,509,000	66,496,068
Concord Minutemen Capital Company 144A(z)	0.21	3-3-2014	73,000,000	72,988,077
Concord Minutemen Capital Company 144A(z)	0.21	3-4-2014	41,000,000	40,993,064
Concord Minutemen Capital Company 144A(z)	0.21	3-14-2014	116,000,000	115,973,610
Concord Minutemen Capital Company 144A(z)	0.21	3-21-2014	58,000,000	57,984,437
Concord Minutemen Capital Company 144A(z)	0.22	2-4-2014	68,000,000	67,999,584
Concord Minutemen Capital Company 144A(z)	0.22	2-11-2014	74,000,000	73,996,382
Concord Minutemen Capital Company 144A(z)	0.23	3-6-2014	69,000,000	68,986,334
Concord Minutemen Capital Company 144A(z)	0.23	4-21-2014	39,000,000	38,980,814
Crown Point Capital Company 144A(z)	0.10	2-3-2014	83,000,000	83,000,000
Crown Point Capital Company 144A(z)	0.21	3-11-2014	26,000,000	25,994,540
Crown Point Capital Company 144A(z)	0.21	3-13-2014	81,000,000	80,982,045
Crown Point Capital Company 144A(z)	0.21	3-14-2014	56,000,000	55,987,260
Crown Point Capital Company 144A(z)	0.21	3-17-2014	41,500,000	41,489,832
Crown Point Capital Company 144A(z)	0.21	3-21-2014	42,000,000	41,988,730
Crown Point Capital Company 144A(z)	0.22	2-11-2014	74,000,000	73,996,382
Crown Point Capital Company 144A(z)	0.23	3-6-2014	69,000,000	68,986,334
Crown Point Capital Company 144A(z)	0.23	4-21-2014	40,000,000	39,980,322
Gemini Securitization Corporation LLC 144A(z)	0.09	2-3-2014	54,000,000	54,000,000
Gotham Funding Corporation 144A(z)	0.18	3-12-2014	53,000,000	52,990,195
Gotham Funding Corporation 144A(z)	0.18	3-17-2014	55,000,000	54,988,450
Gotham Funding Corporation 144A(z)	0.18	3-19-2014	50,000,000	49,989,000
Gotham Funding Corporation 144A(z)	0.19	2-18-2014	25,476,000	25,473,983
Gotham Funding Corporation 144A(z)	0.16	3-5-2014	25,000,000	24,996,667
Gotham Funding Corporation 144A(z)	0.18	2-3-2014	76,000,000	76,000,000
Gotham Funding Corporation 144A(z)	0.18	2-4-2014	30,000,000	29,999,850
Gotham Funding Corporation 144A(z)	0.18	2-5-2014	44,313,000	44,312,557
Gotham Funding Corporation 144A(z)	0.18	2-6-2014	15,000,000	14,999,775
Gotham Funding Corporation 144A(z)	0.18	2-10-2014	123,000,000	122,995,695
Gotham Funding Corporation 144A(z)	0.18	2-11-2014	57,000,000	56,997,720
Gotham Funding Corporation 144A(z)	0.18	3-13-2014	49,000,000	48,990,690
Gotham Funding Corporation 144A(z)	0.18	3-24-2014	56,546,000	56,532,146
Gotham Funding Corporation 144A(z)	0.18	4-1-2014	30,918,000	30,909,188
Gotham Funding Corporation 144A(z)	0.19	2-19-2014	48,250,000	48,245,840
Gotham Funding Corporation 144A(z)	0.19	3-3-2014	88,485,000	88,473,428
Gotham Funding Corporation 144A(z)	0.20	2-25-2014	57,000,000	56,993,033
Govco LLC 144A(z)	0.19	3-5-2014	22,000,000	21,996,517
Govco LLC 144A(z)	0.19	3-26-2014	12,000,000	11,996,770
Govco LLC 144A(z)	0.20	3-7-2014	30,000,000	29,994,667
Hannover Funding Company LLC 144A(z)	0.16	2-12-2014	20,000,000	19,999,200
Hannover Funding Company LLC 144A(z)	0.16	2-18-2014	95,000,000	94,992,471
Hannover Funding Company LLC 144A(z)	0.23	2-19-2014	83,000,000	82,992,418
Hannover Funding Company LLC 144A(z)	0.23	2-24-2014	24,000,000	23,996,780
Hannover Funding Company LLC 144A(z)	0.23	2-26-2014	13,000,000	12,998,090
Institutional Secured Funding LLC 144A(z)	0.35	2-7-2014	50,000,000	49,998,056
Institutional Secured Funding LLC 144A(z)	0.35	2-11-2014	116,500,000	116,490,940
Institutional Secured Funding LLC 144A(z)	0.35	2-21-2014	11,000,000	10,998,075
Institutional Secured Funding LLC 144A(z)	0.35	2-27-2014	30,000,000	29,993,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Institutional Secured Funding LLC 144A(z)	0.35%	3-4-2014	$37,000,000	$36,989,568
Institutional Secured Funding LLC 144A(z)	0.40	4-8-2014	17,000,000	16,987,911
Kells Funding LLC 144A±	0.19	2-18-2014	60,000,000	59,999,650
Kells Funding LLC 144A±	0.22	12-11-2014	49,000,000	49,000,000
Kells Funding LLC 144A±	0.22	12-12-2014	115,000,000	115,000,000
Kells Funding LLC 144A±	0.24	10-10-2014	251,000,000	251,000,000
Kells Funding LLC 144A±	0.24	10-28-2014	126,000,000	125,989,291
Kells Funding LLC 144A±	0.24	10-8-2014	107,000,000	106,992,629
Kells Funding LLC 144A±	0.24	10-20-2014	150,000,000	150,000,000
Lexington Parker Capital Company LLC 144A(z)	0.21	3-4-2014	174,000,000	173,970,565
Lexington Parker Capital Company LLC 144A(z)	0.21	3-11-2014	15,000,000	14,996,850
Lexington Parker Capital Company LLC 144A(z)	0.21	3-13-2014	43,000,000	42,990,468
Lexington Parker Capital Company LLC 144A(z)	0.21	3-17-2014	13,250,000	13,246,754
Lexington Parker Capital Company LLC 144A(z)	0.21	3-18-2014	114,500,000	114,471,280
Lexington Parker Capital Company LLC 144A(z)	0.22	2-20-2014	65,000,000	64,993,247
Lexington Parker Capital Company LLC 144A(z)	0.23	3-6-2014	70,000,000	69,986,136
Liberty Street Funding LLC 144A(z)	0.14	2-20-2014	24,000,000	23,998,413
Liberty Street Funding LLC 144A(z)	0.15	2-13-2014	38,500,000	38,498,396
Liberty Street Funding LLC 144A(z)	0.17	2-27-2014	37,000,000	36,995,807
Liberty Street Funding LLC 144A(z)	0.17	3-3-2014	14,000,000	13,998,149
Liberty Street Funding LLC 144A(z)	0.17	3-17-2014	22,000,000	21,995,637
Liberty Street Funding LLC 144A(z)	0.19	2-14-2014	13,000,000	12,999,245
Liberty Street Funding LLC 144A(z)	0.19	2-21-2014	13,000,000	12,998,765
Liberty Street Funding LLC 144A(z)	0.19	2-24-2014	65,000,000	64,992,796
Liberty Street Funding LLC 144A(z)	0.19	3-6-2014	66,000,000	65,989,202
Liberty Street Funding LLC 144A(z)	0.19	3-11-2014	65,000,000	64,987,650
Liberty Street Funding LLC 144A(z)	0.19	4-28-2014	17,000,000	16,992,463
Liberty Street Funding LLC 144A(z)	0.19	5-1-2014	48,000,000	47,977,960
LMA Americas LLC 144A(z)	0.22	2-19-2014	21,000,000	20,997,947
LMA Americas LLC 144A(z)	0.22	2-20-2014	12,000,000	11,998,753
LMA Americas LLC 144A(z)	0.24	2-14-2014	48,200,000	48,196,465
LMA Americas LLC 144A(z)	0.25	3-10-2014	18,000,000	17,995,625
LMA Americas LLC 144A(z)	0.25	4-2-2014	135,000,000	134,943,369
LMA Americas LLC 144A(z)	0.27	4-7-2014	113,000,000	112,946,607
Manhattan Asset Funding Company LLC 144A(z)	0.21	2-11-2014	76,000,000	75,996,453
Manhattan Asset Funding Company LLC 144A(z)	0.21	2-19-2014	54,000,000	53,994,960
Manhattan Asset Funding LLC 144A(z)	0.18	3-20-2014	22,000,000	21,995,050
Manhattan Asset Funding LLC 144A(z)	0.18	3-24-2014	11,000,000	10,997,305
Manhattan Asset Funding LLC 144A(z)	0.18	3-26-2014	10,000,000	9,997,450
Manhattan Asset Funding LLC 144A(z)	0.21	2-13-2014	13,000,000	12,999,242
Manhattan Asset Funding LLC 144A(z)	0.21	2-20-2014	65,000,000	64,993,554
Manhattan Asset Funding LLC 144A(z)	0.21	2-25-2014	17,000,000	16,997,818
Matchpoint Master Trust 144A(z)	0.23	2-27-2014	24,386,000	24,382,261
Mountcliff Funding LLC 144A(z)	0.17	2-3-2014	8,000,000	8,000,000
Mountcliff Funding LLC 144A±	0.33	3-26-2014	100,000,000	99,992,884
Mountcliff Funding LLC 144A±	0.33	6-27-2014	100,000,000	99,990,505
Newport Funding Corporation 144A(z)	0.22	2-5-2014	15,024,000	15,023,816
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	2-3-2014	108,000,000	108,000,000
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	2-4-2014	53,000,000	52,999,706

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Northern Pines Funding LLC 144A(z)	0.20%	2-27-2014	$31,000,000	$30,995,867
Old Line Funding LLC 144A(z)	0.23	2-20-2014	46,110,000	46,104,992
Regency Markets No.1 LLC 144A(z)	0.13	2-7-2014	13,363,000	13,362,807
Regency Markets No.1 LLC 144A(z)	0.14	2-14-2014	155,000,000	154,993,369
Regency Markets No.1 LLC 144A(z)	0.14	2-18-2014	38,000,000	37,997,783
Regency Markets No.1 LLC 144A(z)	0.14	2-19-2014	50,023,000	50,019,887
Regency Markets No.1 LLC 144A(z)	0.14	2-20-2014	199,822,000	199,808,790
Rhein-Main Securitisation Limited 144A(z)	0.04	2-4-2014	168,000,000	167,999,347
Rhein-Main Securitisation Limited 144A(z)	0.14	2-3-2014	91,000,000	91,000,000
Ridgefield Funding Company LLC 144A(z)	0.19	2-4-2014	33,000,000	32,999,826
Ridgefield Funding Company LLC 144A(z)	0.20	2-3-2014	40,500,000	40,500,000
Ridgefield Funding Company LLC 144A(z)	0.25	2-10-2014	169,050,000	169,041,783
Ridgefield Funding Company LLC 144A(z)	0.25	2-19-2014	28,000,000	27,996,889
Ridgefield Funding Company LLC 144A(z)	0.25	2-12-2014	74,000,000	73,995,375
Ridgefield Funding Company LLC 144A(z)	0.25	2-14-2014	95,000,000	94,992,743
Ridgefield Funding Company LLC 144A(z)	0.25	5-9-2014	92,000,000	91,997,941
Salisbury Receivables Company 144A(z)	0.17	3-11-2014	15,000,000	14,997,450
Scaldis Capital LLC 144A(z)	0.18	2-18-2014	84,000,000	83,993,700
Scaldis Capital LLC 144A(z)	0.21	2-5-2014	60,000,000	59,999,300
Scaldis Capital LLC 144A(z)	0.24	3-3-2014	18,000,000	17,996,640
Sydney Capital Corporation 144A(z)	0.20	3-12-2014	122,900,000	122,873,095
Sydney Capital Corporation 144A(z)	0.22	3-14-2014	55,800,000	55,786,701
Sydney Capital Corporation 144A(z)	0.24	2-14-2014	43,000,000	42,996,847
Thunder Bay Funding LLC 144A(z)	0.24	3-5-2014	86,187,000	86,169,763
Thunder Bay Funding LLC 144A(z)	0.23	2-20-2014	23,059,000	23,056,496
Victory Receivables 144A(z)	0.16	2-5-2014	50,000,000	49,999,556
Victory Receivables 144A(z)	0.16	2-12-2014	36,000,000	35,998,560
Victory Receivables 144A(z)	0.16	2-19-2014	47,178,000	47,174,645
Victory Receivables 144A(z)	0.18	2-6-2014	78,000,000	77,998,830
Victory Receivables 144A(z)	0.18	2-7-2014	55,000,000	54,998,900
Victory Receivables 144A(z)	0.18	3-3-2014	54,316,000	54,308,209
Victory Receivables 144A(z)	0.18	3-10-2014	25,300,000	25,295,572
Victory Receivables 144A(z)	0.18	3-14-2014	45,747,000	45,738,079
Victory Receivables 144A(z)	0.18	3-17-2014	28,000,000	27,994,120
Victory Receivables 144A(z)	0.18	3-18-2014	30,800,000	30,793,378
Victory Receivables 144A(z)	0.18	3-19-2014	33,421,000	33,413,647
Victory Receivables 144A(z)	0.18	3-24-2014	49,000,000	48,987,995
Victory Receivables 144A(z)	0.18	3-25-2014	22,033,000	22,027,492
White Point Funding Incorporated 144A(z)	0.30	4-1-2014	17,020,000	17,011,916
Working Capital Management Company 144A(z)	0.18	2-7-2014	73,220,000	73,218,536
Working Capital Management Company 144A(z)	0.17	2-4-2014	71,000,000	70,999,665
Working Capital Management Company 144A(z)	0.17	2-18-2014	35,825,000	35,822,462
Working Capital Management Company 144A(z)	0.18	2-5-2014	105,035,000	105,033,950

				8,958,794,105

Financial Company Commercial Paper: 22.77%
ABN AMRO Funding LLC 144A(z)	0.20	2-4-2014	147,000,000	146,999,183
ANZ New Zealand International Limited 144A±	0.24	9-16-2014	105,000,000	105,004,406
ASB Finance Limited 144A(z)	0.19	3-10-2014	13,000,000	12,997,599

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Australia & New Zealand Banking Group 144A±	0.16%	5-27-2014	$128,000,000	$127,992,444
Australia & New Zealand Banking Group 144A±	0.24	11-18-2014	88,000,000	88,000,000
Banco de Credito e Inversiones 144A(z)	0.45	4-28-2014	175,000,000	174,816,250
Banco Santander Chile 144A(z)	0.35	2-4-2014	33,000,000	32,999,679
Banco Santander Chile 144A(z)	0.35	2-5-2014	33,000,000	32,999,358
Banco Santander Chile 144A(z)	0.35	2-20-2014	59,000,000	58,990,249
Banco Santander Chile 144A(z)	0.35	2-25-2014	27,000,000	26,994,225
Banco Santander Chile 144A(z)	0.35	2-27-2014	27,000,000	26,993,700
Banco Santander Chile 144A(z)	0.35	3-11-2014	15,000,000	14,994,750
Banco Santander Chile 144A(z)	0.35	3-12-2014	27,000,000	26,990,287
Banque et Caisse d’Epargne de l’Etat (z)	0.17	4-15-2014	49,000,000	48,983,572
Barclays Bank plc 144A(z)	0.17	3-10-2014	14,000,000	13,997,686
Barclays Bank plc (z)	0.25	3-18-2014	129,000,000	128,961,479
BPCE 144A(z)	0.20	3-6-2014	146,000,000	145,974,856
BPCE 144A(z)	0.26	2-4-2014	122,000,000	121,999,119
Caisse Centrale Desjardins du Quebec 144A(z)	0.15	3-5-2014	138,000,000	137,982,750
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	2-25-2014	16,950,000	16,948,343
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	3-12-2014	135,000,000	134,975,025
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-10-2014	85,000,000	84,971,950
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-11-2014	162,000,000	161,945,730
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-22-2014	67,000,000	66,973,870
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-23-2014	32,000,000	31,987,360
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	4-17-2014	78,000,000	77,969,948
Caisse Centrale Desjardins du Quebec 144A±	0.26	10-23-2014	166,000,000	166,001,317
CDP Financial Incorporated 144A(z)	0.15	3-3-2014	30,000,000	29,996,500
CDP Financial Incorporated 144A(z)	0.15	3-17-2014	23,000,000	22,995,975
CPPIB Capital Incorporated 144A(z)	0.14	3-6-2014	75,000,000	74,990,958
CPPIB Capital Incorporated 144A(z)	0.14	3-7-2014	213,000,000	212,973,493
Dexia Credit Local SA (z)	0.47	2-21-2014	131,000,000	130,969,215
Dexia Credit Local SA (z)	0.47	2-26-2014	105,000,000	104,968,471
Fortis Funding LLC 144A(z)	0.10	2-3-2014	149,000,000	149,000,000
Fortis Funding LLC 144A(z)	0.10	2-10-2014	140,000,000	139,997,278
Fortis Funding LLC 144A(z)	0.22	2-13-2014	148,000,000	147,990,956
HSBC Bank plc 144A±	0.26	10-2-2014	136,000,000	136,000,000
ING (U.S.) Funding LLC (z)	0.19	3-14-2014	13,000,000	12,997,324
JPMorgan Securities Incorporated 144A±	0.34	9-10-2014	139,000,000	139,000,000
Lloyds Bank plc (z)	0.06	2-3-2014	773,000,000	773,000,000
Macquarie Bank Limited 144A(z)	0.19	3-27-2014	63,000,000	62,982,710
Macquarie Bank Limited 144A(z)	0.19	3-28-2014	61,000,000	60,982,937
Macquarie Bank Limited 144A(z)	0.20	2-4-2014	52,000,000	51,999,711
Macquarie Bank Limited 144A(z)	0.20	2-6-2014	172,000,000	171,997,133
Macquarie Bank Limited 144A(z)	0.20	2-10-2014	128,000,000	127,995,022
Macquarie Bank Limited 144A(z)	0.20	2-11-2014	173,000,000	172,992,311
Macquarie Bank Limited 144A(z)	0.20	2-12-2014	85,000,000	84,995,750
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	2-7-2014	28,360,000	28,359,464
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-13-2014	29,000,000	28,994,796
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-14-2014	64,000,000	63,988,214
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-19-2014	22,000,000	21,995,429
Natexis Banques Populaire (z)	0.25	2-5-2014	177,925,000	177,922,528

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Nederlandse Waterschapsbank NV 144A±	0.23%	11-10-2014	$45,000,000	$45,000,000
Nederlandse Waterschapsbank NV 144A±	0.20	6-23-2014	200,000,000	200,003,320
Nederlandse Waterschapsbank NV 144A±	0.23	2-18-2014	70,000,000	70,000,852
Nederlandse Waterschapsbank NV 144A±	0.24	10-29-2014	135,000,000	135,000,000
Nederlandse Waterschapsbank NV 144A±	0.25	12-23-2014	40,000,000	40,003,821
Nordea Bank AB 144A(z)	0.18	3-27-2014	32,000,000	31,991,680
Nordea Bank AB 144A(z)	0.18	4-1-2014	124,650,000	124,615,161
Nordea Bank AB 144A(z)	0.18	4-4-2014	245,000,000	244,926,500
Nordea Bank AB 144A(z)	0.19	3-25-2014	113,700,000	113,671,315
Nordea Bank AB 144A(z)	0.20	4-17-2014	117,000,000	116,952,550
Nordea Bank AB 144A(z)	0.26	2-3-2014	144,000,000	144,000,000
NRW Bank 144A(z)	0.13	2-25-2014	134,000,000	133,989,354
NRW Bank 144A(z)	0.13	2-27-2014	164,000,000	163,985,787
NV Bank Nederlandse Gemeenten 144A(z)	0.22	2-3-2014	118,000,000	118,000,000
NV Bank Nederlandse Gemeenten 144A(z)	0.17	3-17-2014	149,000,000	148,970,448
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	165,000,000	164,968,558
PSP Capital Incorporated 144A(z)	0.15	3-24-2014	14,000,000	13,997,142
PSP Capital Incorporated 144A(z)	0.20	6-17-2014	19,650,000	19,635,372
Rabobank USA Financial Corporation (z)	0.18	3-17-2014	157,000,000	156,967,030
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	3-4-2014	132,000,000	131,977,670
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-5-2014	140,000,000	139,998,911
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-27-2014	127,000,000	126,988,147
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-28-2014	135,000,000	134,986,875
Suncorp Group Limited 144A(z)	0.27	3-11-2014	33,000,000	32,991,090
Suncorp Group Limited 144A(z)	0.27	3-12-2014	26,000,000	25,992,785
Suncorp Group Limited 144A(z)	0.27	3-18-2014	50,000,000	49,983,875
Suncorp Group Limited 144A(z)	0.28	2-6-2014	27,000,000	26,999,370
Suncorp Group Limited 144A(z)	0.28	2-12-2014	25,000,000	24,998,250
Suncorp Group Limited 144A(z)	0.28	3-5-2014	28,000,000	27,993,467
Suncorp Group Limited 144A(z)	0.32	4-14-2014	15,000,000	14,990,667
Suncorp Group Limited 144A(z)	0.35	3-4-2014	37,000,000	36,989,568
Toyota Credit Canada Incorporated (z)	0.25	2-12-2014	35,000,000	34,997,812
United Overseas Bank Limited 144A(z)	0.18	2-13-2014	54,000,000	53,997,300
United Overseas Bank Limited 144A(z)	0.18	4-8-2014	131,000,000	130,958,080
United Overseas Bank Limited 144A(z)	0.18	4-15-2014	65,000,000	64,976,925
United Overseas Bank Limited 144A(z)	0.18	4-17-2014	100,000,000	99,963,500
United Overseas Bank Limited 144A(z)	0.18	4-21-2014	54,000,000	53,979,210
United Overseas Bank Limited 144A(z)	0.19	3-12-2014	112,000,000	111,978,129
United Overseas Bank Limited 144A(z)	0.20	4-3-2014	114,000,000	113,962,633
United Overseas Bank Limited 144A(z)	0.20	5-20-2014	54,000,000	53,968,200
United Overseas Bank Limited 144A(z)	0.21	4-11-2014	63,000,000	62,975,377
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	144,000,000	143,850,240
United Overseas Bank Limited 144A(z)	0.24	7-10-2014	56,000,000	55,941,387
Westpac Banking Corporation 144A±	0.24	8-1-2014	162,000,000	162,007,453
Westpac Securities NZ Limited 144A(z)	0.20	3-12-2014	70,000,000	69,985,971
Westpac Securities NZ Limited 144A±	0.24	8-20-2014	52,000,000	52,000,000
Westpac Securities NZ Limited 144A±	0.24	9-4-2014	80,000,000	80,000,000

				9,653,643,092

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper: 4.31%
Caisse Des Depots et Consignations 144A(z)	0.17%	3-4-2014	$199,000,000	$198,972,748
Caisse Des Depots et Consignations 144A(z)	0.17	4-16-2014	89,000,000	88,969,740
Caisse Des Depots et Consignations 144A(z)	0.18	3-10-2014	215,000,000	214,963,420
Caisse Des Depots et Consignations 144A(z)	0.18	4-28-2014	216,000,000	215,913,316
China International Marine Containers Company Limited (z)	0.35	2-12-2014	23,000,000	22,997,987
China International Marine Containers Company Limited (z)	0.37	2-10-2014	25,000,000	24,998,201
China International Marine Containers Company Limited (z)	0.35	2-7-2014	107,000,000	106,995,799
China Shipping Container Lines Company Limited (z)	0.35	2-7-2014	40,500,000	40,498,425
China Shipping Container Lines Company Limited (z)	0.35	2-10-2014	42,000,000	41,997,142
China Shipping Container Lines Company Limited (z)	0.35	2-11-2014	69,000,000	68,994,527
China Shipping Container Lines Company Limited (z)	0.37	2-12-2014	33,000,000	32,997,043
CNPC Finance 144A(z)	0.34	2-12-2014	49,000,000	48,995,835
CNPC Finance 144A(z)	0.34	2-20-2014	17,000,000	16,997,271
CNPC Finance 144A(z)	0.35	2-10-2014	47,000,000	46,996,801
CNPC Finance 144A(z)	0.37	2-18-2014	69,250,000	69,239,324
CNPC Finance 144A(z)	0.37	2-21-2014	62,000,000	61,988,530
CNPC Finance 144A(z)	0.37	2-24-2014	69,000,000	68,985,107
CNPC Finance 144A(z)	0.37	3-3-2014	93,000,000	92,973,237
COFCO Capital Corporation (z)	0.16	2-11-2014	23,100,000	23,099,179
Sinochem Company Limited (z)	0.15	3-4-2014	87,000,000	86,989,488
Sinochem Company Limited (z)	0.16	2-10-2014	54,000,000	53,998,320
Toyota Credit de Puerto Rico (z)	0.17	3-21-2014	8,000,000	7,998,262
Toyota Credit de Puerto Rico (z)	0.26	2-18-2014	11,000,000	10,998,808
Toyota Motor Credit Corporation ±	0.20	6-9-2014	127,000,000	127,000,000
Toyota Motor Credit Corporation ±	0.21	2-28-2014	53,900,000	53,902,605

				1,828,461,115

Total Commercial Paper (Cost $20,440,898,312)				20,440,898,312

Municipal Obligations: 4.60%

Arizona: 0.01%

Other Municipal Debt: 0.01%
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase & Company LOC)	0.12	3-1-2014	6,435,000	6,435,000

California: 0.42%

Other Municipal Debt: 0.23%
California Series 11B5 (GO)	0.14	2-19-2014	25,145,000	25,145,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	3-10-2014	15,500,000	15,500,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	3-18-2014	12,500,000	12,500,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.20	3-10-2014	9,174,000	9,174,000
San Francisco CA Public Utilities Commission Series A1T (GO)	0.18	3-17-2014	16,900,000	16,900,000
San Francisco CA Public Utilities Commission Series A1T (GO)	0.18	4-8-2014	17,000,000	17,000,000

				96,219,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.19%
Golden State Tobacco Securitization Corporation California Series 3107 (Tobacco Revenue, BHAC/Ambac Insured, Morgan Stanley Bank LIQ) 144A	0.06%	12-1-2045	$25,710,000	$25,710,000
San Francisco CA City & County COP Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.20	11-1-2041	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	925,000	925,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.06	9-1-2038	23,570,000	23,570,000
San Mateo County CA Community College CAB Series B (Tax Revenue, National Insured) 144A	0.12	9-1-2036	24,790,000	24,790,000

				79,995,000

Colorado: 0.79%

Variable Rate Demand Notes ø: 0.79%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.13	10-1-2033	13,420,000	13,420,000
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.05	11-1-2026	14,240,000	14,240,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase & Company SPA)	0.10	10-1-2038	46,800,000	46,800,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.05	5-1-2038	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, JPMorgan Chase & Company SPA)	0.09	4-1-2038	12,440,000	12,440,000
Colorado HFA Class I Series B-3 (Housing Revenue, FHLB SPA)	0.05	11-1-2036	23,530,000	23,530,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.13	10-1-2033	7,800,000	7,800,000
Colorado HFA Class II Series B-3 (Housing Revenue, Royal Bank of Canada SPA)	0.06	5-1-2038	16,000,000	16,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.08	5-1-2050	88,960,000	88,960,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.04	4-1-2040	67,035,000	67,035,000
Southern Ute Indian Tribe Reservation Colorado Series 2007 (Miscellaneous Revenue)	0.14	1-1-2027	37,910,000	37,910,000

				334,135,000

Georgia: 0.14%

Other Municipal Debt: 0.03%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.15	2-21-2014	12,755,000	12,755,000

Variable Rate Demand Notes ø: 0.11%
Savannah GA College of Art & Design Series 2004-BD (Education Revenue, Bank of America NA LOC)	0.15	4-1-2024	35,300,000	35,300,000
Wayne County GA IDA Solid Waste Disposal Rayonier Project (IDR, Bank of America NA LOC)	0.08	5-1-2020	10,000,000	10,000,000

				45,300,000

Illinois: 0.54%

Variable Rate Demand Notes ø: 0.54%
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.06	1-1-2035	23,265,000	23,265,000
Cook County IL Various Projects Series D (Tax Revenue)	0.13	11-1-2030	67,000,000	67,000,000
Deutsche Bank Spears/Lifers Trust Series 300 (Tax Revenue, National Insured) 144A	0.14	12-15-2033	29,205,000	29,205,000
Deutsche Bank Spears/Lifers Trust Series 331 (Tax Revenue, National Insured) 144A	0.14	12-15-2034	80,945,000	80,945,000
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds Sub Series A-3 (Housing Revenue, FHLB SPA)	0.05	8-1-2035	15,000,000	15,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase & Company LOC)	0.09	1-1-2027	12,370,000	12,370,000

				227,785,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 0.12%

Variable Rate Demand Notes ø: 0.12%
Indiana Finance Authority Indiana University Health Series K (Health Revenue, JPMorgan Chase & Company LOC)	0.09%	3-1-2033	$39,515,000	$39,515,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.07	8-1-2017	9,600,000	9,600,000

				49,115,000

Iowa: 0.03%

Variable Rate Demand Notes ø: 0.03%
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA/FNMA Insured, State Street Bank & Trust Company SPA)	0.05	7-1-2036	3,210,000	3,210,000
Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.11	1-1-2039	8,115,000	8,115,000

				11,325,000

Kentucky: 0.01%

Variable Rate Demand Note ø: 0.01%
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.06	3-1-2021	6,000,000	6,000,000

Louisiana: 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.20	2-1-2045	16,280,000	16,280,000

Maine: 0.14%

Variable Rate Demand Notes ø: 0.14%
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.13	11-15-2032	36,585,000	36,585,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA)	0.11	11-15-2041	23,000,000	23,000,000

				59,585,000

Maryland: 0.16%

Variable Rate Demand Notes ø: 0.16%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.11	7-1-2032	49,140,000	49,140,000
Maryland CDA Series D (Housing Revenue, PNC Bank NA LOC)	0.06	9-1-2038	18,890,000	18,890,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.07	1-1-2029	1,205,000	1,205,000

				69,235,000

Massachusetts: 0.15%

Variable Rate Demand Notes ø: 0.15%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.07	10-1-2031	23,060,000	23,060,000
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC)	0.20	10-1-2033	39,585,000	39,585,000

				62,645,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Michigan: 0.57%

Variable Rate Demand Notes ø: 0.57%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.13%	9-1-2050	$100,000,000	$100,000,000
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.12	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.12	9-1-2050	22,000,000	22,000,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.05	4-1-2040	25,000,000	25,000,000
Michigan State Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.11	10-1-2037	71,320,000	71,320,000

				243,320,000

Minnesota: 0.03%

Variable Rate Demand Note ø: 0.03%
Minnesota HFA Residential Housing Finance Agency Series C (Miscellaneous Revenue, FHLB SPA)	0.05	7-1-2036	12,000,000	12,000,000

Nebraska: 0.06%

Variable Rate Demand Note ø: 0.06%
Nebraska Public Power Generation Agency Eagle Class A (Utilities Revenue, Citibank NA SPA) 144A	0.06	1-1-2041	24,000,000	24,000,000

Nevada: 0.09%

Variable Rate Demand Notes ø: 0.09%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.07	3-1-2038	29,000,000	29,000,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.07	3-1-2036	8,250,000	8,250,000

				37,250,000

New Hampshire: 0.08%

Variable Rate Demand Notes ø: 0.08%
New Hampshire HEFA Phillips Exeter Academy (Education Revenue, JPMorgan Chase & Company SPA)	0.05	9-1-2042	15,000,000	15,000,000
New Hampshire HEFA Taxable Higher Education Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.09	12-1-2032	20,815,000	20,815,000

				35,815,000

New Jersey: 0.08%

Variable Rate Demand Notes ø: 0.08%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.12	11-1-2039	14,395,000	14,395,000
North Hudson NJ Sewerage Authority Senior Lien Series C (Miscellaneous Revenue, TD Bank NA LOC)	0.12	6-1-2044	20,000,000	20,000,000

				34,395,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

New Mexico: 0.06%

Variable Rate Demand Note ø: 0.06%
New Mexico Puttable Floating Option Taxable Notes Series 042 (Education Revenue, Bank of America NA LIQ) 144A	0.41%	1-2-2025	$26,355,000	$26,355,000

New York: 0.40%

Variable Rate Demand Notes ø: 0.40%
New York Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.07	7-1-2034	19,245,000	19,245,000
New York HFA 600 W 42nd Street Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	5-15-2041	64,000,000	64,000,000
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase & Company SPA)	0.06	3-15-2033	74,615,000	74,615,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC)	0.11	11-1-2034	13,280,000	13,280,000

				171,140,000

North Carolina : 0.01%

Variable Rate Demand Note ø: 0.01%
North Carolina Housing Finance Agency Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.06	7-1-2032	6,625,000	6,625,000

Ohio: 0.14%

Variable Rate Demand Notes ø: 0.14%
Cleveland OH Airport System Revenue Series B (Airport Revenue, Bank of New York Mellon LOC)	0.12	1-1-2020	9,070,000	9,070,000
Ohio Air Quality Development Authority AK Steel Corporation Series B (IDR, Bank of America NA LOC)	0.17	6-1-2024	26,000,000	26,000,000
Ohio University Hospital Health System Series C (Health Revenue, Barclays Bank plc LOC)	0.13	1-15-2050	23,000,000	23,000,000

				58,070,000

Pennsylvania: 0.04%

Variable Rate Demand Note ø: 0.04%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) 144A	0.09	8-1-2030	16,500,000	16,500,000

South Carolina: 0.05%

Other Municipal Debt: 0.05%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	3-3-2014	8,500,000	8,500,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	3-3-2014	11,550,000	11,550,000

				20,050,000

Tennessee: 0.07%

Other Municipal Debt: 0.04%
Baptist Memorial Health Care Corporation (Health Revenue)	0.16	2-24-2014	15,000,000	15,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.03%
Johnson City TN Health & Educational Facilities Board Series B (Hospital Revenue, U.S. Bank NA LOC)	0.12%	8-15-2043	$11,075,000	$11,075,000
Johnson City TN Health & Educational Facilities Board Series B1 (Health Revenue, U.S. Bank NA LOC)	0.14	7-1-2033	1,770,000	1,770,000

				12,845,000

Texas: 0.20%

Variable Rate Demand Notes ø: 0.20%
Bexar County TX Health Facilities El Centro del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.06	12-1-2032	9,350,000	9,350,000
Calhoun Port Authority Texas Formosa Plastics Corporation Project Series 2011A (IDR, Sumitomo Mitsui Banking LOC) 144A	0.07	9-1-2039	13,900,000	13,900,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.07	4-1-2022	12,000,000	12,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Gas Utilities, Morgan Stanley Bank LIQ) 144A	0.34	12-15-2026	25,606,173	25,606,173
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.06	6-1-2045	5,445,000	5,445,000
Texas Veterans Housing Assistance Program Fund II Series 2004D (Housing Revenue, JPMorgan Chase & Company SPA)	0.10	6-1-2020	4,585,000	4,585,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.05	12-1-2033	13,000,000	13,000,000

				83,886,173

Utah: 0.01%

Variable Rate Demand Note ø: 0.01%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.05	11-1-2045	6,324,000	6,324,000

Washington: 0.06%

Other Municipal Debt: 0.02%
Port of Seattle WA Series D1 (Port Authority Revenue)	0.20	2-6-2014	9,000,000	9,000,000

Variable Rate Demand Notes ø: 0.04%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	2-1-2040	8,000,000	8,000,000
Washington Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC LIQ)	0.06	6-1-2027	7,805,000	7,805,000

				15,805,000

West Virginia: 0.02%

Variable Rate Demand Note ø: 0.02%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.07	4-1-2027	7,500,000	7,500,000

Wisconsin: 0.08%

Variable Rate Demand Notes ø: 0.08%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.12	5-1-2030	14,370,000	14,370,000

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA)	0.12%	11-1-2030	$21,505,000	$21,505,000

				35,875,000

Total Municipal Obligations (Cost $1,948,564,173)				1,948,564,173

Other Instruments: 2.03%
Bank of America NA Short Term Bank Note	0.21	2-13-2014	263,000,000	263,000,000
BPCE Floating Rate Note 144A±	1.99	2-7-2014	14,300,000	14,302,560
Citibank NA Short Term Bank Note	0.18	2-3-2014	127,000,000	127,000,000
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank, Pooled Bank Deposit Product	0.21	2-3-2014	360,001,746	360,001,746
Dexia Credit Local SA Floating Rate Note 144A±	0.72	4-29-2014	41,200,000	41,227,743
Oakland-Alameda County Series A1 Municipal Commercial Paper	0.20	3-28-2014	12,155,000	12,155,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.15	2-3-2014	22,740,000	22,740,000
Societe Generale Floating Rate Note 144A±	1.29	4-11-2014	19,195,000	19,228,548

Total Other Instruments (Cost $859,655,597)				859,655,597

Other Notes: 0.95%

Corporate Bonds and Notes: 0.95%
Bank of Nova Scotia ±	0.25	12-17-2014	125,000,000	125,000,000
Hartford Healthcare Corporation ±	0.13	2-25-2014	25,000,000	25,000,000
Keep Memory Alive ±	0.12	2-27-2014	22,220,000	22,220,000
Nederlandse Waterschapsbank NV 144A±	0.29	10-27-2014	108,255,000	108,280,006
Smithsonian Institution ±	0.08	3-25-2014	19,500,000	19,500,000
Toyota Motor Credit Corporation ±	0.24	2-24-2014	80,000,000	80,000,000
Toyota Motor Credit Corporation ±	0.28	2-19-2014	22,500,000	22,501,280

Total Other Notes (Cost $402,501,286)				402,501,286

Repurchase Agreements ^^: 6.66%
Bank of America Corporation, dated 1-31-2014, maturity value $668,001,670 (1)	0.03	2-3-2014	668,000,000	668,000,000
Barclays Capital Incorporated, dated 1-31-2014, maturity value $121,500,304 (2)	0.03	2-3-2014	121,500,000	121,500,000
Credit Agricole, dated 1-31-2014, maturity value $551,001,837 (3)	0.04	2-3-2014	551,000,000	551,000,000
Deutsche Bank Securities AG, dated 1-31-2014, maturity value $49,950,125 (4)	0.03	2-3-2014	49,950,000	49,950,000
Goldman Sachs & Company, dated 1-2-2014, maturity value $554,140,808 (5) ±(i)§¢	0.15	3-4-2014	554,000,000	554,000,000
Goldman Sachs & Company, dated 1-31-2014, maturity value $71,800,180 (6)	0.03	2-3-2014	71,800,000	71,800,000
JPMorgan Securities, dated 1-2-2014, maturity value $506,260,871 (7) ±(i)§¢	0.29	3-7-2014	506,000,000	506,000,000
JPMorgan Securities, dated 1-2-2014, maturity value $55,006,356 (8) ±§¢	0.13	2-3-2014	55,000,000	55,000,000
JPMorgan Securities, dated 1-31-2014, maturity value $145,000,604 (9)	0.05	2-3-2014	145,000,000	145,000,000
Merrill Lynch Pierce Fenner & Smith, dated 1-31-2014, maturity value $100,000,167 (10)	0.02	2-3-2014	100,000,000	100,000,000

Total Repurchase Agreements (Cost $2,822,250,000)				2,822,250,000

Treasury Debt: 2.39%
U.S. Treasury Note ##	0.25	3-31-2014	105,000,000	105,023,286
U.S. Treasury Note	0.25	6-30-2014	48,000,000	48,022,969
U.S. Treasury Note	0.75	6-15-2014	44,000,000	44,098,197
U.S. Treasury Note	1.00	5-15-2014	19,000,000	19,043,038

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note	1.25%	3-15-2014	$54,000,000	$54,068,125
U.S. Treasury Note	1.25	4-15-2014	104,000,000	104,232,004
U.S. Treasury Note	1.88	4-30-2014	54,000,000	54,227,505
U.S. Treasury Note	2.38	8-31-2014	126,000,000	127,584,556
U.S. Treasury Note	2.63	6-30-2014	53,000,000	53,531,573
U.S. Treasury Note ##	4.75	5-15-2014	399,000,000	404,066,150

Total Treasury Debt (Cost $1,013,897,403)				1,013,897,403

Total investments in securities
(Cost $42,964,213,436) *	101.34%	42,964,213,436
Other assets and liabilities, net	(1.34)	(569,477,111)

Total net assets	100.00%	$42,394,736,325

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

§	Security is subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

##	All or a portion of this security has been segregated for when-issued securities.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 4.50%, 4-20-2041 to 6-20-2042, fair value including accrued interest is $688,040,000.

(2)	U.S. government securities, 0.00% to 1.50%, 8-15-2014 to 11-15-2023, fair value including accrued interest is $123,930,002.

(3)	U.S. government securities, 0.25% to 1.75%, 12-15-2014 to 5-15-2022, fair value including accrued interest is $562,020,002.

(4)	U.S. government securities, 0.25% to 6.50%, 12-31-2015 to 12-1-2043, fair value including accrued interest is $51,392,397.

(5)	U.S. government securities, 0.00% to 0.28%, 2-3-2014 to 1-6-2015, fair value including accrued interest is $565,080,000.

(6)	U.S. government securities, 3.70% to 5.65%, 8-1-2037 to 7-20-2063, fair value including accrued interest is $73,954,001.

(7)	U.S. government securities, 0.00% to 5.00%, 2-3-2014 to 8-1-2043, fair value including accrued interest is $518,313,300.

(8)	U.S. government securities, 0.00%, 2-26-2014 to 4-3-2014, fair value is $56,101,856.

(9)	U.S. government securities, 0.63% to 2.25%, 7-15-2014 to 11-30-2017, fair value including accrued interest is $147,902,611.

(10)	U.S. government securities, 1.88% to 4.00%, 4-1-2036 to 12-1-2043, fair value including accrued interest is $103,000,001.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Heritage Money Market Fund	Statement of assets and liabilities—January 31, 2014

Assets
Investments in unaffiliated securities, at amortized cost	$42,964,213,436
Cash	16,475
Receivable for investments sold	30,700,050
Receivable for Fund shares sold	3,116,740
Receivable for interest	11,496,607
Prepaid expenses and other assets	93,765

Total assets	43,009,637,073

Liabilities
Dividends payable	815,724
Payable for investments purchased	607,999,347
Payable for Fund shares redeemed	88,696
Advisory fee payable	1,634,535
Due to other related parties	3,277,050
Accrued expenses and other liabilities	1,085,396

Total liabilities	614,900,748

Total net assets	$42,394,736,325

NET ASSETS CONSIST OF
Paid-in capital	$42,401,886,457
Overdistributed net investment income	(446,098)
Accumulated net realized losses on investments	(6,704,034)

Total net assets	$42,394,736,325

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$286,618,307
Shares outstanding – Administrator Class	286,608,507
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$10,473,476,458
Shares outstanding – Institutional Class	10,473,186,697
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$30,569,837,641
Shares outstanding – Select Class	30,568,903,705
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,064,803,919
Shares outstanding – Service Class	1,064,769,275
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2014	Wells Fargo Advantage Heritage Money Market Fund	25

Investment income
Interest	$85,002,008

Expenses
Advisory fee	39,707,362
Administration fees
Fund level	13,420,428
Administrator Class	296,929
Institutional Class	7,953,330
Select Class	11,306,821
Service Class	1,442,062
Shareholder servicing fees
Administrator Class	296,929
Service Class	2,938,403
Custody and accounting fees	1,901,247
Professional fees	62,947
Registration fees	88,946
Shareholder report expenses	108,181
Trustees’ fees and expenses	13,222
Other fees and expenses	346,220

Total expenses	79,883,027
Less: Fee waivers and/or expense reimbursements	(20,958,576)

Net expenses	58,924,451

Net investment income	26,077,557

Net realized gains on investments	695,648

Net increase in net assets resulting from operations	$26,773,205

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Heritage Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$26,077,557		$25,223,806
Net realized gains on investments		695,648		1,306,659

Net increase in net assets resulting from operations		26,773,205		26,530,465

Distributions to shareholders from
Net investment income
Administrator Class		(29,692)		(32,577)
Institutional Class		(2,073,691)		(4,337,852)
Select Class		(23,794,549)		(20,758,334)
Service Class		(120,171)		(81,585)

Total distributions to shareholders		(26,018,103)		(25,210,348)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Administrator Class	875,046,919	875,046,919	989,827,889	989,827,889
Institutional Class	58,503,818,508	58,503,818,508	48,965,708,419	48,965,708,419
Select Class	263,846,063,879	263,846,063,879	132,226,851,581	132,226,851,581
Service Class	25,066,086,609	25,066,086,609	3,247,868,458	3,247,868,458

		348,291,015,915		185,430,256,347

Reinvestment of distributions
Administrator Class	13,646	13,646	15,633	15,633
Institutional Class	554,260	554,260	1,072,541	1,072,541
Select Class	11,956,442	11,956,442	8,753,419	8,753,419
Service Class	17,666	17,666	16,749	16,749

		12,542,014		9,858,342

Payment for shares redeemed
Administrator Class	(866,989,035)	(866,989,035)	(1,085,698,056)	(1,085,698,056)
Institutional Class	(57,712,067,681)	(57,712,067,681)	(52,241,433,917)	(52,241,433,917)
Select Class	(260,642,978,643)	(260,642,978,643)	(120,235,972,167)	(120,235,972,167)
Service Class	(25,079,431,423)	(25,079,431,423)	(3,579,004,917)	(3,579,004,917)

		(344,301,466,782)		(177,142,109,057)

Net asset value of shares issued in acquisition
Institutional Class	1,865,706,267	1,865,692,888	0	0
Service Class	415,853,249	415,854,257	0	0

		2,281,547,145		0

Net increase in net assets resulting from capital share transactions		6,283,638,292		8,298,005,632

Total increase in net assets		6,284,393,394		8,299,325,749

Net assets
Beginning of period		36,110,342,931		27,811,017,182

End of period		$42,394,736,325		$36,110,342,931

Overdistributed net investment income		$(446,098)		$(505,552)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	27

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.03%	0.21%	2.19%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.37%	0.38%
Net expenses	0.20%	0.24%	0.24%	0.31%	0.33%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.03%	0.17%	2.09%
Supplemental data
Net assets, end of period (000s omitted)	$286,618	$278,541	$374,371	$694,823	$1,201,158	$918,595

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.05%	0.05%	0.13%	0.33%	2.32%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.25%	0.27%
Net expenses	0.19%	0.20%	0.20%	0.20%	0.21%	0.22%
Net investment income	0.02%	0.05%	0.05%	0.14%	0.31%	2.09%
Supplemental data
Net assets, end of period (000s omitted)	$10,473,476	$7,815,293	$11,089,557	$14,944,657	$7,795,659	$5,862,075

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	29

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SELECT CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.09%	0.12%	0.12%	0.19%	0.40%	2.40%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.20%	0.23%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.14%	0.15%
Net investment income	0.08%	0.12%	0.12%	0.21%	0.30%	2.14%
Supplemental data
Net assets, end of period (000s omitted)	$30,569,838	$27,354,255	$15,353,756	$26,630,573	$22,489,644	$6,066,768

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.51%	0.51%
Net expenses	0.20%	0.24%	0.24%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,064,804	$662,253	$993,333	$1,231,527

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Heritage Money Market Fund	31

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

32	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $6,704,034 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements	Wells Fargo Advantage Heritage Money Market Fund	33

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. ACQUISITION

After the close of business on March 1, 2013, the Fund acquired the net assets of Wells Fargo Advantage Prime Investment Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Institutional Class and Service Class shares of Wells Fargo Advantage Prime Investment Money Market Fund received Institutional Class and Service Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Prime Investment Money Market Fund for 2,281,559,516 shares of the Fund valued at $2,281,547,145 at an exchange ratio of 1.00 and 1.00 for Institutional Class and Service Class shares, respectively. The investment portfolio of Wells Fargo Advantage Prime Investment Money Market Fund with an amortized cost of $2,281,613,031 at March 1, 2013 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Prime Investment Money Market Fund and the Fund immediately prior to the acquisition were $2,281,547,145 and $36,688,932,750, respectively. The aggregate net assets of the Fund immediately after the acquisition were $38,970,479,895. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Prime Investment Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.

34	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements

Assuming the acquisition had been completed February 1, 2013, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended January 31, 2014 would have been:

Net investment income	$26,581,237
Net realized gains on investments	$708,519
Net increase in net assets resulting from operations	$27,289,756

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Prime Investment Money Market Fund that have been included in the Fund’s Statement of Operations since March 4, 2013.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $26,018,103 and $25,210,348 of ordinary income for the years ended January 31, 2014 and January 31, 2013, respectively.

As of January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Capital loss carryforward
$792,059	$(6,704,034)

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage Heritage Money Market Fund	35

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Heritage Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and each of the years in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Heritage Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

36	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

TAX INFORMATION

For the fiscal year ended January 31, 2014, $16,273,209 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2014, 2.08% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	37

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

38	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Heritage Money Market Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLP	— Chilean peso
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222979 03-14 A304/AR304 1-14

Wells Fargo Advantage Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

The 12-month period that ended January 31, 2014, seemed like a case of déjà vu all over again. As with the prior fiscal year, the immediate focus was on the crisis management efforts of the European Union, the European Central Bank (ECB), and the International Monetary Fund. This time, they bailed out Cyprus to support its economy and its banking system, which had been weakened, in part, by default-related impairment of their sizeable investments in Greece and Greek sovereign debt. The resolution of this crisis, however, sent shivers through the worldwide financial community because the terms of the ECB bailout required uninsured, meaning large, depositors to take a haircut, or loss, on their deposits of 47.5%. Unlike previous eurozone shocks, Cyprus’ relatively small size meant the effects of its crisis on prime money market instruments were limited, both in terms of market volatility and duration of the turmoil. However, the implications of the depositors’ haircut for future financial investments spurred a multinational debate about the appropriate breadth and limits of central bank powers.

At midyear, the Federal Reserve (Fed) gave the market a bit of a jolt when it announced it was “prepared to increase or reduce the pace of its asset purchases to maintain appropriate policy accommodation as the outlook for the labor market or inflation changes.” While the Fed reiterated its commitment to monetary accommodation and pledged to keep short-term rates very low for a very long time, the investment community interpreted the Fed’s statement as indicating that the Fed was going to start reducing its securities purchases, and it was simply a question of when. The Fed answered in December 2013, announcing it would reduce its securities purchases in January 2014 by $10 billion per month.

Though the Fed was still pumping money into the system, many participants incorrectly interpreted this as the beginning of the tightening cycle and longer-term rates rose and became more volatile. Short-term rates, however, remained anchored at their lows. In the face of dwindling supply and steady demand, the benchmark 3-month London Interbank Offered Rate (LIBOR) declined from 0.30% at the beginning of the period to 0.24% at the end of the period. In addition, credit spreads continued to grind tighter as market fears about the state of the world’s economies eased.

On the regulatory front, the Securities and Exchange Commission (SEC) released its long-anticipated proposal to revise regulations governing money market funds in early June. Clocking in at more than 239,000 words—longer than the entire book Moby Dick—this 698-page proposal contained 476 pages of discussion, outlined many issues needing clarification, and represented a thoughtful approach to understanding the effects of any revisions. Though the comment period on the proposal officially ended September 16, 2013, comments have continued to pour in. By the end of January 2014, the SEC had received 227 letters from concerned individuals, corporations, professional associations, and government officials at both the federal and state levels; received form letters from 1,227 individuals or entities; and participated in 64 meetings with industry professionals and associations. This proposal had little noticeable effect on the markets or fund investors, with participants waiting to see the final rule, the types of funds it would affect, and the implementation schedule.

And finally, turning to the government, we again faced a debt ceiling debate in Congress that occupied the markets during the last quarter of the year. An eleventh-hour agreement between the U.S. House of Representatives and the U.S. Senate averted government funding difficulties and avoided a default on U.S. debt. The level of political rancor and market volatility, however, far exceeded the amount we faced in previous years’ episodes. During the reporting period, we were mindful of the upcoming expiration on February 7, 2014, of the temporary suspension of the debt ceiling, which had the potential to create some dislocation in the government markets. One important outcome of the December agreement was the divorce between the budget, which the Congress passed in January, and the debt ceiling; because they are now delinked, we were hopeful the budget’s removal as a bargaining chip would help resolve the situation more smoothly and peacefully than the last round. Since the reporting period ended, the debt ceiling limit has been suspended until March 2015.

Money market overview	Wells Fargo Advantage Money Market Fund	5

Strategic outlook

The upcoming fiscal year contains many uncertainties for money market funds and the money market industry. The SEC’s proposal to amend Rule 2a-7 will likely garner a lot of attention. We also believe the Fed is likely to continue tapering its asset-purchase program. In our opinion, we feel that this will have little effect on short- term rates in the short run. If history is our guide, we believe it is likely that long-term rates will rise before short-term rates do. The Fed appears committed to keeping short-term rates low for a longer period of time than either economic measures would indicate or market participants may expect; we believe any tendency for rates to increase will likely be offset by downward pressure on yields from an increase in demand for money market instruments amid a decreasing supply of money market investments. In light of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives. Our aim is to continue to assess the possibilities and developments in the markets, analyze their risks and rewards, and construct money market fund portfolios that will be resilient in the face of these challenges.

6	Wells Fargo Advantage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of January 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	0.01	0.02	1.45	0.80	0.70
Class B*	7-1-1992	(4.99)	(0.39)	1.09	0.01	0.01	1.09	1.55	1.45
Class C	6-30-2010	(0.99)	0.01	1.09	0.01	0.01	1.09	1.55	1.45
Daily Class	6-30-2010	–	–	–	0.01	0.02	1.45	1.05	1.00
Investor Class (WMMXX)	4-8-2005	–	–	–	0.01	0.03	1.49	0.83	0.65
Service Class (WMOXX)	6-30-2010	–	–	–	0.01	0.03	1.49	0.70	0.50
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Fund yield summary[3] (%) as of January 31, 2014	Class A	Class B	Class C	Daily Class	Investor Class	Service Class
7-day current yield	0.01	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Class A shares, Daily Class shares, Investor Class, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 5.00%. For Class C shares, the maximum CDSC is 1.00%. Performance including sales charge assumes the sale charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Money Market Fund	7

Portfolio composition[4] as of January 31, 2014

Effective maturity distribution[5] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
30 days

Weighted average final maturity[7] as of January 31, 2014
50 days

1.	Historical performance shown for Service Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for Daily Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to reflect the higher expenses applicable to Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.64)%, (1.39)%, (1.39)%, (0.67)%, (0.54)%, and (0.89)% for Class A, Class B, Class C, Investor Class, Service Class, and Daily Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Class B
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Class C
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Daily Class
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Investor Class
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%
Service Class
Actual	$1,000.00	$1,000.05	$1.01	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02	0.20%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	9

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/moneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Certificates of Deposit: 30.64%
Abbey National Treasury Services plc	0.10%	2-3-2014	$45,000,000	$45,000,000	1.19%
Abbey National Treasury Services plc %%±§	0.31	3-4-2015	15,000,000	15,000,000	0.40
Bank of Montreal	0.14-0.18	2-10-2014 to 3-11-2014	26,000,000	25,999,969	0.68
Bank of Montreal	0.17	3-5-2014	15,000,000	15,000,000	0.40
Bank of Montreal	0.17	4-2-2014	20,000,000	20,000,000	0.53
Bank of Nova Scotia	0.16-0.19	2-20-2014 to 3-31-2014	18,000,000	17,999,875	0.47
Bank of Nova Scotia	0.19	5-6-2014	15,000,000	15,000,000	0.40
Bank of Nova Scotia	0.20	4-17-2014	20,000,000	20,000,000	0.53
Bank of Nova Scotia %% ±	0.25	3-4-2015	15,000,000	15,000,000	0.40
BNP Paribas SA	0.22	2-5-2014	16,000,000	16,000,000	0.42
China Construction Bank Corporation	0.25	2-4-2014	22,000,000	22,000,000	0.58
China Construction Bank Corporation ±§	0.41	3-25-2015	26,000,000	26,000,000	0.69
Credit Agricole Corporate and Investment Banking	0.10	2-3-2014	48,000,000	48,000,000	1.27
Credit Industriel & Commercial (New York)	0.10	2-3-2014	35,000,000	35,000,000	0.92
Credit Industriel & Commercial (New York)	0.14	2-7-2014	25,000,000	25,000,000	0.66
Credit Suisse (New York)	0.20	3-6-2014	15,000,000	15,000,516	0.40
Credit Suisse (New York)	0.27	2-7-2014	35,000,000	35,000,271	0.92
DBS Bank Limited	0.16	2-3-2014	60,000,000	60,000,000	1.58
DG Bank (New York)	0.16	3-6-2014	15,000,000	15,000,000	0.40
DNB Nor Bank ASA	0.07	2-3-2014	52,000,000	52,000,000	1.37
Mitsubishi UFJ Trust & Banking Corporation	0.20	2-12-2014 to 4-16-2014	17,000,000	17,000,000	0.45
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-21-2014	15,000,000	15,000,000	0.40
Mitsubishi UFJ Trust & Banking Corporation	0.21	4-2-2014	20,000,000	20,000,000	0.53
Mitsubishi UFJ Trust & Banking Corporation	0.22	2-14-2014	15,000,000	15,000,000	0.40
Mizuho Bank Limited	0.22	2-18-2014	23,000,000	23,000,575	0.61
National Bank of Kuwait	0.13	2-3-2014	18,000,000	18,000,000	0.48
Nordea Bank plc	0.18	3-24-2014	10,000,000	10,000,000	0.26
Norinchukin Bank	0.15	2-10-2014	15,000,000	15,000,058	0.40
Norinchukin Bank	0.21-0.22	2-10-2014 to 5-2-2014	61,000,000	60,999,938	1.60
Norinchukin Bank	0.21	3-11-2014	17,000,000	17,000,000	0.45
Oversea-Chinese Banking Corporation	0.16	2-3-2014	50,000,000	50,000,000	1.32
Royal Bank of Canada ±	0.26	10-17-2014	18,000,000	18,000,000	0.48
Societe Generale	0.11	2-3-2014	26,000,000	26,000,000	0.69
Societe Generale ±	0.28	10-31-2014	15,000,000	15,000,000	0.40
Societe Generale	0.36-0.37	5-14-2014 to 9-12-2014	25,500,000	25,500,000	0.67
Standard Chartered Bank	0.22	5-28-2014	15,000,000	15,000,000	0.40
Standard Chartered Bank	0.23	6-3-2014 to 6-18-2014	26,000,000	26,000,000	0.68
Sumitomo Mitsui Banking Corporation ±	0.21	3-19-2014	15,000,000	15,000,000	0.40
Sumitomo Mitsui Banking Corporation	0.21-0.26	2-7-2014 to 4-16-2014	44,000,000	44,000,365	1.15
Sumitomo Mitsui Banking Corporation	0.21	2-19-2014	16,000,000	16,000,000	0.42
Toronto-Dominion Bank	0.15-0.22	2-24-2014 to 12-19-2014	23,000,000	23,000,000	0.60
Toronto-Dominion Bank	0.17	2-6-2014	20,000,000	20,000,000	0.53
Toronto-Dominion Bank	0.17	2-12-2014	18,000,000	18,000,000	0.48

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Certificates of Deposit (continued)
Toronto-Dominion Bank	0.23%	3-6-2014	$15,000,000	$15,000,000	0.40%
Westpac Banking Corporation ±	0.27	2-18-2015	15,000,000	15,000,000	0.40
Other securities				70,004,456	1.83

Total Certificates of Deposit (Cost $1,160,506,023)				1,160,506,023	30.64

Commercial Paper: 48.65%

Asset-Backed Commercial Paper: 21.46%
Alpine Securitization Corporation 144A(z)	0.14	2-18-2014	20,000,000	19,998,833	0.53
Concord Minutemen Capital Company 144A(z)	0.21-0.23	2-4-2014 to 4-21-2014	40,000,000	39,991,736	1.05
Crown Point Capital Company 144A(z)	0.10-0.23	2-3-2014 to 4-21-2014	51,000,000	50,988,335	1.34
Gotham Funding Corporation 144A(z)	0.18-0.20	2-3-2014 to 4-1-2014	76,000,000	75,992,677	1.99
Kells Funding LLC 144A±	0.19-0.24	2-18-2014 to 12-11-2014	27,000,000	26,999,707	0.71
Kells Funding LLC 144A±	0.22	12-12-2014	15,000,000	15,000,000	0.40
Kells Funding LLC 144A±	0.24	10-28-2014	20,000,000	19,998,300	0.53
Lexington Parker Capital Company LLC 144A(z)	0.21-0.23	2-20-2014 to 3-18-2014	46,000,000	45,990,890	1.22
Liberty Street Funding LLC 144A(z)	0.14-0.19	2-14-2014 to 5-1-2014	43,000,000	42,989,448	1.15
LMA Americas LLC 144A(z)	0.22-0.27	2-14-2014 to 4-7-2014	28,000,000	27,992,344	0.74
LMA Americas LLC 144A(z)	0.26	4-2-2014	17,000,000	16,992,831	0.45
Regency Markets No.1 LLC 144A(z)	0.14	2-14-2014 to 2-19-2014	17,000,000	16,999,148	0.45
Regency Markets No.1 LLC 144A(z)	0.14	2-20-2014	35,000,000	34,997,686	0.92
Victory Receivables 144A(z)	0.16-0.19	2-5-2014 to 3-25-2014	59,000,000	58,992,051	1.55
Victory Receivables 144A(z)	0.18	3-10-2014	21,000,000	20,996,325	0.55
Other securities				297,973,453	7.88

				812,893,764	21.46

Financial Company Commercial Paper: 22.57%
BPCE 144A(z)	0.26	2-4-2014	17,000,000	16,999,877	0.45
Caisse Centrale Desjardins du Quebec 144A	0.15-0.26	2-25-2014 to 10-23-2014	84,000,000	83,981,495	2.23
Fortis Funding LLC 144A(z)	0.10-0.22	2-3-2014 to 2-13-2014	38,000,000	37,998,830	1.00
JPMorgan Securities Incorporated 144A ±	0.34	9-10-2014	15,000,000	15,000,000	0.40
Lloyds Bank plc (z)	0.06	2-3-2014	39,000,000	39,000,000	1.03
Macquarie Bank Limited 144A(z)	0.19-0.20	2-4-2014 to 3-28-2014	52,000,000	51,994,521	1.36
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17-0.17	2-7-2014 to 3-19-2014	23,000,000	22,996,325	0.61
Natexis Banques Populaire (z)	0.25	2-5-2014	27,000,000	26,999,625	0.71
Nederlandse Waterschapsbank NV 144A±	0.20-0.25	2-18-2014 to 12-23-2014	24,000,000	24,001,170	0.62
Nederlandse Waterschapsbank NV 144A±	0.24	10-29-2014	15,000,000	15,000,000	0.40
Nordea Bank AB 144A(z)	0.18-0.20	3-25-2014 to 4-17-2014	27,000,000	26,991,144	0.71
Nordea Bank AB 144A(z)	0.18	4-4-2014	21,000,000	20,993,700	0.55
Nordea Bank AB 144A(z)	0.26	2-3-2014	19,000,000	19,000,000	0.50
NV Bank Nederlandse Gemeenten 144A(z)	0.17	3-17-2014	17,000,000	16,996,628	0.45
Oversea-Chinese Banking Corporation (z)	0.25	3-3-2014	22,000,000	21,995,807	0.58
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	3-4-2014	10,000,000	9,998,308	0.26
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-5-2014 to 2-28-2014	45,000,000	44,997,025	1.20
United Overseas Bank Limited 144A(z)	0.18-0.24	2-13-2014 to 7-10-2014	75,000,000	74,967,018	1.99
Westpac Banking Corporation 144A±	0.24	8-1-2014	20,000,000	20,000,920	0.53
Other securities				264,747,209	6.99

				854,659,602	22.57

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	11

Security name	Interestrate	Maturity date	Principal	Value	Percent of net assets

Other Commercial Paper: 4.62%
Caisse Des Depots et Consignations 144A(z)	0.17%	4-28-2014	$18,000,000	$17,992,801	0.48%
Caisse Des Depots et Consignations 144A(z)	0.17	3-4-2014	16,000,000	15,997,809	0.42
Caisse Des Depots et Consignations 144A(z)	0.17-0.18	3-10-2014 to 4-16-2014	24,000,000	23,993,878	0.64
CNPC Finance (z)	0.34-0.38	2-7-2014 to 3-3-2014	41,000,000	40,993,202	1.07
Toyota Motor Credit Corporation ±	0.20	6-9-2014	15,000,000	15,000,000	0.40
Other securities				60,996,061	1.61

				174,973,751	4.62

Total Commercial Paper (Cost $1,842,527,117)				1,842,527,117	48.65

Government Agency Debt: 0.29%
Other securities				11,000,000	0.29

Municipal Obligations: 7.35%

Alabama: 0.26%

Variable Rate Demand Notes ø: 0.26%
Other securities				10,000,000	0.26%

California: 0.60%

Other Municipal Debt: 0.42%
Other securities				16,000,000	0.42

Variable Rate Demand Notes ø: 0.18%
Other securities				6,840,000	0.18

Colorado: 0.66%

Variable Rate Demand Notes ø: 0.66%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.08	5-1-2050	15,155,000	15,155,000	0.40
Other securities				10,000,000	0.26

				25,155,000	0.66

Connecticut: 0.13%

Variable Rate Demand Notes ø: 0.13%
Other securities				5,000,000	0.13

Delaware: 0.80%

Variable Rate Demand Notes ø: 0.80%
Puttable Floating Option Taxable Notes Series TNP-1007 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.38	7-15-2014	30,220,000	30,220,000	0.80

Georgia: 0.21%

Other Municipal Debt: 0.08%
Other securities				3,000,000	0.08

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø: 0.13%
Other securities				$5,130,000	0.13%

Illinois: 0.05%

Variable Rate Demand Notes ø: 0.05%
Other securities				2,000,000	0.05

Iowa: 0.37%

Variable Rate Demand Notes ø: 0.37%
Other securities				13,815,000	0.37

Maryland: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				6,460,000	0.17

Massachusetts: 0.06%

Variable Rate Demand Notes ø: 0.06%
Other securities				2,185,000	0.06

Michigan: 0.80%

Variable Rate Demand Notes ø: 0.80%
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45%	10-1-2046	$15,395,000	15,395,000	0.41
Other securities				15,000,000	0.39

				30,395,000	0.80

Nevada: 0.26%

Variable Rate Demand Notes ø: 0.26%
Other securities				9,740,000	0.26

New York: 0.40%

Variable Rate Demand Notes ø: 0.40%
Puttable Floating Option Taxable Notes (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.41-0.45	7-27-2014 to 11-1-2039	13,060,000	13,060,000	0.34
Other securities				2,075,000	0.06

				15,135,000	0.40

North Carolina: 0.08%

Variable Rate Demand Notes ø: 0.08%
Other securities				2,880,000	0.08

Ohio: 0.71%

Variable Rate Demand Notes ø: 0.71%
Other securities				26,894,000	0.71

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oregon: 0.13%

Variable Rate Demand Notes ø: 0.13%
Other securities				$5,000,000	0.13%

South Carolina: 0.11%

Other Municipal Debt: 0.11%
Other securities				4,000,000	0.11

Tennessee: 0.11%

Other Municipal Debt: 0.06%
Other securities				2,000,000	0.06

Variable Rate Demand Notes ø: 0.05%
Other securities				2,000,000	0.05

Texas: 0.80%

Variable Rate Demand Notes ø: 0.80%
Other securities				30,467,037	0.80

Utah: 0.05%

Variable Rate Demand Notes ø: 0.05%
Other securities				1,896,000	0.05

Washington: 0.18%

Other Municipal Debt: 0.05%
Other securities				2,000,000	0.05

Variable Rate Demand Notes ø: 0.13%
Other securities				4,650,000	0.13

West Virginia: 0.05%

Variable Rate Demand Notes ø: 0.05%
Other securities				1,880,000	0.05

Wisconsin: 0.36%

Variable Rate Demand Notes ø: 0.36%
Other securities				13,765,000	0.36

Total Municipal Obligations (Cost $278,507,037)				278,507,037	7.35

Other Instruments: 2.99%
Bank of America NA Short Term Bank Note	0.21%	2-13-2014	$30,000,000	30,000,000	0.79
Citibank NA Short Term Bank Note	0.18	2-3-2014	20,000,000	20,000,000	0.53
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank Pooled Bank Deposit Product	0.21	2-3-2014	33,000,157	33,000,157	0.87
Societe Generale Floating Rate Note 144A±	1.29	4-11-2014	2,000,000	2,003,492	0.05
Other securities				28,107,589	0.75

Total Other Instruments (Cost $113,111,238)				113,111,238	2.99

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other Notes: 1.60%

Corporate Bonds and Notes: 1.60%
Bank of Nova Scotia ±§	0.25%	12-17-2014	$15,000,000	$15,000,000	0.40%
Nederlandse Waterschapsbank NV 144A±	0.29	10-27-2014	14,000,000	14,003,234	0.37
Other securities				31,550,228	0.83

Total Other Notes (Cost $60,553,462)				60,553,462	1.60

Repurchase Agreements ^^: 7.08%
Bank of America Corporation, dated 1-31-2014, maturity value $67,300,433 (1)	0.03	2-3-2014	67,300,265	67,300,265	1.78
Credit Agricole, dated 1-31-2014, maturity value $64,000,213 (2)	0.04	2-3-2014	64,000,000	64,000,000	1.69
Goldman Sachs & Company, dated 1-2-2014, maturity value $46,011,692 (3)(i)±§¢	0.15	3-4-2014	46,000,000	46,000,000	1.21
GX Clarke & Company, dated 1-31-2014, maturity value $15,000,188 (4)	0.15	2-3-2014	15,000,000	15,000,000	0.40
JPMorgan Securities, dated 1-2-2014, maturity value $5,000,578 (5)±§¢	0.13	2-3-2014	5,000,000	5,000,000	0.13
JPMorgan Securities, dated 1-2-2014, maturity value $54,027,840 (6)(i)±§¢	0.29	3-7-2014	54,000,000	54,000,000	1.42
JPMorgan Securities, dated 1-31-2014, maturity value $17,000,071 (7)	0.05	2-3-2014	17,000,000	17,000,000	0.45

Total Repurchase Agreements (Cost $268,300,265)				268,300,265	7.08

Treasury Debt : 2.61%
U.S. Treasury Note	0.25-2.63	3-15-2014 to 8-31-2014	58,000,000	58,270,559	1.54
U.S. Treasury Note ##	4.75	5-15-2014	40,000,000	40,507,882	1.07

Total Treasury Debt (Cost $98,778,441)				98,778,441	2.61

Total investments in securities (Cost $3,833,283,583)*				3,833,283,583	101.21
Other assets and liabilities, net				(45,834,449)	(1.21)

Total net assets				$3,787,449,134	100.00%

%%	Security issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	Security is subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(i)	Illiquid security for which the designation as illiquid is unaudited

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 4.50%, 4-20-2041 to 6-20-2042, fair value including accrued interest is $69,319,273.

(2)	U.S. government securities, 0.25% to 1.75%, 12-15-2014 to 5-15-2022, fair value including accrued interest is $65,280,000.

(3)	U.S. government securities, 0.00% to 0.28%, 2-3-2014 to 1-6-2015, fair value including accrued interest is $46,920,000.

(4)	U.S. government securities, 0.00% to 11.25%, 2-15-2014 to 11-15-2043, fair value including accrued interest is $15,300,005.

(5)	U.S. government securities, 0.00%, 2-26-2014 to 4-3-2014, fair value is $5,100,169.

(6)	U.S. government securities, 0.00% to 5.00%, 2-3-2014 to 8-1-2043, fair value including accrued interest is $55,314,068.

(7)	U.S. government securities, 0.63% to 2.25%, 7-15-2014 to 11-30-2017, fair value including accrued interest is $17,340,306.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

##	All or a portion of this security has been segregated for when-issued securities.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014	Wells Fargo Advantage Money Market Fund	15

Assets
Investments in unaffiliated securities, at amortized cost	$3,833,283,583
Receivable for investments sold	40,000
Receivable for Fund shares sold	3,271,453
Receivable for interest	1,167,849
Receivable from adviser	1,562,553
Prepaid expenses and other assets	146,456

Total assets	3,839,471,894

Liabilities
Dividends payable	58,863
Payable for investments purchased	38,999,965
Payable for Fund shares redeemed	10,123,852
Due to custodian bank	17,397
Distribution fees payable	331,981
Due to other related parties	908,688
Accrued expenses and other liabilities	1,582,014

Total liabilities	52,022,760

Total net assets	$3,787,449,134

NET ASSETS CONSIST OF
Paid-in capital	$3,791,784,809
Overdistributed net investment income	(440,715)
Accumulated net realized losses on investments	(3,894,960)

Total net assets	$3,787,449,134

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,468,645,350
Shares outstanding – Class A	1,468,547,983
Net asset value per share – Class A	$1.00
Net assets – Class B	$7,966,129
Shares outstanding – Class B	7,965,509
Net asset value per share – Class B	$1.00
Net assets – Class C	$16,269,684
Shares outstanding – Class C	16,268,672
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,428,617,864
Shares outstanding – Daily Class	1,428,531,115
Net asset value per share – Daily Class	$1.00
Net assets – Investor Class	$531,291,118
Shares outstanding – Investor Class	531,256,330
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$334,658,989
Shares outstanding – Service Class	334,636,807
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Money Market Fund	Statement of operations—year ended January 31, 2014

Investment income
Interest	$9,001,673

Expenses
Advisory fee	11,012,385
Administration fees
Fund level	1,956,548
Class A	3,603,610
Class B	23,660
Class C	34,810
Daily Class	2,835,131
Investor Class	1,456,623
Service Class	452,603
Shareholder servicing fees
Class A	4,095,012
Class B	16,126
Class C	39,556
Daily Class	3,221,740
Investor Class	1,432,381
Service Class	942,491
Distribution fees
Class B	80,658
Class C	118,669
Daily Class	3,221,740
Custody and accounting fees	253,857
Professional fees	34,909
Registration fees	121,246
Shareholder report expenses	336,458
Trustees’ fees and expenses	7,968
Other fees and expenses	59,987

Total expenses	35,358,168
Less: Fee waivers and/or expense reimbursements	(26,789,661)

Net expenses	8,568,507

Net investment income	433,166

Net realized gains on investments	179,715

Net increase in net assets resulting from operations	$612,881

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Money Market Fund	17

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$433,166		$523,121
Net realized gains on investments		179,715		292,676

Net increase in net assets resulting from operations		612,881		815,797

Distributions to shareholders from
Net investment income
Class A		(163,796)		(261,938)
Class B		(1,075)		(22,957)
Class C		(1,582)		(1,589)
Daily Class		(128,867)		(127,311)
Investor Class		(58,263)		(64,269)
Service Class		(37,716)		(45,057)

Total distributions to shareholders		(391,299)		(523,121)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,607,144,153	1,607,144,153	3,088,275,827	3,088,275,827
Class B	921,303	921,303	246,345,412	246,345,412
Class C	14,212,502	14,212,502	9,011,251	9,011,251
Daily Class	5,778,495,108	5,778,495,108	3,818,056,122	3,818,056,122
Investor Class	230,037,009	230,037,009	406,140,406	406,140,406
Service Class	2,935,717,291	2,935,717,291	2,686,456,886	2,686,456,886

		10,566,527,366		10,254,285,904

Reinvestment of distributions
Class A	156,299	156,299	254,479	254,479
Class B	1,031	1,031	22,847	22,847
Class C	1,492	1,492	1,487	1,487
Daily Class	75,933	75,933	77,252	77,252
Investor Class	47,360	47,360	52,787	52,787
Service Class	5,036	5,036	4,606	4,606

		287,151		413,458

Payment for shares redeemed
Class A	(2,179,460,849)	(2,179,460,849)	(4,157,999,375)	(4,157,999,375)
Class B	(7,319,177)	(7,319,177)	(632,698,536)	(632,698,536)
Class C	(12,435,805)	(12,435,805)	(13,433,112)	(13,433,112)
Daily Class	(5,620,204,945)	(5,620,204,945)	(4,112,855,643)	(4,112,855,643)
Investor Class	(340,142,443)	(340,142,443)	(395,582,592)	(395,582,592)
Service Class	(2,999,243,764)	(2,999,243,764)	(2,761,083,376)	(2,761,083,376)

		(11,158,806,983)		(12,073,652,634)

Net decrease in net assets resulting from capital share transactions		(591,992,466)		(1,818,953,272)

Total decrease in net assets		(591,770,884)		(1,818,660,596)

Net assets
Beginning of period		4,379,220,018		6,197,880,614

End of period		$3,787,449,134		$4,379,220,018

Overdistributed net investment income		$(440,715)		$(482,582)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
CLASS A	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.04%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.80%	0.80%	0.79%	0.88%	0.83%
Net expenses	0.22%	0.25%	0.26%	0.35%	0.58%	0.79%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.05%	1.75%
Supplemental data
Net assets, end of period (000s omitted)	$1,468,645	$2,040,718	$3,110,020	$4,908,741	$5,218,601	$8,894,795

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	19

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
CLASS B	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	1.03%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.55%	1.55%	1.56%	1.62%	1.58%
Net expenses	0.22%	0.24%	0.26%	0.35%	0.62%	1.49%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	1.04%
Supplemental data
Net assets, end of period (000s omitted)	$7,966	$14,362	$400,677	$542,695	$628,445	$1,238,714

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
CLASS C	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.55%	1.51%	1.52%
Net expenses	0.22%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$16,270	$14,491	$18,910	$19,984

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31
DAILY CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.05%	1.06%	1.04%
Net expenses	0.22%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,428,618	$1,270,171	$1,564,827	$2,097,990

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
INVESTOR CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.08%	1.85%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.83%	0.84%	0.84%	0.92%	0.90%
Net expenses	0.22%	0.25%	0.26%	0.35%	0.52%	0.68%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.08%	1.82%
Supplemental data
Net assets, end of period (000s omitted)	$531,291	$641,318	$630,684	$668,894	$731,932	$921,649

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.70%	0.71%	0.69%
Net expenses	0.22%	0.25%	0.26%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$334,659	$398,160	$472,761	$576,714

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements	Wells Fargo Advantage Money Market Fund	25

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,893,035 with $3,484,749 expiring in 2017 and $408,286 expiring in 2019.

As of January 31, 2014, the Fund had $1,920 of current year deferred post-October capital losses, which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

26	Wells Fargo Advantage Money Market Fund	Notes to financial statements

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.28% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares, 1.00% for Daily Class shares, 0.65% for Investor Class shares, and 0.50% for Service Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Daily Class shares.

For the year ended January 31, 2014, Wells Fargo Funds Distributor, LLC received $1,755 and $100 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $391,299 and $532,121 of ordinary income for the years ended January 31, 2014 and January 31, 2013, respectively.

Notes to financial statements	Wells Fargo Advantage Money Market Fund	27

As of January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Post-October capital losses deferred	Capital loss carryforward
$34,576	$(1,920)	$(3,893,035)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Advantage Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and summary portfolio of investments, of the Wells Fargo Advantage Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and each of the years in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	29

TAX INFORMATION

For the fiscal year ended January 31, 2014, $227,754 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2014, 2.21% of the dividends distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean Peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222980 03-14 A306/AR306 1-14

Wells Fargo Advantage

Municipal Cash Management Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Municipal Cash Management Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

During the 12-month period that ended January 31, 2014, the municipal money market space continued to experience the effect of the Federal Reserve’s (Fed’s) accommodative interest-rate policy, which has kept yields at depressed levels for the past few years. Supply constraints were a challenge because many issuers continued to adjust their debt profiles in favor of longer-term securities at the expense of the types of short-term variable-rate structures preferred by money market investors. Many issuers have also remained reluctant to add new debt despite slowly improving economic conditions, and municipalities have generally maintained a fiscally conservative approach in restoring spending on social services, education, and infrastructure projects in the postrecession environment. The continuation of these fiscal austerity policies resulted in less net supply in the municipal sector overall and particularly in municipal money market eligible securities, such as variable-rate demand notes (VRDNs), commercial paper, and notes. Additionally, uncertainty surrounding the implementation of regulatory policies, such as the Volcker Rule and the Basel III liquidity coverage ratio, continued to weigh on the municipal money market sector during the period.

While new issue supply remained light, demand for overnight and weekly puttable securities, such as VRDNs and tender option bonds (TOBs), remained consistently strong. VRDNs and TOBs were attractive to both traditional and nontraditional municipal money market investors for their liquidity features despite the persistent low rates throughout the period. Yields in the municipal money markets remained under pressure, and taxable-equivalent yields also were stubbornly low. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1, an index of seven-day VRDNs, averaged 0.09% during the 12-month period, down from an average of 0.17% the previous period. Rates on these securities tracked the typical seasonal demand pattern, beginning the period at 0.10% and peaking at 0.23% on April 17, 2013. When tax-season-related outflows abated, the SIFMA index began a slow and steady drop to the low single digits for the greater part of the period, setting a record low of 0.03% on January 8, 2014.

In the fixed-rate space, yields on commercial paper with maturities between 30 and 90 days tracked a few basis points lower on average throughout the period in sympathy with rates on daily and weekly floaters. Yields on 30-day and 60-day high-grade commercial paper joined variable rates in the single-digit yields, dropping to the 0.08% to 0.09% range by the end of the 12-month period from the 0.11% to 0.12% range the previous period. Because of the significant improvement in state and municipal balance sheets during the period, the level of cash flow note borrowing during the period dropped roughly 13% to $53 billion from $61 billion the previous period. The large drop in issuance was mostly due to large reductions in note sizes from traditional borrowers such as California and Texas, whose cash-flow needs dropped 45% and 27%, respectively, from the previous period. While this is welcome news from a credit perspective, it resulted in less supply for municipal money market investors. Accordingly, yields on one-year high-grade notes dropped from roughly 0.20% at the beginning of the period to 0.17% by the end of the period.

During the period, we maintained an emphasis on overall portfolio liquidity and principal stability in our portfolios in recognition of the persistently low absolute-yield environment. As such, we relied on VRDNs and TOBs with daily and weekly tenders in an attempt to maintain a lower-than-peer weighted average maturity. Despite the growing popularity of longer-dated structures, such as callable commercial paper and floating-rate notes, we preferred traditional high-grade fixed-rate notes, commercial paper, and pre-refunded bonds as a means for strategically extending the maturity profiles of our funds.

Strategic outlook

Based on forward guidance provided by the Fed, we anticipate that yields in the money market space will remain extraordinarily low for the near future despite the expected tapering of the Fed’s asset-purchase program throughout the year. Additionally, we believe uncertainty surrounding regulatory and fiscal policy will continue to weigh on the markets, thereby affecting the absolute level of interest rates and supply. We continue to believe that our portfolio strategy, with its emphasis on capital preservation and portfolio liquidity, will provide the necessary flexibility to meet the Fund’s objectives.

1.	The SIFMA Municipal Swap Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

This page is intentionally left blank.

6	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

David D. Sylvester

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.04	0.13	1.36	0.36	0.30
Institutional Class (EMMXX)	11-20-1996	0.04	0.16	1.37	0.24	0.20
Service Class (EISXX)	11-25-1996	0.04	0.07	1.20	0.53	0.45

Fund yield summary[3] (%) as of January 31, 2014	Administrator Class	Institutional Class	Service Class
7-day current yield	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	7

Revenue source distribution[4] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
25 days

Weighted average final maturity[7] as of January 31, 2014
25 days

Effective maturity distribution[5] as of January 31, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.23)%, (0.11)%, and (0.40)% for Administrator Class, Institutional Class, and Service Class, respectively.

4.	Revenue source distribution is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.31	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Institutional Class
Actual	$1,000.00	$1,000.31	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.31	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.16%

Alabama: 0.35%

Variable Rate Demand Note ø: 0.35%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.19%	8-1-2041	$4,500,000	$4,500,000

Alaska: 1.36%

Variable Rate Demand Note ø: 1.36%
Alaska Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.06	12-1-2043	17,435,000	17,435,000

Arizona: 0.85%

Other Municipal Debt: 0.56%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue)	1.50	5-7-2014	3,100,000	3,110,459
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	1.50	5-21-2014	4,100,000	4,115,808

				7,226,267

Variable Rate Demand Note ø: 0.29%
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.16	8-1-2022	3,700,000	3,700,000

Arkansas: 0.02%

Variable Rate Demand Note ø: 0.02%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.36	3-1-2014	300,000	300,000

California: 8.90%

Other Municipal Debt: 2.34%
California RAN Series 2013 A-1 (Miscellaneous Revenue)	2.00	5-28-2014	5,600,000	5,631,413
California RAN Series 2013 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	9,300,000	9,363,008
California Series 2011 A-2 (GO)	0.10	3-6-2014	3,700,000	3,700,000
Los Angeles County CA Series B (Miscellaneous Revenue)	0.08	2-5-2014	2,000,000	2,000,000
Los Angeles County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	2.00	2-28-2014	2,600,000	2,603,250
Santa Clara County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	1.25	6-30-2014	6,700,000	6,728,921

				30,026,592

Variable Rate Demand Notes ø: 6.56%
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC LIQ)	0.04	4-1-2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-15-2035	1,100,000	1,100,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.08	3-15-2033	3,580,000	3,580,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.04	11-1-2040	8,600,000	8,600,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2034	1,925,000	1,925,000
California State Kindergarten Series B-2 (GO, Citibank NA LOC)	0.04	5-1-2034	13,200,000	13,200,000
California Statewide CDA PCR Chevron USA Incorporated Project (Resource Recovery Revenue)	0.03	5-15-2024	2,900,000	2,900,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California University Revenue Class A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.05%	11-1-2035	$22,000,000	$22,000,000
Foothill CA Eastern Transportation Corridor Agency Toll Road Revenue Bonds Series 1999 (Transportation Revenue)	5.75	1-15-2040	4,900,000	4,900,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2024	3,625,000	3,625,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2033	2,000,000	2,000,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.08	5-16-2015	6,620,000	6,620,000
San Diego County CA Regional Transportation Community Limited Tax Series 2008-A (Tax Revenue, JPMorgan Chase & Company SPA)	0.04	4-1-2038	10,000,000	10,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.05	11-1-2036	2,400,000	2,400,000

				84,150,000

Colorado: 1.07%

Variable Rate Demand Notes ø: 1.07%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.19	10-1-2019	1,755,000	1,755,000
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.08	11-1-2042	4,750,000	4,750,000
Colorado Health Facilities Authority Series 3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.11	10-1-2037	1,500,000	1,500,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.19	11-15-2025	5,735,000	5,735,000

				13,740,000

Connecticut: 0.74%

Variable Rate Demand Notes ø: 0.74%
Connecticut HFA Housing Mortgage Finance Program Subseries B-5 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.05	11-15-2033	6,000,000	6,000,000
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1164 (Utilities Revenue) 144A	0.09	1-1-2038	3,510,000	3,510,000

				9,510,000

Delaware: 0.44%

Variable Rate Demand Note ø: 0.44%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.22	1-1-2016	5,590,000	5,590,000

District of Columbia: 0.37%

Other Municipal Debt: 0.37%
District of Columbia (GO)	2.00	9-30-2014	4,700,000	4,756,522

Florida: 5.65%

Other Municipal Debt: 1.16%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.09	2-6-2014	7,300,000	7,300,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.08%	2-27-2014	$4,100,000	$4,100,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.08	2-6-2014	3,500,000	3,500,000

				14,900,000

Variable Rate Demand Notes ø: 4.49%
Duval County FL HFA Mortgage Camri Green Apartments (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	11-15-2036	6,700,000	6,700,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.07	7-25-2015	5,365,000	5,365,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.08	8-22-2014	6,100,000	6,100,000
Miami-Dade County FL Aviation Revenue Series A (Airport Revenue, Citibank NA SPA) 144A	0.07	10-1-2037	11,500,000	11,500,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.05	3-1-2024	11,000,000	11,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.14	11-15-2033	1,000,000	1,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.25	10-1-2038	16,000,000	16,000,000

				57,665,000

Georgia: 2.15%

Other Municipal Debt: 0.25%
Metropolitan Atlanta GA Rapid Transit Authority Series 2012-D-2 (Tax Revenue)	0.13	4-2-2014	3,200,000	3,200,000

Variable Rate Demand Notes ø: 1.90%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank LOC)	0.08	11-1-2033	16,800,000	16,800,000
Dekalb County GA Water & Sewer Revenue Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.10	4-1-2023	3,000,000	3,000,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.09	7-1-2020	4,600,000	4,600,000

				24,400,000

Illinois: 7.75%

Other Municipal Debt: 0.76%
Illinois Educational Facilities Authority NorthShore University Health System Series 1995 (Education Revenue)	0.12	3-5-2014	3,700,000	3,700,000
Illinois Finance Authority Loyola University of Chicago Finance Program (Education Revenue)	0.09	2-4-2014	6,100,000	6,100,000

				9,800,000

Variable Rate Demand Notes ø: 6.99%
Chicago IL 2nd Lien Water Revenue Series 2001 JP Morgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.49	11-1-2023	1,500,000	1,500,000
Chicago IL Board of Education Unlimited Tax Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured) 144A	0.09	12-1-2039	5,000,000	5,000,000
Chicago IL Enterprise Center Project Series IX (IDR, Bank of America NA LOC)	0.21	6-1-2022	3,146,000	3,146,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Chicago IL Enterprise Center Project Series X (IDR, Bank of America NA LOC)	0.21%	6-1-2022	$4,300,000	$4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.06	1-1-2035	13,915,000	13,915,000
Chicago IL Sub Series 04-3 (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.06	11-1-2031	585,000	585,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	10,400,000	10,400,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	6,450,000	6,450,000
Cook County IL Series 2000-B (GO, Bank of New York Mellon SPA)	0.09	11-1-2031	6,300,000	6,300,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.16	4-1-2051	5,000,000	5,000,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.15	12-1-2035	3,080,000	3,080,000
University of Illinois Utility Infrastructure Projects (Education Revenue, Bank of New York Mellon SPA)	0.04	8-15-2021	30,000,000	30,000,000

				89,676,000

Indiana: 1.59%

Other Municipal Debt: 0.22%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25	1-6-2015	2,800,000	2,825,762

Variable Rate Demand Notes ø: 1.37%
Gary IN Grant Street Project (IDR, JPMorgan Chase & Company LOC)	0.12	7-1-2034	5,555,000	5,555,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.18	5-1-2016	2,850,000	2,850,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.24	12-1-2016	550,000	550,000
Spencer County IN American Iron Oxide Company Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.25	9-1-2018	8,600,000	8,600,000

				17,555,000

Iowa: 0.16%

Variable Rate Demand Note ø: 0.16%
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (IDR, Farm Credit Services of America LOC)	0.11	11-1-2035	2,075,000	2,075,000

Kansas: 0.15%

Variable Rate Demand Note ø: 0.15%
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank LOC)	0.08	11-1-2020	1,860,000	1,860,000

Kentucky: 0.10%

Other Municipal Debt: 0.10%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	1.00	9-1-2014	1,300,000	1,305,356

Louisiana: 0.97%

Variable Rate Demand Notes ø: 0.97%
Ascension Parish LA BASF Corporation Project (IDR)	0.20	3-1-2025	7,900,000	7,900,000
Calcasieu Parish LA Public Trust Authority WPT Corporation Project (IDR, Bank of America NA LOC)	0.08	12-1-2027	4,600,000	4,600,000

				12,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.31%

Variable Rate Demand Notes ø: 0.31%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue)	0.09%	12-3-2035	$940,000	$940,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.09	7-1-2041	3,000,000	3,000,000

				3,940,000

Massachusetts: 2.93%

Other Municipal Debt: 1.02%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	2.00	6-26-2014	13,000,000	13,093,779

Variable Rate Demand Notes ø: 1.91%
Massachusetts Development Finance Agency Revenue Partners Healthcare Systems Series M-1 (Health Revenue, U.S. Bank NA LOC)	0.03	7-1-2048	10,000,000	10,000,000
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.21	6-1-2018	1,200,000	1,200,000
University of Massachusetts Building Authority Project Senior Series 2008-1 (Education Revenue, JPMorgan Chase & Company SPA)	0.06	5-1-2038	13,300,000	13,300,000

				24,500,000

Michigan: 5.02%

Variable Rate Demand Notes ø: 5.02%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.05	6-1-2034	300,000	300,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.08	9-1-2026	25,000,000	25,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.10	11-15-2049	2,300,000	2,300,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.10	11-15-2047	2,700,000	2,700,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.10	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.11	10-1-2037	100,000	100,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured)	0.21	4-1-2042	31,780,000	31,780,000
Michigan Housing Development Authority AMT Series C (Housing Revenue, JPMorgan Chase & Company SPA)	0.19	10-1-2042	500,000	500,000

				64,480,000

Minnesota: 1.41%

Other Municipal Debt: 0.44%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	1,100,000	1,100,000
Minnesota Rural Water Finance Authority Public Project Constructions Series 2013-B (Water & Sewer Revenue)	1.00	1-1-2015	1,100,000	1,107,468
Rochester MN Health Care Facilities Mayo Foundation Series 2000-A (Health Revenue)	0.07	3-5-2014	3,500,000	3,500,000

				5,707,468

Variable Rate Demand Notes ø: 0.97%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	8-15-2038	750,000	750,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.05%	5-1-2026	$981,000	$981,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Housing Revenue, U.S. Bank NA LOC)	0.19	12-1-2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.19	2-1-2027	1,390,000	1,390,000
Minnesota HFA Residential Housing Finance Agency Series C (Housing Revenue, Royal Bank of Canada SPA)	0.05	1-1-2035	6,380,000	6,380,000
Plymouth MN At The Lake Apartments Project (Housing Revenue, FHLMC LIQ)	0.07	8-1-2034	1,900,000	1,900,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	6-1-2032	700,000	700,000

				12,401,000

Missouri: 1.01%

Other Municipal Debt: 0.15%
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	2.00	8-1-2014	1,925,000	1,941,962

Variable Rate Demand Notes ø: 0.86%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.09	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue) 144A	0.08	12-1-2036	7,835,000	7,835,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	3-1-2038	1,019,500	1,019,500

				11,014,500

Nebraska: 0.48%

Variable Rate Demand Note ø: 0.48%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.13	9-1-2031	6,190,000	6,190,000

Nevada: 0.44%

Variable Rate Demand Note ø: 0.44%
Clark County NV Deutsche Bank Spears Series DBE-643 (Airport Revenue, Ambac Insured) 144A	0.12	7-1-2025	5,660,000	5,660,000

New Hampshire: 0.84%

Variable Rate Demand Notes ø: 0.84%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.04	6-1-2039	139	139
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	10-1-2017	4,945,000	4,945,000
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.12	1-1-2037	5,810,000	5,810,000

				10,755,139

New Jersey: 0.82%

Variable Rate Demand Notes ø: 0.82%
New Jersey EDA Diocese of Metuchen Project 2005 (Education Revenue, Bank of America NA LOC)	0.08	9-1-2030	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Cash Management Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New Jersey EDA School Facilities Construction Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1151 (Miscellaneous Revenue, Deutsche Bank AG LIQ) 144A	0.09%	9-1-2025	$4,810,000	$4,810,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue) 144A	0.10	3-1-2029	1,320,000	1,320,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.09	1-1-2038	2,375,000	2,375,000

				10,505,000

New York: 5.27%

Other Municipal Debt: 1.29%
Metropolitan Transportation Authority New York BAN Series A (Transportation Revenue)	0.11	4-2-2014	3,900,000	3,900,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	5.00	6-15-2014	2,500,000	2,543,640
Smithtown NY Central School District TAN Series 2013-2014 (GO)	1.50	6-30-2014	10,000,000	10,054,014

				16,497,654

Variable Rate Demand Notes ø: 3.98%
Metropolitan Transportation Authority New York BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.10	4-19-2015	4,800,000	4,800,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.24	5-1-2038	6,810,000	6,810,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.12	10-1-2031	3,880,000	3,880,000
New York NY Housing Development Corporation Series F (Housing Revenue)	0.20	11-1-2047	1,900,000	1,900,000
New York NY Municipal Water Finance Authority Series AA-5 (Water & Sewer Revenue)	0.05	6-15-2048	14,600,000	14,600,000
New York NY Transitional Finance Authority Tax Exempt Subordinate Future Tax Secured Bonds Fiscal 2013 Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.03	11-1-2041	15,015,000	15,015,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-C (Health Revenue)	0.07	7-1-2017	1,595,000	1,595,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.07	7-1-2031	575,000	575,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.07	7-1-2031	1,950,000	1,950,000

				51,125,000

North Carolina: 0.41%

Variable Rate Demand Note ø: 0.41%
North Carolina Housing Finance Agency Home Ownership Series 3191 (Housing Revenue, Morgan Stanley Bank LIQ) 144A	0.12	7-1-2039	5,275,000	5,275,000

North Dakota: 4.09%

Other Municipal Debt: 1.29%
Mercer County ND Pollution Control Basin Electric Power Cooperative Antelope Valley Unit 1 & Common Facilities Series 2009 (Miscellaneous Revenue)	0.15	3-13-2014	15,100,000	15,100,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	1,500,000	1,503,468

				16,603,468

Variable Rate Demand Notes ø: 2.80%
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.25	12-1-2022	1,925,000	1,925,000
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.08	7-1-2037	15,690,000	15,690,000
Trail County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.10	9-1-2019	18,300,000	18,300,000

				35,915,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 4.99%

Variable Rate Demand Notes ø: 4.99%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue) 144A	0.07%	1-1-2038	$2,250,000	$2,250,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.07	9-1-2037	34,500,000	34,500,000
Ohio HFA Series R-11575 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ)	0.19	3-1-2016	1,165,000	1,165,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue) 144A	0.09	12-1-2043	2,000,000	2,000,000
Ohio Higher Educational Facilities Commission Cleveland Clinic Health Systems Series 2013-B-3 (Health Revenue, U.S. Bank NA LIQ)	0.04	1-1-2039	24,085,000	24,085,000

				64,000,000

Other: 11.95%

Variable Rate Demand Notes ø: 11.95%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.08	10-1-2030	7,025,000	7,025,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.08	10-1-2015	7,105,000	7,105,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	5-1-2014	3,690,000	3,690,000
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	1-1-2036	3,790,000	3,790,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	6-1-2038	5,140,000	5,140,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	1-1-2036	2,850,000	2,850,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	10-1-2036	5,850,000	5,850,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	7-1-2037	3,545,000	3,545,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	9-1-2037	630,000	630,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	1-1-2038	7,955,000	7,955,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	7-1-2036	1,372,000	1,372,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.16	12-1-2036	2,835,000	2,835,000
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	1-1-2018	2,400,000	2,400,000
Clipper Tax-Exempt Certified Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	2-15-2028	18,974,000	18,974,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.08	1-15-2047	974,000	974,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.08	6-15-2036	14,875,000	14,875,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.10	8-15-2045	17,381,370	17,381,370
FHLMC Series M002 Class A (Housing Revenue)	0.10	1-15-2047	4,254,756	4,254,756
FHLMC Series M008 Class A (Housing Revenue)	0.10	2-15-2035	18,977,892	18,977,892

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Cash Management Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.08%	11-15-2036	$23,794,000	$23,794,000

				153,418,018

Pennsylvania: 4.03%

Variable Rate Demand Notes ø: 4.03%
Beaver County PA IDA Daily Corporation Project (IDR)	0.20	9-1-2032	1,900,000	1,900,000
Berks County PA IDA Fleetwood Business Trust (IDR, U.S. Bank NA LOC)	0.07	5-15-2025	1,295,000	1,295,000
Butler County PA IDA Mine Safety Appliances Series B (IDR, JPMorgan Chase & Company LOC)	0.14	5-1-2022	1,000,000	1,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	12-1-2041	100,000	100,000
Deutsche Bank Spears Lifers Trust Series DBE-1171 (Miscellaneous Revenue) 144A	0.09	8-15-2037	5,770,000	5,770,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.16	5-1-2017	345,000	345,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.10	4-1-2029	2,325,000	2,325,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.11	12-1-2023	1,300,000	1,300,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.11	11-1-2019	1,700,000	1,700,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.17	8-1-2014	100,000	100,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.11	12-1-2025	2,000,000	2,000,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.17	5-1-2015	200,000	200,000
Pennsylvania HFA AMT Series 95-C (Housing Revenue, JPMorgan Chase & Company SPA)	0.09	4-1-2036	2,450,000	2,450,000
Pennsylvania Housing Finance Agency Series 93-B (Housing Revenue, JPMorgan Chase & Company SPA)	0.09	4-1-2037	23,885,000	23,885,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.21	6-1-2028	4,700,000	4,700,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	12-1-2038	2,490,000	2,490,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.16	12-1-2014	200,000	200,000

				51,760,000

Puerto Rico: 1.97%

Variable Rate Demand Notes ø: 1.97%
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1194 (Tax Revenue) 144A	0.29	8-1-2057	15,500,000	15,500,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1195 (Tax Revenue) 144A	0.24	8-1-2057	1,500,000	1,500,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1196 (Tax Revenue) 144A	0.24	8-1-2057	3,000,000	3,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1222 (Tax Revenue) 144A	0.24	8-1-2057	1,000,000	1,000,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-284 (Tax Revenue, FGIC Insured) 144A	0.29	8-1-2041	2,500,000	2,500,000
Puerto Rico Sales Tax Financing Corporation Series 2009 C Deutsche Bank Spears Lifers Trust Series DBE-1223 (Tax Revenue) 144A	0.24	8-1-2057	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Puerto Rico Sales Tax Financing Corporation Series 2009C Deutsche Bank Spears Lifers Trust Series DBE-1224 (Tax Revenue) 144A	0.24%	8-1-2057	$800,000	$800,000

				25,300,000

Rhode Island: 0.22%

Variable Rate Demand Note ø: 0.22%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.09	9-1-2020	2,800,000	2,800,000

South Carolina: 2.26%

Other Municipal Debt: 1.67%
South Carolina Public Service Authority Series D (Utilities Revenue)	0.11	3-11-2014	3,300,000	3,300,000
South Carolina Public Service Authority Series D (Utilities Revenue)	0.12	3-12-2014	4,500,000	4,500,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	3-3-2014	4,200,000	4,200,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	3-3-2014	8,500,000	8,500,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	3-3-2014	1,000,000	1,000,000

				21,500,000

Variable Rate Demand Notes ø: 0.59%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.09	11-1-2029	1,960,000	1,960,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (IDR, Branch Banking & Trust LOC)	0.09	12-1-2038	4,600,000	4,600,000
South Carolina Public Service Authority Series 2013-A JPMorgan Chase PUTTER Series 4379 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	6-1-2037	1,000,000	1,000,000

				7,560,000

South Dakota: 0.13%

Variable Rate Demand Note ø: 0.13%
Grant County SD Mill Valley LLC Project (IDR, Farm Credit Services of America LOC)	0.08	7-1-2037	1,600,000	1,600,000

Tennessee: 0.08%

Variable Rate Demand Note ø: 0.08%
Chattanooga TN HEFA Series 3365 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.11	1-1-2040	1,000,000	1,000,000

Texas: 11.69%

Other Municipal Debt: 3.06%
Dallas TX Area Rapid Transit Authority Series I (Transportation Revenue)	0.10	2-11-2014	2,500,000	2,500,000
Texas Public Finance Authority Series 2003 (Miscellaneous Revenue)	0.12	2-6-2014	5,200,000	5,200,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	2.00	8-28-2014	31,250,000	31,570,257

				39,270,257

Variable Rate Demand Notes ø: 8.63%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.19	7-1-2032	2,400,000	2,400,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Cash Management Money Market Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04%	10-1-2018	$1,460,000	$1,460,000
Deutsche Bank Spears Lifers Trust Series DBE-1172X (Airport Revenue) 144A	0.09	11-1-2037	10,245,000	10,245,000
Gulf Coast TX Waste Disposal Authority American Acryl LP Project (Resource Recovery Revenue, Bank of Tokyo-Mitsubishi LOC)	0.06	5-1-2038	9,000,000	9,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.10	12-1-2023	3,600,000	3,600,000
North TX Tollway Authority Series 2008-A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.06	1-1-2048	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.20	4-1-2033	8,500,000	8,500,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (IDR)	0.17	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.05	3-1-2042	21,500,000	21,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.05	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.06	1-1-2030	10,000,000	10,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.06	4-1-2028	4,000,000	4,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Resource Recovery Revenue)	0.06	1-1-2030	10,000,000	10,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Gas Utilities, Morgan Stanley Bank LIQ) 144A	0.34	12-15-2026	7,041,892	7,041,892
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured) 144A	0.12	8-15-2029	3,000,000	3,000,000

				110,746,892

Vermont: 0.76%

Variable Rate Demand Notes ø: 0.76%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.25	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.25	11-1-2037	5,500,000	5,500,000

				9,700,000

Virginia: 1.20%

Variable Rate Demand Notes ø: 1.20%
Chesterfield County VA IDA Super Radiator Coils Project Series A (IDR, Marshall & Ilsley Bank LOC)	0.09	4-1-2026	2,650,000	2,650,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.12	5-15-2042	6,935,000	6,935,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.16	11-1-2034	5,850,000	5,850,000

				15,435,000

Washington: 0.52%

Variable Rate Demand Notes ø: 0.52%
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.16	5-1-2028	1,500,000	1,500,000
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.09%	6-15-2037	$5,200,000	$5,200,000

				6,700,000

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

West Virginia: 0.52%

Variable Rate Demand Notes ø: 0.52%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.08%	10-1-2017	$4,000,000	$4,000,000
West Virginia EDA Collins Hardwood Company LLC (IDR, American AgCredit LOC)	0.08	10-1-2031	2,700,000	2,700,000

				6,700,000

Wisconsin: 2.46%

Other Municipal Debt: 0.08%
Wisconsin Rural Water Construction Loan Program BAN Series 2013 (Water & Sewer Revenue)	1.00	9-1-2014	1,000,000	1,004,120

Variable Rate Demand Notes ø: 2.38%
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)	0.46	9-1-2019	630,000	630,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.24	8-15-2034	9,000,000	9,000,000
Wisconsin HEFAR Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1191 (Health Revenue) 144A	0.09	4-15-2035	3,500,000	3,500,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FHLB SPA)	0.06	9-1-2035	7,930,000	7,930,000
Wisconsin Housing & EDA Series C (Housing Revenue)	0.39	9-1-2023	8,500,000	8,500,000
Wisconsin Housing & EDA Series C (Housing Revenue)	0.39	9-1-2035	1,000,000	1,000,000

				30,560,000

Wyoming: 0.73%

Variable Rate Demand Notes ø: 0.73%
Lincoln County WY PCR Exxon Project Series 1984-D (IDR)	0.04	11-1-2014	400,000	400,000
Wyoming CDA AMT Series 2 (Housing Revenue, Bank of New York Mellon SPA)	0.06	12-1-2038	9,000,000	9,000,000

				9,400,000

Total Municipal Obligations (Cost $1,272,755,756 )				1,272,755,756

Other: 0.31%
Nuveen AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) ±144A§	0.13	6-1-2040	4,000,000	4,000,000

Total Other (Cost $4,000,000)				4,000,000

Total investments in securities (Cost $1,276,755,756) *	99.47%	1,276,755,756
Other assets and liabilities, net	0.53	6,823,288

Total net assets	100.00%	$1,283,579,044

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited
±	Variable rate investment. The rate shown is the rate in effect at period end.
§	Security is subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014	Wells Fargo Advantage Municipal Cash Management Money Market Fund	21

Assets
Investments in unaffiliated securities, at amortized cost	$1,276,755,756
Cash	14,480
Receivable for investments sold	6,105,660
Receivable for Fund shares sold	100,000
Receivable for interest	977,567
Receivable from adviser	72,602
Prepaid expenses and other assets	24,232

Total assets	1,284,050,297

Liabilities
Dividends payable	8,911
Payable for Fund shares redeemed	339
Due to related parties	152,141
Trustees’ fees and expenses payable	192,760
Custodian and accounting fees payable	39,164
Shareholder servicing fees payable	36,161
Professional fees payable	30,878
Accrued expenses and other liabilities	10,899

Total liabilities	471,253

Total net assets	$1,283,579,044

NET ASSETS CONSIST OF
Paid-in capital	$1,283,515,160
Overdistributed net investment income	(18,929)
Accumulated net realized gains on investments	82,813

Total net assets	$1,283,579,044

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$3,535,593
Shares outstanding – Administrator Class	3,535,450
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$1,104,685,865
Shares outstanding – Institutional Class	1,104,598,457
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$175,357,586
Shares outstanding – Service Class	175,359,316
Net asset value per share – Service Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of operations—year ended January 31, 2014

Investment income
Interest	$2,295,081

Expenses
Advisory fee	1,435,676
Administration fees
Fund level	717,838
Administrator Class	3,554
Institutional Class	1,032,922
Service Class	169,163
Shareholder servicing fees
Administrator Class	3,554
Service Class	279,292
Custody and accounting fees	80,032
Professional fees	16,718
Registration fees	20,112
Shareholder report expenses	8,811
Trustees’ fees and expenses	6,209
Other fees and expenses	34,727

Total expenses	3,808,608
Less: Fee waivers and/or expense reimbursements	(1,706,920)

Net expenses	2,101,688

Net investment income	193,393

Net realized gains on investments	417,035

Net increase in net assets resulting from operations	$610,428

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Municipal Cash Management Money Market Fund	23

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$193,393		$793,779
Net realized gains on investments		417,035		437,654

Net increase in net assets resulting from operations		610,428		1,231,433

Distributions to shareholders from
Net investment income
Administrator Class		(356)		(383)
Institutional Class		(178,941)		(775,348)
Service Class		(14,096)		(18,048)
Net realized gains
Administrator Class		(909)		(1,248)
Institutional Class		(296,035)		(567,204)
Service Class		(43,486)		(56,711)

Total distributions to shareholders		(533,823)		(1,418,942)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Institutional Class	5,788,869,270	5,788,869,270	6,969,178,814	6,969,178,814
Service Class	704,924,434	704,924,434	413,221,773	413,221,773

		6,493,793,704		7,382,400,587

Reinvestment of distributions
Administrator Class	1,265	1,265	1,631	1,631
Institutional Class	65,337	65,337	242,034	242,034
Service Class	26,625	26,625	37,820	37,820

		93,227		281,485

Payment for shares redeemed
Institutional Class	(6,251,043,334)	(6,251,043,334)	(7,740,276,264)	(7,740,276,264)
Service Class	(669,903,578)	(669,903,578)	(486,346,297)	(486,346,297)

		(6,920,946,912)		(8,226,622,561)

Net decrease in net assets resulting from capital share transactions		(427,059,981)		(843,940,489)

Total decrease in net assets		(426,983,376)		(844,127,998)

Net assets
Beginning of period		1,710,562,420		2,554,690,418

End of period		$1,283,579,044		$1,710,562,420

Undistributed (overdistributed) net investment income		$(18,929)		$0

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
ADMINISTRATOR CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.04%	0.05%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.38%
Net expenses	0.15%	0.22%	0.24%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$3,536	$3,534	$3,533	$9,627

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS	2014	2013	2012	2011[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)
Net realized gains	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.04%	0.08%	0.05%	0.16%	0.40%	2.20%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.24%	0.23%	0.22%
Net expenses	0.15%	0.19%	0.19%	0.21%	0.23%	0.22%
Net investment income	0.01%	0.04%	0.06%	0.18%	0.40%	2.10%
Supplemental data
Net assets, end of period (000s omitted)	$1,104,686	$1,566,716	$2,337,778	$4,115,192	$4,580,024	$6,154,387

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SERVICE CLASS	2014	2013	2012	2011[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]	0.02
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.02
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)
Net realized gains	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.04%	0.05%	0.01%	0.01%	0.20%	1.95%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.50%	0.50%	0.48%	0.47%
Net expenses	0.15%	0.22%	0.25%	0.37%	0.44%	0.47%
Net investment income (loss)	0.01%	0.01%	(0.01)%	0.01%	0.21%	1.85%
Supplemental data
Net assets, end of period (000s omitted)	$175,358	$140,313	$213,380	$312,671	$564,325	$830,779

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

2.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Municipal Cash Management Money Market Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

28	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to financial statements

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2014, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income
$18,929	$(18,929)

As of January 31, 2014, the Fund had $2,739 of current year deferred post-October capital losses, which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to financial statements	Wells Fargo Advantage Municipal Cash Management Money Market Fund	29

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, and 0.45% for Service Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2014 and January 31, 2013 were as follows:

	Year ended January 31
	2014	2013
Ordinary income	$211,230	$183,898
Tax-exempt income	193,393	793,779
Long-term capital gain	129,200	441,265

As of January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Undistributed long-term gain	Post-October capital losses deferred
$181,052	$85,551	$(2,739)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

30	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and each of the years in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Municipal Cash Management Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	31

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $129,200 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2014.

For the fiscal year ended January 31, 2014, $208,483 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2014.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

32	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization,
		since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	33

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

34	Wells Fargo Advantage Municipal Cash Management Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222981 03-14 A307/AR307 1-14

Wells Fargo Advantage

Municipal Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Funds disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Municipal Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Municipal Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

During the 12-month period that ended January 31, 2014, the municipal money market space continued to experience the effect of the Federal Reserve’s (Fed’s) accommodative interest-rate policy, which has kept yields at depressed levels for the past few years. Supply constraints were a challenge because many issuers continued to adjust their debt profiles in favor of longer-term securities at the expense of the types of short-term variable-rate structures preferred by money market investors. Many issuers have also remained reluctant to add new debt despite slowly improving economic conditions, and municipalities have generally maintained a fiscally conservative approach in restoring spending on social services, education, and infrastructure projects in the postrecession environment. The continuation of these fiscal austerity policies resulted in less net supply in the municipal sector overall and particularly in municipal money market eligible securities, such as variable-rate demand notes (VRDNs), commercial paper, and notes. Additionally, uncertainty surrounding the implementation of regulatory policies, such as the Volcker Rule and the Basel III liquidity coverage ratio, continued to weigh on the municipal money market sector during the period.

While new issue supply remained light, demand for overnight and weekly puttable securities, such as VRDNs and tender option bonds (TOBs), remained consistently strong. VRDNs and TOBs were attractive to both traditional and nontraditional municipal money market investors for their liquidity features despite the persistent low rates throughout the period. Yields in the municipal money markets remained under pressure, and taxable-equivalent yields also were stubbornly low. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1, an index of seven-day VRDNs, averaged 0.09% during the 12-month period, down from an average of 0.17% the previous period. Rates on these securities tracked the typical seasonal demand pattern, beginning the period at 0.10% and peaking at 0.23% on April 17, 2013. When tax-season-related outflows abated, the SIFMA index began a slow and steady drop to the low single digits for the greater part of the period, setting a record low of 0.03% on January 8, 2014.

In the fixed-rate space, yields on commercial paper with maturities between 30 and 90 days tracked a few basis points lower on average throughout the period in sympathy with rates on daily and weekly floaters. Yields on 30-day and 60-day high-grade commercial paper joined variable rates in the single-digit yields, dropping to the 0.08% to 0.09% range by the end of the 12-month period from the 0.11% to 0.12% range the previous period. Because of the significant improvement in state and municipal balance sheets during the period, the level of cash flow note borrowing during the period dropped roughly 13% to $53 billion from $61 billion the previous period. The large drop in issuance was mostly due to large reductions in note sizes from traditional borrowers such as California and Texas, whose cash-flow needs dropped 45% and 27%, respectively, from the previous period. While this is welcome news from a credit perspective, it resulted in less supply for municipal money market investors. Accordingly, yields on one-year high-grade notes dropped from roughly 0.20% at the beginning of the period to 0.17% by the end of the period.

During the period, we maintained an emphasis on overall portfolio liquidity and principal stability in our portfolios in recognition of the persistently low absolute-yield environment. As such, we relied on VRDNs and TOBs with daily and weekly tenders in an attempt to maintain a lower-than-peer weighted average maturity. Despite the growing popularity of longer-dated structures, such as callable commercial paper and floating-rate notes, we preferred traditional high-grade fixed-rate notes, commercial paper, and pre-refunded bonds as a means for strategically extending the maturity profiles of our funds.

Strategic outlook

Based on forward guidance provided by the Fed, we anticipate that yields in the money market space will remain extraordinarily low for the near future despite the expected tapering of the Fed’s asset-purchase program throughout the year. Additionally, we believe uncertainty surrounding regulatory and fiscal policy will continue to weigh on the markets, thereby affecting the absolute level of interest rates and supply. We continue to believe that our portfolio strategy, with its emphasis on capital preservation and portfolio liquidity, will provide the necessary flexibility to meet the Fund’s objectives.

1.	The SIFMA Municipal Swap Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

This page is intentionally left blank.

6	Wells Fargo Advantage Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

David D. Sylvester

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WMUXX)	1-5-1995	0.04	0.04	1.01	0.83	0.65
Institutional Class (WMTXX)*	7-9-2010	0.04	0.09	1.19	0.44	0.20
Investor Class (WMVXX)	7-9-2010	0.04	0.06	1.17	0.86	0.64
Service Class (WMSXX)	11-2-1988	0.04	0.06	1.17	0.73	0.45
Sweep Class	6-30-2000	0.04	0.03	0.85	1.18	1.00
*	Institutional Class shares are closed to new investors.

Fund yield summary[3] (%) as of January 31, 2014	Class A	Institutional Class	Investor Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	7

Revenue source distribution[4] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
26 days

Weighted average final maturity[7] as of January 31, 2014
26 days

Effective maturity distribution[5] as of January 31, 2014

1.	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Investor Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.71)%, (0.32)%, (0.74)%, (0.61)%, and (1.06)% for Class A, Institutional Class, Investor Class, Service Class, and Sweep Class, respectively.

4.	Revenue source distribution is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.34	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Institutional Class
Actual	$1,000.00	$1,000.34	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Investor Class
Actual	$1,000.00	$1,000.34	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Service Class
Actual	$1,000.00	$1,000.34	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%
Sweep Class
Actual	$1,000.00	$1,000.34	$0.66	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66	0.13%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.58%

Alabama: 0.74%

Variable Rate Demand Notes ø: 0.74%
Chatom AL IDA Gulf Opportunity Zone PowerSouth Energy Cooperative Series 2011 (Utilities Revenue)	0.19%	8-1-2041	$2,600,000	$2,600,000
Mobile AL IDA HighProv LLC Project Series 2006 (IDR, Whitney National Bank LOC)	0.07	8-1-2031	1,950,000	1,950,000

				4,550,000

Alaska: 0.81%

Variable Rate Demand Note ø: 0.81%
Alaska Student Loan Corporation Series B-1 (Education Revenue, State Street Bank & Trust Company LOC)	0.06	12-1-2043	5,000,000	5,000,000

Arizona: 2.35%

Other Municipal Debt: 0.55%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue)	1.50	5-7-2014	1,400,000	1,404,723
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	1.50	5-21-2014	2,000,000	2,007,711

				3,412,434

Variable Rate Demand Notes ø: 1.80%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.08	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.08	8-1-2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Company Production Project (IDR, PNC Bank NA LOC)	0.11	10-1-2026	2,515,000	2,515,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services of America LOC)	0.08	8-1-2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Rio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)	0.08	5-1-2027	1,250,000	1,250,000

				11,115,000

California: 7.61%

Other Municipal Debt: 2.31%
California RAN Series 2013 A-1 (Miscellaneous Revenue)	2.00	5-28-2014	2,300,000	2,312,838
California RAN Series 2013 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	4,600,000	4,631,165
California Series 2011 A-2 (GO)	0.10	3-6-2014	1,800,000	1,800,000
Los Angeles County CA Series B (Miscellaneous Revenue)	0.08	2-5-2014	1,000,000	1,000,000
Los Angeles County CA TRAN Series 2013-2014A (Miscellaneous Revenue)	2.00	2-28-2014	1,200,000	1,201,500
Santa Clara County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	1.25	6-30-2014	3,300,000	3,314,245

				14,259,748

Variable Rate Demand Notes ø: 5.30%
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	10-15-2030	8,640,000	8,640,000
California Kindergarten Series 2004-B3 (GO, Citibank NA LOC)	0.04	5-1-2034	500,000	500,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (IDR)	0.03	11-1-2035	11,100,000	11,100,000
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds Series 1999 (Transportation Revenue)	5.75	1-15-2040	2,500,000	2,500,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Sacramento County CA Housing Authority Arlington Creek Apartments Series I (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05%	5-15-2034	$5,000,000	$5,000,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2033	2,500,000	2,500,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	9-15-2032	2,500,000	2,500,000

				32,740,000

Colorado: 1.81%

Variable Rate Demand Notes ø: 1.81%
Colorado Health Facilities Authority Series 3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.11	10-1-2037	1,000,000	1,000,000
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.09	1-1-2032	3,340,000	3,340,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, UMB Bank Colorado LOC) 144A	0.35	9-1-2023	2,960,000	2,960,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.19	11-15-2025	2,600,000	2,600,000
Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.17	11-1-2020	1,285,000	1,285,000

				11,185,000

Connecticut: 0.42%

Variable Rate Demand Note ø: 0.42%
Connecticut HFA Housing Mortgage Finance Program Sub Series B-5 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.05	11-15-2033	2,620,000	2,620,000

District of Columbia: 0.32%

Other Municipal Debt: 0.32%
District of Columbia (GO)	2.00	9-30-2014	1,945,000	1,968,391

Florida: 4.82%

Other Municipal Debt: 1.25%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.09	2-6-2014	3,700,000	3,700,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.08	2-27-2014	2,200,000	2,200,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.08	2-6-2014	1,800,000	1,800,000

				7,700,000

Variable Rate Demand Notes ø: 3.57%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	0.21	11-1-2022	1,850,000	1,850,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	12-15-2041	1,760,000	1,760,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.08	8-22-2014	600,000	600,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.10	9-1-2015	1,620,000	1,620,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.10	9-1-2015	1,550,000	1,550,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.08	10-1-2041	1,700,000	1,700,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.14	11-15-2033	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.25%	10-1-2038	$10,000,000	$10,000,000

				22,080,000

Georgia: 0.99%

Other Municipal Debt: 0.24%
Metropolitan Atlanta GA Rapid Transit Authority Series 2012-D-2 (Transportation Revenue)	0.13	4-2-2014	1,500,000	1,500,000

Variable Rate Demand Notes ø: 0.75%
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.10	4-1-2023	1,600,000	1,600,000
Metropolitan Atlanta GA Rapid Transportation Authority Sales Tax Series P (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.09	7-1-2020	3,005,000	3,005,000

				4,605,000

Illinois: 4.59%

Other Municipal Debt: 0.78%
IIllinois Educational Facilities Authority NorthShore University HealthSystem Series 1995 (Education Revenue)	0.12	3-5-2014	1,800,000	1,800,000
Illinois Finance Authority Loyola University of Chicago Finance Program (Education Revenue)	0.09	2-4-2014	3,000,000	3,000,000

				4,800,000

Variable Rate Demand Notes ø: 3.81%
Chicago IL 2nd Lien Water Revenue Series 2001 JPMorgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.49	11-1-2023	1,000,000	1,000,000
Chicago IL Board of Education Unlimited Tax Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured) 144A	0.09	12-1-2039	3,000,000	3,000,000
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris NA LOC)	0.08	7-1-2033	2,000,000	2,000,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.06	1-1-2035	300,000	300,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	4,000,000	4,000,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	2,250,000	2,250,000
Cook County IL Series 2000-B (GO, Bank of New York Mellon SPA)	0.09	11-1-2031	1,100,000	1,100,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase & Company LOC)	0.29	12-1-2018	705,000	705,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, PNC Bank NA SPA)	0.05	1-1-2031	1,565,000	1,565,000
Lake County IL Brown Paper Goods Project (IDR, JPMorgan Chase & Company LOC)	0.49	10-1-2021	805,000	805,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.09	7-1-2029	2,600,000	2,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.06	6-15-2050	2,400,000	2,400,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.27	12-1-2014	1,850,000	1,850,000

				23,575,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2014

	Interest rate	Maturity date	Principal	Value

Indiana: 1.24%

Variable Rate Demand Notes ø: 1.24%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25%	1-6-2015	$1,400,000	$1,412,881
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.06	3-1-2041	1,470,000	1,470,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, PNC Bank NA LOC)	0.11	10-1-2023	2,090,000	2,090,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase & Company LOC)	0.29	9-1-2028	2,700,000	2,700,000

				7,672,881

Iowa: 1.40%

Variable Rate Demand Notes ø: 1.40%
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank LOC)	0.08	11-1-2016	1,020,000	1,020,000
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.06	6-1-2039	6,000,000	6,000,000
Iowa Finance Authority Powerfilm Incorporated Project (IDR, Bank of America NA LOC)	0.21	6-1-2028	1,600,000	1,600,000

				8,620,000

Kansas: 0.54%

Variable Rate Demand Notes ø: 0.54%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (IDR, U.S. Bank NA LOC)	0.14	6-1-2020	735,000	735,000
Olathe KS Integral Senior Living LLC Project (IDR, U.S. Bank NA LOC)	0.14	8-1-2027	2,610,000	2,610,000

				3,345,000

Kentucky: 0.86%

Other Municipal Debt: 0.16%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	1.00	9-1-2014	1,000,000	1,004,120

Variable Rate Demand Notes ø: 0.70%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.20	10-1-2019	2,170,000	2,170,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR, Stock Yards Bank & Trust LOC)	0.11	9-1-2022	2,150,000	2,150,000

				4,320,000

Louisiana: 2.07%

Variable Rate Demand Notes ø: 2.07%
Calcasieu Parish LA Public Trust Authority WPT Corporation Project (IDR, Bank of America NA LOC)	0.08	12-1-2027	1,000,000	1,000,000
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.09	3-1-2043	7,800,000	7,800,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.24	12-1-2036	4,000,000	4,000,000

				12,800,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Money Market Fund	13

	Interest rate	Maturity date	Principal	Value

Maryland: 0.16%

Variable Rate Demand Note ø: 0.16%
Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.09%	7-1-2041	$1,000,000	$1,000,000

Massachusetts: 0.98%

Other Municipal Debt: 0.98%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	2.00	6-26-2014	6,000,000	6,043,283

Michigan: 5.98%

Variable Rate Demand Notes ø: 5.98%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, Harris NA LOC)	0.05	6-1-2034	500,000	500,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.08	9-1-2026	15,495,000	15,495,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.10	11-15-2049	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.10	11-15-2049	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.10	11-15-2047	1,300,000	1,300,000
Michigan State Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.11	10-1-2037	12,300,000	12,300,000
Michigan State Housing Development Authority Series A (Housing Revenue, AGM Insured)	0.21	4-1-2042	5,255,000	5,255,000

				36,950,000

Minnesota: 5.39%

Other Municipal Debt: 0.60%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	1,000,000	1,000,000
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2013-B (Water & Sewer Revenue)	1.00	1-1-2015	1,000,000	1,006,789
Rochester MN Health Care Facilities Mayo Foundation Series 2000-A (Health Revenue)	0.07	3-5-2014	1,700,000	1,700,000

				3,706,789

Variable Rate Demand Notes ø: 4.79%
Becker MN Plymouth Foam Incorporated Project (IDR, U.S. Bank NA LOC)	0.26	5-1-2019	1,335,000	1,335,000
Bloomington MN Refunding MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	6-15-2038	2,755,000	2,755,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	8-15-2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	4-15-2035	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	6-15-2038	3,645,000	3,645,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2014

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05%	8-1-2036	$850,000	$850,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.05	5-1-2026	568,000	568,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.17	5-1-2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.19	12-1-2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.19	2-1-2027	1,355,000	1,355,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	6-1-2032	2,140,000	2,140,000
				29,573,000

Mississippi: 0.31%

Variable Rate Demand Note ø: 0.31%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	2-1-2016	1,900,000	1,900,000

Missouri: 1.32%

Other Municipal Debt: 0.16%
St. Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	2.00	8-1-2014	1,000,000	1,008,811

Variable Rate Demand Notes ø: 1.16%
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue) 144A	0.08	12-1-2036	4,400,000	4,400,000
Missouri Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	3-1-2038	1,000,000	1,000,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.19	4-1-2026	1,765,000	1,765,000
				7,165,000

Nebraska: 0.70%

Variable Rate Demand Note ø: 0.70%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.13	9-1-2031	4,310,000	4,310,000

Nevada: 0.24%

Variable Rate Demand Note ø: 0.24%
Clark County NV Deutsche Bank Spears Lifers Series DBE-643 (Airport Revenue, Ambac Insured) 144A	0.12	7-1-2025	1,500,000	1,500,000

New Hampshire: 0.31%

Variable Rate Demand Note ø: 0.31%
New Hampshire HFA SFHR (Housing Revenue, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.12	1-1-2037	1,915,000	1,915,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Money Market Fund	15

	Interest rate	Maturity date	Principal	Value

New Jersey: 3.49%

Variable Rate Demand Notes ø: 3.49%
New Jersey EDA National Gas Company Series C (Utilities Revenue)	0.07%	8-1-2041	$11,200,000	$11,200,000
New Jersey EDA School Facilities Construction Deutsche Bank Spears Lifers Trust Series DBE-1151 (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.09	9-1-2025	2,500,000	2,500,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue) 144A	0.10	3-1-2029	660,000	660,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.05	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.09	1-1-2038	1,425,000	1,425,000

				21,535,000

New York: 2.65%

Other Municipal Debt: 1.35%
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	0.11	4-2-2014	1,900,000	1,900,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	5.00	6-15-2014	1,390,000	1,414,263
Smithtown NY Central School District TAN Series 2013-2014 (GO)	1.50	6-30-2014	5,000,000	5,027,007

				8,341,270

Variable Rate Demand Notes ø: 1.30%
Metropolitan Transportation Authority New York BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.10	4-19-2015	2,330,000	2,330,000
New York NY Housing Development Corporation MFHR Series F (Housing Revenue)	0.20	11-1-2047	1,000,000	1,000,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	11-15-2026	1,700,000	1,700,000
Port Authority of New York Series 163 Deutsche Bank Spears Lifers Trust Series DBE-1197 (Airport Revenue) 144A	0.05	7-15-2039	700,000	700,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.07	7-1-2031	1,320,000	1,320,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.07	7-1-2031	965,000	965,000

				8,015,000

North Carolina: 0.36%

Variable Rate Demand Note ø: 0.36%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.12	12-1-2026	2,250,000	2,250,000

North Dakota: 3.20%

Other Municipal Debt: 1.30%
Mercer County ND PCR Basin Electic Power Cooperative Antelope Valley Unit 1 & Common Facilities Series 2009 (Miscellaneous Revenue)	0.15	3-13-2014	7,500,000	7,500,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	500,000	501,156

				8,001,156

Variable Rate Demand Notes ø: 1.90%
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA)	0.08	7-1-2037	2,735,000	2,735,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank LOC)	0.10	9-1-2017	9,030,000	9,030,000

				11,765,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2014

	Interest rate	Maturity date	Principal	Value

Ohio: 5.62%

Variable Rate Demand Notes ø: 5.62%
Deutsche Bank Spears Lifers Trust Series 2013 DBE-1151 (Education Revenue) 144A	0.09%	12-1-2043	$1,100,000	$1,100,000
Deutsche Bank Spears Lifers Trust Series 2013 DBE-1157 (Miscellaneous Revenue) 144A	0.07	1-1-2038	11,800,000	11,800,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.44	10-1-2021	855,000	855,000
Montgomery County OH Cambridge Commons Apartments Series A (Housing Revenue, FHLB LOC)	0.07	4-1-2038	1,145,000	1,145,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.07	3-1-2032	15,000,000	15,000,000
Ohio Higher Educational Facilities Commission Cleveland Clinic Health Systems Series 2013-B-3 (Health Revenue, U.S. Bank NA LIQ)	0.04	1-1-2039	100,000	100,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (IDR, U.S. Bank NA LOC)	0.11	8-1-2038	4,720,000	4,720,000

				34,720,000

Oklahoma: 0.14%

Variable Rate Demand Note ø: 0.14%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.26	3-1-2018	850,000	850,000

Oregon: 0.15%

Variable Rate Demand Note ø: 0.15%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.05	6-15-2027	900,000	900,000

Other: 12.58%

Variable Rate Demand Notes ø: 12.58%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.08	10-1-2030	2,900,000	2,900,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.08	10-1-2015	2,995,000	2,995,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	9-1-2039	4,370,500	4,370,500
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	7-1-2037	650,000	650,000
Clipper Tax-Exempt Certificate Trust COP Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	5-1-2017	16,765,000	16,765,000
Clipper Tax-Exempt Certificate Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	5-1-2014	1,000,000	1,000,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	1-1-2018	7,650,000	7,650,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.08	5-1-2017	17,206,000	17,206,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.08	6-15-2036	17,620,000	17,620,000
FHLMC Multi-Class Mortgage Certificates (Housing Revenue)	0.10	8-15-2045	6,518,014	6,518,014

				77,674,514

Pennsylvania: 3.29%

Variable Rate Demand Notes ø: 3.29%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.09	5-1-2036	1,810,000	1,810,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Money Market Fund	17

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Beaver County PA IDA Daily Corporation Project (IDR)	0.20%	9-1-2032	$6,400,000	$6,400,000
Butler County PA IDA Mine Safety Appliances Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.14	5-1-2022	3,000,000	3,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	12-1-2041	960,000	960,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	12-12-2014	1,905,000	1,905,000
Pennsylvania EDFA Series D-7 (IDR, PNC Bank NA LOC)	0.11	8-1-2022	1,100,000	1,100,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.21	6-1-2028	1,000,000	1,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.16	6-1-2015	3,465,000	3,465,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LOC, Branch Banking & Trust LIQ) 144A	0.05	1-4-2029	680,000	680,000

				20,320,000

Puerto Rico: 2.02%

Variable Rate Demand Notes ø: 2.02%
Puerto Rico Sales Tax Finance Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1196 (Tax Revenue) 144A	0.24	8-1-2057	700,000	700,000
Puerto Rico Sales Tax Finance Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1222 (Tax Revenue) 144A	0.24	8-1-2057	500,000	500,000
Puerto Rico Sales Tax Finance Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-284 (Tax revenue, FGIC Insured) 144A	0.29	8-1-2041	1,200,000	1,200,000
Puerto Rico Sales Tax Finance Corporation Series 2009C Deutsche Bank Spears Lifers Trust Series DBE-1223 (Tax Revenue) 144A	0.24	8-1-2057	500,000	500,000
Puerto Rico Sales Tax Finance Corporation Series 2009C Deutsche Bank Spears Lifers Trust Series DBE-1224 (Tax Revenue) 144A	0.24	8-1-2057	500,000	500,000
Puerto Rico Sales Tax Finance Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DB-1194 (Tax Revenue) 144A	0.29	8-1-2057	8,100,000	8,100,000
Puerto Rico Sales Tax Finance Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DB-1195 (Tax Revenue) 144A	0.24	8-1-2057	1,000,000	1,000,000

				12,500,000

Rhode Island: 0.23%

Variable Rate Demand Note ø: 0.23%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.09	9-1-2020	1,400,000	1,400,000

South Carolina: 3.08%

Other Municipal Debt : 1.68%
South Carolina Public Service Authority Series D (Utilities Revenue)	0.11	3-11-2014	1,700,000	1,700,000
South Carolina Public Service Authority Series D (Utilities Revenue)	0.12	3-12-2014	2,300,000	2,300,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	3-3-2014	2,100,000	2,100,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	3-3-2014	4,300,000	4,300,000

				10,400,000

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2014

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.40%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.08%	8-1-2025	$2,385,000	$2,385,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.12	3-1-2032	5,180,000	5,180,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.09	11-1-2029	1,045,000	1,045,000

				8,610,000

Tennessee: 0.13%

Variable Rate Demand Note ø: 0.13%
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.12	1-1-2017	775,000	775,000

Texas: 10.15%

Other Municipal Debt : 2.84%
Dallas TX Area Rapid Transit Authority Series I (Transportation Revenue)	0.10	2-11-2014	1,300,000	1,300,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	2.00	8-28-2014	16,100,000	16,265,091

				17,565,091

Variable Rate Demand Notes ø: 7.31%
Brazos River Harbor TX Naval District BASF Corporation Project (IDR)	0.17	5-1-2036	500,000	500,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.07	8-1-2039	1,700,000	1,700,000
Dallas TX Performing Arts Cultural Facilities Corporation Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.04	9-1-2041	2,600,000	2,600,000
Houston TX Water & Sewer System Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.10	12-1-2023	1,800,000	1,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.20	4-1-2033	10,000,000	10,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.05	6-1-2041	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.05	3-1-2042	11,000,000	11,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.06	4-1-2028	5,500,000	5,500,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.34	12-15-2026	3,286,548	3,286,548
Texas PFA (Miscellaneous Revenue)	0.12	2-6-2014	2,600,000	2,600,000
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured) 144A	0.12	8-15-2029	1,155,000	1,155,000

				45,141,548

Utah: 0.19%

Variable Rate Demand Note ø: 0.19%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank LOC)	0.08	10-1-2021	1,200,000	1,200,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Municipal Money Market Fund	19

	Interest rate	Maturity date	Principal	Value

Vermont : 0.17%

Variable Rate Demand Note ø: 0.17%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.05%	10-1-2034	$1,030,000	$1,030,000

Virginia : 1.73%

Variable Rate Demand Notes ø: 1.73%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.12	5-15-2042	1,980,000	1,980,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.16	11-1-2034	5,965,000	5,965,000
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	8-15-2043	2,745,000	2,745,000

				10,690,000

Washington: 1.32%

Variable Rate Demand Notes ø: 1.32%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.16	5-1-2028	1,000,000	1,000,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit Services LOC)	0.08	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit Services LOC)	0.08	8-1-2026	2,280,000	2,280,000

				8,170,000

Wisconsin : 3.12%

Variable Rate Demand Notes ø: 3.12%
Belgium WI Trimen Industries Incorporated Project Series 2006 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.19	2-1-2026	3,385,000	3,385,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.27	11-1-2020	1,225,000	1,225,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.09	9-1-2021	785,000	785,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.10	12-1-2021	1,265,000	1,265,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.07	11-1-2020	1,140,000	1,140,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.13	12-1-2022	1,410,000	1,410,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.24	8-15-2034	3,900,000	3,900,000
Wisconsin Housing & EDA Series C (Housing Revenue)	0.39	9-1-2023	2,000,000	2,000,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, JPMorgan Chase & Company LIQ)	0.11	3-1-2015	735,000	735,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)	0.21	8-1-2019	3,420,000	3,420,000

				19,265,000

Total Municipal Obligations (Cost $615,063,036)				615,063,036

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—January 31, 2014

	Interest rate	Maturity date	Principal	Value
Other: 0.32%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) ± 144A §	0.13%	6-1-2040	$2,000,000	$2,000,000

Total Other (Cost $2,000,000)				2,000,000

Total investments in securities (Cost $617,063,036) *	99.90%	617,063,036
Other assets and liabilities, net	0.10	645,902

Total net assets	100.00%	$617,708,938

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	Security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014	Wells Fargo Advantage Municipal Money Market Fund	21

Assets
Investments in unaffiliated securities, at amortized cost	$617,063,036
Cash	81,099
Receivable for investments sold	355,000
Receivable for Fund shares sold	143,185
Receivable for interest	463,780
Receivable from adviser	312,512
Prepaid expenses and other assets	8,035

Total assets	618,426,647

Liabilities
Dividends payable	6,268
Payable for Fund shares redeemed	50,496
Distribution fees payable	91,535
Custody and accounting fees	64,966
Professional fees payable	40,155
Trustees’ fees payable	115,623
Shareholder servicing payable	137,237
Due to other related parties	141,158
Accrued expenses and other liabilities	70,271

Total liabilities	717,709

Total net assets	$617,708,938

NET ASSETS CONSIST OF
Paid-in capital	$617,781,605
Overdistributed net investment income	(115,842)
Accumulated net realized gains on investments	43,175

Total net assets	$617,708,938

COMPUTATION OF NET ASSET VALUE PRICE PER SHARE[1]
Net assets – Class A	$14,410,385
Shares outstanding – Class A	14,429,337
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$19,813,704
Shares outstanding – Institutional Class	19,819,600
Net asset value per share – Institutional Class	$1.00
Net assets – Investor Class	$150,242,338
Shares outstanding – Investor Class	150,259,454
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$149,949,521
Shares outstanding – Service Class	149,965,206
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$283,292,990
Shares outstanding – Sweep Class	283,340,426
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Money Market Fund	Statement of operations—year ended January 31, 2014

Investment income
Interest	$1,222,951

Expenses
Advisory fee	2,243,604
Administration fees
Fund level	373,934
Class A	117,439
Institutional Class	27,040
Investor Class	389,622
Service Class	181,009
Sweep Class	778,793
Shareholder servicing fees
Class A	133,453
Investor Class	388,201
Service Class	376,853
Sweep Class	884,992
Distribution fees
Sweep Class	1,238,990
Custody and accounting fees	35,204
Professional fees	7,264
Registration fees	6,573
Shareholder report expenses	10,416
Trustees’ fees and expenses	4,152
Other fees and expenses	8,772

Total expenses	7,206,311
Less: Fee waivers and/or expense reimbursements	(6,064,677)

Net expenses	1,141,634

Net investment income	81,317

Net realized gains on investments	239,289

Net increase in net assets resulting from operations	$320,606

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Municipal Money Market Fund	23

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$81,317		$115,325
Net realized gains on investments		239,289		113,431

Net increase in net assets resulting from operations		320,606		228,756

Distributions to shareholders from
Net investment income
Class A		(5,340)		(10,368)
Institutional Class		(4,423)		(10,518)
Investor Class		(15,586)		(17,115)
Service Class		(15,085)		(13,786)
Sweep Class		(35,404)		(63,538)
Net realized gains
Class A		(4,339)		(24,698)
Institutional Class		(15,583)		(5,623)
Investor Class		(43,902)		(35,564)
Service Class		(42,889)		(31,389)
Sweep Class		(88,517)		(110,783)

Total distributions to shareholders		(271,068)		(323,382)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	138,265,284	138,265,284	380,825,049	380,825,049
Institutional Class	684,213,299	684,213,299	370,760,599	370,760,599
Investor Class	55,126,333	55,126,333	56,000,653	56,000,653
Service Class	94,245,295	94,245,295	116,905,337	116,905,337
Sweep Class	1,186,007	1,186,007	5,146,101	5,146,101

		973,036,218		929,637,739

Reinvestment of distributions
Class A	8,671	8,671	33,200	33,200
Institutional Class	19,996	19,996	16,141	16,141
Investor Class	57,953	57,953	50,853	50,853
Service Class	12,046	12,046	11,259	11,259
Sweep Class	123,769	123,769	174,321	174,321

		222,435		285,774

Payment for shares redeemed
Class A	(282,270,580)	(282,270,580)	(324,516,581)	(324,516,581)
Institutional Class	(684,126,329)	(684,126,329)	(368,962,126)	(368,962,126)
Investor Class	(63,763,604)	(63,763,604)	(77,100,401)	(77,100,401)
Service Class	(93,212,666)	(93,212,666)	(87,311,550)	(87,311,550)
Sweep Class	(162,423,256)	(162,423,256)	(481,032,245)	(481,032,245)

		(1,285,796,435)		(1,338,922,903)

Net decrease in net assets resulting from capital share transactions		(312,537,782)		(408,999,390)

Total decrease in net assets		(312,488,244)		(409,094,016)

Net assets
Beginning of period		930,197,182		1,339,291,198

End of period		$617,708,938		$930,197,182

Overdistributed net investment income		$(115,842)		$(121,859)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
CLASS A	2014	2013	2012	2011[1]	2010[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.03%	0.02%	0.01%	0.08%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.82%	0.84%	0.86%
Net expenses	0.18%	0.21%	0.22%	0.35%	0.61%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.09%
Supplemental data
Net assets, end of period (000s omitted)	$14,410	$158,400	$102,082	$130,539	$149,162

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31
INSTITUTIONAL CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.04%	0.07%	0.05%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.45%
Net expenses	0.14%	0.19%	0.19%	0.20%
Net investment income	0.01%	0.04%	0.06%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$19,814	$19,709	$17,896	$106,186

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
INVESTOR CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.85%	0.89%
Net expenses	0.15%	0.22%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$150,242	$158,812	$179,884	$209,041

1.	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	27

(For a share outstanding throughout each period)

	Year ended January 31
SERVICE CLASS	2014	2013	2012	2011[1]	2010[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.03%	0.02%	0.01%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.72%	0.64%	0.56%
Net expenses	0.15%	0.22%	0.21%	0.35%	0.46%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.23%
Supplemental data
Net assets, end of period (000s omitted)	$149,950	$148,896	$119,313	$96,341	$154,410

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2014	2013	2012	2011[1]	2010[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.03%	0.02%	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.18%	1.17%	1.15%
Net expenses	0.15%	0.23%	0.23%	0.35%	0.63%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$283,293	$444,380	$920,116	$3,233,532	$3,527,022

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

2.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Municipal Money Market Fund	29

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

30	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At January 31, 2014, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized gains on investments
$538	$(538)

As of January 31, 2014, the Fund had $1,316 of current year deferred post-October capital losses, which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Notes to financial statements	Wells Fargo Advantage Municipal Money Market Fund	31

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended January 31, 2014, the advisory fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.20% for Institutional Class shares, 0.64% for Investor Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets for Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

32	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2014 and January 31, 2013 were as follows:

	Year ended January 31,
	2014	2013
Ordinary income	$91,614	$79,164
Tax-exempt income	75,828	115,325
Long-term capital gain	103,626	128,893

As of January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain	Post-October capital losses deferred
$44,491	($1,316)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage Municipal Money Market Fund	33

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Municipal Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Municipal Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

34	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $103,626 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2014.

For the fiscal year ended January 31, 2014, $91,604 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2014.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

36	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviations	Wells Fargo Advantage Municipal Money Market Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability Limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com . Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222982 03-14 A308/AR308 1-14

Wells Fargo Advantage

National Tax-Free Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high- quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage National Tax-Free Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

During the 12-month period that ended January 31, 2014, the municipal money market space continued to experience the effect of the Federal Reserve’s (Fed’s) accommodative interest-rate policy, which has kept yields at depressed levels for the past few years. Supply constraints were a challenge because many issuers continued to adjust their debt profiles in favor of longer-term securities at the expense of the types of short-term variable-rate structures preferred by money market investors. Many issuers have also remained reluctant to add new debt despite slowly improving economic conditions, and municipalities have generally maintained a fiscally conservative approach in restoring spending on social services, education, and infrastructure projects in the postrecession environment. The continuation of these fiscal austerity policies resulted in less net supply in the municipal sector overall and particularly in municipal money market eligible securities, such as variable-rate demand notes (VRDNs), commercial paper, and notes. Additionally, uncertainty surrounding the implementation of regulatory policies, such as the Volcker Rule and the Basel III liquidity coverage ratio, continued to weigh on the municipal money market sector during the period.

While new issue supply remained light, demand for overnight and weekly puttable securities, such as VRDNs and tender option bonds (TOBs), remained consistently strong. VRDNs and TOBs were attractive to both traditional and nontraditional municipal money market investors for their liquidity features despite the persistent low rates throughout the period. Yields in the municipal money markets remained under pressure, and taxable-equivalent yields also were stubbornly low. The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index1, an index of seven-day VRDNs, averaged 0.09% during the 12-month period, down from an average of 0.17% the previous period. Rates on these securities tracked the typical seasonal demand pattern, beginning the period at 0.10% and peaking at 0.23% on April 17, 2013. When tax-season-related outflows abated, the SIFMA index began a slow and steady drop to the low single digits for the greater part of the period, setting a record low of 0.03% on January 8, 2014.

In the fixed-rate space, yields on commercial paper with maturities between 30 and 90 days tracked a few basis points lower on average throughout the period in sympathy with rates on daily and weekly floaters. Yields on 30-day and 60-day high-grade commercial paper joined variable rates in the single-digit yields, dropping to the 0.08% to 0.09% range by the end of the 12-month period from the 0.11% to 0.12% range the previous period. Because of the significant improvement in state and municipal balance sheets during the period, the level of cash flow note borrowing during the period dropped roughly 13% to $53 billion from $61 billion the previous period. The large drop in issuance was mostly due to large reductions in note sizes from traditional borrowers such as California and Texas, whose cash-flow needs dropped 45% and 27%, respectively, from the previous period. While this is welcome news from a credit perspective, it resulted in less supply for municipal money market investors. Accordingly, yields on one-year high-grade notes dropped from roughly 0.20% at the beginning of the period to 0.17% by the end of the period.

During the period, we maintained an emphasis on overall portfolio liquidity and principal stability in our portfolios in recognition of the persistently low absolute-yield environment. As such, we relied on VRDNs and TOBs with daily and weekly tenders in an attempt to maintain a lower-than-peer weighted average maturity. Despite the growing popularity of longer-dated structures, such as callable commercial paper and floating-rate notes, we preferred traditional high-grade fixed-rate notes, commercial paper, and pre-refunded bonds as a means for strategically extending the maturity profiles of our funds.

Strategic outlook

Based on forward guidance provided by the Fed, we anticipate that yields in the money market space will remain extraordinarily low for the near future despite the expected tapering of the Fed’s asset-purchase program throughout the year. Additionally, we believe uncertainty surrounding regulatory and fiscal policy will continue to weigh on the markets, thereby affecting the absolute level of interest rates and supply. We continue to believe that our portfolio strategy, with its emphasis on capital preservation and portfolio liquidity, will provide the necessary flexibility to meet the Fund’s objectives.

1.	The SIFMA Municipal Swap Index, produced by Municipal Market Data (MMD), is a seven-day high-grade market index composed of tax-exempt variable-rate demand obligations from MMD’s extensive database. You cannot invest directly in an index.

This page is intentionally left blank.

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

David D. Sylvester

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (NWMXX)	7-28-2003	0.02	0.03	1.00	0.63	0.63
Administrator Class (WNTXX)	4-8-2005	0.02	0.06	1.17	0.36	0.30
Institutional Class (WFNXX)	11-8-1999	0.02	0.10	1.26	0.24	0.20
Service Class (MMIXX)	8-3-1993	0.02	0.04	1.10	0.53	0.45
Sweep Class	6-30-2010	0.02	0.03	1.00	0.98	0.98

Fund yield summary[3] (%) as of January 31, 2014	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

Revenue source distribution[4] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
26 days

Weighted average final maturity[7] as of January 31, 2014
26 days

Effective maturity distribution[5] as of January 31, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.54)%, (0.27)%, (0.15)%, (0.44)%, and (0.89)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Revenue source distribution is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Administrator Class
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Institutional Class
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Service Class
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%
Sweep Class
Actual	$1,000.00	$1,000.10	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.75	$0.46	0.09%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	9

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/nationaltaxfreemoneymarket.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 99.29%

Alabama: 2.33%

Variable Rate Demand Notes ø: 2.33%
Tuscaloosa County AL IDA Gulf Opportunity Zone (IDR, Bank of Nova Scotia LOC)	0.04%	12-1-2027 to 4-1-2028	$25,000,000	$25,000,000	0.72%
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-G (IDR, Bank of Nova Scotia LOC)	0.04	4-1-2028	20,000,000	20,000,000	0.58
Other securities				35,770,000	1.03

				80,770,000	2.33

Arizona: 2.14%

Other Municipal Debt: 0.50%
Other securities				17,463,475	0.50

Variable Rate Demand Notes ø: 1.64%
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	7-1-2024	35,055,000	35,055,000	1.01
Other securities				21,635,000	0.63

				56,690,000	1.64

California: 14.71%

Other Municipal Debt: 2.34%
California RAN Series 2013 A-1 (Miscellaneous Revenue)	2.00	5-28-2014	12,100,000	12,167,771	0.35
California RAN Series 2013 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	21,100,000	21,242,954	0.61
Other securities				47,792,499	1.38

				81,203,224	2.34

Variable Rate Demand Notes ø: 12.37%
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.04	11-1-2040	81,610,000	81,610,000	2.35
California Statewide CDA (Various Revenue) µ	0.04-0.05	8-15-2032 to 12-1-2036	18,140,000	18,140,000	0.52
California HFFA (Health Revenue ) µ	0.03	7-1-2033 to 10-1-2040	22,700,000	22,700,000	0.65
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.03	7-1-2034	15,590,000	15,590,000	0.45
California Series 2004-B3 (GO, Citibank NA LOC)	0.04	5-1-2034	10,500,000	10,500,000	0.30
California Series 2005-A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.03	5-1-2040	20,500,000	20,500,000	0.59
East Bay CA Municipal Wastewater Systems Series 2008-C (Water & Sewer Revenue, Bank of New York Mellon SPA)	0.03	6-1-2027	19,190,000	19,190,000	0.55
Elsinore Valley CA Municipal Water District COP Series 2008-B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.05	7-1-2035	16,025,000	16,025,000	0.46
Metropolitan Water District Southern California Waterworks Revenue Series A-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.03	7-1-2023	15,600,000	15,600,000	0.45

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Orange County CA Apartment Development Revenue Issue G Series 2 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05%	11-15-2028	$20,000,000	$20,000,000	0.58%
San Diego County CA Regional Transportation Community Limited Tax Series 2008-A (Tax Revenue, JPMorgan Chase & Company SPA)	0.04	4-1-2038	25,000,000	25,000,000	0.72
Santa Clara County CA Valley Transportation Authority Series D (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.03	4-1-2036	17,275,000	17,275,000	0.50
Other securities				146,815,000	4.25

				428,945,000	12.37

Colorado: 1.34%

Variable Rate Demand Notes ø: 1.34%
Other securities				46,335,000	1.34

Connecticut: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				6,000,000	0.17

Delaware: 0.23%

Variable Rate Demand Notes ø: 0.23%
Other securities				8,000,000	0.23

District of Columbia: 0.59%

Other Municipal Debt: 0.27%
Other securities				9,411,841	0.27

Variable Rate Demand Notes ø: 0.32%
Other securities				10,985,000	0.32

Florida: 8.64%

Other Municipal Debt: 1.20%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.09	2-6-2014	19,680,000	19,680,000	0.57
Other securities				21,800,000	0.63

				41,480,000	1.20

Variable Rate Demand Notes ø: 7.44%
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.08	3-1-2021	93,010,000	93,010,000	2.68
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.25	10-1-2038	43,990,000	43,990,000	1.27
Other securities				120,975,000	3.49

				257,975,000	7.44

Georgia: 1.63%

Other Municipal Debt: 0.21%
Other securities				7,300,000	0.21

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø: 1.42%
Other securities				$49,285,000	1.42%

Hawaii: 0.19%

Variable Rate Demand Notes ø: 0.19%
Other securities				6,665,000	0.19

Idaho: 0.56%

Variable Rate Demand Notes ø: 0.56%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.05%	12-1-2029	$19,420,000	19,420,000	0.56

Illinois: 6.82%

Other Municipal Debt: 0.73%
Illinois Finance Authority Loyola University of Chicago Finance Program (Education Revenue)	0.09	2-4-2014	15,900,000	15,900,000	0.46
Other securities				9,500,000	0.27

				25,400,000	0.73

Variable Rate Demand Notes ø: 6.09%
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	28,800,000	28,800,000	0.83
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	14,250,000	14,250,000	0.41
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA)	0.05	1-1-2031	59,870,000	59,870,000	1.73
Other securities				108,060,000	3.12

				210,980,000	6.09

Indiana: 2.02%

Other Municipal Debt: 0.25%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25	1-6-2015	8,500,000	8,578,207	0.25

Variable Rate Demand Notes ø: 1.77%
Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	7-1-2023	26,140,000	26,140,000	0.75
Purdue University Indiana Student Facilities System Series C (Education Revenue)	0.03	7-1-2032	17,335,000	17,335,000	0.50
Other securities				17,920,000	0.52

				61,395,000	1.77

Iowa: 1.31%

Variable Rate Demand Notes ø: 1.31%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.06	6-1-2039	34,000,000	34,000,000	0.98
Other securities				11,335,000	0.33

				45,335,000	1.31

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Kansas: 0.26%

Variable Rate Demand Notes ø: 0.26%
Other securities				$9,000,000	0.26%

Kentucky: 0.57%

Other Municipal Debt: 0.09%
Other securities				3,213,184	0.09

Variable Rate Demand Notes ø: 0.48%
Other securities				16,660,000	0.48

Louisiana: 0.87%

Variable Rate Demand Notes ø: 0.87%
Other securities				30,215,000	0.87

Maryland: 0.93%

Variable Rate Demand Notes ø: 0.93%
Other securities				32,130,000	0.93

Massachusetts: 3.74%

Other Municipal Debt: 0.90%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	2.00%	6-26-2014	$31,000,000	31,223,628	0.90

Variable Rate Demand Notes ø: 2.84%
Massachusetts HEFA Tufts University Project Series N-1 (Education Revenue, U.S. Bank NA SPA)	0.03	8-15-2040	20,700,000	20,700,000	0.60
University of Massachusetts Building Authority Project Senior Series 2008-1 (Education Revenue, JPMorgan Chase & Company SPA)	0.06	5-1-2038	31,700,000	31,700,000	0.91
University of Massachusetts Building Authority Project Senior Series 2011-2 (Education Revenue) (i)	0.13	11-1-2034	13,860,000	13,860,000	0.40
Other securities				32,110,000	0.93

				98,370,000	2.84

Michigan: 0.62%

Variable Rate Demand Notes ø: 0.62%
Other securities				21,375,000	0.62

Minnesota: 3.15%

Other Municipal Debt: 0.41%
Other securities				14,116,294	0.41

Variable Rate Demand Notes ø: 2.74%
Other securities				95,150,000	2.74

Mississippi: 1.53%

Variable Rate Demand Notes ø: 1.53%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.04	12-1-2030	21,500,000	21,500,000	0.62

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	004%	11-1-2018	$31,560,000	$31,560,000	0.91%

				53,060,000	1.53

Missouri: 0.31%

Other Municipal Debt: 0.11%
Other securities				4,035,246	0.11

Variable Rate Demand Notes ø: 0.20%
Other securities				6,875,000	0.20

Nevada: 0.21%

Variable Rate Demand Notes ø: 0.21%
Other securities				7,155,000	0.21

New Hampshire: 0.95%

Variable Rate Demand Notes ø: 0.95%
Other securities				32,815,000	0.95

New Jersey: 0.85%

Variable Rate Demand Notes ø: 0.85%
Other securities				29,430,000	0.85

New York: 6.79%

Other Municipal Debt: 1.18%
Smithtown NY Central School District TAN Series 2013-2014 (GO)	1.50	6-30-2014	25,000,000	25,135,035	0.72
Other securities				15,929,736	0.46

				41,064,771	1.18

Variable Rate Demand Notes ø: 5.61%
New York Dormitory Authority Series12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	11-15-2026	23,300,000	23,300,000	0.67
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.04	6-15-2025	15,340,000	15,340,000	0.44
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.04	6-15-2038	35,400,000	35,400,000	1.02
New York NY Series 2013-A-2 (GO, Mizuho Corporate Bank LOC)	0.05	10-1-2038	15,460,000	15,460,000	0.45
New York NY Transitional Finance Authority Tax Exempt Subordinate Future Tax Secured Bonds Fiscal 2013 Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.03	11-1-2041	28,935,000	28,935,000	0.84
Other securities				75,965,000	2.19

				194,400,000	5.61

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

North Carolina: 0.61%

Variable Rate Demand Notes ø: 0.61%
Other securities				$21,290,000	0.61%

North Dakota: 1.56%

Other Municipal Debt: 1.31%
Mercer County ND Pollution Control Basin Electric Power Cooperative Antelope Valley Unit 1 & Common Facilities Series 2009 (Miscellaneous Revenue)	0.15%	3-13-2014	$42,400,000	42,400,000	1.22
Other securities				3,006,935	0.09

				45,406,935	1.31

Variable Rate Demand Notes ø: 0.25%
Other securities				8,815,000	0.25

Ohio: 3.01%

Variable Rate Demand Notes ø: 3.01%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue) 144A	0.07	1-1-2038	76,385,000	76,385,000	2.20
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue) 144A	0.09	12-1-2043	4,400,000	4,400,000	0.13
Ohio Higher Educational Facilities Commission Cleveland Clinic Health Systems Series 2013-B-3 (Health Revenue, U.S. Bank NA LIQ)	0.04	1-1-2039	20,900,000	20,900,000	0.60
Other securities				2,810,000	0.08

				104,495,000	3.01

Oklahoma: 0.11%

Variable Rate Demand Notes ø: 0.11%
Other securities				3,700,000	0.11

Other: 3.18%

Variable Rate Demand Notes ø: 3.18%
Clipper Tax-Exempt Certificate Trust Series COP Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	2-15-2028	81,466,000	81,466,000	2.35
Clipper Tax-Exempt Certificate Trust Series COP Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	4-1-2019	28,780,000	28,780,000	0.83

				110,246,000	3.18

Pennsylvania: 3.90%

Variable Rate Demand Notes ø: 3.90%
Pennsylvania Royal Bank of Canada Municipal Products Incorporated Trust Certificates (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	5-1-2014 to 12-1-2041	45,580,000	45,580,000	1.31

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Other securities				$89,610,000	2.59%

				135,190,000	3.90

Puerto Rico: 1.69%

Variable Rate Demand Notes ø: 1.69%
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1194 (Tax Revenue) 144A	0.29%	8-1-2057	$36,550,000	36,550,000	1.05
Puerto Rico Sales Tax Financing Corporation Deutsche Bank Spears Lifers Trust (Tax Revenue) 144Aµ	0.24-0.29	8-1-2041 to 8-1-2057	21,930,000	21,930,000	0.64

				58,480,000	1.69

Rhode Island: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				5,800,000	0.17

South Carolina: 2.29%

Other Municipal Debt: 1.71%
York County SC PCR Series 2000-B (Utilities Revenue)	0.25	3-3-2014	14,100,000	14,100,000	0.40
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	3-3-2014	22,200,000	22,200,000	0.64
Other securities				23,051,000	0.67

				59,351,000	1.71

Variable Rate Demand Notes ø: 0.58%
Other securities				20,120,000	0.58

South Dakota: 0.76%

Variable Rate Demand Notes ø: 0.76%
Other securities				26,385,000	0.76

Tennessee: 1.11%

Variable Rate Demand Notes ø: 1.11%
Other securities				38,385,000	1.11

Texas: 10.08%

Other Municipal Debt: 3.29%
Texas TRAN Series 2013 (Miscellaneous Revenue)	2.00	8-28-2014	87,030,000	87,923,106	2.53
Other securities				26,139,022	0.76

				114,062,128	3.29

Variable Rate Demand Notes ø: 6.79%
Dallas TX Performing Arts Cultural Facilities Corporation Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.04	9-1-2041	17,570,000	17,570,000	0.51
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	10-1-2018	15,000,000	15,000,000	0.43
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.05	6-1-2041	45,000,000	45,000,000	1.30

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.05%	3-1-2042	$32,500,000	$32,500,000	0.94%
Other securities				125,585,138	3.61

				235,655,138	6.79

Utah: 0.28%

Variable Rate Demand Notes ø: 0.28%
Other securities				9,675,000	0.28

Vermont: 0.47%

Variable Rate Demand Notes ø: 0.47%
Other securities				16,205,000	0.47

Virginia: 0.88%

Variable Rate Demand Notes ø: 0.88%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.12	5-15-2042	18,335,000	18,335,000	0.53
Other securities				12,290,000	0.35

				30,625,000	0.88

Washington: 1.01%

Variable Rate Demand Notes ø: 1.01%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Floater Series 3090 (Water & Sewer Revenue, AGM Insured) 144A	0.04	1-1-2039	17,890,000	17,890,000	0.52
Other securities				17,165,000	0.49

				35,055,000	1.01

Wisconsin: 3.26%

Other Municipal Debt: 0.06%
Other securities				2,259,270	0.06

Variable Rate Demand Notes ø: 3.20%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank LOC)	0.05	5-1-2037	30,000,000	30,000,000	0.87
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	5-1-2020	26,755,000	26,755,000	0.77
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.24	8-15-2034	20,310,740	20,310,740	0.59
Other securities				33,750,000	0.97

				110,815,740	3.20

Wyoming: 1.46%

Variable Rate Demand Notes ø: 1.46%
Wyoming Student Loan Corporation Series 2010-A-2 (Education Revenue, Royal Bank of Canada LOC)	0.04	4-1-2039	26,215,000	26,215,000	0.76

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Security name	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Other securities	$24,345,000	0.70%

	50,560,000	1.46

Total Municipal Obligations (Cost $3,442,481,081)	3,442,481,081	99.29

Other: 0.17%
Other securities (Cost $6,000,000)	6,000,000	0.17

Total investments in securities (Cost $3,448,481,081) *	3,448,481,081	99.46%
Other assets and liabilities, net	18,772,486	0.54

Total net assets	$3,467,253,567	100.00%

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of assets and liabilities—January 31, 2014

Assets
Investments in unaffiliated securities, at amortized cost	$3,448,481,081
Cash	76,534
Receivable for investments sold	137,357,014
Receivable for Fund shares sold	649,577
Receivable for interest	2,355,059
Receivable from adviser	744,941
Prepaid expenses and other assets	10,778

Total assets	3,589,674,984

Liabilities
Dividends payable	20,361
Payable for investments purchased	121,320,098
Payable for Fund shares redeemed	26,552
Distribution fees payable	190,537
Due to other related parties	517,395
Accrued expenses and other liabilities	346,474

Total liabilities	122,421,417

Total net assets	$3,467,253,567

NET ASSETS CONSIST OF
Paid-in capital	$3,467,193,089
Undistributed net investment income	18
Accumulated net realized gains on investments	60,460

Total net assets	$3,467,253,567

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$203,609,068
Shares outstanding – Class A	203,588,171
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$214,787,966
Shares outstanding – Administrator Class	214,770,823
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$2,292,160,040
Shares outstanding – Institutional Class	2,291,994,910
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$166,178,003
Shares outstanding – Service Class	166,158,405
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$590,518,490
Shares outstanding – Sweep Class	590,473,220
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	19

Investment income
Interest	$4,159,311

Expenses
Advisory fee	3,380,257
Administration fees
Fund level	1,690,129
Class A	538,165
Administrator Class	218,815
Institutional Class	1,697,296
Service Class	252,638
Sweep Class	1,286,273
Shareholder servicing fees
Class A	611,551
Administrator Class	213,481
Service Class	517,552
Sweep Class	1,461,674
Distribution fees
Sweep Class	2,046,343
Custody and accounting fees	152,630
Professional fees	31,705
Registration fees	69,936
Shareholder report expenses	63,142
Trustees’ fees and expenses	10,015
Other fees and expenses	55,315

Total expenses	14,296,917
Less: Fee waivers and/or expense reimbursements	(10,497,154)

Net expenses	3,799,763

Net investment income	359,548

Net realized gains on investments	237,201

Net increase in net assets resulting from operations	$596,749

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of changes in net assets

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$359,548		$563,831
Net realized gains on investments		237,201		236,425

Net increase in net assets resulting from operations		596,749		800,256

Distributions to shareholders from
Net investment income
Class A		(24,460)		(38,671)
Administrator Class		(21,880)		(25,965)
Institutional Class		(233,694)		(391,890)
Service Class		(21,051)		(50,489)
Sweep Class		(58,463)		(56,816)
Net realized gains
Class A		(11,484)		(32,184)
Administrator Class		(11,127)		(29,199)
Institutional Class		(115,540)		(265,452)
Service Class		(9,109)		(33,722)
Sweep Class		(31,099)		(70,458)

Total distributions to shareholders		(537,907)		(994,846)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	373,675,495	373,675,495	248,151,531	248,151,531
Administrator Class	140,800,710	140,800,710	119,679,528	119,679,528
Institutional Class	9,329,657,161	9,329,657,161	10,744,876,640	10,744,876,640
Service Class	307,622,873	307,622,873	747,042,100	747,042,100
Sweep Class	2,079,638,849	2,079,638,849	2,007,681,824	2,007,681,824

		12,231,395,088		13,867,431,623

Reinvestment of distributions
Class A	35,562	35,562	70,341	70,341
Administrator Class	29,303	29,303	49,433	49,433
Institutional Class	59,678	59,678	145,456	145,456
Service Class	9,561	9,561	18,147	18,147
Sweep Class	89,241	89,241	127,274	127,274

		223,345		410,651

Payment for shares redeemed
Class A	(454,147,788)	(454,147,788)	(483,073,761)	(483,073,761)
Administrator Class	(152,129,499)	(152,129,499)	(174,757,279)	(174,757,279)
Institutional Class	(9,149,773,982)	(9,149,773,982)	(11,668,997,525)	(11,668,997,525)
Service Class	(405,521,815)	(405,521,815)	(1,156,368,847)	(1,156,368,847)
Sweep Class	(2,088,743,165)	(2,088,743,165)	(1,974,813,919)	(1,974,813,919)

		(12,250,316,249)		(15,458,011,331)

Net decrease in net assets resulting from capital share transactions		(18,697,816)		(1,590,169,057)

Total decrease in net assets		(18,638,974)		(1,590,363,647)

Net assets
Beginning of period		3,485,892,541		5,076,256,188

End of period		$3,467,253,567		$3,485,892,541

Undistributed net investment income		$18		$18

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	21

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
CLASS A	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.02%	0.01%	0.05%	1.32%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.62%	0.61%	0.67%	0.67%
Net expenses	0.12%	0.18%	0.19%	0.32%	0.46%	0.67%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.05%	1.27%
Supplemental data
Net assets, end of period (000s omitted)	$203,609	$284,041	$518,949	$945,917	$1,018,470	$1,568,362

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.02%	0.04%	0.18%	1.68%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.40%	0.40%
Net expenses	0.11%	0.18%	0.18%	0.29%	0.31%	0.32%
Net investment income	0.01%	0.01%	0.01%	0.04%	0.18%	1.63%
Supplemental data
Net assets, end of period (000s omitted)	$214,788	$226,083	$281,128	$361,735	$419,954	$517,520

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	23

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.03%	0.04%	0.12%	0.27%	1.78%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.25%	0.29%	0.28%
Net expenses	0.11%	0.17%	0.16%	0.20%	0.23%	0.22%
Net investment income	0.01%	0.02%	0.03%	0.13%	0.28%	1.77%
Supplemental data
Net assets, end of period (000s omitted)	$2,292,160	$2,112,183	$3,036,275	$2,888,542	$2,048,774	$2,381,083

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SERVICE CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.02%	0.01%	0.10%	1.52%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.53%	0.58%	0.57%
Net expenses	0.12%	0.19%	0.18%	0.32%	0.40%	0.47%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.12%	1.47%
Supplemental data
Net assets, end of period (000s omitted)	$166,178	$264,063	$673,405	$651,984	$1,055,420	$1,875,018

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	25

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.98%	0.98%
Net expenses	0.11%	0.18%	0.14%	0.32%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$590,518	$599,523	$566,501	$4,992

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements	Wells Fargo Advantage National Tax-Free Money Market Fund	27

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2014, the Fund had $4,032 of current year deferred post-October capital losses, which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory Fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

28	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to financial statements

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended January 31, 2014 and January 31, 2013 were as follows:

	Year ended January 31
	2014	2013
Ordinary income	$95,130	$303,205
Tax-exempt income	359,548	563,724
Long-term capital gain	83,229	127,917

As of January 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Undistributed long-term gain	Post-October capital losses deferred
$20,382	$64,496	$(4,032)

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Advantage National Tax-Free Money Market Fund	29

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and summary portfolio of investments, of the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and each of the years in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage National Tax-Free Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

30	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $83,229 was designated as long-term capital gain distributions for the fiscal year ended January 31, 2014.

For the fiscal year ended January 31, 2014, $91,096 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended January 31, 2014.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

32	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

List of abbreviation	Wells Fargo Advantage National Tax-Free Money Market Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222983 03-14 A309/AR309 1-14

Wells Fargo Advantage

Treasury Plus Money Market Fund

Annual Report

January 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of January 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Treasury Plus Money Market Fund for the 12-month period that ended January 31, 2014. The past 12 months were marked by accommodative monetary policy that kept short-term yields low, regulatory uncertainty stemming from proposed changes to Rule 2a-7, and political uncertainty over the U.S. federal debt limit. Despite the challenges of low yields, limited supply, and regulatory uncertainty, investor enthusiasm for high-quality, liquid investments remained strong.

Low interest rates remained a challenge for investors.

Short-term interest rates remained anchored near zero over the past year, mainly because the Federal Reserve (Fed) continued its near-zero-interest-rate policy. The Fed has indicated that it intends to maintain this policy at least as long as the unemployment rate remains above 6.5% and the outlook for inflation is no higher than 2.5%.

Less supply of short-term investment securities also held down yields. By midyear, dealer firms had begun reducing their holdings of U.S. Treasury securities in preparation for upcoming changes in bank capital requirements. This was the beginning of an important trend in holding down yields because dealer inventories of government securities affect repurchase agreement (repo) yields—repos being a significant component of taxable money market fund portfolios. In addition, the repo market shrank by $500 billion in 2013 to $2.2 trillion, with most of the decline occurring in the last part of 2013 after the announcement of Basel III banking regulations.

A new product for money market investors, the 2-year U.S. Treasury floating-rate notes (FRNs), debuted in January 2014. The interest rate on these FRNs resets daily based on the yield of the most recent 3-month Treasury bill (T-bill) auction, plus or minus a spread determined at the FRN auction. These FRNs did not provide new supply but largely replaced T-bill issuance.

Money market regulations remained under review.

The U.S. Securities and Exchange Commission (SEC) proposed in June 2013 to revise the rules governing money market funds as part of its ongoing effort to reduce the risk of significant redemptions in money market funds. Its proposals were the following: Under a first alternative, prime institutional money market funds would be required to transact at a variable, market-based net asset value (NAV) rather than maintain a $1.00 stable share price. Under a second alternative, money market funds would continue to transact at a stable share price but would be able to impose liquidity fees (a 2% fee on redemptions) or redemption gates (a temporary suspension of redemptions) when a fund’s liquidity falls below a certain level. The SEC also considered a combination of liquidity fees, redemption gates, and a variable NAV. The proposal also included additional diversification, disclosure, and other measures that would apply under either alternative. As of January 31, 2014, the SEC has not issued a final rule. As we gain clarity in the coming months regarding potential changes to the regulation of money market funds, we will provide further communication to you about them.

Letter to shareholders (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Treasury Plus Money Market Fund	Money market overview (unaudited)

This portfolio manager commentary for the Fund covers the 12-month period that ended January 31, 2014.

Overview

The Fund’s fiscal year that ended January 31, 2014, was characterized by a continuation of extremely low interest rates and an expectation that rates would remain low for an extended period of time. Although a number of factors contributed to keeping interest rates low, the primary factor was the Federal Reserve’s (Fed) commitment to maintaining an extremely accommodative monetary stance.

There was little change in the yield on 3-month Treasury bills (T-bills) from the prior fiscal year. Its yield declined from an average of 8 basis points (bps; 100 bps equals 1.00%) in the prior fiscal year to 5 bps in the 12-month period that ended January 31, 2014.

One of the factors exerting downward pressure on interest rates was the end of the Fed’s Operation Twist, which had been in place the previous fiscal year and involved the Fed effectively lengthening the average maturity of its portfolio by purchasing U.S. Treasury securities with longer maturities while selling a like amount of similar securities with shorter maturities. Although the program was designed to stimulate the economy by keeping long-term interest rates low, it had the counterintuitive effect of increasing short-term rates. The mechanism for this effect was a buildup of U.S. Treasury security inventories on the balance sheets of primary government securities dealers—the primary purchasers of the Fed’s shorter-maturity securities. As the securities accumulated at the primary dealers, pending their eventual sale to investors, they added to the supply of collateral available in the repurchase agreement (repo) market, gradually pushing overnight repo rates higher in the prior fiscal year. When Operation Twist ended, the absence of its attendant excess repo collateral pushed repo rates back down in the current fiscal year. As measured by the Depository Trust & Clearing Corporation U.S. Treasury Repo Index1, repo rates averaged 9 bps in the fiscal year that ended January 31, 2012; rose to 21 bps in the fiscal year that ended January 31, 2013 (the year of Operation Twist); and fell again to 9 bps in the current fiscal year.

In addition, various domestic and international regulatory initiatives have encouraged large banks to continue to reduce their leverage and left them with smaller portfolios to fund in the repo market, thereby shrinking supply in that market and pressuring rates lower. Other regulatory changes have added to the demand from banks and other financial market participants for low-risk assets, especially U.S. Treasury securities. This incremental demand helped keep T-bill yields low.

Our investment strategy remained consistent throughout the period: We invested in T-bills, U.S. Treasury notes, and Treasury collateralized repos while taking into account the Fund’s overall level of liquidity and average maturity.

Strategic outlook

As we look to the next fiscal year, many uncertainties remain for money market funds and the money market industry. Regulators continue to discuss the potential for further changing the standards and practices for money market funds. From a market perspective, the Fed has been quite clear in its intent to keep interest rates low for an extended period that continues beyond the upcoming fiscal year. Eventually, however, we believe interest rates will begin to normalize, and after a number of years of near-zero rates, the adjustment process may not be smooth. In the face of these challenges, we believe that our portfolio strategy, with its focus on capital preservation and portfolio liquidity, will enable the Fund to continue to meet its objectives.

1.	The Depository Trust & Clearing Corporation U.S. Treasury Repo Index tracks the average daily interest rate paid for the most-traded general collateral finance repurchase agreements (commonly referred to as “repo contracts”) for U.S. Treasury securities. You cannot invest directly in an index.

This page is intentionally left blank.

6	Wells Fargo Advantage Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

David D. Sylvester

Laurie White

Average annual total returns1 (%) as of January 31, 2014

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.01	0.01	1.30	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.01	0.01	1.44	0.35	0.35
Institutional Class (PISXX)	8-11-1995	0.01	0.02	1.51	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.01	0.01	1.37	0.52	0.45
Sweep Class	6-30-2010	0.01	0.01	1.30	0.97	0.97

Fund yield summary[3] (%) as of January 31, 2014	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website – wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectuses.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	7

Portfolio composition[4] as of January 31, 2014

Effective maturity distribution[5] as of January 31, 2014

Weighted average maturity[6] as of January 31, 2014
46 days

Weighted average final maturity[7] as of January 31, 2014
46 days

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through May 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.56)%, (0.29)%, (0.17)%, (0.46)%, and (0.91)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

4.	Portfolio composition is subject to change and is calculated based on the total investments of the Fund.

5.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

6.	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less.

7.	Weighted Average Final Maturity (WAFM): WAFM is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAFM allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAFM is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAFM of 120 calendar days or less.

8	Wells Fargo Advantage Treasury Plus Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from August 1, 2013 to January 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 8-1-2013	Ending account value 1-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.07	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%
Administrator Class
Actual	$1,000.00	$1,000.07	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%
Institutional Class
Actual	$1,000.00	$1,000.07	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%
Service Class
Actual	$1,000.00	$1,000.07	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%
Sweep Class
Actual	$1,000.00	$1,000.07	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	$0.26	0.05%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Treasury Plus Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 42.16%
Bank of Nova Scotia, dated 1-31-2014, maturity value $900,002,250 (1)	0.03%	2-3-2014	$900,000,000	$900,000,000
Barclays Capital Incorporated, dated 1-28-2014, maturity value $250,000,972 (2)	0.02	2-4-2014	250,000,000	250,000,000
Barclays Capital Incorporated, dated 1-31-2014, maturity value $377,925,945 (3)	0.03	2-3-2014	377,925,000	377,925,000
Barclays Capital Incorporated, dated 1-2-2014, maturity value $100,002,667 (4)¢±§	0.03	2-3-2014	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 1-31-2014, maturity value $400,001,000 (5)	0.03	2-3-2014	400,000,000	400,000,000
Credit Agricole, dated 1-30-2014, maturity value $250,001,458 (6)	0.03	2-6-2014	250,000,000	250,000,000
Credit Agricole, dated 1-31-2014, maturity value $200,000,500 (7)	0.03	2-3-2014	200,000,000	200,000,000
Credit Agricole, dated 1-31-2014, maturity value $250,001,458 (8)	0.03	2-7-2014	250,000,000	250,000,000
Deutsche Bank Securities, dated 1-31-2014, maturity value $750,001,875 (9)	0.03	2-3-2014	750,000,000	750,000,000
Goldman Sachs & Company, dated 1-31-2014, maturity value $100,000,083 (10)	0.01	2-3-2014	100,000,000	100,000,000
JPMorgan Securities, dated 1-2-2014, maturity value $625,016,667 (11)¢±§	0.03	2-3-2014	625,000,000	625,000,000
Merrill Pierce Fenner Smith Incorporated, dated 1-31-2014, maturity value $125,000,208 (12)	0.02	2-3-2014	125,000,000	125,000,000
SG Americas Securities LLC, dated 1-31-2014, maturity value $1,000,002,500 (13)	0.03	2-3-2014	1,000,000,000	1,000,000,000
Societe Generale NY, dated 1-29-2014, maturity value $250,000,972 (14)	0.02	2-5-2014	250,000,000	250,000,000

Total Repurchase Agreements (Cost $5,577,925,000)				5,577,925,000

Treasury Debt: 57.61%
U.S. Treasury Bill (z)	0.05	2-6-2014	500,000,000	499,998,012
U.S. Treasury Bill (z)	0.06	4-3-2014	600,000,000	599,936,575
U.S. Treasury Bill (z)	0.07	2-13-2014	850,000,000	849,982,778
U.S. Treasury Bill (z)	0.07	3-13-2014	450,000,000	449,966,142
U.S. Treasury Bill (z)	0.07	3-20-2014	350,000,000	349,969,266
U.S. Treasury Bill (z)	0.07	3-27-2014	650,000,000	649,937,004
U.S. Treasury Bill (z)	0.08	2-20-2014	650,000,000	649,975,503
U.S. Treasury Bill (z)	0.08	2-27-2014	500,000,000	499,972,500
U.S. Treasury Bill (z)	0.08	3-6-2014	600,000,000	599,958,646
U.S. Treasury Note	0.25	3-31-2014	100,000,000	100,022,177
U.S. Treasury Note	1.25	3-15-2014	230,000,000	230,302,076
U.S. Treasury Note	1.25	4-15-2014	100,000,000	100,224,974
U.S. Treasury Note	1.88	4-30-2014	245,000,000	246,037,790
U.S. Treasury Note	2.38	8-31-2014	986,000,000	998,516,479
U.S. Treasury Note	4.00	2-15-2014	303,505,000	303,892,183
U.S. Treasury Note	4.25	11-15-2014	334,000,000	344,667,909
U.S. Treasury Note	11.25	2-15-2015	132,700,000	147,866,344

Total Treasury Debt (Cost $7,621,226,358)				7,621,226,358

Total investments in securities (Cost $13,199,151,358) *	99.77%	13,199,151,358
Other assets and liabilities, net	0.23	29,774,874

Total net assets	100.00%	$13,228,926,232

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments—January 31, 2014

^^	Collateralized by:

(1)	U.S. government securities, 0.00% to 8.00%, 5-22-2014 to 8-15-2039, fair value including accrued interest is $918,000,038.

(2)	U.S. government securities, 0.00% to 2.00%, 5-15-2017 to 8-15-2022, fair value including accrued interest is $255,000,002.

(3)	U.S. government securities, 0.00% to 1.50%, 8-15-2014 to 11-15-2023, fair value including accrued interest is $385,483,506.

(4)	U.S. government securities, 0.50% to 1.00%, 6-15-2016 to 11-30-2019, fair value including accrued interest is $102,000,018.

(5)	U.S. government securities, 0.13% to 0.88%, 4-30-2014 to 12-31-2016, fair value including accrued interest is $408,000,042.

(6)	U.S. government securities, 0.13% to 4.63%, 2-28-2015 to 2-15-2043, fair value including accrued interest is $255,000,001.

(7)	U.S. government securities, 0.25% to 3.38%, 11-30-2015 to 2-15-2043, fair value including accrued interest is $204,000,006.

(8)	U.S. government securities, 0.25% to 3.38%, 3-31-2015 to 4-15-2032, fair value including accrued interest is $255,000,001.

(9)	U.S. government securities, 0.00% to 5.00%, 5-8-2014 to 5-15-2037, fair value including accrued interest is $765,000,075.

(10)	U.S. government securities, 2.38% to 3.88%, 1-15-2025 to 4-15-2029, fair value including accrued interest is $102,000,144.

(11)	U.S. government securities, 0.13% to 8.75%, 2-15-2014 to 2-15-2041, fair value including accrued interest is $637,502,069.

(12)	U.S. government securities, 0.00% to 2.50%, 4-17-2014 to 6-30-2017, fair value including accrued interest is $127,500,077.

(13)	U.S. government securities, 1.25%, 7-15-2020, fair value including accrued interest is $1,020,000,098.

(14)	U.S. government securities, 0.63%, 7-15-2021, fair value including accrued interest is $255,000,035.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	Security is subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—January 31, 2014	Wells Fargo Advantage Treasury Plus Money Market Fund	11

Assets
Investments
Investments in unaffiliated securities, at amortized cost	$7,621,226,358
Investments in repurchase agreements, at amortized cost	5,577,925,000

Total investments, at amortized cost	13,199,151,358
Cash	14,730
Receivable for Fund shares sold	2,209,812
Receivable for interest	28,698,708
Receivable from adviser	2,128,662
Prepaid expenses and other assets	57,609

Total assets	13,232,260,879

Liabilities
Dividends payable	84,867
Payable for Fund shares redeemed	165,843
Distribution fees payable	6,368
Due to other related parties	1,815,046
Trustees’ fees and expenses payable	320,216
Shareholder servicing fees payable	827,316
Accrued expenses and other liabilities	114,991

Total liabilities	3,334,647

Total net assets	$13,228,926,232

NET ASSETS CONSIST OF
Paid-in capital	$13,229,260,105
Overdistributed net investment income	(336,130)
Accumulated net realized gains on investments	2,257

Total net assets	$13,228,926,232

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Class A	$1,998,009,885
Shares outstanding – Class A	1,997,757,027
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$98,632,929
Shares outstanding – Administrator Class	98,596,620
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$9,522,210,338
Shares outstanding – Institutional Class	9,521,035,331
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,589,951,240
Shares outstanding – Service Class	1,589,635,732
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$20,121,840
Shares outstanding – Sweep Class	20,116,797
Net asset value per share – Sweep Class	$1.00

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Treasury Plus Money Market Fund	Statement of operations—year ended January 31, 2014

Investment income
Interest	$9,545,429

Expenses
Advisory fee	13,378,621
Administration fees
Fund level	5,521,306
Class A	3,791,524
Administrator Class	127,909
Institutional Class	7,691,300
Service Class	2,266,862
Sweep Class	53,051
Shareholder servicing fees
Class A	4,308,550
Administrator Class	116,314
Service Class	4,693,984
Sweep Class	60,285
Distribution fees
Sweep Class	84,400
Custody and accounting fees	641,239
Professional fees	39,948
Registration fees	55,909
Shareholder report expenses	38,542
Trustees’ fees and expenses	11,729
Other fees and expenses	200,973

Total expenses	43,082,446
Less: Fee waivers and/or expense reimbursements	(34,919,868)

Net expenses	8,162,578

Net investment income	1,382,851

Net realized gains on investments	334,371

Net increase in net assets resulting from operations	$1,717,222

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Treasury Plus Money Market Fund	13

	Year ended January 31, 2014		Year ended January 31, 2013

Operations
Net investment income		$1,382,851		$1,123,365
Net realized gains on investments		334,371		2,108,439

Net increase in net assets resulting from operations		1,717,222		3,231,804

Distributions to shareholders from
Net investment income
Class A		(172,315)		(161,854)
Administrator Class		(12,788)		(19,978)
Institutional Class		(961,283)		(741,946)
Service Class		(188,872)		(196,322)
Sweep Class		(2,411)		(3,265)
Net realized gains
Class A		(39,027)		0
Administrator Class		(1,529)		0
Institutional Class		(230,824)		0
Service Class		(40,747)		0
Sweep Class		(417)		0

Total distributions to shareholders		(1,650,213)		(1,123,365)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	8,671,834,881	8,671,834,881	8,355,349,358	8,355,349,358
Administrator Class	1,049,245,359	1,049,245,359	821,027,399	821,027,399
Institutional Class	71,197,332,537	71,197,332,537	41,556,896,102	41,556,896,102
Service Class	7,513,096,987	7,513,096,987	7,108,418,025	7,108,418,025
Sweep Class	23,784,885	23,784,885	31,352,869	31,352,869

		88,455,294,649		57,873,043,753

Reinvestment of distributions
Class A	73,996	73,996	56,462	56,462
Administrator Class	13,881	13,881	19,614	19,614
Institutional Class	513,647	513,647	329,528	329,528
Service Class	16,336	16,336	16,770	16,770
Sweep Class	2,817	2,817	3,265	3,265

		620,677		425,639

Payment for shares redeemed
Class A	(8,263,643,788)	(8,263,643,788)	(8,458,111,206)	(8,458,111,206)
Administrator Class	(1,154,894,197)	(1,154,894,197)	(826,333,873)	(826,333,873)
Institutional Class	(69,232,797,645)	(69,232,797,645)	(40,395,370,045)	(40,395,370,045)
Service Class	(7,855,865,131)	(7,855,865,131)	(7,061,625,563)	(7,061,625,563)
Sweep Class	(30,818,623)	(30,818,623)	(47,072,520)	(47,072,520)

		(86,538,019,384)		(56,788,513,207)

Net increase in net assets resulting from capital share transactions		1,917,895,942		1,084,956,185

Total increase in net assets		1,917,962,951		1,087,064,624

Net assets
Beginning of period		11,310,963,281		10,223,898,657

End of period		$13,228,926,232		$11,310,963,281

Overdistributed net investment income		$(336,130)		$(381,312)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
CLASS A	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.79%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.65%	0.66%
Net expenses	0.06%	0.12%	0.06%	0.18%	0.17%	0.48%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.75%
Supplemental data
Net assets, end of period (000s omitted)	$1,998,010	$1,589,730	$1,692,131	$1,906,066	$1,600,619	$2,482,147

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
ADMINISTRATOR CLASS	2014	2013	2012	2011[1]	2010	2009[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Net realized gains on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00	0.00

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.01
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net realized gains	(0.00)[3]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.01%	0.01%	0.01%	0.01%	0.01%	0.84%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.35%	0.36%	0.38%	0.39%
Net expenses	0.07%	0.13%	0.05%	0.18%	0.16%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.73%
Supplemental data
Net assets, end of period (000s omitted)	$98,633	$204,264	$209,513	$135,001	$180,021	$132,423

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	For the period from March 31, 2008 (commencement of class operations) to February 28, 2009

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
INSTITUTIONAL CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.02%	1.08%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.24%	0.26%	0.28%
Net expenses	0.06%	0.12%	0.06%	0.18%	0.15%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.02%	0.81%
Supplemental data
Net assets, end of period (000s omitted)	$9,522,210	$7,557,137	$6,393,891	$5,307,359	$4,091,490	$5,092,437

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	17

(For a share outstanding throughout each period)

	Year ended January 31				Year ended February 28
SERVICE CLASS	2014	2013	2012	2011[1]	2010	2009
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.01
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net realized gains	(0.00)[2]	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.88%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.55%	0.56%
Net expenses	0.06%	0.12%	0.06%	0.19%	0.17%	0.41%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.93%
Supplemental data
Net assets, end of period (000s omitted)	$1,589,951	$1,932,680	$1,885,503	$2,226,264	$702,363	$862,686

1.	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended January 31
SWEEP CLASS	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%	0.97%
Net expenses	0.06%	0.12%	0.07%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$20,122	$27,152	$42,861	$91,299

1.	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Advantage Treasury Plus Money Market Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

20	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended January 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets.

Notes to financial statements	Wells Fargo Advantage Treasury Plus Money Market Fund	21

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. However, for the year ended January 31, 2014, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a Distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $1,650,213 and $1,123,365 of ordinary income for the years ended January 31, 2014 and January 31, 2013, respectively.

As of January 31, 2014, distributable earnings on a tax basis consisted of $69,185 in undistributed ordinary income.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Treasury Plus Money Market Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of January 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the three-year period then ended, each of the periods within the period from March 1, 2010 to January 31, 2011, and each of the years or periods in the two-year period ended February 28, 2010. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Treasury Plus Money Market Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

March 26, 2014

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	23

TAX INFORMATION

For the fiscal year ended January 31, 2014, $1,311,177 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended January 31, 2014, $312,544 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For California income tax purposes, the Fund designates 61% of its distributions paid from net investment income during the fiscal year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For the fiscal year ended January 31, 2014, 49.53% of the ordinary income distributed was derived from interest on U.S. government securities.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, seven-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Treasury Plus Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

222984 03-14 A314/AR314 1-14

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended January 31, 2014	Fiscal year ended January 31, 2013
Audit fees	$354,830	$346,180
Audit-related fees	—	—
Tax fees (1)	21,030	20,510
All other fees	—	—

	$375,860	$366,690

(1)	Tax fees consist of fees for tax compliance, tax advice and tax planning.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for Wells Fargo Advantage Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund, are filed under this Item.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 30.64%
Abbey National Treasury Services plc	0.10%	2-3-2014	$45,000,000	$45,000,000
Abbey National Treasury Services plc ±%%§	0.31	3-4-2015	15,000,000	15,000,000
Banco Del Estado De Chile	0.21	3-10-2014	10,000,000	10,000,000
Banco Del Estado De Chile ±	0.21	4-7-2014	10,000,000	10,000,000
Bank of Montreal	0.14	3-10-2014	4,000,000	3,999,961
Bank of Montreal	0.17	2-10-2014	2,000,000	2,000,008
Bank of Montreal	0.17	3-3-2014	10,000,000	10,000,000
Bank of Montreal	0.17	3-5-2014	15,000,000	15,000,000
Bank of Montreal	0.17	4-2-2014	20,000,000	20,000,000
Bank of Montreal	0.18	3-11-2014	10,000,000	10,000,000
Bank of Nova Scotia	0.16	3-31-2014	8,000,000	7,999,875
Bank of Nova Scotia	0.19	2-20-2014	10,000,000	10,000,000
Bank of Nova Scotia	0.19	5-6-2014	15,000,000	15,000,000
Bank of Nova Scotia	0.20	4-17-2014	20,000,000	20,000,000
Bank of Nova Scotia ±%%	0.25	3-4-2015	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi LLC	0.11	2-5-2014	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi LLC	0.20	3-5-2014	3,000,000	3,000,075
Bank of Tokyo-Mitsubishi LLC ±	0.92	2-10-2014	4,000,000	4,000,583
BNP Paribas SA	0.22	2-5-2014	16,000,000	16,000,000
China Construction Bank Corporation	0.25	2-4-2014	22,000,000	22,000,000
China Construction Bank Corporation ±§	0.41	3-25-2015	26,000,000	26,000,000
Credit Agricole Corporate and Investment Banking	0.10	2-3-2014	48,000,000	48,000,000
Credit Industriel & Commercial (New York)	0.10	2-3-2014	35,000,000	35,000,000
Credit Industriel & Commercial (New York)	0.14	2-7-2014	25,000,000	25,000,000
Credit Suisse (New York)	0.20	3-6-2014	15,000,000	15,000,516
Credit Suisse (New York)	0.27	2-7-2014	35,000,000	35,000,271
DBS Bank Limited	0.16	2-3-2014	60,000,000	60,000,000
DG Bank (New York)	0.16	3-6-2014	15,000,000	15,000,000
DG Bank (New York)	0.18	3-7-2014	5,000,000	5,000,000
DNB Nor Bank ASA	0.07	2-3-2014	52,000,000	52,000,000
JPMorgan Chase Bank NA ±	0.24	6-11-2014	8,000,000	8,000,129
Mitsubishi UFJ Trust & Banking Corporation	0.20	2-12-2014	12,000,000	12,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-16-2014	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.20	4-21-2014	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	4-2-2014	20,000,000	20,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.22	2-14-2014	15,000,000	15,000,000
Mizuho Bank Limited	0.22	2-18-2014	23,000,000	23,000,575
National Bank of Kuwait	0.13	2-3-2014	18,000,000	18,000,000
Nordea Bank plc	0.18	3-24-2014	10,000,000	10,000,000
Norinchukin Bank	0.15	2-10-2014	15,000,000	15,000,058
Norinchukin Bank	0.21	2-10-2014	10,000,000	10,000,000
Norinchukin Bank	0.21	2-14-2014	10,000,000	10,000,000
Norinchukin Bank	0.21	3-11-2014	17,000,000	17,000,000
Norinchukin Bank	0.21	4-8-2014	7,000,000	6,999,938
Norinchukin Bank	0.21	4-10-2014	8,000,000	8,000,000
Norinchukin Bank	0.21	5-2-2014	12,000,000	12,000,000
Norinchukin Bank	0.22	3-6-2014	14,000,000	14,000,000
Oversea-Chinese Banking Corporation	0.16	2-3-2014	50,000,000	50,000,000
Royal Bank of Canada ±	0.26	10-17-2014	18,000,000	18,000,000
Royal Bank of Canada ±	0.27	6-24-2014	10,000,000	10,000,000

2	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Skandinaviska Enskilda Banken AG ±	0.61%	4-10-2014	$5,000,000	$5,003,506
Societe Generale	0.11	2-3-2014	26,000,000	26,000,000
Societe Generale ±	0.28	10-31-2014	15,000,000	15,000,000
Societe Generale ±	0.36	5-14-2014	12,500,000	12,500,000
Societe Generale ±	0.37	9-12-2014	13,000,000	13,000,000
Standard Chartered Bank	0.22	5-28-2014	15,000,000	15,000,000
Standard Chartered Bank	0.23	6-3-2014	10,000,000	10,000,000
Standard Chartered Bank	0.23	6-10-2014	8,000,000	8,000,000
Standard Chartered Bank	0.23	6-18-2014	8,000,000	8,000,000
Sumitomo Mitsui Banking Corporation ±	0.21	3-19-2014	15,000,000	15,000,000
Sumitomo Mitsui Banking Corporation	0.21	2-7-2014	10,000,000	10,000,055
Sumitomo Mitsui Banking Corporation	0.21	2-19-2014	16,000,000	16,000,000
Sumitomo Mitsui Banking Corporation	0.21	3-4-2014	14,000,000	14,000,000
Sumitomo Mitsui Banking Corporation	0.21	4-16-2014	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.22	3-12-2014	5,000,000	5,000,000
Sumitomo Mitsui Banking Corporation	0.26	3-3-2014	5,000,000	5,000,310
Swedbank ±	0.31	3-5-2014	3,000,000	3,000,216
Toronto-Dominion Bank	0.15	4-1-2014	3,000,000	3,000,000
Toronto-Dominion Bank	0.17	2-6-2014	20,000,000	20,000,000
Toronto-Dominion Bank	0.17	2-12-2014	18,000,000	18,000,000
Toronto-Dominion Bank ±	0.22	11-18-2014	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.22	12-19-2014	5,000,000	5,000,000
Toronto-Dominion Bank	0.22	2-24-2014	5,000,000	5,000,000
Toronto-Dominion Bank	0.23	3-6-2014	15,000,000	15,000,000
Westpac Banking Corporation ±	0.25	4-2-2014	2,000,000	1,999,947
Westpac Banking Corporation ±	0.27	2-18-2015	15,000,000	15,000,000

Total Certificates of Deposit (Cost $1,160,506,023)				1,160,506,023

Commercial Paper: 48.65%

Asset-Backed Commercial Paper: 21.46%
Albion Capital Corporation 144A(z)	0.15	2-7-2014	5,000,000	4,999,917
Alpine Securitization Corporation 144A(z)	0.14	2-18-2014	20,000,000	19,998,833
Anglesea Funding LLC ±144A	0.31	3-21-2014	5,000,000	5,000,000
Anglesea Funding LLC ±144A	0.31	5-12-2014	5,000,000	5,000,000
Antalis US Funding Corporation 144A(z)	0.19	2-3-2014	5,000,000	5,000,000
Antalis US Funding Corporation 144A(z)	0.24	2-25-2014	5,000,000	4,999,267
Antalis US Funding Corporation 144A(z)	0.25	2-5-2014	7,000,000	6,999,903
Antalis US Funding Corporation 144A(z)	0.25	3-6-2014	3,000,000	2,999,354
Antalis US Funding Corporation 144A(z)	0.25	3-10-2014	2,000,000	1,999,514
Antalis US Funding Corporation 144A(z)	0.26	2-4-2014	8,000,000	7,999,942
Bedford Row Funding Corporation ±144A	0.26	1-9-2015	7,000,000	7,000,000
Bennington Stark Capital Company LLC ±144A	0.37	5-9-2014	10,000,000	9,999,620
Cedar Springs Capital Company 144A(z)	0.28	2-28-2014	8,000,000	7,998,444
Concord Minutemen Capital Company 144A(z)	0.21	3-3-2014	4,000,000	3,999,347
Concord Minutemen Capital Company 144A(z)	0.21	3-4-2014	3,000,000	2,999,493
Concord Minutemen Capital Company 144A(z)	0.21	3-14-2014	10,000,000	9,997,725
Concord Minutemen Capital Company 144A(z)	0.21	3-21-2014	3,000,000	2,999,195
Concord Minutemen Capital Company 144A(z)	0.22	2-4-2014	5,000,000	4,999,969
Concord Minutemen Capital Company 144A(z)	0.22	2-11-2014	3,000,000	2,999,853

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Concord Minutemen Capital Company 144A(z)	0.23%	3-6-2014	$7,000,000	$6,998,614
Concord Minutemen Capital Company 144A(z)	0.23	4-21-2014	5,000,000	4,997,540
Crown Point Capital Company 144A(z)	0.10	2-3-2014	4,000,000	4,000,000
Crown Point Capital Company 144A(z)	0.21	3-11-2014	3,000,000	2,999,370
Crown Point Capital Company 144A(z)	0.21	3-13-2014	10,000,000	9,997,783
Crown Point Capital Company 144A(z)	0.21	3-14-2014	3,000,000	2,999,318
Crown Point Capital Company 144A(z)	0.21	3-17-2014	10,000,000	9,997,550
Crown Point Capital Company 144A(z)	0.21	3-21-2014	3,000,000	2,999,195
Crown Point Capital Company 144A(z)	0.22	2-11-2014	3,000,000	2,999,853
Crown Point Capital Company 144A(z)	0.23	3-6-2014	9,000,000	8,998,218
Crown Point Capital Company 144A(z)	0.23	4-21-2014	6,000,000	5,997,048
Gemini Securitization Corporation LLC 144A(z)	0.09	2-3-2014	3,000,000	3,000,000
Gotham Funding Corporation 144A(z)	0.18	3-3-2014	8,000,000	7,998,888
Gotham Funding Corporation 144A(z)	0.18	2-3-2014	5,000,000	5,000,000
Gotham Funding Corporation 144A(z)	0.18	2-4-2014	7,000,000	6,999,965
Gotham Funding Corporation 144A(z)	0.18	2-6-2014	2,000,000	1,999,970
Gotham Funding Corporation 144A(z)	0.18	2-11-2014	10,000,000	9,999,600
Gotham Funding Corporation 144A(z)	0.18	3-13-2014	4,000,000	3,999,240
Gotham Funding Corporation 144A(z)	0.18	3-24-2014	10,000,000	9,997,550
Gotham Funding Corporation 144A(z)	0.18	4-1-2014	2,000,000	1,999,430
Gotham Funding Corporation 144A(z)	0.19	2-10-2014	15,000,000	14,999,456
Gotham Funding Corporation 144A(z)	0.20	2-19-2014	5,000,000	4,999,556
Gotham Funding Corporation 144A(z)	0.20	2-25-2014	8,000,000	7,999,022
Govco LLC 144A(z)	0.19	3-5-2014	4,000,000	3,999,367
Govco LLC 144A(z)	0.19	3-26-2014	4,000,000	3,998,923
Govco LLC 144A(z)	0.20	3-7-2014	4,000,000	3,999,289
Hannover Funding Company LLC 144A(z)	0.18	2-18-2014	10,000,000	9,999,246
Hannover Funding Company LLC 144A(z)	0.20	2-19-2014	5,000,000	4,999,551
Hannover Funding Company LLC 144A(z)	0.23	2-24-2014	2,000,000	1,999,732
Hannover Funding Company LLC 144A(z)	0.23	2-26-2014	2,000,000	1,999,706
Institutional Secured Funding LLC 144A(z)	0.35	2-7-2014	3,000,000	2,999,883
Institutional Secured Funding LLC 144A(z)	0.35	2-11-2014	4,000,000	3,999,689
Institutional Secured Funding LLC 144A(z)	0.35	2-21-2014	1,000,000	999,825
Institutional Secured Funding LLC 144A(z)	0.35	2-27-2014	2,000,000	1,999,533
Institutional Secured Funding LLC 144A(z)	0.35	3-4-2014	2,000,000	1,999,436
Institutional Secured Funding LLC 144A(z)	0.40	4-8-2014	1,000,000	999,289
Kells Funding LLC ±144A	0.19	2-18-2014	3,000,000	2,999,983
Kells Funding LLC ±144A	0.22	12-11-2014	7,000,000	7,000,000
Kells Funding LLC ±144A	0.22	12-12-2014	15,000,000	15,000,000
Kells Funding LLC ±144A	0.24	10-10-2014	8,000,000	8,000,000
Kells Funding LLC ±144A	0.24	10-28-2014	20,000,000	19,998,300
Kells Funding LLC ±144A	0.24	10-8-2014	4,000,000	3,999,724
Kells Funding LLC ±144A	0.24	10-20-2014	5,000,000	5,000,000
Lexington Parker Capital Company LLC 144A(z)	0.21	3-4-2014	15,000,000	14,997,463
Lexington Parker Capital Company LLC 144A(z)	0.21	3-13-2014	6,000,000	5,998,670
Lexington Parker Capital Company LLC 144A(z)	0.21	3-17-2014	3,000,000	2,999,265
Lexington Parker Capital Company LLC 144A(z)	0.21	3-18-2014	10,000,000	9,997,492
Lexington Parker Capital Company LLC 144A(z)	0.22	2-20-2014	4,000,000	3,999,584
Lexington Parker Capital Company LLC 144A(z)	0.23	3-6-2014	8,000,000	7,998,416
Liberty Street Funding LLC 144A(z)	0.14	2-20-2014	1,000,000	999,934

4	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Liberty Street Funding LLC 144A(z)	0.17%	2-27-2014	$6,000,000	$5,999,320
Liberty Street Funding LLC 144A(z)	0.17	3-3-2014	2,000,000	1,999,736
Liberty Street Funding LLC 144A(z)	0.17	4-1-2014	6,000,000	5,998,385
Liberty Street Funding LLC 144A(z)	0.19	2-14-2014	1,000,000	999,942
Liberty Street Funding LLC 144A(z)	0.19	2-21-2014	3,000,000	2,999,715
Liberty Street Funding LLC 144A(z)	0.19	2-24-2014	4,000,000	3,999,557
Liberty Street Funding LLC 144A(z)	0.19	3-6-2014	3,000,000	2,999,509
Liberty Street Funding LLC 144A(z)	0.19	3-11-2014	4,000,000	3,999,240
Liberty Street Funding LLC 144A(z)	0.19	4-28-2014	5,000,000	4,997,783
Liberty Street Funding LLC 144A(z)	0.19	5-1-2014	8,000,000	7,996,327
LMA Americas LLC 144A(z)	0.22	2-19-2014	3,000,000	2,999,707
LMA Americas LLC 144A(z)	0.22	2-20-2014	2,000,000	1,999,792
LMA Americas LLC 144A(z)	0.24	2-14-2014	7,000,000	6,999,487
LMA Americas LLC 144A(z)	0.25	3-10-2014	4,000,000	3,999,028
LMA Americas LLC 144A(z)	0.26	4-2-2014	17,000,000	16,992,831
LMA Americas LLC 144A(z)	0.27	4-7-2014	12,000,000	11,994,330
Manhattan Asset Funding LLC 144A(z)	0.18	3-20-2014	4,000,000	3,999,100
Manhattan Asset Funding LLC 144A(z)	0.18	3-24-2014	10,000,000	9,997,550
Manhattan Asset Funding LLC 144A(z)	0.18	3-26-2014	3,000,000	2,999,235
Manhattan Asset Funding LLC 144A(z)	0.21	2-13-2014	4,000,000	3,999,767
Manhattan Asset Funding LLC 144A(z)	0.21	2-20-2014	4,000,000	3,999,603
Manhattan Asset Funding LLC 144A(z)	0.21	2-25-2014	3,000,000	2,999,615
Matchpoint Master Trust 144A(z)	0.23	2-18-2014	3,000,000	2,999,713
Matchpoint Master Trust 144A(z)	0.23	2-27-2014	4,000,000	3,999,387
Mountcliff Funding LLC ±144A	0.33	6-27-2014	12,000,000	11,998,861
Newport Funding Corporation 144A(z)	0.22	2-5-2014	3,000,000	2,999,963
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	2-3-2014	5,000,000	5,000,000
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	2-4-2014	15,000,000	14,999,917
Northern Pines Funding LLC 144A(z)	0.20	2-27-2014	4,000,000	3,999,467
Old Line Funding LLC 144A(z)	0.23	2-20-2014	5,000,000	4,999,457
Regency Markets No.1 LLC 144A(z)	0.14	2-14-2014	10,000,000	9,999,572
Regency Markets No.1 LLC 144A(z)	0.14	2-18-2014	3,000,000	2,999,825
Regency Markets No.1 LLC 144A(z)	0.14	2-19-2014	4,000,000	3,999,751
Regency Markets No.1 LLC 144A(z)	0.14	2-20-2014	35,000,000	34,997,686
Rhein-Main Securitization Limited 144A(z)	0.04	2-4-2014	9,000,000	8,999,965
Rhein-Main Securitization Limited 144A(z)	0.14	2-3-2014	4,000,000	4,000,000
Ridgefield Funding Company LLC 144A(z)	0.19	2-4-2014	3,000,000	2,999,984
Ridgefield Funding Company LLC 144A(z)	0.20	2-3-2014	3,000,000	3,000,000
Ridgefield Funding Company LLC 144A(z)	0.25	2-10-2014	11,000,000	10,999,465
Ridgefield Funding Company LLC 144A(z)	0.25	2-19-2014	12,000,000	11,998,667
Ridgefield Funding Company LLC 144A(z)	0.25	2-12-2014	3,000,000	2,999,813
Ridgefield Funding Company LLC 144A(z)	0.25	2-14-2014	4,000,000	3,999,694
Ridgefield Funding Company LLC ±144A	0.25	5-9-2014	10,000,000	9,999,776
Scaldis Capital LLC 144A(z)	0.18	2-18-2014	10,000,000	9,999,250
Scaldis Capital LLC 144A(z)	0.21	2-5-2014	4,000,000	3,999,953
Scaldis Capital LLC 144A(z)	0.24	3-3-2014	4,000,000	3,999,253
Sydney Capital Corporation 144A(z)	0.22	3-12-2014	3,000,000	2,999,322
Sydney Capital Corporation 144A(z)	0.22	3-14-2014	2,000,000	1,999,523
Thunder Bay Funding LLC 144A(z)	0.23	2-20-2014	4,000,000	3,999,566
Victory Receivables 144A(z)	0.16	2-5-2014	5,000,000	4,999,956

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	0.16%	2-12-2014	$3,000,000	$2,999,880
Victory Receivables 144A(z)	0.16	2-19-2014	5,000,000	4,999,644
Victory Receivables 144A(z)	0.18	2-6-2014	10,000,000	9,999,850
Victory Receivables 144A(z)	0.18	2-7-2014	4,000,000	3,999,920
Victory Receivables 144A(z)	0.18	3-10-2014	21,000,000	20,996,325
Victory Receivables 144A(z)	0.18	3-17-2014	3,000,000	2,999,370
Victory Receivables 144A(z)	0.18	3-19-2014	4,000,000	3,999,120
Victory Receivables 144A(z)	0.18	3-24-2014	10,000,000	9,997,550
Victory Receivables 144A(z)	0.18	3-25-2014	10,000,000	9,997,500
Victory Receivables 144A(z)	0.19	3-3-2014	5,000,000	4,999,261
White Point Funding Incorporated 144A(z)	0.30	4-1-2014	3,000,000	2,998,575
Working Capital Management Company 144A(z)	0.17	2-4-2014	3,000,000	2,999,986
Working Capital Management Company 144A(z)	0.17	2-18-2014	5,000,000	4,999,646
Working Capital Management Company 144A(z)	0.18	2-5-2014	5,000,000	4,999,950

				812,893,764

Financial Company Commercial Paper: 22.57%
ABN AMRO Funding LLC 144A(z)	0.20	2-4-2014	15,000,000	14,999,917
ANZ New Zealand International Limited ±144A	0.24	9-16-2014	14,000,000	14,000,588
ASB Finance Limited 144A(z)	0.19	3-10-2014	2,800,000	2,799,483
Australia & New Zealand Banking Group ±144A	0.16	5-27-2014	10,000,000	9,999,410
Australia & New Zealand Banking Group ±144A	0.24	11-18-2014	4,000,000	4,000,000
Banco de Credito e Inversiones 144A(z)	0.45	4-28-2014	13,000,000	12,986,350
Banco Santander Chile 144A(z)	0.35	2-4-2014	2,000,000	1,999,981
Banco Santander Chile 144A(z)	0.35	2-5-2014	2,000,000	1,999,961
Banco Santander Chile 144A(z)	0.35	2-20-2014	3,000,000	2,999,504
Banco Santander Chile 144A(z)	0.35	2-25-2014	3,000,000	2,999,358
Banco Santander Chile 144A(z)	0.35	2-27-2014	3,000,000	2,999,300
Banco Santander Chile 144A(z)	0.35	3-12-2014	3,000,000	2,998,921
Banque et Caisse d’Epargne de l’Etat (z)	0.17	4-15-2014	7,000,000	6,997,653
Barclays Bank plc 144A(z)	0.17	3-10-2014	4,000,000	3,999,339
Barclays Bank plc (z)	0.25	3-18-2014	15,000,000	14,995,521
BPCE 144A(z)	0.20	3-6-2014	10,000,000	9,998,278
BPCE 144A(z)	0.26	2-4-2014	17,000,000	16,999,877
Caisse Centrale Desjardins du Quebec 144A(z)	0.15	3-5-2014	15,000,000	14,998,125
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	2-25-2014	4,000,000	3,999,609
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	3-12-2014	15,000,000	14,997,225
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-10-2014	2,000,000	1,999,340
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-11-2014	6,000,000	5,997,990
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-22-2014	15,000,000	14,994,150
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	4-23-2014	3,000,000	2,998,815
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	4-17-2014	10,000,000	9,996,147
Caisse Centrale Desjardins du Quebec ±144A	0.26	10-23-2014	14,000,000	14,000,094
CDP Financial Incorporated 144A(z)	0.15	3-10-2014	4,000,000	3,999,417
CDP Financial Incorporated 144A(z)	0.15	3-3-2014	3,000,000	2,999,650
CPPIB Capital Incorporated 144A(z)	0.14	3-6-2014	6,000,000	5,999,277
CPPIB Capital Incorporated 144A(z)	0.14	3-7-2014	10,000,000	9,998,756
Dexia Credit Local SA (z)	0.47	2-21-2014	13,000,000	12,996,945
Dexia Credit Local SA (z)	0.47	2-26-2014	11,000,000	10,996,697
Fortis Funding LLC 144A(z)	0.10	2-3-2014	10,000,000	10,000,000

6	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Fortis Funding LLC 144A(z)	0.10%	2-10-2014	$13,000,000	$12,999,747
Fortis Funding LLC 144A(z)	0.22	2-13-2014	15,000,000	14,999,083
HSBC Bank plc ±144A	0.26	10-2-2014	10,000,000	10,000,000
ING (U.S.) Funding LLC (z)	0.19	3-14-2014	4,000,000	3,999,177
JPMorgan Securities Incorporated ±144A	0.34	9-10-2014	15,000,000	15,000,000
Lloyds Bank plc (z)	0.06	2-3-2014	39,000,000	39,000,000
Macquarie Bank Limited 144A(z)	0.19	3-27-2014	8,000,000	7,997,804
Macquarie Bank Limited 144A(z)	0.19	3-28-2014	8,000,000	7,997,762
Macquarie Bank Limited 144A(z)	0.20	2-4-2014	7,000,000	6,999,961
Macquarie Bank Limited 144A(z)	0.20	2-6-2014	10,000,000	9,999,833
Macquarie Bank Limited 144A(z)	0.20	2-10-2014	5,000,000	4,999,806
Macquarie Bank Limited 144A(z)	0.20	2-11-2014	10,000,000	9,999,555
Macquarie Bank Limited 144A(z)	0.20	2-12-2014	4,000,000	3,999,800
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	2-7-2014	4,000,000	3,999,924
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-13-2014	4,000,000	3,999,282
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-14-2014	10,000,000	9,998,158
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.17	3-19-2014	5,000,000	4,998,961
Natexis Banques Populaire (z)	0.25	2-5-2014	27,000,000	26,999,625
Nederlandse Waterschapsbank NV ±144A	0.20	6-23-2014	10,000,000	10,000,166
Nederlandse Waterschapsbank NV ±144A	0.23	2-18-2014	4,000,000	4,000,049
Nederlandse Waterschapsbank NV ±144A	0.24	10-29-2014	15,000,000	15,000,000
Nederlandse Waterschapsbank NV ±144A	0.25	12-23-2014	10,000,000	10,000,955
Nordea Bank AB 144A(z)	0.18	3-25-2014	5,000,000	4,998,736
Nordea Bank AB 144A(z)	0.18	3-27-2014	5,000,000	4,998,700
Nordea Bank AB 144A(z)	0.18	4-1-2014	5,000,000	4,998,575
Nordea Bank AB 144A(z)	0.18	4-4-2014	21,000,000	20,993,700
Nordea Bank AB 144A(z)	0.20	4-17-2014	12,000,000	11,995,133
Nordea Bank AB 144A(z)	0.26	2-3-2014	19,000,000	19,000,000
NRW Bank 144A(z)	0.13	2-25-2014	15,000,000	14,998,808
NRW Bank 144A(z)	0.13	2-27-2014	13,000,000	12,998,873
NV Bank Nederlandse Gemeenten 144A(z)	0.17	3-17-2014	17,000,000	16,996,628
Oversea-Chinese Banking Corporation (z)	0.25	3-3-2014	22,000,000	21,995,807
PSP Capital Incorporated 144A(z)	0.15	3-24-2014	2,000,000	1,999,592
PSP Capital Incorporated 144A(z)	0.20	6-17-2014	3,000,000	2,997,767
Rabobank USA Financial Corporation (z)	0.18	3-17-2014	14,000,000	13,997,060
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	3-4-2014	10,000,000	9,998,308
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-5-2014	15,000,000	14,999,883
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-27-2014	15,000,000	14,998,600
Sumitomo Trust & Banking Corporation 144A(z)	0.14	2-28-2014	15,000,000	14,998,542
Suncorp Group Limited 144A(z)	0.27	3-11-2014	4,000,000	3,998,920
Suncorp Group Limited 144A(z)	0.27	3-12-2014	3,000,000	2,999,168
Suncorp Group Limited 144A(z)	0.27	3-18-2014	5,000,000	4,998,388
Suncorp Group Limited 144A(z)	0.28	2-6-2014	4,000,000	3,999,907
Suncorp Group Limited 144A(z)	0.28	2-12-2014	3,000,000	2,999,790
Suncorp Group Limited 144A(z)	0.32	4-14-2014	6,000,000	5,996,267
Suncorp Group Limited 144A(z)	0.35	3-4-2014	2,000,000	1,999,436
Toyota Credit Canada Incorporated (z)	0.25	2-12-2014	4,000,000	3,999,750
United Overseas Bank Limited 144A(z)	0.18	2-13-2014	6,000,000	5,999,700
United Overseas Bank Limited 144A(z)	0.18	4-8-2014	5,000,000	4,998,400
United Overseas Bank Limited 144A(z)	0.18	4-15-2014	4,000,000	3,998,580

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
United Overseas Bank Limited 144A(z)	0.18%	4-17-2014	$15,000,000	$14,994,525
United Overseas Bank Limited 144A(z)	0.18	4-21-2014	4,000,000	3,998,460
United Overseas Bank Limited 144A(z)	0.19	3-12-2014	12,000,000	11,997,657
United Overseas Bank Limited 144A(z)	0.20	4-3-2014	5,000,000	4,998,361
United Overseas Bank Limited 144A(z)	0.20	5-20-2014	4,000,000	3,997,644
United Overseas Bank Limited 144A(z)	0.21	4-11-2014	7,000,000	6,997,264
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	5,000,000	4,994,800
United Overseas Bank Limited 144A(z)	0.24	7-10-2014	8,000,000	7,991,627
Westpac Banking Corporation ±144A	0.24	8-1-2014	20,000,000	20,000,920
Westpac Securities NZ Limited ±144A	0.24	8-20-2014	6,000,000	6,000,000
Westpac Securities NZ Limited ±144A	0.24	9-4-2014	9,000,000	9,000,000

				854,659,602

Other Commercial Paper: 4.62%
Caisse Des Depots et Consignations 144A(z)	0.17	4-28-2014	18,000,000	17,992,801
Caisse Des Depots et Consignations 144A(z)	0.17	3-4-2014	16,000,000	15,997,809
Caisse Des Depots et Consignations 144A(z)	0.17	4-16-2014	12,000,000	11,995,920
Caisse Des Depots et Consignations 144A(z)	0.18	3-10-2014	12,000,000	11,997,958
China International Marine Containers Company Limited (z)	0.36	2-7-2014	7,000,000	6,999,724
China Shipping Container Lines Company Limited (z)	0.35	2-7-2014	3,000,000	2,999,883
China Shipping Container Lines Company Limited (z)	0.35	2-10-2014	2,000,000	1,999,864
China Shipping Container Lines Company Limited (z)	0.36	2-11-2014	6,000,000	5,999,520
China Shipping Container Lines Company Limited (z)	0.37	2-12-2014	5,000,000	4,999,538
CNPC Finance 144A(z)	0.34	2-12-2014	3,000,000	2,999,745
CNPC Finance (z)	0.34	2-20-2014	5,000,000	4,999,197
CNPC Finance 144A(z)	0.35	2-10-2014	5,000,000	4,999,660
CNPC Finance 144A(z)	0.37	2-18-2014	3,000,000	2,999,538
CNPC Finance 144A(z)	0.37	2-21-2014	3,000,000	2,999,445
CNPC Finance 144A(z)	0.37	2-24-2014	10,000,000	9,997,842
CNPC Finance 144A(z)	0.37	3-3-2014	7,000,000	6,997,986
CNPC Finance 144A(z)	0.38	2-7-2014	5,000,000	4,999,789
COFCO Capital Corporation (z)	0.16	2-11-2014	4,000,000	3,999,858
COFCO Capital Corporation (z)	0.16	2-18-2014	6,000,000	5,999,600
Sinochem Company Limited (z)	0.15	3-4-2014	10,000,000	9,998,792
Sinochem Company Limited (z)	0.16	2-10-2014	6,000,000	5,999,813
Toyota Credit de Puerto Rico (z)	0.17	3-21-2014	3,000,000	2,999,348
Toyota Credit de Puerto Rico (z)	0.26	2-18-2014	2,000,000	1,999,783
Toyota Motor Credit Corporation ±	0.20	6-9-2014	15,000,000	15,000,000
Toyota Motor Credit Corporation ±	0.21	2-28-2014	7,000,000	7,000,338

				174,973,751

Total Commercial Paper (Cost $1,842,527,117)				1,842,527,117

Government Agency Debt: 0.29%
Overseas Private Investment Corporation ±(i)§	0.12	7-9-2026	11,000,000	11,000,000

Total Government Agency Debt (Cost $11,000,000)				11,000,000

8	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 7.35%

Alabama: 0.26%

Variable Rate Demand Note ø: 0.26%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.06%	11-15-2046	$10,000,000	$10,000,000

California: 0.60%

Other Municipal Debt: 0.42%
California Series 11B5 (GO)	0.14	2-19-2014	4,000,000	4,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	3-10-2014	2,000,000	2,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATSM (Transportation Revenue)	0.17	3-18-2014	5,000,000	5,000,000
Los Angeles County CA Metropolitan Transportation Authority Series ATUB (Transportation Revenue)	0.20	3-10-2014	2,000,000	2,000,000
San Francisco CA Public Utilities Commission Series A1T (GO)	0.18	4-8-2014	3,000,000	3,000,000

				16,000,000

Variable Rate Demand Notes ø: 0.18%
San Francisco CA City & County RDA Community Facilities District #4 (Tax Revenue, Bank of America NA LOC)	0.06	8-1-2032	5,000,000	5,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.09	12-1-2033	1,840,000	1,840,000

				6,840,000

Colorado: 0.66%

Variable Rate Demand Notes ø: 0.66%
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.08	5-1-2050	15,155,000	15,155,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.07	11-15-2025	10,000,000	10,000,000

				25,155,000

Connecticut: 0.13%

Variable Rate Demand Note ø: 0.13%
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.23	2-1-2026	5,000,000	5,000,000

Delaware: 0.80%

Variable Rate Demand Note ø: 0.80%
Puttable Floating Option Taxable Notes Series TNP-1007 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.38	7-15-2014	30,220,000	30,220,000

Georgia: 0.21%

Other Municipal Debt: 0.08%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.15	2-21-2014	3,000,000	3,000,000

Variable Rate Demand Note ø: 0.13%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.41	10-1-2039	5,130,000	5,130,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 0.05%

Variable Rate Demand Note ø: 0.05%
Cook County IL Various Projects Series D (Tax Revenue)	0.13%	11-1-2030	$2,000,000	$2,000,000

Iowa: 0.37%

Variable Rate Demand Note ø: 0.37%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.06	6-1-2039	13,815,000	13,815,000

Maryland: 0.17%

Variable Rate Demand Notes ø: 0.17%
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA)	0.06	9-1-2040	4,000,000	4,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.07	1-1-2029	2,460,000	2,460,000

				6,460,000

Massachusetts: 0.06%

Variable Rate Demand Note ø: 0.06%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.07	10-1-2031	2,185,000	2,185,000

Michigan: 0.80%

Variable Rate Demand Notes ø: 0.80%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.08	9-1-2033	3,000,000	3,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-31 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ)	0.08	9-1-2032	10,000,000	10,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	10-1-2046	15,395,000	15,395,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.08	5-1-2020	2,000,000	2,000,000

				30,395,000

Nevada: 0.26%

Variable Rate Demand Notes ø: 0.26%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.07	3-1-2038	6,000,000	6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.07	10-1-2035	3,740,000	3,740,000

				9,740,000

New York: 0.40%

Variable Rate Demand Notes ø: 0.40%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.12	10-1-2031	2,075,000	2,075,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.45	11-1-2039	9,960,000	9,960,000

10	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.41%	7-27-2014	$3,100,000	$3,100,000

				15,135,000

North Carolina: 0.08%

Variable Rate Demand Note ø: 0.08%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.22	7-1-2027	2,880,000	2,880,000

Ohio: 0.71%

Variable Rate Demand Notes ø: 0.71%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.13	9-1-2039	6,494,000	6,494,000
Ohio HFA Residential Mortgage Backed Series B (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.06	9-1-2038	4,000,000	4,000,000
Ohio HFA Residential Mortgage Backed Series D (Housing Revenue, FHLB SPA)	0.05	9-1-2036	1,870,000	1,870,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA)	0.06	9-1-2038	14,530,000	14,530,000

				26,894,000

Oregon: 0.13%

Variable Rate Demand Note ø: 0.13%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.41	5-1-2035	5,000,000	5,000,000

South Carolina: 0.11%

Other Municipal Debt: 0.11%
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	3-3-2014	2,000,000	2,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	3-3-2014	2,000,000	2,000,000

				4,000,000

Tennessee: 0.11%

Other Municipal Debt: 0.06%
Baptist Memorial Health Care Corporation (Health Revenue)	0.16	2-24-2014	2,000,000	2,000,000

Variable Rate Demand Note ø: 0.05%
Nashville & Davidson Counties TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.07	12-1-2041	2,000,000	2,000,000

Texas: 0.80%

Variable Rate Demand Notes ø: 0.80%
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking LOC) 144A	0.07	9-1-2041	4,000,000	4,000,000
Mission TX Economic Development Corporation Solid Waste Disposal Project (Solid Waste Revenue, Bank of America NA LOC)	0.07	4-1-2022	2,000,000	2,000,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.21	2-1-2035	13,000,000	13,000,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Gas Utilities, Morgan Stanley Bank LIQ) 144A	0.34%	12-15-2026	$5,487,037	$5,487,037
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA)	0.06	6-1-2045	4,480,000	4,480,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA)	0.05	12-1-2033	1,500,000	1,500,000

				30,467,037

Utah: 0.05%

Variable Rate Demand Note ø: 0.05%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC)	0.05	11-1-2045	1,896,000	1,896,000

Washington: 0.18%

Other Municipal Debt: 0.05%
Port of Seattle WA Series D1 (Port Authority Revenue)	0.20	2-6-2014	2,000,000	2,000,000

Variable Rate Demand Note ø: 0.13%
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	5-15-2035	4,650,000	4,650,000

West Virginia: 0.05%

Variable Rate Demand Note ø: 0.05%
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)	0.07	4-1-2027	1,880,000	1,880,000

Wisconsin: 0.36%

Variable Rate Demand Note ø: 0.36%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.15	1-1-2042	13,765,000	13,765,000

Total Municipal Obligations (Cost $278,507,037)				278,507,037

Other Instruments: 2.99%
Bank of America NA Short Term Bank Note	0.21	2-13-2014	30,000,000	30,000,000
BPCE Floating Rate Note ±144A	1.99	2-7-2014	5,000,000	5,000,895
Citibank NA Short Term Bank Note	0.18	2-3-2014	20,000,000	20,000,000
Credit Agricole Corporate and Investment Bank and Mizuho Corporate Bank Pooled Bank Deposit Product	0.21	2-3-2014	33,000,157	33,000,157
Dexia Credit Local SA Floating Rate Note ±144A	0.72	4-29-2014	4,000,000	4,002,694
GBG LLC Custody Receipts ±144A§	0.06	9-1-2027	9,014,000	9,014,000
Oakland-Alameda County Series A1 Municipal Commercial Paper	0.20	3-28-2014	2,000,000	2,000,000
Oakland-Alameda County Series A2 Municipal Commercial Paper	0.15	2-3-2014	3,000,000	3,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 ±144A§	0.90	5-15-2051	5,090,000	5,090,000
Societe Generale Floating Rate Note ±144A	1.29	4-11-2014	2,000,000	2,003,492

Total Other Instruments (Cost $113,111,238)				113,111,238

Other Notes: 1.60%

Corporate Bonds and Notes: 1.60%
ACTS Retirement Life Communities Incorporated ±§	0.10	11-15-2029	2,615,000	2,615,000
Bank of Nova Scotia ±§	0.25	12-17-2014	15,000,000	15,000,000

12	Wells Fargo Advantage Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes (continued)
LTF Real Estate LLC ±144A§	0.22%	6-1-2033	$14,735,000	$14,735,000
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	14,000,000	14,003,234
Providence Health & Services ±§	0.12	10-1-2042	5,950,000	5,950,000
Racetrac Capital LLC ±§	0.14	9-1-2020	4,250,000	4,250,000
Toyota Motor Credit Corporation ±	0.28	2-19-2014	4,000,000	4,000,228

Total Other Notes (Cost $60,553,462)				60,553,462

Repurchase Agreements ^^: 7.08%
Bank of America Corporation, dated 1-31-2014, maturity value $67,300,433 (1)	0.03	2-3-2014	67,300,265	67,300,265
Credit Agricole, dated 1-31-2014, maturity value $64,000,213 (2)	0.04	2-3-2014	64,000,000	64,000,000
Goldman Sachs & Company, dated 1-2-2014, maturity value $46,011,692 (3) ±(i)§¢	0.15	3-4-2014	46,000,000	46,000,000
GX Clarke & Company, dated 1-31-2014, maturity value $15,000,188 (4)	0.15	2-3-2014	15,000,000	15,000,000
JPMorgan Securities, dated 1-2-2014, maturity value $5,000,578 (5) ±§¢	0.13	2-3-2014	5,000,000	5,000,000
JPMorgan Securities, dated 1-2-2014, maturity value $54,027,840 (6) ±(i)§¢	0.29	3-7-2014	54,000,000	54,000,000
JPMorgan Securities, dated 1-31-2014, maturity value $17,000,071 (7)	0.05	2-3-2014	17,000,000	17,000,000

Total Repurchase Agreements (Cost $268,300,265)				268,300,265

Treasury Debt: 2.61%
U.S. Treasury Note	0.25	3-31-2014	10,000,000	10,002,213
U.S. Treasury Note	0.25	6-30-2014	4,000,000	4,001,914
U.S. Treasury Note	0.75	6-15-2014	5,000,000	5,011,163
U.S. Treasury Note	1.00	5-15-2014	2,000,000	2,004,530
U.S. Treasury Note	1.25	3-15-2014	5,000,000	5,006,308
U.S. Treasury Note	1.25	4-15-2014	10,000,000	10,022,308
U.S. Treasury Note	1.88	4-30-2014	5,000,000	5,021,065
U.S. Treasury Note	2.38	8-31-2014	12,000,000	12,150,910
U.S. Treasury Note	2.63	6-30-2014	5,000,000	5,050,148
U.S. Treasury Note ##	4.75	5-15-2014	40,000,000	40,507,882

Total Treasury Debt (Cost $98,778,441)				98,778,441

Total investments in securities (Cost $3,833,283,583) *	101.21%	3,833,283,583
Other assets and liabilities, net	(1.21)	(45,834,449)

Total net assets	100.00%	$3,787,449,134

Portfolio of investments—January 31, 2014	Wells Fargo Advantage Money Market Fund	13

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis.

§	Security is subject to a demand feature which reduces the effective maturity.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(i)	Illiquid security for which the designation as illiquid is unaudited

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 4.50%, 4-20-2041 to 6-20-2042, fair value including accrued interest is $69,319,273.

(2)	U.S. government securities, 0.25% to 1.75%, 12-15-2014 to 5-15-2022, fair value including accrued interest is $65,280,000.

(3)	U.S. government securities, 0.00% to 0.28%, 2-3-2014 to 1-6-2015, fair value including accrued interest is $46,920,000.

(4)	U.S. government securities, 0.00% to 11.25%, 2-15-2014 to 11-15-2043, fair value including accrued interest is $15,300,005.

(5)	U.S. government securities, 0.00%, 2-26-2014 to 4-3-2014, fair value is $5,100,169.

(6)	U.S. government securities, 0.00% to 5.00%, 2-3-2014 to 8-1-2043, fair value including accrued interest is $55,314,068.

(7)	U.S. government securities, 0.63% to 2.25%, 7-15-2014 to 11-30-2017, fair value including accrued interest is $17,340,306.

¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

##	All or a portion of this security has been segregated for when-issued securities.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.29%

Alabama: 2.33%

Variable Rate Demand Notes ø: 2.33%
Chatom AL IDA Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (IDR)	0.19%	8-1-2041	$7,900,000	$7,900,000
Columbia AL Industrial Development Board Pollution Control Alabama Power Company Project Series 1995-D (IDR)	0.06	10-1-2022	11,820,000	11,820,000
Mobile AL IDA Board Alabama Power Company Project Series 1993-C (IDR)	0.06	8-1-2017	12,000,000	12,000,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (IDR, Whitney National Bank LOC)	0.07	8-1-2031	4,050,000	4,050,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2008-C (IDR, Bank of Nova Scotia LOC)	0.04	12-1-2027	10,000,000	10,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-G (IDR, Bank of Nova Scotia LOC)	0.04	4-1-2028	20,000,000	20,000,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011-J (IDR, Bank of Nova Scotia LOC)	0.04	4-1-2028	15,000,000	15,000,000

				80,770,000

Arizona: 2.14%

Other Municipal Debt: 0.50%
Arizona Unemployment Insurance Trust Fund TAN Series 2013-A (Tax Revenue)	1.50	5-7-2014	7,500,000	7,525,304
Arizona Unemployment Insurance Trust Fund TAN Series 2013-B (Tax Revenue)	1.50	5-21-2014	9,900,000	9,938,171

				17,463,475

Variable Rate Demand Notes ø: 1.64%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.09	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	7-1-2024	35,055,000	35,055,000
Phoenix AZ IDA Del Mar Terrace Series A (Housing Revenue, FHLMC LIQ)	0.05	10-1-2029	11,500,000	11,500,000

				56,690,000

California: 14.71%

Other Municipal Debt: 2.34%
California RAN Series 2013 A-1 (Miscellaneous Revenue)	2.00	5-28-2014	12,100,000	12,167,771
California RAN Series 2013 A-2 (Miscellaneous Revenue)	2.00	6-23-2014	21,100,000	21,242,954
California Series 2011 A-2 (GO)	0.10	3-6-2014	8,920,000	8,920,000
Foothill CA Eastern Transportation Corridor Agency Toll Road Revenue Bonds Series 1999 (Transportation Revenue)	5.75	2-1-2014	12,600,000	12,600,000
Los Angeles County CA Series B (Miscellaneous Revenue)	0.08	2-5-2014	5,000,000	5,000,000
Los Angeles County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	2.00	2-28-2014	6,200,000	6,207,750
Santa Clara County CA TRAN Series 2013-2014 (Miscellaneous Revenue)	1.25	6-30-2014	15,000,000	15,064,749

				81,203,224

Variable Rate Demand Notes ø: 12.37%
ABAG Finance Authority for Nonprofit Corporation California Branson School Series 2008 (Education Revenue, Northern Trust Company LOC)	0.03	7-1-2038	4,200,000	4,200,000
ABAG Finance Authority for Nonprofit Corporations California Menlo School Series 2003 (Education Revenue, Northern Trust Company LOC)	0.03	9-1-2033	12,200,000	12,200,000

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Bay Area Toll Authority California Toll Bridge Series 2007-C2 (Transportation Revenue, Union Bank NA LOC)	0.03%	4-1-2047	$12,100,000	$12,100,000
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.05	2-1-2021	5,520,000	5,520,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.04	11-1-2040	81,610,000	81,610,000
California CDA Livermore Valley Performing Arts Center Project Series 2006 (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.04	12-1-2036	7,940,000	7,940,000
California CDA Sutter Health ROC RR-II-R-11621 (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.05	8-15-2032	10,200,000	10,200,000
California HFFA Catholic Healthcare West Series 2004-K (Health Revenue, Mizuho Corporate Bank LOC)	0.03	7-1-2033	14,700,000	14,700,000
California HFFA Presbyterian Homes & Services Incorporated Series 2004 (Health Revenue, Union Bank NA LOC)	0.03	7-1-2034	15,590,000	15,590,000
California HFFA Scripps Health Series C (Health Revenue, Northern Trust Company LOC)	0.03	10-1-2040	8,000,000	8,000,000
California Infrastructure & Economic Development Bank Orange County Performing Art Center Project Series 2008-A (Miscellaneous Revenue, Bank of America NA LOC)	0.05	7-1-2034	8,800,000	8,800,000
California Municipal Finance Authority Pacific Institute Series 2007-A (Housing Revenue, California Bank & Trust LOC)	0.04	8-1-2037	4,715,000	4,715,000
California Series 2004-B3 (GO, Citibank NA LOC)	0.04	5-1-2034	10,500,000	10,500,000
California Series 2005-A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.03	5-1-2040	20,500,000	20,500,000
California Statewide CDA Series 2001-A (Health Revenue, Northern Trust Company LOC)	0.05	3-1-2031	7,900,000	7,900,000
East Bay CA Municipal Wastewater Systems Series 2008-C (Water & Sewer Revenue, Bank of New York Mellon SPA)	0.03	6-1-2027	19,190,000	19,190,000
Elsinore Valley CA Municipal Water District COP Series 2008-B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.05	7-1-2035	16,025,000	16,025,000
Kings County CA Housing Authority Edgewater Apartments Series 2001-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2031	6,970,000	6,970,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	12-1-2026	5,500,000	5,500,000
Metropolitan Water District Southern California Waterworks Revenue Series A-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.03	7-1-2023	15,600,000	15,600,000
Ontario County CA Multi-Family Park Centre Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.05	12-1-2035	9,200,000	9,200,000
Orange County CA Apartment Development Revenue Issue G Series 2 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	11-15-2028	20,000,000	20,000,000
Orange County CA Apartment Development Villas Aliento Issue E of 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	8-15-2028	3,140,000	3,140,000
Pasadena CA COP Series 2008-A (Miscellaneous Revenue, Bank of America NA LOC)	0.04	2-1-2035	10,100,000	10,100,000
Sacramento County CA Housing Authority River Terrace Apartments Series 1996-C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2029	4,800,000	4,800,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007-B (Housing Revenue, FNMA LOC, FNMA Insured)	0.05	8-15-2027	10,000,000	10,000,000
San Diego County CA Regional Transportation Community Limited Tax Series 2008-A (Tax Revenue, JPMorgan Chase & Company SPA)	0.04	4-1-2038	25,000,000	25,000,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B-1 (Housing Revenue, FHLMC LIQ)	0.05	12-1-2017	10,000,000	10,000,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value
Santa Clara County CA Valley Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.03%	6-1-2026	$10,500,000	$10,500,000
Santa Clara County CA Valley Transportation Authority Series D (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.03	4-1-2036	17,275,000	17,275,000
Tustin CA Unified School District Special Tax Community Facilities District # 07-1 (Tax Revenue, Bank of America NA LOC)	0.04	9-1-2050	2,100,000	2,100,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-15-2018	7,200,000	7,200,000
Vacaville CA MFHR Sycamore Apartments Project Series 1999-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2029	2,350,000	2,350,000
Walnut Creek CA Multifamily Mortgage Creekside Drive Apartments 1985 Issue A (Housing Revenue, FHLMC LIQ)	0.04	4-1-2027	7,120,000	7,120,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.04	12-1-2038	2,400,000	2,400,000

				428,945,000

Colorado: 1.34%

Variable Rate Demand Notes ø: 1.34%
Colorado ECFA Variable Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.05	7-1-2033	10,000,000	10,000,000
Colorado Health Facilities Authority Series 3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.11	10-1-2037	3,125,000	3,125,000
Colorado HFA Winridge Apartments Series 1998 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2028	8,300,000	8,300,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.19	11-15-2025	13,500,000	13,500,000
Denver CO City & County MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.06	12-15-2038	7,895,000	7,895,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.05	11-15-2034	3,515,000	3,515,000

				46,335,000

Connecticut: 0.17%

Variable Rate Demand Note ø: 0.17%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1164 (Utilities Revenue) 144A	0.09	1-1-2038	6,000,000	6,000,000

Delaware: 0.23%

Variable Rate Demand Note ø: 0.23%
Delaware EDA St. Andrews School Project Series 2002 (Education Revenue, TD Bank NA SPA)	0.06	9-1-2032	8,000,000	8,000,000

District of Columbia: 0.59%

Other Municipal Debt: 0.27%
District of Columbia (GO)	2.00	9-30-2014	9,300,000	9,411,841

Variable Rate Demand Notes ø: 0.32%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue)	0.09	7-1-2032	3,600,000	3,600,000
District of Columbia Family & Child Services Incorporated Series 2006 (Miscellaneous Revenue, Bank of America NA LOC)	0.08	7-1-2041	3,135,000	3,135,000
District of Columbia Housing Finance Agency The Yard D Building Project Series 2012 (Housing Revenue, Capital One NA LOC)	0.06	10-1-2047	4,250,000	4,250,000

				10,985,000

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Florida: 8.64%

Other Municipal Debt: 1.20%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.09%	2-6-2014	$19,680,000	$19,680,000
JEA Florida Electric System Series 2000-F-1 (Utilities Revenue)	0.08	2-27-2014	12,300,000	12,300,000
JEA Florida Electric System Series 2000-F-2 (Utilities Revenue)	0.08	2-6-2014	9,500,000	9,500,000

				41,480,000

Variable Rate Demand Notes ø: 7.44%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.04	4-15-2041	7,300,000	7,300,000
Florida Gulf Coast University Financing Corporation Parking Project Series 2009-A (Education Revenue, Harris NA LOC)	0.04	2-1-2039	7,305,000	7,305,000
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.04	3-1-2038	11,865,000	11,865,000
Florida Municipal Power Agency All Requirements Power Supply Series 2008-C (Utilities Revenue, Bank of America NA LOC)	0.05	10-1-2035	14,700,000	14,700,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006-C (Health Revenue, Bank of America NA LIQ) 144A	0.07	11-15-2036	8,595,000	8,595,000
Hillsborough County FL School Board Master Lease Program JPMorgan Chase PUTTER Series 4128 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.08	3-1-2021	93,010,000	93,010,000
Jacksonville FL Capital Projects Series 2008-A (Utilities Revenue, Bank of America NA LOC)	0.05	10-1-2034	3,000,000	3,000,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2033	3,550,000	3,550,000
Marion County FL HFA Paddock Park Apartments Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	10-15-2032	4,000,000	4,000,000
Orange County FL Sales Tax Revenue Series 2012-B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.04	1-1-2020	5,115,000	5,115,000
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, TD Bank NA LOC)	0.03	7-1-2040	8,600,000	8,600,000
Orlando FL Utilities Commission Series 2011-A (Utilities Revenue) (i)	0.15	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.09	5-1-2038	3,825,000	3,825,000
Palm Beach County FL Norton Gallery School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC)	0.07	5-1-2025	1,565,000	1,565,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.05	8-1-2028	4,375,000	4,375,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.08	10-1-2041	4,290,000	4,290,000
St. Petersburg FL Public Utility Series 2005 Austin Trust Series 2008-3029X (Utilities Revenue, National Insured, Bank of America NA LIQ) 144A	0.24	10-1-2035	5,400,000	5,400,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue)	0.14	11-15-2033	14,000,000	14,000,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.25	10-1-2038	43,990,000	43,990,000

				257,975,000

Georgia: 1.63%

Other Municipal Debt: 0.21%
Metropolitan Atlanta GA Rapid Transit Authority Series 2012-D-2 (Tax Revenue)	0.13	4-2-2014	7,300,000	7,300,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 1.42%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (IDR, Harris NA LOC)	0.05%	11-1-2030	$7,990,000	$7,990,000
Dekalb County GA Water & Sewer Revenue Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.10	4-1-2023	5,000,000	5,000,000
Gwinnett County GA Development Authority COP Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	1-1-2016	8,795,000	8,795,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.04	10-1-2033	5,000,000	5,000,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JP Morgan Chase PUTTER Series 3755 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.06	1-1-2016	5,000,000	5,000,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 4016 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.06	1-1-2016	6,500,000	6,500,000
Metropolitan Atlanta GA Rapid Transit Authority Trust Class A (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.09	7-1-2020	11,000,000	11,000,000

				49,285,000

Hawaii: 0.19%

Variable Rate Demand Note ø: 0.19%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO, Royal Bank of Canada LIQ) 144A	0.04	11-1-2020	6,665,000	6,665,000

Idaho: 0.56%

Variable Rate Demand Note ø: 0.56%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.05	12-1-2029	19,420,000	19,420,000

Illinois: 6.82%

Other Municipal Debt: 0.73%
Illinois Educational Facilities Authority NorthShore University Health System and Other Instructions Series 1995 (Education Revenue)	0.12	3-5-2014	9,500,000	9,500,000
Illinois Finance Authority Loyola University of Chicago Finance Program (Education Revenue)	0.09	2-4-2014	15,900,000	15,900,000

				25,400,000

Variable Rate Demand Notes ø: 6.09%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.04	3-1-2035	12,000,000	12,000,000
Chicago IL 2nd Lien Water Revenue Series 2001 JP Morgan Chase PUTTER Series 4017 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.49	11-1-2023	3,875,000	3,875,000
Chicago IL Board of Education Unlimited Tax Series 2011A Deutsche Bank Spears Lifers Trust Series DBE-1210 (GO, AGM Insured) 144A	0.09	12-1-2039	14,000,000	14,000,000
Chicago IL Education Marine Project Series 1984 (IDR, FHLB LOC)	0.04	7-1-2023	4,200,000	4,200,000
Chicago IL Waterworks Revenue Sub Series 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	28,800,000	28,800,000
Chicago IL Waterworks Revenue Sub Series 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.25	11-1-2030	14,250,000	14,250,000
Cook County IL Series 2000-B (GO, Bank of New York Mellon SPA)	0.09	11-1-2031	11,825,000	11,825,000

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO, Royal Bank of Canada LIQ) 144A	0.04%	6-30-2016	$5,765,000	$5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.18	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.06	4-1-2035	9,000,000	9,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.06	9-1-2046	4,000,000	4,000,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue, Northern Trust Company LOC)	0.06	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.16	4-1-2051	6,500,000	6,500,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA)	0.05	1-1-2031	59,870,000	59,870,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2010-B-2 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.06	6-15-2050	12,600,000	12,600,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2011 Royal Bank of Canada Municipal Products Incorporated PFOTER Series O-40 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.04	6-15-2020	8,130,000	8,130,000
Metropolitan Pier & Exposition Authority Illinois McCormick Place Expansion Project Series 2012 B JPMorgan PUTTER Series 4249 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	6-15-2020	6,665,000	6,665,000

				210,980,000

Indiana: 2.02%

Other Municipal Debt: 0.25%
Indiana Bond Bank Revenue Advance Funding Program Series 2014-A (Miscellaneous Revenue)	1.25	1-6-2015	8,500,000	8,578,207

Variable Rate Demand Notes ø: 1.77%
Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	7-1-2023	26,140,000	26,140,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.07	7-1-2038	4,920,000	4,920,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	3-1-2036	10,000,000	10,000,000
Indiana HEFA ROC RR-11-R-11460 (Health Revenue, AGM Insured, Citibank NA LIQ)	0.18	5-1-2016	3,000,000	3,000,000
Purdue University Indiana Student Facilities System Series C (Education Revenue)	0.03	7-1-2032	17,335,000	17,335,000

				61,395,000

Iowa: 1.31%

Variable Rate Demand Notes ø: 1.31%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (IDR)	0.06	6-1-2039	34,000,000	34,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR, Great Western Bank LOC)	0.05	8-1-2041	8,770,000	8,770,000
Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.09	7-1-2041	2,565,000	2,565,000

				45,335,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 0.26%

Variable Rate Demand Note ø: 0.26%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.04%	11-15-2038	$9,000,000	$9,000,000

Kentucky: 0.57%

Other Municipal Debt: 0.09%
Kentucky Rural Water Finance Corporation Public Project Construction Notes Series 2013-D-1 (Miscellaneous Revenue)	1.00	9-1-2014	3,200,000	3,213,184

Variable Rate Demand Notes ø: 0.48%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05	10-1-2032	6,355,000	6,355,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05	7-1-2038	5,250,000	5,250,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.05	12-1-2038	5,055,000	5,055,000

				16,660,000

Louisiana: 0.87%

Variable Rate Demand Notes ø: 0.87%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.07	7-1-2040	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC LIQ)	0.04	9-1-2033	8,955,000	8,955,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (IDR)	0.06	8-1-2017	6,815,000	6,815,000
Louisiana Public Facilities Authority Christus Health Series 2009 B-3 (Health Revenue, Bank of New York Mellon LOC)	0.03	7-1-2047	10,350,000	10,350,000

				30,215,000

Maryland: 0.93%

Variable Rate Demand Notes ø: 0.93%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005-A (Education Revenue)	0.09	12-3-2035	1,580,000	1,580,000
Maryland CDA MFHR Hopkins Village Apartments Series 2008-F (Housing Revenue, FHLMC LIQ)	0.04	11-1-2038	3,000,000	3,000,000
Maryland HEFA Johns Hopkins University Issue Series 2004-A (Education Revenue, Bank of America NA LIQ) 144A	0.10	7-1-2033	6,665,000	6,665,000
Maryland HEFA University of Maryland Medical System Issue Series 2008-E (Health Revenue, Bank of Montreal LOC)	0.04	7-1-2041	10,000,000	10,000,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.09	7-1-2041	5,000,000	5,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series 1998 (Health Revenue)	0.09	1-1-2024	5,885,000	5,885,000

				32,130,000

Massachusetts: 3.74%

Other Municipal Debt: 0.90%
Massachusetts RAN Series 2013-C (Miscellaneous Revenue)	2.00	6-26-2014	31,000,000	31,223,628

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 2.84%
Massachusetts College Building Authority Series 2011 (Education Revenue) (i)	0.13%	11-1-2034	$13,860,000	$13,860,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.05	3-1-2034	11,110,000	11,110,000
Massachusetts Development Finance Agency Partners Healthcare System Issue Series M-2 (Health Revenue)	0.04	7-1-2048	10,000,000	10,000,000
Massachusetts Development Finance Agency Partners Healthcare Systems Series M-1 (Health Revenue, U.S. Bank NA LOC)	0.03	7-1-2048	11,000,000	11,000,000
Massachusetts HEFA Tufts University Project Series N-1 (Education Revenue, U.S. Bank NA SPA)	0.03	8-15-2040	20,700,000	20,700,000
University of Massachusetts Building Authority Project Series 1 (Education Revenue, JPMorgan Chase & Company SPA)	0.06	5-1-2038	31,700,000	31,700,000

				98,370,000

Michigan: 0.62%

Variable Rate Demand Notes ø: 0.62%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.05	6-1-2034	2,000,000	2,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.10	11-15-2049	5,250,000	5,250,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.10	11-15-2047	5,925,000	5,925,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.10	11-15-2049	4,300,000	4,300,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.04	6-1-2020	3,900,000	3,900,000

				21,375,000

Minnesota: 3.15%

Other Municipal Debt: 0.41%
Minnesota Rural Water Finance Authority Public Project Construction Series 2013 (Water & Sewer Revenue)	1.00	2-1-2014	2,500,000	2,500,000
Minnesota Rural Water Finance Authority Public Project Constructions Series 2013-B (Water & Sewer Revenue)	1.00	1-1-2015	2,400,000	2,416,294
Rochester MN Health Care Facilities Mayo Foundation Series 2000-A (Health Revenue)	0.07	3-5-2014	9,200,000	9,200,000

				14,116,294

Variable Rate Demand Notes ø: 2.74%
Arden Hills MN Northwestern College Project Series 2010 (Education Revenue, BMO Harris Bank NA LOC)	0.05	11-30-2030	7,055,000	7,055,000
Bloomington MN Bristol Village Apartments Project Series 2002-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	11-15-2032	8,580,000	8,580,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.04	7-1-2038	5,555,000	5,555,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	10-15-2033	1,225,000	1,225,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.06	12-1-2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2031	1,815,000	1,815,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Eden Prairie MN MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC LIQ)	0.04%	9-1-2031	$300,000	$300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2035	9,635,000	9,635,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.04	3-1-2029	1,620,000	1,620,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.06	1-1-2035	6,000,000	6,000,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.06	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.09	3-1-2024	6,260,000	6,260,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.09	3-1-2033	5,110,000	5,110,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.06	10-1-2020	1,745,000	1,745,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured)	0.04	11-1-2035	9,215,000	9,215,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	2-15-2033	1,120,000	1,120,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2032	2,550,000	2,550,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.04	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.04	8-1-2034	1,345,000	1,345,000

				95,150,000

Mississippi: 1.53%

Variable Rate Demand Notes ø: 1.53%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.04	12-1-2030	21,500,000	21,500,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	11-1-2018	31,560,000	31,560,000

				53,060,000

Missouri: 0.31%

Other Municipal Debt: 0.11%
Saint Louis County MO Special Obligation Series 2013-1 (Miscellaneous Revenue)	2.00	8-1-2014	4,000,000	4,035,246

Variable Rate Demand Notes ø: 0.20%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.04	8-1-2035	5,110,000	5,110,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.16	3-1-2022	1,765,000	1,765,000

				6,875,000

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Nevada: 0.21%

Variable Rate Demand Note ø: 0.21%
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.05%	6-1-2042	$7,155,000	$7,155,000

New Hampshire: 0.95%

Variable Rate Demand Notes ø: 0.95%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue) 144A	0.04	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Healthcare Issue Series 2009 JPMorgan PUTTER Series 3648 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.14	10-1-2017	5,935,000	5,935,000
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.05	10-1-2036	11,700,000	11,700,000
New Hampshire HEFA Southern New Hampshire University Issue Series 2008 (Education Revenue)	0.03	1-1-2039	400,000	400,000
New Hampshire HEFA Southern New Hampshire University Issue Series 2008 (Education Revenue)	0.03	1-1-2039	8,500,000	8,500,000

				32,815,000

New Jersey: 0.85%

Variable Rate Demand Notes ø: 0.85%
New Jersey EDA Diocese of Metuchen Project 2005 (Education Revenue, Bank of America NA LOC)	0.08	9-1-2030	3,800,000	3,800,000
New Jersey EDA Motor Vehicle Surcharges Series 2004-A (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.09	7-1-2026	2,190,000	2,190,000
New Jersey EDA School Facilities Construction Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1151 (Miscellaneous Revenue, New Jersey Deutsche Bank AG LIQ) 144A	0.09	9-1-2025	11,000,000	11,000,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank Spears Lifers Trust Series DBE-1143X (Miscellaneous Revenue) 144A	0.10	3-1-2029	2,740,000	2,740,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.04	10-1-2030	4,000,000	4,000,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank AG LIQ) 144A	0.09	1-1-2038	5,700,000	5,700,000

				29,430,000

New York: 6.79%

Other Municipal Debt: 1.18%
Metropolitan Transportation Authority New York BAN Series A (Transportation Revenue)	0.11	4-2-2014	9,825,000	9,825,000
New York Dormitory Authority Series 2009-D (Tax Revenue)	5.00	6-15-2014	6,000,000	6,104,736
Smithtown NY Central School District TAN Series 2013-2014 (GO)	1.50	6-30-2014	25,000,000	25,135,035

				41,064,771

Variable Rate Demand Notes ø: 5.61%
Metropolitan Transportation Authority New York BAN Series 2013-A Merrill Lynch PFOTER Series MT-844 (Transportation Revenue, Bank of America NA LIQ) 144A	0.10	4-19-2015	12,870,000	12,870,000
Nassau County NY Local Economic Assistance Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011-A (Miscellaneous Revenue, TD Bank NA LOC)	0.04	11-1-2041	7,300,000	7,300,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York City NY Housing Development Corporation Series F (Housing Revenue)	0.20%	11-1-2047	$4,850,000	$4,850,000
New York Dormitory Authority Series12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	11-15-2026	23,300,000	23,300,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.04	6-15-2025	15,340,000	15,340,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.04	6-15-2038	35,400,000	35,400,000
New York NY Series 2006-E-2 (GO, Bank of America NA LOC)	0.04	8-1-2034	5,540,000	5,540,000
New York NY Series 2013-A-2 (GO, Mizuho Corporate Bank LOC)	0.05	10-1-2038	15,460,000	15,460,000
New York NY Series 2013-F-3 (GO, Bank of America NA LIQ)	0.04	3-1-2042	8,000,000	8,000,000
New York NY Transitional Finance Authority Tax Exempt Subordinate Future Tax Secured Bonds Fiscal 2013 Sub Series C-5 (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.03	11-1-2041	28,935,000	28,935,000
New York Urban Development Corporation General Purpose Series 2013E JPMorgan Chase PUTTER Series 4429 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	3-15-2021	12,955,000	12,955,000
Port Authority of New York Series 163 Deutsche Bank Spears Lifers Trust Series DBE-1197 (Airport Revenue) 144A	0.05	7-15-2039	9,425,000	9,425,000
Riverhead NY IDA Central Suffolk Hospital Project Series 2006-C (Health Revenue)	0.07	7-1-2017	3,505,000	3,505,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-A (Health Revenue)	0.07	7-1-2031	4,945,000	4,945,000
Riverhead NY IDR Central Suffolk Hospital Project Series 2006-B (Health Revenue)	0.07	7-1-2031	3,450,000	3,450,000
Saratoga County NY Capital Resource Corporation Saratoga Hospital Project Series 2014 (Health Revenue, HSBC Bank USA NA LOC)	0.05	12-1-2040	3,125,000	3,125,000

				194,400,000

North Carolina: 0.61%

Variable Rate Demand Notes ø: 0.61%
North Carolina Capital Facilities Finance Agency Educational Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.05	10-1-2034	5,260,000	5,260,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	5-1-2024	2,960,000	2,960,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	7-1-2028	4,330,000	4,330,000
North Carolina Educational Facilities Finance Agency Elon College Series 1998 (Education Revenue, TD Bank NA LOC)	0.03	1-1-2021	1,450,000	1,450,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.05	12-1-2033	4,600,000	4,600,000

				21,290,000

North Dakota: 1.56%

Other Municipal Debt: 1.31%
Mercer County ND Pollution Control Basin Electric Power Cooperative Antelope Valley Unit 1 & Common Facilities Series 2009 (Miscellaneous Revenue)	0.15	3-13-2014	42,400,000	42,400,000
North Dakota Water Finance Corporation Public Projects Construction Series B-2 (Miscellaneous Revenue)	1.00	6-1-2014	3,000,000	3,006,935

				45,406,935

Variable Rate Demand Note ø: 0.25%
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank LOC)	0.05	11-1-2028	8,815,000	8,815,000

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 3.01%

Variable Rate Demand Notes ø: 3.01%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1157 (Miscellaneous Revenue) 144A	0.07%	1-1-2038	$76,385,000	$76,385,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank Spears Lifers Trust Series DBE-1144 (Education Revenue) 144A	0.09	12-1-2043	4,400,000	4,400,000
Ohio Higher Educational Facilities Commission Cleveland Clinic Health Systems Series 2013-B-3 (Health Revenue, U.S. Bank NA LIQ)	0.04	1-1-2039	20,900,000	20,900,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.20	9-1-2015	2,810,000	2,810,000

				104,495,000

Oklahoma: 0.11%

Variable Rate Demand Note ø: 0.11%
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase & Company SPA)	0.05	1-1-2028	3,700,000	3,700,000

Other: 3.18%

Variable Rate Demand Notes ø: 3.18%
Clipper Tax-Exempt Certificate Trust Series COP Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	2-15-2028	81,466,000	81,466,000
Clipper Tax-Exempt Certificate Trust Series COP Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.09	4-1-2019	28,780,000	28,780,000

				110,246,000

Pennsylvania: 3.90%

Variable Rate Demand Notes ø: 3.90%
Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series 2010-C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-29 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	12-1-2015	7,000,000	7,000,000
Allegheny County PA IDA Oakland Catholic High School Project Series 2012 (Miscellaneous Revenue, PNC Bank NA LOC)	0.06	8-1-2032	6,590,000	6,590,000
Beaver County PA IDA Electric Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.05	11-1-2020	10,000,000	10,000,000
Beaver County PA IDA Metropolitan Edison Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.05	7-15-2021	10,000,000	10,000,000
Berks County PA The Reading Hospital & Medical Center Project Series 2012-D Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E36 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	11-1-2035	15,000,000	15,000,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	5-1-2014	6,000,000	6,000,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	12-1-2041	6,615,000	6,615,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-E-28 (GO, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	12-12-2014	10,525,000	10,525,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.09%	8-1-2038	$14,000,000	$14,000,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Finance Program LaSalle College High School Project Series 2000-J-1 (Education Revenue, PNC Bank NA LOC)	0.06	11-1-2030	2,325,000	2,325,000
Pennsylvania Housing Finance Agency Series 2004 (GO, PNC Bank NA SPA)	0.04	1-1-2034	9,610,000	9,610,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 (Miscellaneous Revenue, AGM Insured)	0.21	6-1-2028	8,300,000	8,300,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2003 ROC RR-II-R-11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144A	0.19	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 1970 (Lease Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.16	12-1-2014	2,970,000	2,970,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006B JPMorgan Chase PUTTER Series 3498Z (Miscellaneous Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.16	6-1-2015	3,540,000	3,540,000
Pennsylvania Turnpike Commission Series 2011-C-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	12-1-2038	7,440,000	7,440,000
Philadelphia PA School District Series A Branch Banking & Trust Municipal Trust Series 2004 (GO, Branch Banking & Trust LOC, Branch Banking & Trust LIQ) 144A	0.05	1-4-2029	10,275,000	10,275,000

				135,190,000

Puerto Rico: 1.69%

Variable Rate Demand Notes ø: 1.69%
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1194 (Tax Revenue) 144A	0.29	8-1-2057	36,550,000	36,550,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1195 (Tax Revenue) 144A	0.24	8-1-2057	3,095,000	3,095,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1196 (Tax Revenue) 144A	0.24	8-1-2057	6,050,000	6,050,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-1222 (Tax Revenue) 144A	0.24	8-1-2057	2,300,000	2,300,000
Puerto Rico Sales Tax Financing Corporation Series 2007A Deutsche Bank Spears Lifers Trust Series DBE-284 (Tax Revenue, FGIC Insured) 144A	0.29	8-1-2041	6,385,000	6,385,000
Puerto Rico Sales Tax Financing Corporation Series 2009C Deutsche Bank Spears Lifers Trust Series DBE-1223 (Tax Revenue) 144A	0.24	8-1-2057	2,300,000	2,300,000
Puerto Rico Sales Tax Financing Corporation Series 2009C Deutsche Bank Spears Lifers Trust Series DBE-1224 (Tax Revenue) 144A	0.24	8-1-2057	1,800,000	1,800,000

				58,480,000

Rhode Island: 0.17%

Variable Rate Demand Note ø: 0.17%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.09	9-1-2020	5,800,000	5,800,000

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 2.29%

Other Municipal Debt: 1.71%
South Carolina Public Service Authority Series D (Utilities Revenue)	0.11%	3-11-2014	$10,052,000	$10,052,000
South Carolina Public Service Authority Series D (Utilities Revenue)	0.12	3-12-2014	12,999,000	12,999,000
York County SC PCR Series 2000-B1 (Utilities Revenue)	0.25	3-3-2014	11,200,000	11,200,000
York County SC PCR Series 2000-B2 (Utilities Revenue)	0.25	3-3-2014	22,200,000	22,200,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	3-3-2014	2,900,000	2,900,000

				59,351,000

Variable Rate Demand Notes ø: 0.58%
South Carolina Educational Facilities Authority Columbia College Project Series 2001 (Education Revenue, Bank of America NA LOC)	0.07	12-1-2022	4,990,000	4,990,000
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	6-1-2035	2,075,000	2,075,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.04	6-1-2046	4,680,000	4,680,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank Spears Series DBE-1141 (Health Revenue) 144A	0.09	11-1-2029	4,505,000	4,505,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (IDR, Branch Banking & Trust LOC)	0.05	11-1-2034	1,870,000	1,870,000
South Carolina Public Service Authority Series 2013-A JPMorgan Chase PUTTER Series 4379 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	6-1-2037	2,000,000	2,000,000

				20,120,000

South Dakota: 0.76%

Variable Rate Demand Notes ø: 0.76%
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Health Revenue, U.S. Bank NA LOC)	0.04	11-1-2019	10,000,000	10,000,000
South Dakota Housing Development Authority Homeownership Mortgage Series 2004-D (Housing Revenue, Bank of New York Mellon SPA)	0.04	5-1-2032	9,890,000	9,890,000
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2031	6,495,000	6,495,000

				26,385,000

Tennessee: 1.11%

Variable Rate Demand Notes ø: 1.11%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.05	6-1-2036	1,000,000	1,000,000
Blount County TN Public Building Authority Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.05	6-1-2042	4,650,000	4,650,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.06	3-1-2016	12,470,000	12,470,000
Chattanooga TN HEFA Series 3365 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.11	1-1-2040	2,815,000	2,815,000
Franklin County TN HEFA Board University of the South Project Series 1998-B (Education Revenue)	0.08	9-1-2018	5,480,000	5,480,000
Metropolitan Government Nashville & Davidson County TN Series 2005-C Clipper Tax-Exempt 2009-23 (GO, State Street Bank & Trust Company LIQ)	0.04	2-1-2016	4,420,000	4,420,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.07	7-1-2034	3,050,000	3,050,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.05	6-1-2035	4,500,000	4,500,000

				38,385,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Texas: 10.08%

Other Municipal Debt: 3.29%
Dallas TX Area Rapid Transit Authority Series I (Transportation Revenue)	0.10%	2-11-2014	$6,200,000	$6,200,000
North East Independent School District Texas Series 2004 (GO)	5.25	8-1-2014	7,755,000	7,949,022
Texas Public Finance Authority Series 2003 (Miscellaneous Revenue)	0.12	2-6-2014	11,990,000	11,990,000
Texas TRAN Series 2013 (Miscellaneous Revenue)	2.00	8-28-2014	87,030,000	87,923,106

				114,062,128

Variable Rate Demand Notes ø: 6.79%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.04	9-1-2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.04	9-1-2036	11,835,000	11,835,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (IDR)	0.12	7-1-2022	4,900,000	4,900,000
Dallas TX Performing Arts Cultural Facilities Corporation Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.04	9-1-2041	17,570,000	17,570,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	10-1-2018	15,000,000	15,000,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (IDR, CoBank LOC)	0.05	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	2-15-2032	5,090,000	5,090,000
Harris County TX Health Facilities Development Authority Hermann Healthcare Series A-1 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC, AGM Insured, Royal Bank of Canada LIQ) 144A	0.04	6-1-2027	10,000,000	10,000,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011-A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.04	11-1-2041	5,000,000	5,000,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ, Bank of America NA SPA) 144A	0.10	12-1-2023	7,100,000	7,100,000
North TX Tollway Authority Series 2008-A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.06	1-1-2048	2,440,000	2,440,000
Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.04	8-1-2041	7,385,000	7,385,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA)	0.21	2-1-2035	1,680,000	1,680,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.05	6-1-2041	45,000,000	45,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.05	3-1-2042	32,500,000	32,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue)	0.06	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.05	3-1-2039	9,000,000	9,000,000
San Antonio TX Education Facilities Corporation St. Anthony Catholic High School (Education Revenue, JPMorgan Chase & Company LOC)	0.07	12-1-2023	1,610,000	1,610,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.04	8-1-2041	13,320,000	13,320,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Gas Utilities, Morgan Stanley Bank LIQ) 144A	0.34	12-15-2026	5,935,138	5,935,138

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—January 31, 2014

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Texas Turnpike Authority CAB 1st Tier Revenue Series 2002-A Deutsche Bank Spears Lifers Trust Series DB-329 (Transportation Revenue, Ambac Insured) 144A	0.12%	8-15-2029	$7,120,000	$7,120,000
Texas Veterans Series 2010-C (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi SPA)	0.03	12-1-2040	7,000,000	7,000,000

				235,655,138

Utah: 0.28%

Variable Rate Demand Note ø: 0.28%
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.05	12-1-2034	9,675,000	9,675,000

Vermont: 0.47%

Variable Rate Demand Notes ø: 0.47%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.05	10-1-2028	1,880,000	1,880,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	0.05	7-1-2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.05	10-1-2034	9,405,000	9,405,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004-A (Health Revenue, TD Bank NA LOC)	0.05	10-1-2029	1,780,000	1,780,000

				16,205,000

Virginia: 0.88%

Variable Rate Demand Notes ø: 0.88%
Arlington County VA IDA MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC LIQ)	0.04	3-1-2035	800,000	800,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.12	5-15-2042	18,335,000	18,335,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.05	12-1-2033	3,350,000	3,350,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.16	11-1-2034	4,955,000	4,955,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.16	11-1-2034	3,185,000	3,185,000

				30,625,000

Washington: 1.01%

Variable Rate Demand Notes ø: 1.01%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Floater Series 3090 (Water & Sewer Revenue, AGM Insured) 144A	0.04	1-1-2039	17,890,000	17,890,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-A (Miscellaneous Revenue, Bank of America NA LOC) 144A	0.21	5-1-2015	1,140,000	1,140,000
Squaxin Island Tribe WA Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.16	5-1-2028	2,625,000	2,625,000
Washington Health Care Facilities Authority Multicare Health System Series 2009-A Deutsche Bank Spears Lifers Trust Series DBE-109 (Health Revenue) 144A	0.09	8-15-2044	3,375,000	3,375,000
Washington Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.05	7-1-2044	4,250,000	4,250,000
Washington Housing Finance Commission Nonprofit Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.05	6-1-2032	5,775,000	5,775,000

				35,055,000

Portfolio of investments—January 31, 2014	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 3.26%

Other Municipal Debt: 0.06%
Wisconsin Rural Water Construction Loan Program BAN Series 2013 (Water & Sewer Revenue)	1.00%	9-1-2014	$2,250,000	$2,259,270

Variable Rate Demand Notes ø: 3.20%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank LOC)	0.05	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.03	1-1-2027	2,850,000	2,850,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.24	8-15-2034	20,310,740	20,310,740
Wisconsin HEFAR Aurora Health Care Incorporated Series 2013-A Deutsche Bank Spears Lifers Trust Series DBE-1191 (Health Revenue) 144A	0.09	4-15-2035	4,000,000	4,000,000
Wisconsin Housing & EDA Series 2003-E (Housing Revenue, AGM Insured, FHLB SPA)	0.12	5-1-2043	10,020,000	10,020,000
Wisconsin Housing & EDA Series 2011-A (Housing Revenue, PNC Bank NA SPA)	0.05	12-1-2043	9,080,000	9,080,000
Wisconsin Midwestern Disaster Area Program Series 2011 (IDR, Farm Credit Services America LOC)	0.04	9-1-2036	7,800,000	7,800,000

				110,815,740

Wyoming: 1.46%

Variable Rate Demand Notes ø: 1.46%
Lincoln County WY PCR Exxon Project Series 1984-A (IDR)	0.04	11-1-2014	11,400,000	11,400,000
Lincoln County WY PCR Exxon Project Series 1984-D (IDR)	0.04	11-1-2014	3,400,000	3,400,000
Wyoming CDA Series 2001-A (Housing Revenue, Bank of America NA SPA)	0.05	12-1-2035	9,545,000	9,545,000
Wyoming Student Loan Corporation Series 2010-A-2 (Education Revenue, Royal Bank of Canada LOC)	0.04	4-1-2039	26,215,000	26,215,000

				50,560,000

Total Municipal Obligations (Cost $3,442,481,081)				3,442,481,081

Other: 0.17%
Nuveen AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A ± §	0.13	6-1-2040	6,000,000	6,000,000

Total Other (Cost $6,000,000)				6,000,000

Total investments in securities (Cost $3,448,481,081) *	99.46%	3,448,481,081
Other assets and liabilities, net	0.54	18,772,486

Total net assets	100.00%	$3,467,253,567

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	Security is subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Funds Trust:

We have audited the financial statements of Wells Fargo Advantage Money Market Fund and the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Funds”), as of January 31, 2014, and for each of the years or periods presented and have issued our unqualified reports thereon dated March 26, 2014 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included audits of the Funds’ portfolios of investments (the “Portfolios”) as of January 31, 2014 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

March 26, 2014

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	March 26, 2014

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	March 26, 2014